UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2009

Date of reporting period: February 28, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein Retirement Strategies

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

February 28, 2009

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

April 24, 2009

Semi-Annual Report

This report provides management’s discussion of fund performance for the AllianceBernstein Retirement Strategies (collectively, the “Strategies”) for the semi-annual reporting period ended February 28, 2009.

Investment Objective and Strategies

The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Strategy will seek to achieve its objective by investing in a combination of portfolios of the AllianceBernstein Underlying Pooling Portfolios representing a variety of asset classes and investment styles (the “Underlying Portfolios”). Each Strategy is managed to the specific year of planned retirement included in its name (the “retirement date”). The Strategies’ asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the “target year”) at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. After the retirement date of a Strategy, that Strategy’s asset mix seeks to minimize the likelihood that an investor in that Strategy experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after a Strat-

egy’s retirement date. Thereafter, the target asset allocation for that Strategy will generally be fixed. The static allocation of a Strategy’s asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 25% equities and 10% real estate investment trusts (REITs). The Adviser will allow the relative weightings of a Strategy’s asset classes to vary in response to the markets, but ordinarily only by +/-5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for that Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy’s portfolio due to, among other things, appreciation of one of the asset classes.

Investment Results

The tables on pages 6-17 show each individual Retirement Strategy’s (RS) performance compared to its composite benchmark. Additional performance can be found on pages 19-42. Each Strategy’s composite benchmark is derived by applying the Strategies’ target allocations over time to the results of specific benchmarks as outlined in the “Benchmark Disclosures” section of Historical Performance on pages 4-5. The Multi-Asset Solutions Team (the “Team”) believes that a composite benchmark is a better benchmark for the measurement of the Adviser’s active management performance within the underlying asset classes than a broad-market benchmark. The composite benchmark matches each Strategy’s allocations directly, so that each benchmark reflects its respective Strategy at any point in time, providing a more accurate measure of each Strategy’s active

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	1

management performance. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 43-44.

During a period of extreme risk aversion and flight to safety, the Strategies sank further into negative territory for the six- and 12-month periods ended February 28, 2009. All of the Retirement Strategies’ Class A shares without sales charges underperformed their respective composite benchmarks except for RS 2050. RS 2050 slightly outperformed its composite benchmark for the six-month period, but the 2050 Strategy and the benchmark posted negative returns for the six- and 12-month periods.

The primary driver of underperformance was the Strategies’ exposure to equity markets, which were down substantially over both six- and 12-month periods. The Strategies were also hurt by their exposure to international equities and global REITs as well as stock selection in the equity Underlying Portfolios. While these are factors that challenged the Strategies for both periods, the Team feels that the Strategies’ glidepath contains an appropriate allocation to both equity and fixed-income given the long-term retirement savings objectives of the investor.

While all of the Underlying Portfolios were down on an absolute basis for both periods, international segments, which gave up their prior leadership, and REITs pulled down the Strategies’

absolute performance most significantly. REIT holdings—helped by diversification, avoidance of highly leveraged meltdowns and exposure to strong shopping-center owners in the US and Europe—outperformed the broad global REIT index, however, as measured by the FTSE EPRA/NAREIT Global RE Index. The underlying growth Portfolios outperformed their value counterparts and the US growth holdings outperformed their benchmarks (although both posted negative returns). The Intermediate- and Short-Duration Bond Underlying Portfolios were down the least on an absolute basis for both six- and 12-month periods, but were the largest detractors from relative performance for the 12-month period. For the six-month period, the Intermediate-Duration Bond Underlying Portfolio and International Value Underlying Portfolio detracted the most, while the Short Duration Underlying Portfolio followed closely. The relative underperformance of these fixed-income Underlying Portfolios was largely due to overweights in corporate bonds and commercial mortgage-backed securities (CMBS)—which were at the center of the credit crisis that has plagued markets throughout the reporting period—and an underweight in Treasuries, which rallied as investors fled to the safest securities. Since the Strategies did not use financial leverage, their performance was not affected by risks that come with such investments.

The Intermediate-Duration Bond Underlying Portfolio underperformed the benchmark and posted negative performance for both periods, when most non-government bonds suffered.

2	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

However, the absolute losses in this Underlying Portfolio were significantly lower than those in the equity segments. Nonetheless, as major equity indices ended both periods in negative territory, the Retirement Strategies designed for young savers—RS 2035, 2040, 2045, 2050 and 2055—followed suit. These Strategies have target allocations of 90% in equities, 5% in global REITs and 5% in bonds.

While the Strategies created for mid-life savers—RS 2010, 2015, 2020, 2025 and 2030—also posted negative returns and underperformed their composite benchmarks, their losses were mitigated by the inclusion of bonds, which declined the least on an absolute basis. US growth segments, although down significantly, fell the least among equities and contributed to relative performance. These Strategies currently have target allocations ranging between 72%-90% in equities, 5%-28% in bonds and 5%-10% in global REITs. As a hedge against inflation, the RS 2010, 2015 and 2020 vintages also include Inflation-Protected Securities.

The vintages intended for early retirees—RS 2000 and 2005—have larger target allocations in bonds (between 35% and 45%), and target allocations in equities and global REITs comprise between 55% and 65% of these Strategies’ holdings. These two Strategies also underperformed their composite benchmarks for the six- and 12-month periods. However, they benefited from the relative contribution of the US growth segments. Also, their losses were mitigated by the inclusion of intermediate and short duration bonds, which despite being the largest detractors from relative performance, declined the least on an absolute basis.

Market Review and Investment Strategy

A global flight to quality left capital markets reeling in 2008 as investors sought safety from extreme market volatility by abandoning many investment types in favor of government bonds. This trend has reversed in the first two months of 2009, when non-government bonds outperformed government securities. Nonetheless, the extreme risk aversion, which characterized the six- and 12-month periods ended February 28, 2009, contributed to severe declines across many asset classes, regions and investment styles. The markets witnessed the collapse and/or government takeover of several of the world’s most powerful financial firms—all of which further undermined investor confidence. Meanwhile, the US led most of the developed world into recession, and emerging-market economies, which had powered global growth in recent years, slowed significantly.

The Strategies are positioned for substantial near-term risk and eventual recovery by combining stocks poised for stability during a difficult economic environment with stocks that are positioned to rebound during an economic recovery. Furthermore, the Team is maintaining an overweight in investment-grade corporates in taxable bonds, to take advantage of the yield spread over Treasuries, which remains at historically high levels.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	3

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Retirement Strategy 2050 and Retirement Strategy 2055 are relatively new and returns reflected may not be illustrative of long-term performance. Current performance for all of the Strategies may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting our website at www.alliancebernstein.com.

The investment return and principal value of an investment in the Strategies will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategies carefully before investing. For a free copy of the Strategies’ prospectus, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at 800.227.4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Strategies have been deducted. Strategy returns are at net asset value (NAV), without the imposition of sales charges that would apply if shares were purchased outside of a group retirement plan. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy’s quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes. For shareholders who have purchased their shares through certain group retirement plans, which are eligible to purchase Class A, Class B, Class C, Advisor Class, Class R, Class K or Class I shares at NAV without the imposition of an initial sales charge, the following fees and charges apply: Class A shares carry no front-end sales charge or CDSC, but are subject to a 0.30% Rule 12b-1 distribution fee and Class A shares may be subject to a 1% redemption fee if a non-AllianceBernstein sponsored group retirement plan terminates a Strategy as an investment option within one year of initiation; Class R shares carry no front-end sales charges or CDSC but are subject to a 0.50% Rule 12b-1 distribution fee; Class K shares carry no front-end sales charge or CDSC but are subject to a 0.25% Rule 12b-1 distribution fee; Class I shares carry no front-end sales charges or CDSC.

Benchmark Disclosures

The composite benchmark is derived by applying the Strategies’ target allocations over time to the results of the following benchmarks: for US stocks, Russell 3000 Index; for non-US stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for real estate investment trusts (REITs), FTSE EPRA/NAREIT Global Real Estate (RE) Index; for intermediate bonds, Barclays Capital US Aggregate Index; for short-term bonds, Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Barclays Capital US High Yield 2% Issuer Cap Index.

The MSCI EAFE Index values are calculated using net returns. Net returns approximate the minimum possible dividend reinvestment—the dividend is reinvested after deduction of withholding tax, applying the highest rate applicable to non-resident institutional individuals who do not benefit from double taxation treaties.

None of the indices reflect fees and expenses associated with the active management of a mutual fund portfolio. The unmanaged S&P 500 Stock Index measures 500 US stocks and is a common measure of the performance of the overall US stock market. The unmanaged Russell 3000 Index is composed of 3,000 of the largest capitalized companies that are traded in the United States. The unmanaged

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

MSCI EAFE Index is a market capitalization-weighted index that measures stock performance in 21 countries in Europe, Australasia and the Far East. The Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA)/National Association of Real Estate Investment Trusts (NAREIT) Global Real Estate (RE) Index is a free-floating, market-capitalization weighted index structured in such a way that it can be considered to represent general trends in all eligible real estate stocks worldwide. The index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian real estate markets. The unmanaged Barclays Capital US Aggregate Index covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. The ML 1-3 Year Treasury Index is an unmanaged index composed of US government securities, including agency securities, with remaining maturities, at month end, of one to three years. The Barclays Capital 1-10 Year TIPS Index is the 1-10 year maturity component of the unmanaged US Treasury Inflation Notes Index and consists of Inflation-Protection securities issued by the US Treasury. The Barclays Capital US High Yield 2% Issuer Cap Index covers the universe of fixed- rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Strategies.

A Word About Risk

All the Retirement Strategies allocate their investments among multiple asset classes, which will include US and foreign securities, as well as equity and fixed-income securities. Within each of these, the Strategies will also allocate their investments to different types of securities, such as growth and value stocks, real estate investment trusts and corporate and US government bonds. International investing involves risks not associated with US investments, including currency fluctuations and political and economic changes. The Strategies may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategies systematically rebalance their allocations in these asset classes to maintain their target weightings. Systematic rebalancing does involve transactional trading costs to the portfolios. While diversification and shifting to a more conservative investment mix over time helps to manage risk, it does not guarantee earnings growth. There is the potential to lose money in any investment program. You do not have the ability to actively manage the investments within a Retirement Strategy. The portfolio managers control security selection and asset allocation. The risks associated with an investment in the Strategies are more fully described in the Strategies’ prospectus.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	5

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein 2000 Retirement Strategy
Class A	-27.22%	-29.81%

Class B*	-27.47%	-30.28%

Class C	-27.47%	-30.28%

Advisor Class**	-27.12%	-29.63%

Class R**	-27.29%	-29.97%

Class K**	-27.19%	-29.76%

Class I**	-27.01%	-29.58%

Composite Benchmark†	-25.15%	-26.82%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital US Aggregate Index	1.88%	2.06%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†    For a description of the composite benchmark, please see pages 4-5.

See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein 2005 Retirement Strategy
Class A	-31.07%	-33.88%

Class B*	-31.31%	-34.40%

Class C	-31.34%	-34.37%

Advisor Class**	-30.92%	-33.67%

Class R**	-31.14%	-34.03%

Class K**	-31.05%	-33.86%

Class I**	-30.95%	-33.70%

Composite Benchmark†	-29.98%	-31.85%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital US Aggregate Index	1.88%	2.06%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†    For a description of the composite benchmark, please see pages 4-5.

See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	7

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein 2010 Retirement Strategy
Class A	-34.99%	-37.65%

Class B*	-35.36%	-38.21%

Class C	-35.30%	-38.21%

Advisor Class**	-34.94%	-37.54%

Class R**	-35.13%	-37.85%

Class K**	-35.01%	-37.67%

Class I**	-34.98%	-37.52%

Composite Benchmark†	-33.97%	-36.01%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital US Aggregate Index	1.88%	2.06%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†    For a description of the composite benchmark, please see pages 4-5.

See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein 2015 Retirement Strategy
Class A	-37.52%	-40.45%

Class B*	-37.63%	-40.79%

Class C	-37.73%	-40.88%

Advisor Class**	-37.44%	-40.29%

Class R**	-37.56%	-40.59%

Class K**	-37.46%	-40.43%

Class I**	-37.39%	-40.30%

Composite Benchmark†	-36.41%	-38.60%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital US Aggregate Index	1.88%	2.06%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†    For a description of the composite benchmark, please see pages 4-5.

See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	9

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein 2020 Retirement Strategy
Class A	-39.87%	-43.05%

Class B*	-40.11%	-43.46%

Class C	-40.07%	-43.42%

Advisor Class**	-39.79%	-42.85%

Class R**	-39.93%	-43.12%

Class K**	-39.85%	-43.03%

Class I**	-39.77%	-42.84%

Composite Benchmark†	-38.80%	-41.12%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital US Aggregate Index	1.88%	2.06%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†    For a description of the composite benchmark, please see pages 4-5.

See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein 2025 Retirement Strategy
Class A	-41.89%	-45.15%

Class B*	-42.13%	-45.51%

Class C	-42.14%	-45.56%

Advisor Class**	-41.83%	-44.98%

Class R**	-41.95%	-45.26%

Class K**	-41.95%	-45.15%

Class I**	-41.84%	-44.98%

Composite Benchmark†	-40.76%	-43.16%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital US Aggregate Index	1.88%	2.06%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†    For a description of the composite benchmark, please see pages 4-5.

See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	11

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein 2030 Retirement Strategy
Class A	-42.59%	-45.83%

Class B*	-42.79%	-46.21%

Class C	-42.85%	-46.26%

Advisor Class**	-42.49%	-45.67%

Class R**	-42.61%	-45.91%

Class K**	-42.59%	-45.83%

Class I**	-42.48%	-45.66%

Composite Benchmark†	-41.47%	-43.88%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital US Aggregate Index	1.88%	2.06%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†    For a description of the composite benchmark, please see pages 4-5.

See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)

12	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein 2035 Retirement Strategy
Class A	-43.24%	-46.49%

Class B*	-43.40%	-46.81%

Class C	-43.40%	-46.86%

Advisor Class**	-43.09%	-46.29%

Class R**	-43.25%	-46.61%

Class K**	-43.21%	-46.51%

Class I**	-43.07%	-46.27%

Composite Benchmark†	-42.04%	-44.47%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital US Aggregate Index	1.88%	2.06%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†    For a description of the composite benchmark, please see pages 4-5.

See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	13

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein 2040 Retirement Strategy
Class A	-43.08%	-46.34%

Class B*	-43.30%	-46.77%

Class C	-43.30%	-46.77%

Advisor Class**	-43.01%	-46.21%

Class R**	-43.18%	-46.50%

Class K**	-43.15%	-46.36%

Class I**	-43.01%	-46.17%

Composite Benchmark†	-42.04%	-44.47%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital US Aggregate Index	1.88%	2.06%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†    For a description of the composite benchmark, please see pages 4-5.

See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein 2045 Retirement Strategy
Class A	-43.26%	-46.54%

Class B*	-43.52%	-46.96%

Class C	-43.57%	-47.01%

Advisor Class**	-43.26%	-46.42%

Class R**	-43.35%	-46.64%

Class K**	-43.27%	-46.56%

Class I**	-43.18%	-46.41%

Composite Benchmark†	-42.04%	-44.47%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital US Aggregate Index	1.88%	2.06%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†    For a description of the composite benchmark, please see pages 4-5.

See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	15

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein 2050 Retirement Strategy
Class A	-41.78%	-45.16%

Class B*	-42.10%	-45.66%

Class C	-41.98%	-45.55%

Advisor Class**	-41.83%	-45.08%

Class R**	-41.87%	-45.31%

Class K**	-41.82%	-45.13%

Class I**	-41.78%	-45.10%

Composite Benchmark†	-42.04%	-44.47%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital US Aggregate Index	1.88%	2.06%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†    For a description of the composite benchmark, please see pages 4-5.

See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)

16	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein 2055 Retirement Strategy
Class A	-42.92%	-46.50%

Class B*	-43.13%	-46.77%

Class C	-43.13%	-46.77%

Advisor Class**	-42.89%	-46.28%

Class R**	-43.04%	-46.60%

Class K**	-42.81%	-46.32%

Class I**	-42.87%	-46.26%

Composite Benchmark†	-42.04%	-44.47%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital US Aggregate Index	1.88%	2.06%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

† For a description of the composite benchmark, please see pages 4-5.

See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	17

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

EACH UNDERLYING PORTFOLIO*† VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein US Value Portfolio	-44.97%	-49.48%

Russell 1000 Value Index	-44.71%	-47.35%

AllianceBernstein US Large Cap Growth Portfolio	-38.50%	-39.02%

Russell 1000 Growth Index	-39.90%	-40.03%

AllianceBernstein Global Real Estate Investment Portfolio	-51.84%	-55.85%

FTSE/EPRA NAREIT Global RE Index	-55.35%	-59.53%

AllianceBernstein International Value Portfolio	-51.14%	-57.06%

MSCI EAFE Index	-44.58%	-50.22%

AllianceBernstein International Growth Portfolio	-45.60%	-52.29%

MSCI EAFE Index	-44.58%	-50.22%

MSCI EAFE Growth Index	-43.75%	-49.07%

AllianceBernstein Small-Mid Cap Value Portfolio	-47.50%	-46.25%

Russell 2500 Value Index	-46.05%	-43.69%

AllianceBernstein Small-Mid Cap Growth Portfolio	-44.95%	-41.43%

Russell 2500 Growth Index	-46.20%	-44.20%

AllianceBernstein Short Duration Bond Portfolio	-1.95%	-3.91%

Merrill Lynch 1-3 Year Treasury Index	3.05%	3.30%

AllianceBernstein Intermediate Duration Bond Portfolio	-3.77%	-4.54%

Barclays Capital US Aggregate Index	1.88%	2.06%

AllianceBernstein Inflation-Protected Securities Portfolio	-6.98%	-6.37%

Barclays Capital 1-10 Year TIPS Index	-6.73%	-6.27%

AllianceBernstein High-Yield Portfolio	-22.66%	-23.32%

Barclays Capital US High Yield 2% Issuer Cap	-21.50%	-20.92%

*    Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public.

†    The Underlying Portfolios do not contain sales charges or management fees.

(Historical Performance continued on next page)

18	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-29.81%	-32.81%
Since Inception*	-5.37%	-6.53%

Class B Shares
1 Year	-30.28%	-32.97%
Since Inception*	-6.03%	-6.27%

Class C Shares
1 Year	-30.28%	-30.95%
Since Inception*	-6.03%	-6.03%

Advisor Class Shares†
1 Year	-29.63%	-29.63%
Since Inception*	-5.12%	-5.12%

Class R Shares†
1 Year	-29.97%	-29.97%
Since Inception*	-5.59%	-5.59%

Class K Shares†
1 Year	-29.76%	-29.76%
Since Inception*	-5.31%	-5.31%

Class I Shares†
1 Year	-29.58%	-29.58%
Since Inception*	-5.07%	-5.07%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 2.81%, 3.54%, 3.46%, 2.39%, 2.95%, 2.67% and 2.39% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.86%, 1.56%, 1.56%, 0.56%, 1.06%, 0.81% and 0.56% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	19

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-29.05%
Since Inception*	-5.01%

Class B Shares
1 Year	-29.27%
Since Inception*	-4.78%

Class C Shares
1 Year	-27.08%
Since Inception*	-4.54%

Advisor Class Shares†
1 Year	-25.67%
Since Inception*	-3.59%

Class R Shares†
1 Year	-26.00%
Since Inception*	-4.07%

Class K Shares†
1 Year	-25.84%
Since Inception*	-3.81%

Class I Shares†
1 Year	-25.66%
Since Inception*	-3.58%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

20	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-33.88%	-36.70%
Since Inception*	-7.15%	-8.29%

Class B Shares
1 Year	-34.40%	-36.89%
Since Inception*	-7.80%	-8.04%

Class C Shares
1 Year	-34.37%	-34.99%
Since Inception*	-7.84%	-7.84%

Advisor Class Shares†
1 Year	-33.67%	-33.67%
Since Inception*	-6.88%	-6.88%

Class R Shares†
1 Year	-34.03%	-34.03%
Since Inception*	-7.37%	-7.37%

Class K Shares†
1 Year	-33.86%	-33.86%
Since Inception*	-7.11%	-7.11%

Class I Shares†
1 Year	-33.70%	-33.70%
Since Inception*	-6.89%	-6.89%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.89%, 2.60%, 2.61%, 1.58%, 2.12%, 1.86% and 1.53% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.92%, 1.62%, 1.62%, 0.62%, 1.12%, 0.87% and 0.62% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	21

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-32.61%
Since Inception*	-6.53%

Class B Shares
1 Year	-32.75%
Since Inception*	-6.30%

Class C Shares
1 Year	-30.69%
Since Inception*	-6.06%

Advisor Class Shares†
1 Year	-29.33%
Since Inception*	-5.12%

Class R Shares†
1 Year	-29.68%
Since Inception*	-5.61%

Class K Shares†
1 Year	-29.57%
Since Inception*	-5.35%

Class I Shares†
1 Year	-29.41%
Since Inception*	-5.13%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

22	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-37.65%	-40.32%
Since Inception*	-8.59%	-9.71%

Class B Shares
1 Year	-38.21%	-40.52%
Since Inception*	-9.26%	-9.49%

Class C Shares
1 Year	-38.21%	-38.79%
Since Inception*	-9.26%	-9.26%

Advisor Class Shares†
1 Year	-37.54%	-37.54%
Since Inception*	-8.34%	-8.34%

Class R Shares†
1 Year	-37.85%	-37.85%
Since Inception*	-8.80%	-8.80%

Class K Shares†
1 Year	-37.67%	-37.67%
Since Inception*	-8.56%	-8.56%

Class I Shares†
1 Year	-37.52%	-37.52%
Since Inception*	-8.34%	-8.34%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.19%, 1.90%, 1.90%, 0.89%, 1.58%, 1.28% and 0.94% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.94%, 1.64%, 1.64%, 0.64%, 1.14%, 0.89% and 0.64% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	23

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-36.07%
Since Inception*	-7.78%

Class B Shares
1 Year	-36.20%
Since Inception*	-7.55%

Class C Shares
1 Year	-34.34%
Since Inception*	-7.32%

Advisor Class Shares†
1 Year	-33.10%
Since Inception*	-6.42%

Class R Shares†
1 Year	-33.36%
Since Inception*	-6.87%

Class K Shares†
1 Year	-33.24%
Since Inception*	-6.63%

Class I Shares†
1 Year	-33.08%
Since Inception*	-6.42%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

24	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-40.45%	-42.96%
Since Inception*	-9.70%	-10.80%

Class B Shares
1 Year	-40.79%	-43.02%
Since Inception*	-10.27%	-10.50%

Class C Shares
1 Year	-40.88%	-41.44%
Since Inception*	-10.31%	-10.31%

Advisor Class Shares†
1 Year	-40.29%	-40.29%
Since Inception*	-9.41%	-9.41%

Class R Shares†
1 Year	-40.59%	-40.59%
Since Inception*	-9.87%	-9.87%

Class K Shares†
1 Year	-40.43%	-40.43%
Since Inception*	-9.64%	-9.64%

Class I Shares†
1 Year	-40.30%	-40.30%
Since Inception*	-9.40%	-9.40%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.14%, 1.85%, 1.85%, 0.86%, 1.53%, 1.22% and 0.88% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.98%, 1.68%, 1.68%, 0.68%, 1.18%, 0.93% and 0.68% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. he Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	25

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-38.56%
Since Inception*	-8.75%

Class B Shares
1 Year	-38.64%
Since Inception*	-8.48%

Class C Shares
1 Year	-36.93%
Since Inception*	-8.29%

Advisor Class Shares†
1 Year	-35.61%
Since Inception*	-7.33%

Class R Shares†
1 Year	-35.94%
Since Inception*	-7.81%

Class K Shares†
1 Year	-35.85%
Since Inception*	-7.60%

Class I Shares†
1 Year	-35.62%
Since Inception*	-7.32%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

26	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-43.05%	-45.49%
Since Inception*	-10.84%	-11.93%

Class B Shares
1 Year	-43.46%	-45.59%
Since Inception*	-11.48%	-11.71%

Class C Shares
1 Year	-43.42%	-43.95%
Since Inception*	-11.44%	-11.44%

Advisor Class Shares†
1 Year	-42.85%	-42.85%
Since Inception*	-10.56%	-10.56%

Class R Shares†
1 Year	-43.12%	-43.12%
Since Inception*	-10.99%	-10.99%

Class K Shares†
1 Year	-43.03%	-43.03%
Since Inception*	-10.78%	-10.78%

Class I Shares†
1 Year	-42.84%	-42.84%
Since Inception*	-10.57%	-10.57%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.13%, 1.85%, 1.84%, 0.84%, 1.50%, 1.20% and 0.87% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.02%, 1.72%, 1.72%, 0.72%, 1.22%, 0.97% and 0.72% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	27

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-41.10%
Since Inception*	-9.84%

Class B Shares
1 Year	-41.17%
Since Inception*	-9.60%

Class C Shares
1 Year	-39.50%
Since Inception*	-9.38%

Advisor Class Shares†
1 Year	-38.32%
Since Inception*	-8.48%

Class R Shares†
1 Year	-38.67%
Since Inception*	-8.94%

Class K Shares†
1 Year	-38.44%
Since Inception*	-8.70%

Class I Shares†
1 Year	-38.30%
Since Inception*	-8.49%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

28	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-45.15%	-47.49%
Since Inception*	-11.23%	-12.32%

Class B Shares
1 Year	-45.51%	-47.56%
Since Inception*	-11.88%	-12.11%

Class C Shares
1 Year	-45.56%	-46.08%
Since Inception*	-11.89%	-11.89%

Advisor Class Shares†
1 Year	-44.98%	-44.98%
Since Inception*	-10.99%	-10.99%

Class R Shares†
1 Year	-45.26%	-45.26%
Since Inception*	-11.41%	-11.41%

Class K Shares†
1 Year	-45.15%	-45.15%
Since Inception*	-11.23%	-11.23%

Class I Shares†
1 Year	-44.98%	-44.98%
Since Inception*	-10.98%	-10.98%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.21%, 1.94%, 1.93%, 0.94%, 1.57%, 1.28% and 0.94% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.04%, 1.74%, 1.74%, 0.74%, 1.24%, 0.99% and 0.74% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	29

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-42.94%
Since Inception*	-10.12%

Class B Shares
1 Year	-43.10%
Since Inception*	-9.94%

Class C Shares
1 Year	-41.40%
Since Inception*	-9.67%

Advisor Class Shares†
1 Year	-40.31%
Since Inception*	-8.80%

Class R Shares†
1 Year	-40.55%
Since Inception*	-9.21%

Class K Shares†
1 Year	-40.49%
Since Inception*	-9.03%

Class I Shares†
1 Year	-40.32%
Since Inception*	-8.80%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

30	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-45.83%	-48.12%
Since Inception*	-11.95%	-13.03%

Class B Shares
1 Year	-46.21%	-48.25%
Since Inception*	-12.61%	-12.83%

Class C Shares
1 Year	-46.26%	-46.77%
Since Inception*	-12.61%	-12.61%

Advisor Class Shares†
1 Year	-45.67%	-45.67%
Since Inception*	-11.67%	-11.67%

Class R Shares†
1 Year	-45.91%	-45.91%
Since Inception*	-12.06%	-12.06%

Class K Shares†
1 Year	-45.83%	-45.83%
Since Inception*	-11.91%	-11.91%

Class I Shares†
1 Year	-45.66%	-45.66%
Since Inception*	-11.69%	-11.69%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.27%, 2.00%, 1.99%, 0.98%, 1.61%, 1.32% and 0.99% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	31

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-43.52%
Since Inception*	-10.77%

Class B Shares
1 Year	-43.64%
Since Inception*	-10.60%

Class C Shares
1 Year	-42.03%
Since Inception*	-10.37%

Advisor Class Shares†
1 Year	-40.81%
Since Inception*	-9.42%

Class R Shares†
1 Year	-41.14%
Since Inception*	-9.84%

Class K Shares†
1 Year	-40.97%
Since Inception*	-9.65%

Class I Shares†
1 Year	-40.85%
Since Inception*	-9.44%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

32	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-46.49%	-48.75%
Since Inception*	-12.21%	-13.28%

Class B Shares
1 Year	-46.81%	-48.84%
Since Inception*	-12.81%	-13.04%

Class C Shares
1 Year	-46.86%	-47.37%
Since Inception*	-12.81%	-12.81%

Advisor Class Shares†
1 Year	-46.29%	-46.29%
Since Inception*	-11.93%	-11.93%

Class R Shares†
1 Year	-46.61%	-46.61%
Since Inception*	-12.40%	-12.40%

Class K Shares†
1 Year	-46.51%	-46.51%
Since Inception*	-12.18%	-12.18%

Class I Shares†
1 Year	-46.27%	-46.27%
Since Inception*	-11.92%	-11.92%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.40%, 2.12%, 2.12%, 1.12%, 1.71%, 1.41% and 1.07% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	33

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-43.95%
Since Inception*	-10.93%

Class B Shares
1 Year	-44.19%
Since Inception*	-10.76%

Class C Shares
1 Year	-42.53%
Since Inception*	-10.53%

Advisor Class Shares†
1 Year	-41.37%
Since Inception*	-9.62%

Class R Shares†
1 Year	-41.61%
Since Inception*	-10.08%

Class K Shares†
1 Year	-41.49%
Since Inception*	-9.82%

Class I Shares†
1 Year	-41.39%
Since Inception*	-9.62%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

34	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-46.34%	-48.62%
Since Inception*	-11.87%	-12.95%

Class B Shares
1 Year	-46.77%	-48.81%
Since Inception*	-12.48%	-12.72%

Class C Shares
1 Year	-46.77%	-47.28%
Since Inception*	-12.48%	-12.48%

Advisor Class Shares†
1 Year	-46.21%	-46.21%
Since Inception*	-11.61%	-11.61%

Class R Shares†
1 Year	-46.50%	-46.50%
Since Inception*	-12.05%	-12.05%

Class K Shares†
1 Year	-46.36%	-46.36%
Since Inception*	-11.82%	-11.82%

Class I Shares†
1 Year	-46.17%	-46.17%
Since Inception*	-11.59%	-11.59%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.53%, 2.25%, 2.26%, 1.24%, 1.80%, 1.51% and 1.18% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	35

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-43.91%
Since Inception*	-10.64%

Class B Shares
1 Year	-44.11%
Since Inception*	-10.44%

Class C Shares
1 Year	-42.35%
Since Inception*	-10.16%

Advisor Class Shares†
1 Year	-41.24%
Since Inception*	-9.31%

Class R Shares†
1 Year	-41.52%
Since Inception*	-9.73%

Class K Shares†
1 Year	-41.43%
Since Inception*	-9.51%

Class I Shares†
1 Year	-41.24%
Since Inception*	-9.28%

*	Inception Date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

36	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-46.54%	-48.82%
Since Inception*	-12.03%	-13.11%

Class B Shares
1 Year	-46.96%	-48.99%
Since Inception*	-12.66%	-12.89%

Class C Shares
1 Year	-47.01%	-47.51%
Since Inception*	-12.70%	-12.70%

Advisor Class Shares†
1 Year	-46.42%	-46.42%
Since Inception*	-11.80%	-11.80%

Class R Shares†
1 Year	-46.64%	-46.64%
Since Inception*	-12.22%	-12.22%

Class K Shares†
1 Year	-46.56%	-46.56%
Since Inception*	-12.00%	-12.00%

Class I Shares†
1 Year	-46.41%	-46.41%
Since Inception*	-11.79%	-11.79%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.86%, 2.58%, 2.59%, 1.56%, 2.05%, 1.76% and 1.41% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	37

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-44.13%
Since Inception*	-10.82%

Class B Shares
1 Year	-44.33%
Since Inception*	-10.62%

Class C Shares
1 Year	-42.62%
Since Inception*	-10.39%

Advisor Class Shares†
1 Year	-41.46%
Since Inception*	-9.48%

Class R Shares†
1 Year	-41.74%
Since Inception*	-9.91%

Class K Shares†
1 Year	-41.67%
Since Inception*	-9.71%

Class I Shares†
1 Year	-41.51%
Since Inception*	-9.50%

*	Inception Date: 9/1/05 for all share classes.

†

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

38	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-45.16%	-47.47%
Since Inception*	-33.37%	-35.07%

Class B Shares
1 Year	-45.66%	-47.78%
Since Inception*	-33.90%	-35.05%

Class C Shares
1 Year	-45.55%	-46.08%
Since Inception*	-33.82%	-33.82%

Advisor Class Shares†
1 Year	-45.08%	-45.08%
Since Inception*	-33.24%	-33.24%

Class R Shares†
1 Year	-45.31%	-45.31%
Since Inception*	-33.50%	-33.50%

Class K Shares†
1 Year	-45.13%	-45.13%
Since Inception*	-33.31%	-33.31%

Class I Shares†
1 Year	-45.10%	-45.10%
Since Inception*	-33.25%	-33.25%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 54.05%, 71.04%, 61.62%, 41.56%, 23.04%, 30.44% and 41.84% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 6/29/07 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

This strategy is relatively new and has been in existence for less than two years. The returns reflected may not be illustrative of long-term performance.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	39

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-42.71%
Since Inception*	-30.46%

Class B Shares
1 Year	-43.01%
Since Inception*	-30.43%

Class C Shares
1 Year	-41.27%
Since Inception*	-29.25%

Advisor Class Shares†
1 Year	-40.05%
Since Inception*	-28.53%

Class R Shares†
1 Year	-40.46%
Since Inception*	-28.95%

Class K Shares†
1 Year	-40.23%
Since Inception*	-28.67%

Class I Shares†
1 Year	-40.07%
Since Inception*	-28.54%

*	Inception Date: 6/29/07 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

This strategy is relatively new and has been in existence for less than two years. The returns reflected may not be illustrative of long-term performance.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

40	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-46.50%	-48.79%
Since Inception*	-34.15%	-35.82%

Class B Shares
1 Year	-46.77%	-48.88%
Since Inception*	-34.56%	-35.70%

Class C Shares
1 Year	-46.77%	-47.30%
Since Inception*	-34.56%	-34.56%

Advisor Class Shares†
1 Year	-46.28%	-46.28%
Since Inception*	-33.94%	-33.94%

Class R Shares†
1 Year	-46.60%	-46.60%
Since Inception*	-34.29%	-34.29%

Class K Shares†
1 Year	-46.32%	-46.32%
Since Inception*	-34.00%	-34.00%

Class I Shares†
1 Year	-46.26%	-46.26%
Since Inception*	-33.93%	-33.93%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 98.79%, 189.42%, 190.07%, 127.69%, 89.34%, 87.45% and 129.43% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Date: 6/29/07 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

This strategy is relatively new and has been in existence for less than two years. The returns reflected may not be illustrative of long-term performance.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	41

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-43.89%
Since Inception*	-31.22%

Class B Shares
1 Year	-44.10%
Since Inception*	-31.14%

Class C Shares
1 Year	-42.48%
Since Inception*	-30.06%

Advisor Class Shares†
1 Year	-41.26%
Since Inception*	-29.32%

Class R Shares†
1 Year	-41.60%
Since Inception*	-29.70%

Class K Shares†
1 Year	-41.32%
Since Inception*	-29.43%

Class I Shares†
1 Year	-41.19%
Since Inception*	-29.27%

*	Inception Date: 6/29/07 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

This strategy is relatively new and has been in existence for less than two years. The returns reflected may not be illustrative of long-term performance.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

42	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTOFLIOS^~ AS OF FEBRUARY 28, 2009
NAV/SEC Returns†

AllianceBernstein US Value Portfolio
1 Year	-49.48%
Since Inception*	-13.26%

AllianceBernstein US Large Cap Growth Portfolio
1 Year	-39.02%
Since Inception*	-8.05%

AllianceBernstein Global Real Estate Investment Portfolio
1 Year	-55.85%
Since Inception*	-11.75%

AllianceBernstein International Value Portfolio
1 Year	-57.06%
Since Inception*	-9.85%

AllianceBernstein International Growth Portfolio
1 Year	-52.29%
Since Inception*	-8.32%

AllianceBernstein Small-Mid Cap Value Portfolio
1 Year	-46.25%
Since Inception*	-10.58%

AllianceBernstein Small-Mid Cap Growth Portfolio
1 Year	-41.43%
Since Inception*	-6.21%

AllianceBernstein Short Duration Bond Portfolio
1 Year	-3.91%
Since Inception*	1.65%

AllianceBernstein Intermediate Duration Bond Portfolio
1 Year	-4.54%
Since Inception*	2.29%

AllianceBernstein Inflation-Protected Securities Portfolio
1 Year	-6.37%
Since Inception*	3.19%

AllianceBernstein High-Yield Portfolio
1 Year	-23.32%
Since Inception*	-3.69%

*	Inception date: 5/20/05 for all Portfolios.

†	These Portfolios are offered at net asset value (NAV) and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant net asset value (NAV) without a sales charge or other fee. However, there may be sales charges in connection with purchases of other AllianceBernstein funds which invest in these Underlying Portfolios.

^	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. The Underlying Portfolios are not currently offered for direct investment from the general public.

~	The Underlying Portfolios do not bear sales charges or management fees.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	43

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS^~ AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
NAV/SEC Returns†

AllianceBernstein US Value Portfolio
1 Year	-43.70%
Since Inception*	-10.77%

AllianceBernstein US Large Cap Growth Portfolio
1 Year	-33.40%
Since Inception*	-5.94%

AllianceBernstein Global Real Estate Investment Portfolio
1 Year	-53.16%
Since Inception*	-9.61%

AllianceBernstein International Value Portfolio
1 Year	-53.61%
Since Inception*	-7.62%

AllianceBernstein International Growth Portfolio
1 Year	-48.17%
Since Inception*	-6.87%

AllianceBernstein Small-Mid Cap Value Portfolio
1 Year	-40.89%
Since Inception*	-7.86%

AllianceBernstein Small-Mid Cap Growth Portfolio
1 Year	-34.53%
Since Inception*	-3.46%

AllianceBernstein Short Duration Bond Portfolio
1 Year	-2.10%
Since Inception*	1.74%

AllianceBernstein Intermediate Duration Bond Portfolio
1 Year	-2.55%
Since Inception*	2.78%

AllianceBernstein Inflation-Protected Securities Portfolio
1 Year	-2.30%
Since Inception*	4.36%

AllianceBernstein High-Yield Portfolio
1 Year	-20.77%
Since Inception*	-2.87%

*	Inception date: 5/20/05 for all Portfolios.

†	These Portfolios are offered at net asset value (NAV) and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant net asset value (NAV) without a sales charge or other fee. However, there are sales charges in connection to purchases of other AllianceBernstein share classes invested in these Underlying Portfolios.

^	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public.

~	The Underlying Portfolios do not contain sales charges or management fees.

See Historical Performance disclosures on pages 4-5.

44	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

FUND EXPENSES

As a shareholder of the Strategy, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Strategy expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategy and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Strategy’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Strategy’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Strategy and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	45

Fund Expenses

FUND EXPENSES

(continued from previous page)

2000 Retirement Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$727.80	$3.51	0.82%
Hypothetical**	$1,000	$1,020.73	$4.11	0.82%
Class B
Actual	$1,000	$725.30	$6.50	1.52%
Hypothetical**	$1,000	$1,017.26	$7.60	1.52%
Class C
Actual	$1,000	$725.30	$6.50	1.52%
Hypothetical**	$1,000	$1,017.26	$7.60	1.52%
Advisor Class
Actual	$1,000	$728.85	$2.23	0.52%
Hypothetical**	$1,000	$1,022.22	$2.61	0.52%
Class R
Actual	$1,000	$727.11	$4.37	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class K
Actual	$1,000	$728.11	$3.30	0.77%
Hypothetical**	$1,000	$1,020.98	$3.86	0.77%
Class I
Actual	$1,000	$729.87	$2.23	0.52%
Hypothetical**	$1,000	$1,022.22	$2.61	0.52%

2005 Retirement Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$689.26	$3.69	0.88%
Hypothetical**	$1,000	$1,020.43	$4.41	0.88%
Class B
Actual	$1,000	$686.88	$6.61	1.58%
Hypothetical**	$1,000	$1,016.96	$7.90	1.58%
Class C
Actual	$1,000	$686.57	$6.61	1.58%
Hypothetical**	$1,000	$1,016.96	$7.90	1.58%
Advisor Class
Actual	$1,000	$690.76	$2.43	0.58%
Hypothetical**	$1,000	$1,021.92	$2.91	0.58%
Class R
Actual	$1,000	$688.58	$4.52	1.08%
Hypothetical**	$1,000	$1,019.44	$5.41	1.08%
Class K
Actual	$1,000	$689.54	$3.48	0.83%
Hypothetical**	$1,000	$1,020.68	$4.16	0.83%
Class I
Actual	$1,000	$690.51	$2.43	0.58%
Hypothetical**	$1,000	$1,021.92	$2.91	0.58%

46	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

FUND EXPENSES

(continued from previous page)

2010 Retirement Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$650.13	$3.68	0.90%
Hypothetical**	$1,000	$1,020.33	$4.51	0.90%
Class B
Actual	$1,000	$646.35	$6.53	1.60%
Hypothetical**	$1,000	$1,016.86	$8.00	1.60%
Class C
Actual	$1,000	$646.98	$6.53	1.60%
Hypothetical**	$1,000	$1,016.86	$8.00	1.60%
Advisor Class
Actual	$1,000	$650.60	$2.46	0.60%
Hypothetical**	$1,000	$1,021.82	$3.01	0.60%
Class R
Actual	$1,000	$648.67	$4.50	1.10%
Hypothetical**	$1,000	$1,019.34	$5.51	1.10%
Class K
Actual	$1,000	$649.89	$3.48	0.85%
Hypothetical**	$1,000	$1,020.58	$4.26	0.85%
Class I
Actual	$1,000	$650.19	$2.45	0.60%
Hypothetical**	$1,000	$1,021.82	$3.01	0.60%

2015 Retirement Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$624.75	$3.79	0.94%
Hypothetical**	$1,000	$1,020.13	$4.71	0.94%
Class B
Actual	$1,000	$623.75	$6.60	1.64%
Hypothetical**	$1,000	$1,016.66	$8.20	1.64%
Class C
Actual	$1,000	$622.74	$6.60	1.64%
Hypothetical**	$1,000	$1,016.66	$8.20	1.64%
Advisor Class
Actual	$1,000	$625.61	$2.58	0.64%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%
Class R
Actual	$1,000	$624.43	$4.59	1.14%
Hypothetical**	$1,000	$1,019.14	$5.71	1.14%
Class K
Actual	$1,000	$625.41	$3.59	0.89%
Hypothetical**	$1,000	$1,020.38	$4.46	0.89%
Class I
Actual	$1,000	$626.11	$2.58	0.64%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	47

Fund Expenses

FUND EXPENSES

(continued from previous page)

2020 Retirement Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$601.28	$3.89	0.98%
Hypothetical**	$1,000	$1,019.93	$4.91	0.98%
Class B
Actual	$1,000	$598.92	$6.66	1.68%
Hypothetical**	$1,000	$1,016.46	$8.40	1.68%
Class C
Actual	$1,000	$599.32	$6.66	1.68%
Hypothetical**	$1,000	$1,016.46	$8.40	1.68%
Advisor Class
Actual	$1,000	$602.10	$2.70	0.68%
Hypothetical**	$1,000	$1,021.42	$3.41	0.68%
Class R
Actual	$1,000	$600.74	$4.68	1.18%
Hypothetical**	$1,000	$1,018.94	$5.91	1.18%
Class K
Actual	$1,000	$601.49	$3.69	0.93%
Hypothetical**	$1,000	$1,020.18	$4.66	0.93%
Class I
Actual	$1,000	$602.26	$2.70	0.68%
Hypothetical**	$1,000	$1,021.42	$3.41	0.68%

2025 Retirement Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$581.06	$3.92	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Class B
Actual	$1,000	$578.66	$6.65	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Class C
Actual	$1,000	$578.61	$6.65	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Advisor Class
Actual	$1,000	$581.69	$2.75	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%
Class R
Actual	$1,000	$580.47	$4.70	1.20%
Hypothetical**	$1,000	$1,018.84	$6.01	1.20%
Class K
Actual	$1,000	$580.47	$3.72	0.95%
Hypothetical**	$1,000	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000	$581.61	$2.75	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%

48	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

FUND EXPENSES

(continued from previous page)

2030 Retirement Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$574.14	$3.98	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000	$572.07	$6.70	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Class C
Actual	$1,000	$571.53	$6.70	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Advisor Class
Actual	$1,000	$575.10	$2.81	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
Class R
Actual	$1,000	$573.90	$4.76	1.22%
Hypothetical**	$1,000	$1,018.74	$6.11	1.22%
Class K
Actual	$1,000	$574.08	$3.79	0.97%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000	$575.23	$2.81	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%

2035 Retirement Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$567.55	$3.96	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000	$566.03	$6.68	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Class C
Actual	$1,000	$566.03	$6.68	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Advisor Class
Actual	$1,000	$569.05	$2.80	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
Class R
Actual	$1,000	$567.53	$4.74	1.22%
Hypothetical**	$1,000	$1,018.74	$6.11	1.22%
Class K
Actual	$1,000	$567.93	$3.77	0.97%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000	$569.33	$2.80	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	49

Fund Expenses

FUND EXPENSES

(continued from previous page)

2040 Retirement Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$569.18	$3.97	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000	$566.97	$6.68	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Class C
Actual	$1,000	$566.97	$6.68	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Advisor Class
Actual	$1,000	$569.92	$2.80	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
Class R
Actual	$1,000	$568.19	$4.74	1.22%
Hypothetical**	$1,000	$1,018.74	$6.11	1.22%
Class K
Actual	$1,000	$568.50	$3.77	0.97%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000	$569.88	$2.80	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%

2045 Retirement Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$567.40	$3.96	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000	$564.78	$6.67	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Class C
Actual	$1,000	$564.32	$6.67	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Advisor Class
Actual	$1,000	$567.43	$2.80	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
Class R
Actual	$1,000	$566.50	$4.74	1.22%
Hypothetical**	$1,000	$1,018.74	$6.11	1.22%
Class K
Actual	$1,000	$567.29	$3.77	0.97%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000	$568.23	$2.80	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%

50	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

FUND EXPENSES

(continued from previous page)

2050 Retirement Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$582.18	$4.00	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000	$578.98	$6.73	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Class C
Actual	$1,000	$580.17	$6.74	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Advisor Class
Actual	$1,000	$581.71	$2.82	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
Class R
Actual	$1,000	$581.27	$4.78	1.22%
Hypothetical**	$1,000	$1,018.74	$6.11	1.22%
Class K
Actual	$1,000	$581.80	$3.80	0.97%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000	$582.19	$2.82	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%

2055 Retirement Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$570.76	$3.97	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000	$568.69	$6.69	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Class C
Actual	$1,000	$568.70	$6.69	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Advisor Class
Actual	$1,000	$571.10	$2.80	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
Class R
Actual	$1,000	$569.64	$4.75	1.22%
Hypothetical**	$1,000	$1,018.74	$6.11	1.22%
Class K
Actual	$1,000	$571.89	$3.78	0.97%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000	$571.29	$2.81	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
*	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses of the underlying portfolios in which the Strategies invest are not included herein.

**	Assumes 5% return before expenses.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	51

Fund Expenses

2000 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $20,725

*	All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the Strategy’s total exposure to subprime investments was 1.33%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 219-320. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 43-44.

52	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2005 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $35,574

*	All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the Strategy’s total exposure to subprime investments was 0.68%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 219-320. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 43-44.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	53

Portfolio Summary

2010 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $129,845

All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the Strategy’s total exposure to subprime investments was 0.19%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 219-320. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 43-44.

54	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2015 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $199,228

*	All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the Strategy’s total exposure to subprime investments was 0.16%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 219-320. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 43-44.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	55

Portfolio Summary

2020 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $240,316

*	All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the Strategy’s total exposure to subprime investments was 0.13%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 219-320. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 43-44.

56	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2025 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $187,225

*	All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the Strategy’s total exposure to subprime investments was 0.09%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 219-320. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 43-44.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	57

Portfolio Summary

2030 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $163,607

*	All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the Strategy’s total exposure to subprime investments was 0.07%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 219-320. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 43-44.

58	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2035 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $106,556

*	All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the Strategy’s total exposure to subprime investments was 0.07%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 219-320. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 43-44.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	59

Portfolio Summary

2040 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $92,035

*	All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the Strategy’s total exposure to subprime investments was 0.07%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 219-320. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 43-44.

60	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2045 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $52,751

*	All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the Strategy’s total exposure to subprime investments was 0.07%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 219-320. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 43-44.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	61

Portfolio Summary

2050 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $5,059

*	All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the Strategy’s total exposure to subprime investments was 0.07%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 219-320. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 43-44.

62	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2055 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,187

*	All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the Strategy’s total exposure to subprime investments was 0.07%. These investments are valued in accordance with the Underlying Portfolios’ Valuation Policies.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 219-320. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 18. Additional performance for the Underlying Portfolios may be found on pages 43-44.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	63

Portfolio Summary

STATEMENT OF NET ASSETS

February 28, 2009 (unaudited)

2000 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein Intermediate Duration Bond (shares of 446,700)	$4,029,230
AllianceBernstein Short Duration Bond (shares of 391,018)	3,511,345
AllianceBernstein Inflation Protected Securities (shares of 344,727)	3,205,958
AllianceBernstein U.S. Value (shares of 432,503)	2,162,515
AllianceBernstein U.S. Large Cap Growth (shares of 318,906)	2,158,996
AllianceBernstein Global Real Estate Investment (shares of 444,024)	2,033,629
AllianceBernstein International Value (shares of 232,867)	1,103,791
AllianceBernstein International Growth (shares of 181,492)	1,092,584
AllianceBernstein High Yield (shares of 96,447)	623,047
AllianceBernstein Small-Mid Cap Growth (shares of 60,012)	416,483
AllianceBernstein Small-Mid Cap Value (shares of 77,661)	403,838

Total investments (cost $26,834,740)	20,741,416
Receivable for capital stock sold	39,110
Receivable due from Adviser	14,571
Receivable for investments sold	4,375

Total assets	20,799,472

Liabilities
Audit fee payable	22,253
Payable for capital stock redeemed	12,046
Registration fee payable	11,757
Legal fee payable	6,971
Custody fee payable	5,577
Distribution fee payable	4,739
Transfer Agent out of pocket fee payable	4,350
Transfer Agent fee payable	2,701
Accrued expenses	3,964

Total liabilities	74,358

Net Assets	$20,725,114

Composition of Net Assets
Capital stock, at par	$2,862
Additional paid-in capital	29,722,497
Undistributed net investment income	120,347
Accumulated net realized loss on investment transactions	(3,027,268)
Net unrealized depreciation on investments	(6,093,324)

$20,725,114

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$5,089,577	693,513	$7.34	*

B	$91,999	12,663	$7.27

C	$816,733	112,399	$7.27

Advisor	$449,706	61,062	$7.36

R	$641,476	88,365	$7.26

K	$12,052,396	1,674,656	$7.20

I	$1,583,227	219,431	$7.22

*	The maximum offering price per share for Class A shares was $7.67 which reflects a sales charge of 4.25%.

See notes to financial statements.

64	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Net Assets

2005 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein Intermediate Duration Bond (shares of 627,474)	$5,659,811
AllianceBernstein Inflation Protected Securities (shares of 577,034)	5,366,414
AllianceBernstein U.S. Large Cap Growth (shares of 704,065)	4,766,523
AllianceBernstein U.S. Value (shares of 942,722)	4,713,608
AllianceBernstein Global Real Estate Investment (shares of 755,127)	3,458,482
AllianceBernstein Short Duration Bond (shares of 294,299)	2,642,808
AllianceBernstein International Growth (shares of 418,984)	2,522,281
AllianceBernstein International Value (shares of 526,518)	2,495,696
AllianceBernstein High Yield (shares of 304,008)	1,963,895
AllianceBernstein Small-Mid Cap Growth (shares of 152,279)	1,056,814
AllianceBernstein Small-Mid Cap Value (shares of 192,801)	1,002,564

Total investments (cost $52,677,589)	35,648,896
Receivable for capital stock sold	30,278
Receivable for investments sold	29,323

Total assets	35,708,497

Liabilities
Payable for capital stock redeemed	64,815
Audit fee payable	22,253
Registration fee payable	11,148
Distribution fee payable	9,572
Transfer Agent fee payable	3,231
Advisory fee payable	2,411
Accrued expenses	20,628

Total liabilities	134,058

Net Assets	$35,574,439

Composition of Net Assets
Capital stock, at par	$5,323
Additional paid-in capital	58,092,134
Distributions in excess of net investment income	(2,631)
Accumulated net realized loss on investment transactions	(5,491,694)
Net unrealized depreciation on investments	(17,028,693)

$35,574,439

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$18,810,909	2,811,934	$6.69	*

B	$436,605	65,637	$6.65

C	$718,076	108,079	$6.64

Advisor	$377,963	56,285	$6.72

R	$2,718,437	408,068	$6.66

K	$11,196,866	1,676,299	$6.68

I	$1,315,583	196,623	$6.69

*	The maximum offering price per share for Class A shares was $6.99 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	65

Statement of Net Assets

2010 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Large Cap Growth (shares of 3,044,561)	$20,611,675
AllianceBernstein U.S. Value (shares of 3,885,486)	19,427,429
AllianceBernstein Intermediate Duration Bond (shares of 2,083,528)	18,793,418
AllianceBernstein Inflation Protected Securities (shares of 1,933,589)	17,982,374
AllianceBernstein Global Real Estate Investment (shares of 2,685,300)	12,298,674
AllianceBernstein International Growth (shares of 1,819,373)	10,952,623
AllianceBernstein International Value (shares of 2,219,110)	10,518,580
AllianceBernstein High Yield (shares of 1,480,023)	9,560,948
AllianceBernstein Small-Mid Cap Growth (shares of 734,460)	5,097,155
AllianceBernstein Small-Mid Cap Value (shares of 932,129)	4,847,068

Total investments (cost $214,066,303)	130,089,944
Receivable for capital stock sold	467,953

Total assets	130,557,897

Liabilities
Payable for capital stock redeemed	539,304
Payable for investments purchased	31,659
Distribution fee payable	29,477
Administrative fee payable	14,050
Transfer Agent fee payable	9,518
Advisory fee payable	8,880
Accrued expenses	79,541

Total liabilities	712,429

Net Assets	$129,845,468

Composition of Net Assets
Capital stock, at par	$20,438
Additional paid-in capital	224,740,622
Undistributed net investment income	95,208
Accumulated net realized loss on investment transactions	(11,034,441)
Net unrealized depreciation on investments	(83,976,359)

$129,845,468

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$50,166,562	7,905,378	$6.35	*

B	$724,264	114,697	$6.31

C	$1,403,942	222,453	$6.31

Advisor	$9,376,490	1,471,968	$6.37

R	$10,050,563	1,585,729	$6.34

K	$48,582,055	7,640,116	$6.36

I	$9,541,592	1,497,985	$6.37

*	The maximum offering price per share for Class A shares was $6.63 which reflects a sales charge of 4.25%.

See notes to financial statements.

66	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Net Assets

2015 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Large Cap Growth (shares of 5,076,236)	$34,366,116
AllianceBernstein U.S. Value (shares of 6,740,745)	33,703,723
AllianceBernstein Intermediate Duration Bond (shares of 2,673,781)	24,117,507
AllianceBernstein Global Real Estate Investment (shares of 4,227,919)	19,363,870
AllianceBernstein International Growth (shares of 3,102,293)	18,675,801
AllianceBernstein International Value (shares of 3,929,542)	18,626,030
AllianceBernstein Inflation Protected Securities (shares of 1,805,934)	16,795,185
AllianceBernstein High Yield (shares of 2,283,387)	14,750,681
AllianceBernstein Small-Mid Cap Growth (shares of 1,380,052)	9,577,559
AllianceBernstein Small-Mid Cap Value (shares of 1,774,502)	9,227,409

Total investments (cost $348,366,654)	199,203,881
Receivable for capital stock sold	466,884

Total assets	199,670,765

Liabilities
Payable for capital stock redeemed	180,607
Payable for investments purchased	54,358
Distribution fee payable	44,995
Advisory fee payable	43,554
Transfer Agent out of pocket fee payable	41,508
Audit fee payable	22,253
Transfer Agent fee payable	14,583
Administrative fee payable	14,050
Accrued expenses	26,845

Total liabilities	442,753

Net Assets	$199,228,012

Composition of Net Assets
Capital stock, at par	$32,115
Additional paid-in capital	353,955,672
Undistributed net investment income	134,327
Accumulated net realized loss on investment transactions	(5,731,329)
Net unrealized depreciation on investments	(149,162,773)

$199,228,012

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$68,828,347	11,111,557	$6.19	*

B	$1,994,270	323,480	$6.17

C	$2,058,289	334,044	$6.16

Advisor	$7,868,734	1,264,060	$6.22

R	$20,155,640	3,260,127	$6.18

K	$72,424,590	11,659,408	$6.21

I	$25,898,142	4,161,892	$6.22

*	The maximum offering price per share for Class A shares was $6.46 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	67

Statement of Net Assets

2020 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Large Cap Growth (shares of 6,825,185)	$46,206,502
AllianceBernstein U.S. Value (shares of 8,787,582)	43,937,911
AllianceBernstein International Growth (shares of 4,266,981)	25,687,224
AllianceBernstein International Value (shares of 5,284,880)	25,050,332
AllianceBernstein Intermediate Duration Bond (shares of 2,641,652)	23,827,702
AllianceBernstein Global Real Estate Investment (shares of 5,062,968)	23,188,396
AllianceBernstein High Yield (shares of 2,771,004)	17,900,688
AllianceBernstein Small-Mid Cap Growth (shares of 1,931,562)	13,405,038
AllianceBernstein Small-Mid Cap Value (shares of 2,489,892)	12,947,441
AllianceBernstein Inflation Protected Securities (shares of 899,616)	8,366,431

Total investments (cost $437,900,398)	240,517,665
Receivable for capital stock sold	1,095,710
Receivable for investments sold	649,236

Total assets	242,262,611

Liabilities
Payable for capital stock redeemed	1,694,444
Advisory fee payable	62,827
Distribution fee payable	57,368
Transfer Agent fee payable	18,258
Administrative fee payable	14,050
Accrued expenses	99,322

Total liabilities	1,946,269

Net Assets	$240,316,342

Composition of Net Assets
Capital stock, at par	$40,473
Additional paid-in capital	441,193,000
Undistributed net investment income	114,153
Accumulated net realized loss on investment transactions	(3,648,551)
Net unrealized depreciation on investments	(197,382,733)

$240,316,342

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$80,605,113	13,596,259	$5.93	*

B	$1,986,748	337,327	$5.89

C	$2,856,416	484,415	$5.90

Advisor	$7,033,361	1,180,603	$5.96

R	$25,204,980	4,261,179	$5.92

K	$102,445,002	17,225,118	$5.95

I	$20,184,722	3,387,904	$5.96

*	The maximum offering price per share for Class A shares was $6.19 which reflects a sales charge of 4.25%.

See notes to financial statements.

68	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Net Assets

2025 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Large Cap Growth (shares of 5,840,562)	$39,540,606
AllianceBernstein U.S. Value (shares of 7,606,139)	38,030,695
AllianceBernstein International Growth (shares of 3,675,700)	22,127,715
AllianceBernstein International Value (shares of 4,497,662)	21,318,918
AllianceBernstein Global Real Estate Investment (shares of 3,719,207)	17,033,970
AllianceBernstein Intermediate Duration Bond (shares of 1,495,971)	13,493,662
AllianceBernstein High Yield (shares of 2,055,080)	13,275,820
AllianceBernstein Small-Mid Cap Growth (shares of 1,658,685)	11,511,276
AllianceBernstein Small-Mid Cap Value (shares of 2,096,184)	10,900,155

Total investments (cost $352,844,295)	187,232,817
Receivable for capital stock sold	715,251

Total assets	187,948,068

Liabilities
Payable for capital stock redeemed	441,588
Payable for investments purchased	79,769
Distribution fee payable	45,177
Advisory fee payable	39,114
Transfer Agent fee payable	15,620
Administrative fee payable	14,050
Accrued expenses	87,811

Total liabilities	723,129

Net Assets	$187,224,939

Composition of Net Assets
Capital stock, at par	$31,971
Additional paid-in capital	358,933,353
Distributions in excess of net investment income	(34,437)
Accumulated net realized loss on investment transactions	(6,094,470)
Net unrealized depreciation on investments	(165,611,478)

$187,224,939

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$72,224,079	12,348,449	$5.85	*

B	$1,022,113	176,221	$5.80

C	$1,989,484	342,721	$5.80

Advisor	$5,328,916	907,711	$5.87

R	$19,994,574	3,418,450	$5.85

K	$72,012,600	12,282,270	$5.86

I	$14,653,173	2,494,932	$5.87

*	The maximum offering price per share for Class A shares was $6.11 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	69

Statement of Net Assets

2030 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Large Cap Growth (shares of 5,535,445)	$37,474,961
AllianceBernstein U.S. Value (shares of 7,212,557)	36,062,785
AllianceBernstein International Growth (shares of 3,490,304)	21,011,629
AllianceBernstein International Value (shares of 4,365,137)	20,690,751
AllianceBernstein Small-Mid Cap Growth (shares of 1,629,754)	11,310,493
AllianceBernstein Small-Mid Cap Value (shares of 2,062,904)	10,727,100
AllianceBernstein Global Real Estate Investment (shares of 2,273,469)	10,412,487
AllianceBernstein Intermediate Duration Bond (shares of 1,007,467)	9,087,351
AllianceBernstein High Yield (shares of 1,086,142)	7,016,478

Total investments (cost $305,164,027)	163,794,035
Receivable for capital stock sold	582,158

Total assets	164,376,193

Liabilities
Payable for capital stock redeemed	542,421
Payable for investments purchased	44,668
Distribution fee payable	41,254
Advisory fee payable	30,031
Administrative fee payable	14,050
Transfer Agent fee payable	12,770
Accrued expenses	84,325

Total liabilities	769,519

Net Assets	$163,606,674

Composition of Net Assets
Capital stock, at par	$28,329
Additional paid-in capital	306,006,587
Distributions in excess of net investment income	(200,090)
Accumulated net realized loss on investment transactions	(858,160)
Net unrealized depreciation on investments	(141,369,992)

$163,606,674

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$56,920,090	9,861,063	$5.77	*

B	$996,585	174,149	$5.72

C	$2,601,180	454,415	$5.72

Advisor	$4,374,735	754,623	$5.80

R	$21,922,065	3,802,234	$5.77

K	$66,086,520	11,433,365	$5.78

I	$10,705,499	1,849,356	$5.79

*	The maximum offering price per share for Class A shares was $6.03 which reflects a sales charge of 4.25%.

See notes to financial statements.

70	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Net Assets

2035 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Large Cap Growth (shares of 3,819,787)	$25,859,961
AllianceBernstein U.S. Value (shares of 5,013,270)	25,066,352
AllianceBernstein International Growth (shares of 2,407,914)	14,495,643
AllianceBernstein International Value (shares of 3,011,248)	14,273,316
AllianceBernstein Small-Mid Cap Growth (shares of 1,143,692)	7,937,221
AllianceBernstein Small-Mid Cap Value (shares of 1,496,386)	7,781,205
AllianceBernstein Intermediate Duration Bond (shares of 650,475)	5,867,282
AllianceBernstein Global Real Estate Investment (shares of 1,128,457)	5,168,335

Total investments (cost $200,770,992)	106,449,315
Receivable for capital stock sold	490,396

Total assets	106,939,711

Liabilities
Payable for capital stock redeemed	150,562
Payable for investments purchased	101,544
Distribution fee payable	26,244
Audit fee payable	22,253
Transfer Agent out of pocket fee payable	22,203
Administrative fee payable	14,050
Transfer Agent fee payable	8,197
Advisory fee payable	6,181
Accrued expenses	32,515

Total liabilities	383,749

Net Assets	$106,555,962

Composition of Net Assets
Capital stock, at par	$18,561
Additional paid-in capital	201,305,336
Distributions in excess of net investment income	(197,966)
Accumulated net realized loss on investment transactions	(248,292)
Net unrealized depreciation on investments	(94,321,677)

$106,555,962

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$39,676,700	6,908,463	$5.74	*

B	$724,925	127,008	$5.71

C	$1,298,389	227,439	$5.71

Advisor	$3,076,047	533,560	$5.77

R	$13,090,177	2,292,672	$5.71

K	$41,065,361	7,148,044	$5.74

I	$7,624,363	1,324,273	$5.76

*	The maximum offering price per share for Class A shares was $5.99 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	71

Statement of Net Assets

2040 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Large Cap Growth (shares of 3,272,636)	$22,155,745
AllianceBernstein U.S. Value (shares of 4,323,430)	21,617,150
AllianceBernstein International Growth (shares of 2,069,800)	12,460,196
AllianceBernstein International Value (shares of 2,625,400)	12,444,397
AllianceBernstein Small-Mid Cap Growth (shares of 979,949)	6,800,850
AllianceBernstein Small-Mid Cap Value (shares of 1,305,103)	6,786,534
AllianceBernstein Intermediate Duration Bond (shares of 562,386)	5,072,720
AllianceBernstein Global Real Estate Investment (shares of 989,480)	4,531,818

Total investments (cost $166,874,771)	91,869,410
Receivable for capital stock sold	651,869
Receivable due from Adviser	9,802

Total assets	92,531,081

Liabilities
Payable for investments purchased	201,812
Payable for capital stock redeemed	176,688
Distribution fee payable	23,142
Administrative fee payable	14,050
Transfer Agent fee payable	9,068
Accrued expenses	71,460

Total liabilities	496,220

Net Assets	$92,034,861

Composition of Net Assets
Capital stock, at par	$15,694
Additional paid-in capital	167,652,560
Distributions in excess of net investment income	(162,762)
Accumulated net realized loss on investment transactions	(465,270)
Net unrealized depreciation on investments	(75,005,361)

$92,034,861

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$37,091,655	6,319,828	$5.87	*

B	$663,174	113,746	$5.83

C	$1,388,087	237,984	$5.83

Advisor	$2,869,207	486,483	$5.90

R	$13,015,222	2,227,382	$5.84

K	$30,257,368	5,160,367	$5.86

I	$6,750,148	1,148,575	$5.88

*	The maximum offering price per share for Class A shares was $6.13 which reflects a sales charge of 4.25%.

See notes to financial statements.

72	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Net Assets

2045 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Large Cap Growth (shares of 1,855,849)	$12,564,095
AllianceBernstein U.S. Value (shares of 2,486,208)	12,431,038
AllianceBernstein International Value (shares of 1,521,654)	7,212,640
AllianceBernstein International Growth (shares of 1,184,479)	7,130,565
AllianceBernstein Small-Mid Cap Growth (shares of 560,925)	3,892,817
AllianceBernstein Small-Mid Cap Value (shares of 748,537)	3,892,391
AllianceBernstein Intermediate Duration Bond (shares of 321,960)	2,904,080
AllianceBernstein Global Real Estate Investment (shares of 567,985)	2,601,373

Total investments (cost $95,347,098)	52,628,999
Receivable for capital stock sold	363,940
Receivable due from Adviser	7,404

Total assets	53,000,343

Liabilities
Payable for capital stock redeemed	104,031
Payable for investments purchased	65,109
Audit fee payable	22,253
Distribution fee payable	12,997
Transfer Agent fee payable	5,394
Accrued expenses	39,171

Total liabilities	248,955

Net Assets	$52,751,388

Composition of Net Assets
Capital stock, at par	$9,120
Additional paid-in capital	96,097,225
Distributions in excess of net investment income	(83,745)
Accumulated net realized loss on investment transactions	(553,113)
Net unrealized depreciation on investments	(42,718,099)

$52,751,388

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$23,177,123	3,998,859	$5.80	*

B	$213,053	37,132	$5.74

C	$860,008	150,029	$5.73

Advisor	$2,194,482	377,064	$5.82

R	$7,268,216	1,262,884	$5.76

K	$15,134,397	2,619,125	$5.78

I	$3,904,109	674,609	$5.79

*	The maximum offering price per share for Class A shares was $6.06 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	73

Statement of Net Assets

2050 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Large Cap Growth (shares of 178,330)	$1,207,293
AllianceBernstein U.S. Value (shares of 238,149)	1,190,747
AllianceBernstein International Growth (shares of 113,963)	686,057
AllianceBernstein International Value (shares of 143,838)	681,792
AllianceBernstein Small-Mid Cap Value (shares of 73,043)	379,824
AllianceBernstein Small-Mid Cap Growth (shares of 53,923)	374,224
AllianceBernstein Intermediate Duration Bond (shares of 28,439)	256,522
AllianceBernstein Global Real Estate Investment (shares of 55,244)	253,016

Total investments (cost $5,728,336)	5,029,475
Receivable for capital stock sold	76,806
Receivable for investments sold	59,187
Receivable due from Adviser	37,855

Total assets	5,203,323

Liabilities
Payable for capital stock redeemed	88,434
Audit fee payable	20,628
Custody fee payable	16,858
Distribution fee payable	1,176
Transfer Agent fee payable	677
Accrued expenses	16,161

Total liabilities	143,934

Net Assets	$5,059,389

Composition of Net Assets
Capital stock, at par	$1,036
Additional paid-in capital	7,106,910
Undistributed net investment income	11,431
Accumulated net realized loss on investment transactions	(1,361,127)
Net unrealized depreciation on investments	(698,861)

$5,059,389

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$1,450,992	297,585	$4.88	*

B	$19,702	4,060	$4.85

C	$57,407	11,822	$4.86

Advisor	$476,105	97,273	$4.89

R	$663,670	135,854	$4.89

K	$2,077,887	424,998	$4.89

I	$313,626	64,074	$4.89

*	The maximum offering price per share for Class A shares was $5.10 which reflects a sales charge of 4.25%.

See notes to financial statements.

74	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Net Assets

2055 Retirement Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Large Cap Growth (shares of 41,738)	$282,566
AllianceBernstein U.S. Value (shares of 55,759)	278,796
AllianceBernstein International Value (shares of 33,913)	160,747
AllianceBernstein International Growth (shares of 26,627)	160,295
AllianceBernstein Small-Mid Cap Growth (shares of 12,748)	88,469
AllianceBernstein Small-Mid Cap Value (shares of 17,011)	88,457
AllianceBernstein Intermediate Duration Bond (shares of 6,768)	61,047
AllianceBernstein Global Real Estate Investment (shares of 12,997)	59,527

Total investments (cost $1,562,823)	1,179,904
Receivable due from Adviser	53,965
Receivable for capital stock sold	18,496

Total assets	1,252,365

Liabilities
Audit fee payable	20,408
Custody fee payable	16,858
Legal fee payable	6,422
Payable for investments purchased	5,827
Registration fee payable	4,602
Payable for capital stock redeemed	4,217
Transfer Agent fee payable	2,212
Distribution fee payable	269
Accrued expenses	4,578

Total liabilities	65,393

Net Assets	$1,186,972

Composition of Net Assets
Capital stock, at par	$251
Additional paid-in capital	1,965,001
Undistributed net investment income	5,264
Accumulated net realized loss on investment transactions	(400,625)
Net unrealized depreciation on investments	(382,919)

$1,186,972

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$373,105	78,472	$4.75	*

B	$11,171	2,372	$4.71

C	$26,337	5,594	$4.71

Advisor	$114,254	23,952	$4.77

R	$99,459	21,152	$4.70

K	$495,806	104,923	$4.73

I	$66,840	14,151	$4.72

*	The maximum offering price per share for Class A shares was $4.96 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	75

Statement of Net Assets

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2009 (unaudited)

	2000 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$508,982

Expenses
Advisory fee (see Note B)	$54,671
Distribution fee—Class A	7,935
Distribution fee—Class B	615
Distribution fee—Class C	5,006
Distribution fee—Class R	1,167
Distribution fee—Class K	14,320
Transfer agency—Class A	6,381
Transfer agency—Class B	199
Transfer agency—Class C	1,297
Transfer agency—Advisor Class	573
Transfer agency—Class R	594
Transfer agency—Class K	11,456
Transfer agency—Class I	506
Registration fees	46,649
Administrative	39,550
Custodian	34,000
Audit	19,474
Legal	14,550
Printing	3,689
Directors’ fees	1,698
Miscellaneous	7,207

Total expenses	271,537
Less: expenses waived and reimbursed by the Adviser (see Note B)	(190,786)
Less: expense offset arrangement (see Note B)	(19)

Net expenses		80,732

Net investment income		428,250

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(2,192,653)
Net realized gain distributions from Underlying Portfolios		91,535
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		(4,879,027)

Net loss on investment transactions		(6,980,145)

Net Decrease in Net Assets from Operations		$(6,551,895)

See notes to financial statements.

76	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2005 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$1,079,819

Expenses
Advisory fee (see Note B)	$113,416
Distribution fee—Class A	30,991
Distribution fee—Class B	2,408
Distribution fee—Class C	4,251
Distribution fee—Class R	7,237
Distribution fee—Class K	18,206
Transfer agency—Class A	2,711
Transfer agency—Class B	143
Transfer agency—Class C	204
Transfer agency—Advisor Class	23
Transfer agency—Class R	3,763
Transfer agency—Class K	14,565
Transfer agency—Class I	681
Registration fees	46,661
Administrative	39,550
Custodian	34,000
Audit	19,474
Legal	14,550
Printing	4,552
Directors’ fees	1,698
Miscellaneous	7,207

Total expenses	366,291
Less: expenses waived and reimbursed by the Adviser (see Note B)	(183,572)
Less: expense offset arrangement (see Note B)	(24)

Net expenses		182,695

Net investment income		897,124

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(4,531,772)
Net realized gain distributions from Underlying Portfolios		270,187
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		(12,571,488)

Net loss on investment transactions		(16,833,073)

Net Decrease in Net Assets from Operations		$(15,935,949)

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	77

Statement of Operations

	2010 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$3,528,642

Expenses
Advisory fee (see Note B)	$431,481
Distribution fee—Class A	87,399
Distribution fee—Class B	4,617
Distribution fee—Class C	8,888
Distribution fee—Class R	25,334
Distribution fee—Class K	61,906
Transfer agency—Class A	45,436
Transfer agency—Class B	879
Transfer agency—Class C	1,563
Transfer agency—Advisor Class	8,373
Transfer agency—Class R	13,174
Transfer agency—Class K	49,525
Transfer agency—Class I	4,636
Registration fees	46,765
Administrative	39,550
Custodian	34,000
Audit	19,474
Legal	14,550
Printing	9,289
Directors’ fees	1,698
Miscellaneous	7,231

Total expenses	915,768
Less: expenses waived and reimbursed by the Adviser (see Note B)	(296,091)
Less: expense offset arrangement (see Note B)	(53)

Net expenses		619,624

Net investment income		2,909,018

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(6,368,669)
Net realized gain distributions from Underlying Portfolios		1,107,298
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		(63,881,358)

Net loss on investment transactions		(69,142,729)

Net Decrease in Net Assets from Operations		$(66,233,711)

See notes to financial statements.

78	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2015 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$4,922,873

Expenses
Advisory fee (see Note B)	$666,613
Distribution fee—Class A	111,961
Distribution fee—Class B	12,474
Distribution fee—Class C	11,361
Distribution fee—Class R	50,419
Distribution fee—Class K	99,537
Transfer agency—Class A	55,986
Transfer agency—Class B	2,208
Transfer agency—Class C	2,065
Transfer agency—Advisor Class	6,339
Transfer agency—Class R	26,218
Transfer agency—Class K	79,629
Transfer agency—Class I	11,766
Registration fees	47,215
Administrative	39,550
Custodian	34,000
Audit	19,474
Legal	14,550
Printing	12,495
Directors’ fees	1,697
Miscellaneous	7,336

Total expenses	1,312,893
Less: expenses waived and reimbursed by the Adviser (see Note B)	(316,009)
Less: expense offset arrangement (see Note B)	(79)

Net expenses		996,805

Net investment income		3,926,068

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(6,180,370)
Net realized gain distributions from Underlying Portfolios		1,986,408
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		(110,174,949)

Net loss on investment transactions		(114,368,911)

Net Decrease in Net Assets from Operations		$(110,442,843)

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	79

Statement of Operations

	2020 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$4,992,331

Expenses
Advisory fee (see Note B)	$786,705
Distribution fee—Class A	135,680
Distribution fee—Class B	12,254
Distribution fee—Class C	16,152
Distribution fee—Class R	65,458
Distribution fee—Class K	133,761
Transfer agency—Class A	71,957
Transfer agency—Class B	2,363
Transfer agency—Class C	3,079
Transfer agency—Advisor Class	6,171
Transfer agency—Class R	34,038
Transfer agency—Class K	107,008
Transfer agency—Class I	13,083
Registration fees	48,639
Administrative	39,550
Custodian	34,000
Audit	19,474
Printing	16,328
Legal	14,550
Directors’ fees	1,698
Miscellaneous	7,473

Total expenses	1,569,421
Less: expenses waived and reimbursed by the Adviser (see Note B)	(314,421)
Less: expense offset arrangement (see Note B)	(96)

Net expenses		1,254,904

Net investment income		3,737,427

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(5,425,611)
Net realized gain distributions from Underlying Portfolios		2,646,707
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		(142,429,366)

Net loss on investment transactions		(145,208,270)

Net Decrease in Net Assets from Operations		$(141,470,843)

See notes to financial statements.

80	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2025 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$3,545,428

Expenses
Advisory fee (see Note B)	$692,647
Distribution fee—Class A	122,671
Distribution fee—Class B	6,524
Distribution fee—Class C	11,354
Distribution fee—Class R	50,804
Distribution fee—Class K	105,495
Transfer agency—Class A	75,678
Transfer agency—Class B	1,556
Transfer agency—Class C	2,563
Transfer agency—Advisor Class	5,267
Transfer agency—Class R	26,418
Transfer agency—Class K	84,396
Transfer agency—Class I	10,493
Registration fees	49,015
Administrative	39,550
Custodian	34,000
Audit	19,474
Printing	15,263
Legal	14,550
Directors’ fees	1,698
Miscellaneous	7,161

Total expenses	1,376,577
Less: expenses waived and reimbursed by the Adviser (see Note B)	(333,706)
Less: expense offset arrangement (see Note B)	(95)

Net expenses		1,042,776

Net investment income		2,502,652

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(7,653,163)
Net realized gain distributions from Underlying Portfolios		2,469,086
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		(119,461,656)

Net loss on investment transactions		(124,645,733)

Net Decrease in Net Assets from Operations		$(122,143,081)

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	81

Statement of Operations

	2030 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$2,619,293

Expenses
Advisory fee (see Note B)	$571,811
Distribution fee—Class A	95,099
Distribution fee—Class B	6,591
Distribution fee—Class C	14,055
Distribution fee—Class R	55,317
Distribution fee—Class K	86,124
Transfer agency—Class A	66,513
Transfer agency—Class B	1,686
Transfer agency—Class C	3,533
Transfer agency—Advisor Class	4,875
Transfer agency—Class R	28,765
Transfer agency—Class K	68,899
Transfer agency—Class I	6,144
Registration fees	47,534
Administrative	39,550
Custodian	34,000
Audit	19,474
Printing	15,679
Legal	14,550
Directors’ fees	1,698
Miscellaneous	7,001

Total expenses	1,188,898
Less: expenses waived and reimbursed by the Adviser (see Note B)	(298,227)
Less: expense offset arrangement (see Note B)	(93)

Net expenses		890,578

Net investment income		1,728,715

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(2,370,907)
Net realized gain distributions from Underlying Portfolios		2,232,260
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		(104,381,004)

Net loss on investment transactions		(104,519,651)

Net Decrease in Net Assets from Operations		$(102,790,936)

See notes to financial statements.

82	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2035 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$1,543,172

Expenses
Advisory fee (see Note B)	$377,488
Distribution fee—Class A	65,629
Distribution fee—Class B	4,589
Distribution fee—Class C	7,520
Distribution fee—Class R	32,788
Distribution fee—Class K	56,322
Transfer agency—Class A	47,155
Transfer agency—Class B	1,220
Transfer agency—Class C	1,926
Transfer agency—Advisor Class	3,358
Transfer agency—Class R	17,050
Transfer agency—Class K	45,057
Transfer agency—Class I	4,611
Registration fees	47,702
Administrative	39,550
Custodian	34,000
Audit	19,474
Legal	14,550
Printing	14,476
Directors’ fees	1,698
Miscellaneous	8,112

Total expenses	844,275
Less: expenses waived and reimbursed by the Adviser (see Note B)	(259,201)
Less: expense offset arrangement (see Note B)	(85)

Net expenses		584,989

Net investment income		958,183

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(1,255,595)
Net realized gain distributions from Underlying Portfolios		1,582,925
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		(70,588,349)

Net loss on investment transactions		(70,261,019)

Net Decrease in Net Assets from Operations		$(69,302,836)

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	83

Statement of Operations

	2040 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$1,234,303

Expenses
Advisory fee (see Note B)	$306,682
Distribution fee—Class A	60,160
Distribution fee—Class B	4,054
Distribution fee—Class C	6,963
Distribution fee—Class R	31,495
Distribution fee—Class K	36,610
Transfer agency—Class A	54,026
Transfer agency—Class B	1,268
Transfer agency—Class C	2,389
Transfer agency—Advisor Class	3,956
Transfer agency—Class R	16,377
Transfer agency—Class K	29,288
Transfer agency—Class I	3,413
Registration fees	47,726
Administrative	39,550
Custodian	34,000
Audit	19,474
Legal	14,550
Printing	14,053
Directors’ fees	1,699
Miscellaneous	7,352

Total expenses	735,085
Less: expenses waived and reimbursed by the Adviser (see Note B)	(256,014)
Less: expense offset arrangement (see Note B)	(80)

Net expenses		478,991

Net investment income		755,312

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(926,651)
Net realized gain distributions from Underlying Portfolios		1,291,470
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		(56,826,532)

Net loss on investment transactions		(56,461,713)

Net Decrease in Net Assets from Operations		$(55,706,401)

See notes to financial statements.

84	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2045 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$714,200

Expenses
Advisory fee (see Note B)	$176,932
Distribution fee—Class A	37,830
Distribution fee—Class B	1,223
Distribution fee—Class C	4,712
Distribution fee—Class R	17,632
Distribution fee—Class K	18,984
Transfer agency—Class A	35,524
Transfer agency—Class B	489
Transfer agency—Class C	1,571
Transfer agency—Advisor Class	2,815
Transfer agency—Class R	9,169
Transfer agency—Class K	15,187
Transfer agency—Class I	1,972
Registration fees	46,845
Administrative	39,550
Custodian	34,000
Audit	19,474
Legal	14,550
Printing	12,764
Directors’ fees	1,699
Miscellaneous	7,453

Total expenses	500,375
Less: expenses waived and reimbursed by the Adviser (see Note B)	(223,933)
Less: expense offset arrangement (see Note B)	(74)

Net expenses		276,368

Net investment income		437,832

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(962,448)
Net realized gain distributions from Underlying Portfolios		751,879
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		(32,434,410)

Net loss on investment transactions		(32,644,979)

Net Decrease in Net Assets from Operations		$(32,207,147)

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	85

Statement of Operations

	2050 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$38,020

Expenses
Advisory fee (see Note B)	$11,275
Distribution fee—Class A	1,822
Distribution fee—Class B	122
Distribution fee—Class C	266
Distribution fee—Class R	1,009
Distribution fee—Class K	1,420
Transfer agency—Class A	6,224
Transfer agency—Class B	146
Transfer agency—Class C	285
Transfer agency—Advisor Class	1,882
Transfer agency—Class R	94
Transfer agency—Class K	281
Transfer agency—Class I	35
Administrative	39,550
Registration fees	36,770
Custodian	34,000
Audit	15,296
Legal	10,402
Directors’ fees	1,500
Printing	12
Miscellaneous	3,410

Total expenses	165,801
Less: expenses waived and reimbursed by the Adviser (see Note B)	(148,662)
Less: expense offset arrangement (see Note B)	(11)

Net expenses		17,128

Net investment income		20,892

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(1,298,675)
Net realized gain distributions from Underlying Portfolios		46,429
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		(567,619)

Net loss on investment transactions		(1,819,865)

Net Decrease in Net Assets from Operations		$(1,798,973)

See notes to financial statements.

86	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2055 Retirement Strategy
Investment Income
Income distributions from Underlying Portfolios		$12,825

Expenses
Advisory fee (see Note B)	$3,711
Distribution fee—Class A	706
Distribution fee—Class B	56
Distribution fee—Class C	145
Distribution fee—Class R	319
Distribution fee—Class K	462
Transfer agency—Class A	6,679
Transfer agency—Class B	184
Transfer agency—Class C	471
Transfer agency—Advisor Class	1,226
Transfer agency—Class R	38
Transfer agency—Class K	94
Transfer agency—Class I	1
Administrative	39,550
Registration fees	36,580
Custodian	34,000
Audit	15,068
Legal	10,402
Directors’ fees	1,500
Printing	12
Miscellaneous	3,410

Total expenses	154,614
Less: expenses waived and reimbursed by the Adviser (see Note B)	(148,809)
Less: expense offset arrangement (see Note B)	(7)

Net expenses		5,798

Net investment income		7,027

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(395,472)
Net realized gain distributions from Underlying Portfolios		15,033
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		(325,959)

Net loss on investment transactions		(706,398)

Net Decrease in Net Assets from Operations		$(699,371)

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	87

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	2000 Retirement Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$428,250	$645,174
Net realized loss on sale of Underlying Portfolio shares	(2,192,653)	(723,866)
Net realized gain distributions from Underlying Portfolios	91,535	382,712
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(4,879,027)	(1,367,549)

Net decrease in net assets from operations	(6,551,895)	(1,063,529)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(126,065)	(202,066)
Class B	(1,551)	(5,359)
Class C	(14,497)	(41,645)
Advisor Class	(13,633)	(14,534)
Class R	(10,119)	(10,671)
Class K	(293,941)	(212,731)
Class I	(48,014)	(30,069)
Net realized gain on investment transactions
Class A	(103,886)	(84,879)
Class B	(2,141)	(2,408)
Class C	(20,004)	(18,710)
Advisor Class	(9,865)	(5,776)
Class R	(9,006)	(5,845)
Class K	(228,478)	(84,547)
Class I	(32,998)	(10,992)
Capital Stock Transactions
Net increase	4,878,261	12,920,120

Total increase (decrease)	(2,587,832)	11,126,359
Net Assets
Beginning of period	23,312,946	12,186,587

End of period (including undistributed net investment income of $120,347 and $199,917, respectively)	$20,725,114	$23,312,946

See notes to financial statements.

88	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2005 Retirement Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$897,124	$1,265,254
Net realized loss on sale of Underlying Portfolio shares	(4,531,772)	(855,460)
Net realized gain distributions from Underlying Portfolios	270,187	973,149
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(12,571,488)	(4,708,939)

Net decrease in net assets from operations	(15,935,949)	(3,325,996)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(661,565)	(530,409)
Class B	(9,832)	(17,450)
Class C	(16,905)	(60,418)
Advisor Class	(12,973)	(7,033)
Class R	(82,538)	(107,886)
Class K	(451,747)	(206,448)
Class I	(46,839)	(57,274)
Net realized gain on investment transactions
Class A	(588,338)	(387,138)
Class B	(13,885)	(14,485)
Class C	(23,871)	(50,151)
Advisor Class	(10,644)	(4,802)
Class R	(84,720)	(78,971)
Class K	(403,284)	(149,822)
Class I	(38,428)	(38,082)
Capital Stock Transactions
Net increase	9,477,941	21,020,777

Total increase (decrease)	(8,903,577)	15,984,412
Net Assets
Beginning of period	44,478,016	28,493,604

End of period (including undistributed/(distributions in excess of) net investment income of ($2,631) and $382,644, respectively)	$35,574,439	$44,478,016

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	89

Statement of Changes in Net Assets

	2010 Retirement Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,909,018	$5,325,190
Net realized loss on sale of Underlying Portfolio shares	(6,368,669)	(4,646,684)
Net realized gain distributions from Underlying Portfolios	1,107,298	4,859,063
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(63,881,358)	(21,748,607)

Net decrease in net assets from operations	(66,233,711)	(16,211,038)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,808,305)	(1,708,541)
Class B	(21,143)	(25,818)
Class C	(42,784)	(52,333)
Advisor Class	(371,366)	(277,927)
Class R	(295,126)	(251,808)
Class K	(1,476,233)	(1,369,229)
Class I	(405,685)	(385,742)
Net realized gain on investment transactions
Class A	(2,199,867)	(838,738)
Class B	(35,897)	(16,466)
Class C	(72,638)	(33,378)
Advisor Class	(408,371)	(127,187)
Class R	(403,513)	(129,501)
Class K	(1,846,786)	(668,118)
Class I	(454,191)	(177,529)
Capital Stock Transactions
Net increase	27,480,563	95,871,525

Total increase (decrease)	(48,595,053)	73,598,172
Net Assets
Beginning of period	178,440,521	104,842,349

End of period (including undistributed net investment income of $95,208 and $1,606,832, respectively)	$129,845,468	$178,440,521

See notes to financial statements.

90	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2015 Retirement Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,926,068	$7,253,536
Net realized loss on sale of Underlying Portfolio shares	(6,180,370)	(1,028,294)
Net realized gain distributions from Underlying Portfolios	1,986,408	7,579,485
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(110,174,949)	(42,155,051)

Net decrease in net assets from operations	(110,442,843)	(28,350,324)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(2,071,494)	(2,131,105)
Class B	(48,488)	(75,280)
Class C	(45,943)	(55,616)
Advisor Class	(268,376)	(62,600)
Class R	(516,359)	(299,153)
Class K	(2,081,949)	(2,009,173)
Class I	(1,110,105)	(864,409)
Net realized gain on investment transactions
Class A	(2,596,397)	(646,589)
Class B	(87,786)	(29,392)
Class C	(83,178)	(21,715)
Advisor Class	(300,972)	(17,578)
Class R	(715,157)	(95,495)
Class K	(2,707,511)	(609,594)
Class I	(1,249,996)	(244,127)
Capital Stock Transactions
Net increase	38,854,890	147,278,764

Total increase (decrease)	(85,471,664)	111,766,614
Net Assets
Beginning of period	284,699,676	172,933,062

End of period (including undistributed net investment income of $134,327 and $2,350,973, respectively)	$199,228,012	$284,699,676

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	91

Statement of Changes in Net Assets

	2020 Retirement Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,737,427	$8,301,852
Net realized loss on sale of Underlying Portfolio shares	(5,425,611)	(553,510)
Net realized gain distributions from Underlying Portfolios	2,646,707	10,103,985
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(142,429,366)	(58,161,274)

Net decrease in net assets from operations	(141,470,843)	(40,308,947)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(2,322,421)	(2,298,344)
Class B	(41,141)	(63,765)
Class C	(56,747)	(52,169)
Advisor Class	(221,985)	(91,286)
Class R	(558,375)	(530,900)
Class K	(2,545,047)	(2,252,449)
Class I	(690,806)	(838,817)
Net realized gain on investment transactions
Class A	(3,608,745)	(784,232)
Class B	(96,634)	(28,371)
Class C	(133,289)	(23,212)
Advisor Class	(307,130)	(28,722)
Class R	(1,025,329)	(186,832)
Class K	(4,101,858)	(763,414)
Class I	(978,104)	(267,257)
Capital Stock Transactions
Net increase	67,153,664	187,691,871

Total increase (decrease)	(91,004,790)	139,173,154
Net Assets
Beginning of period	331,321,132	192,147,978

End of period (including undistributed net investment income of $114,153 and $2,813,248, respectively)	$240,316,342	$331,321,132

See notes to financial statements.

92	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2025 Retirement Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,502,652	$6,375,177
Net realized loss on sale of Underlying Portfolio shares	(7,653,163)	(555,363)
Net realized gain distributions from Underlying Portfolios	2,469,086	8,952,625
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(119,461,656)	(50,455,279)

Net decrease in net assets from operations	(122,143,081)	(35,682,840)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,799,605)	(2,023,439)
Class B	(17,959)	(32,597)
Class C	(32,119)	(38,148)
Advisor Class	(147,596)	(31,175)
Class R	(404,481)	(289,764)
Class K	(1,840,242)	(1,740,125)
Class I	(437,437)	(561,656)
Net realized gain on investment transactions
Class A	(3,449,243)	(800,797)
Class B	(56,694)	(16,671)
Class C	(101,396)	(19,509)
Advisor Class	(246,249)	(11,227)
Class R	(886,005)	(119,314)
Class K	(3,635,324)	(683,839)
Class I	(733,619)	(202,921)
Capital Stock Transactions
Net increase	48,906,531	143,886,605

Total increase (decrease)	(87,024,519)	101,632,583
Net Assets
Beginning of period	274,249,458	172,616,875

End of period (including undistributed/(distributions in excess of) net investment income of ($34,437) and $2,142,350, respectively)	$187,224,939	$274,249,458

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	93

Statement of Changes in Net Assets

	2030 Retirement Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,728,715	$4,318,617
Net realized loss on sale of Underlying Portfolio shares	(2,370,907)	(893,070)
Net realized gain distributions from Underlying Portfolios	2,232,260	7,042,857
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(104,381,004)	(39,937,993)

Net decrease in net assets from operations	(102,790,936)	(29,469,589)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,227,058)	(1,260,512)
Class B	(14,593)	(24,630)
Class C	(31,392)	(35,083)
Advisor Class	(104,483)	(16,193)
Class R	(358,830)	(332,502)
Class K	(1,222,059)	(1,193,059)
Class I	(294,248)	(298,341)
Net realized gain on investment transactions
Class A	(2,479,858)	(329,049)
Class B	(51,432)	(8,748)
Class C	(110,636)	(12,461)
Advisor Class	(181,900)	(3,870)
Class R	(871,444)	(88,576)
Class K	(2,577,920)	(308,960)
Class I	(512,275)	(71,558)
Capital Stock Transactions
Net increase	59,828,487	133,535,954

Total increase (decrease)	(53,000,577)	100,082,823
Net Assets
Beginning of period	216,607,251	116,524,428

End of period (including undistributed/(distributions in excess of) net investment income of ($200,090) and $1,323,858, respectively)	$163,606,674	$216,607,251

See notes to financial statements.

94	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2035 Retirement Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$958,183	$2,627,545
Net realized loss on sale of Underlying Portfolio shares	(1,255,595)	(897,027)
Net realized gain distributions from Underlying Portfolios	1,582,925	4,785,061
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(70,588,349)	(26,123,366)

Net decrease in net assets from operations	(69,302,836)	(19,607,787)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(712,689)	(810,742)
Class B	(7,009)	(13,483)
Class C	(11,438)	(16,933)
Advisor Class	(62,440)	(23,713)
Class R	(202,113)	(108,356)
Class K	(705,866)	(780,375)
Class I	(171,823)	(224,125)
Net realized gain on investment transactions
Class A	(1,649,199)	(280,510)
Class B	(34,429)	(6,998)
Class C	(56,434)	(8,788)
Advisor Class	(121,411)	(7,393)
Class R	(519,189)	(38,800)
Class K	(1,660,861)	(258,027)
Class I	(329,523)	(68,576)
Capital Stock Transactions
Net increase	36,481,423	89,312,213

Total increase (decrease)	(39,065,837)	67,057,607
Net Assets
Beginning of period	145,621,799	78,564,192

End of period (including undistributed/(distributions in excess of) net investment income of ($197,966) and $717,229, respectively)	$106,555,962	$145,621,799

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	95

Statement of Changes in Net Assets

	2040 Retirement Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$755,312	$1,866,401
Net realized loss on sale of Underlying Portfolio shares	(926,651)	(1,007,355)
Net realized gain distributions from Underlying Portfolios	1,291,470	3,347,115
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(56,826,532)	(19,129,798)

Net decrease in net assets from operations	(55,706,401)	(14,923,637)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(640,414)	(550,258)
Class B	(6,970)	(12,882)
Class C	(12,759)	(9,291)
Advisor Class	(54,601)	(7,711)
Class R	(162,097)	(194,921)
Class K	(434,130)	(434,801)
Class I	(138,722)	(159,738)
Net realized gain on investment transactions
Class A	(1,340,025)	(131,368)
Class B	(26,702)	(4,521)
Class C	(48,875)	(3,261)
Advisor Class	(97,113)	(1,689)
Class R	(424,865)	(46,326)
Class K	(931,880)	(99,329)
Class I	(241,551)	(34,138)
Capital Stock Transactions
Net increase	41,602,643	78,640,605

Total increase (decrease)	(18,664,462)	62,026,734
Net Assets
Beginning of period	110,699,323	48,672,589

End of period (including undistributed/(distributions in excess of) net investment income of ($162,762) and $531,619, respectively)	$92,034,861	$110,699,323

See notes to financial statements.

96	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2045 Retirement Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$437,832	$1,132,175
Net realized loss on sale of Underlying Portfolio shares	(962,448)	(485,286)
Net realized gain distributions from Underlying Portfolios	751,879	2,043,107
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(32,434,410)	(11,323,908)

Net decrease in net assets from operations	(32,207,147)	(8,633,912)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(373,489)	(428,990)
Class B	(2,358)	(4,497)
Class C	(8,995)	(6,671)
Advisor Class	(37,230)	(15,094)
Class R	(105,423)	(62,448)
Class K	(236,780)	(255,636)
Class I	(77,238)	(64,422)
Net realized gain on investment transactions
Class A	(852,234)	(254,771)
Class B	(8,703)	(3,822)
Class C	(33,203)	(5,671)
Advisor Class	(69,736)	(8,082)
Class R	(249,634)	(37,746)
Class K	(499,427)	(141,328)
Class I	(132,786)	(32,937)
Capital Stock Transactions
Net increase	21,167,642	42,174,120

Total increase (decrease)	(13,726,741)	32,218,093
Net Assets
Beginning of period	66,478,129	34,260,036

End of period (including undistributed/(distributions in excess of) net investment income of ($83,745) and $319,936, respectively)	$52,751,388	$66,478,129

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	97

Statement of Changes in Net Assets

	2050 Retirement Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$20,892	$11,831
Net realized loss on sale of Underlying Portfolio shares	(1,298,675)	(62,899)
Net realized gain distributions from Underlying Portfolios	46,429	20,277
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(567,619)	(130,379)

Net decrease in net assets from operations	(1,798,973)	(161,170)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(6,675)	(4,459)
Class B	(45)	(133)
Class C	(105)	(108)
Advisor Class	(2,199)	(302)
Class R	(950)	(121)
Class K	(3,761)	(482)
Class I	(1,506)	(446)
Net realized gain on investment transactions
Class A	(26,939)	(151)
Class B	(461)	(6)
Class C	(1,078)	(5)
Advisor Class	(7,767)	(10)
Class R	(7,667)	(5)
Class K	(16,346)	(16)
Class I	(5,672)	(14)
Capital Stock Transactions
Net increase	4,523,955	2,513,984

Total increase	2,643,811	2,346,556
Net Assets
Beginning of period	2,415,578	69,022

End of period (including undistributed net investment income of $11,431 and $5,780, respectively)	$5,059,389	$2,415,578

See notes to financial statements.

98	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2055 Retirement Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,027	$6,634
Net realized loss on sale of Underlying Portfolio shares	(395,472)	(18,672)
Net realized gain distributions from Underlying Portfolios	15,033	7,801
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(325,959)	(56,087)

Net decrease in net assets from operations	(699,371)	(60,324)
Dividends and Distributions to Shareholders from
Net investment income
Class A	0	(649)
Class B	0	(242)
Class C	0	(855)
Advisor Class	0	(301)
Class R	(826)	(249)
Class K	(4,066)	(252)
Class I	(679)	(278)
Net realized gain on investment transactions
Class A	(2,829)	(322)
Class B	(77)	(131)
Class C	(198)	(463)
Advisor Class	(657)	(144)
Class R	(672)	(131)
Class K	(2,883)	(134)
Class I	(434)	(133)
Capital Stock Transactions
Net increase	864,444	1,028,260

Total increase	151,752	963,652
Net Assets
Beginning of period	1,035,220	71,568

End of period (including undistributed net investment income of $5,264 and $3,808, respectively)	$1,186,972	$1,035,220

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	99

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 28, 2009 (unaudited)

NOTE A

Significant Accounting Policies

The AllianceBernstein Retirement Strategies Portfolios (the “Strategies”) commenced operations on September 1, 2005 and each is a portfolio of the AllianceBernstein Blended Style Series, Inc. (the “Company”). The Company was organized as a Maryland corporation on April 24, 2002 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Company operates as a series company currently comprised of 13 portfolios, which are the twelve Strategies and the AllianceBernstein Blended Style Series U.S. Large Cap Portfolio. The AllianceBernstein Blended Style Series Global Blend Portfolio, formerly a series of the company ceased operations on November 24, 2008. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein 2000 Retirement Strategy, AllianceBernstein 2005 Retirement Strategy, AllianceBernstein 2010 Retirement Strategy, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy, AllianceBernstein 2050 Retirement Strategy and AllianceBernstein 2055 Retirement Strategy (each a “Strategy” together, the “Strategies”). The AllianceBernstein 2050 Retirement Strategy and AllianceBernstein 2055 Retirement Strategy commenced operations on June 29, 2007. The Strategies offer Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategies’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Automatic Investment Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend,

100	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Strategies primarily invest in a combination of portfolios of the AllianceBernstein Pooling Portfolios (the “Underlying Portfolios”) representing a variety of asset classes and investment styles that are managed by AllianceBernstein L.P. (the “Adviser”). The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Strategies.

1. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Portfolios are valued at their net asset value each business day.

2. Fair Value Measurements

The Strategies adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategies would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategies. Unobservable inputs reflect the Strategies’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investment
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategies’ own assumptions in determining the fair value of investments)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	101

Notes to Financial Statements

The following table summarizes the valuation of the Strategies’ investments by the above fair value hierarchy levels as of February 28, 2009:

	Investments in Securities
Level	2000 Retirement Strategy		2005 Retirement Strategy		2010 Retirement Strategy
Level 1	$20,741,416		$35,648,896		$130,089,944
Level 2	– 0	–	– 0	–	– 0	–
Level 3	– 0	–	– 0	–	– 0	–

Total	$20,741,416		$35,648,896		$130,089,944

	Investments in Securities
Level	2015 Retirement Strategy		2020 Retirement Strategy		2025 Retirement Strategy
Level 1	$199,203,881		$240,517,665		$187,232,817
Level 2	– 0	–	– 0	–	– 0	–
Level 3	– 0	–	– 0	–	– 0	–

Total	$199,203,881		$240,517,665		$187,232,817

	Investments in Securities
Level	2030 Retirement Strategy		2035 Retirement Strategy		2040 Retirement Strategy
Level 1	$163,794,035		$106,449,315		$91,869,410
Level 2	– 0	–	– 0	–	– 0	–
Level 3	– 0	–	– 0	–	– 0	–

Total	$163,794,035		$106,449,315		$91,869,410

	Investments in Securities
Level	2045 Retirement Strategy		2050 Retirement Strategy		2055 Retirement Strategy
Level 1	$52,628,999		$5,029,475		$1,179,904
Level 2	– 0	–	– 0	–	– 0	–
Level 3	– 0	–	– 0	–	– 0	–

Total	$52,628,999		$5,029,475		$1,179,904

3. Taxes

It is each Strategies’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with the Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainties in Income Taxes” (“FIN 48”), management has analyzed the Strategies’ tax positions taken on federal income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategies’ financial statements.

102	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged to each Strategy in proportion to its net assets. Expenses included in the accompanying statement of operations do not include any expenses of the Underlying Portfolios. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Strategies currently pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Strategy	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
2000 and 2005	0.55%	0.45%	0.40%
2010, 2015 and 2020	0.60%	0.50%	0.45%
2025, 2030, 2035, 2040, 2045, 2050 and 2055	0.65%	0.55%	0.50%

Such fees are accrued daily and paid monthly.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	103

Notes to Financial Statements

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis as follows:

	Effective March 1, 2007
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2000	0.86%	1.56%	1.56%	0.56%	1.06%	0.81%	0.56%
2005	0.92%	1.62%	1.62%	0.62%	1.12%	0.87%	0.62%
2010	0.94%	1.64%	1.64%	0.64%	1.14%	0.89%	0.64%
2015	0.98%	1.68%	1.68%	0.68%	1.18%	0.93%	0.68%
2020	1.02%	1.72%	1.72%	0.72%	1.22%	0.97%	0.72%
2025	1.04%	1.74%	1.74%	0.74%	1.24%	0.99%	0.74%
2030	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2035	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2040	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2045	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2050(a)	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2055(a)	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%

(a)	Effective June 29, 2007.

	Prior to March 1, 2007
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2000	1.10%	1.80%	1.80%	0.80%	1.30%	1.05%	0.80%
2005	1.10%	1.80%	1.80%	0.80%	1.30%	1.05%	0.80%
2010	1.20%	1.90%	1.90%	0.90%	1.40%	1.15%	0.90%
2015	1.20%	1.90%	1.90%	0.90%	1.40%	1.15%	0.90%
2020	1.25%	1.95%	1.95%	0.95%	1.45%	1.20%	0.95%
2025	1.25%	1.95%	1.95%	0.95%	1.45%	1.20%	0.95%
2030	1.25%	1.95%	1.95%	0.95%	1.45%	1.20%	0.95%
2035	1.25%	1.95%	1.95%	0.95%	1.45%	1.20%	0.95%
2040	1.25%	1.95%	1.95%	0.95%	1.45%	1.20%	0.95%
2045	1.25%	1.95%	1.95%	0.95%	1.45%	1.20%	0.95%
For the six months ended February 28, 2009, such waivers and reimbursement amounted to:

Strategy	Amount	Strategy	Amount
2000	$151,236	2030	$298,227
2005	144,022	2035	259,201
2010	296,091	2040	256,014
2015	316,009	2045	184,383
2020	314,421	2050	109,112
2025	333,706	2055	109,259

104	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

Pursuant to the investment advisory agreement, the Adviser provides certain legal and accounting services for the Strategies. For the six months ended February 28, 2009 the cost’s of these services for the following Strategies amounted to:

Strategy	Administrative Fees
2010	$39,550
2015	39,550
2020	39,550
2025	39,550
2030	39,550
2035	39,550
2040	39,550

For the six months ended February 28, 2009 the Adviser voluntarily agreed to waive its fees. Such waivers for the following Strategies amounted to:

Strategy	Administrative Fees
2000	$39,550
2005	39,550
2045	39,550
2050	39,550
2055	39,550

The Strategies compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended February 28, 2009, such compensation retained by ABIS was as follows:

Strategy	Amount	Strategy	Amount
2000	$9,002	2030	$40,896
2005	9,424	2035	28,796
2010	27,040	2040	27,186
2015	41,972	2045	19,275
2020	52,488	2050	9,099
2025	43,822	2055	9,100

For the six months ended February 28, 2009, the expenses of Class A, Class B, Class C and Advisor Class shares were reduced under an expense offset arrangement with ABIS as follows:

Strategy	Reduction	Strategy	Reduction
2000	$19	2030	$93
2005	24	2035	85
2010	53	2040	80
2015	79	2045	74
2020	96	2050	11
2025	95	2055	7

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	105

Notes to Financial Statements

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies’ shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Strategy for the six months ended February 28, 2009 as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
Strategy	Class A	Class A	Class B	Class C
2000	$11	$104	$996	$159
2005	38	94	346	80
2010	916	2,242	2,360	434
2015	682	190	3,718	410
2020	1,282	3,622	4,325	1,484
2025	648	1,785	2,525	318
2030	1,041	2,462	2,585	90
2035	863	828	773	8
2040	339	599	168	193
2045	345	1,137	46	44
2050	19	239	1	11
2055	25	369	0	11

NOTE C

Distribution Services Agreement

The Strategies have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Strategy pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares, .50% of the average daily net assets attributable to Class R shares and .25% of the average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Distributor has incurred expenses in excess of the distribution costs reimbursed by each Strategy for Class B, Class C, Class R and Class K as follows:

Strategy	Class B	Class C	Class R	Class K
2000	$64,363	$109,282	$215,883	$820,578
2005	83,382	117,858	236,847	391,371
2010	74,843	101,103	286,274	679,598
2015	141,151	87,023	303,238	799,520
2020	141,606	97,836	367,809	950,895
2025	95,670	83,511	325,515	919,303
2030	107,157	101,109	369,973	834,288
2035	102,633	96,162	285,051	744,786
2040	138,328	72,108	341,683	600,831
2045	83,398	79,004	307,826	531,289
2050	7,877	14,015	325,753	89,028
2055	21,978	59,694	85,022	207,367

106	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

While such costs may be recovered from the Strategies in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Strategies’ shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the six months ended February 28, 2009 were as follows:

Strategy	Purchases	Sales
2000	$11,273,275	$6,675,947
2005	21,431,908	13,036,505
2010	40,424,313	17,898,012
2015	52,837,480	20,817,994
2020	71,469,915	13,510,258
2025	52,168,928	11,677,277
2030	58,907,485	4,763,419
2035	35,742,414	2,592,546
2040	41,454,342	2,265,038
2045	21,282,991	1,521,993
2050	6,630,577	2,127,811
2055	1,892,245	1,005,148

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized				Net Unrealized (Depreciation)
Strategy	Appreciation			(Depreciation)
2000	$	– 0	–	$(6,093,324)	$(6,093,324)
2005		– 0	–	(17,028,693)	(17,028,693)
2010		– 0	–	(83,976,359)	(83,976,359)
2015		– 0	–	(149,162,773)	(149,162,773)
2020		– 0	–	(197,382,733)	(197,382,733)
2025		– 0	–	(165,611,478)	(165,611,478)
2030		– 0	–	(141,369,992)	(141,369,992)
2035		– 0	–	(94,321,677)	(94,321,677)
2040		– 0	–	(75,005,361)	(75,005,361)
2045		– 0	–	(42,718,099)	(42,718,099)
2050		– 0	–	(698,861)	(698,861)
2055		– 0	–	(382,919)	(382,919)

1. Currency Transactions

A Strategy may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Strategy or an Underlying Portfolio may seek investment opportunities by taking long or

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	107

Notes to Financial Statements

short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. A Strategy or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Strategy or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Class A, Class B, Class C, Advisor Class and Class R shares each consist of 6,000,000,000 authorized shares and Class K and Class I shares each consist of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2000 Retirement Strategy
Class A
Shares sold	310,222	314,776	$2,725,320	$3,557,706

Shares issued in reinvestment of dividends and distributions	28,327	25,516	227,465	286,039

Shares converted from Class B	2,370	1,996	20,392	22,066

Shares redeemed	(210,049)	(245,471)	(1,824,475)	(2,694,759)

Net increase	130,870	96,817	$1,148,702	$1,171,052

Class B
Shares sold	6,453	14,313	$58,638	$155,031

Shares issued in reinvestment of dividends and distributions	445	629	3,539	6,974

Shares converted to Class A	(2,412)	(2,022)	(20,392)	(22,066)

Shares redeemed	(9,082)	(11,534)	(77,366)	(125,234)

Net increase (decrease)	(4,596)	1,386	$(35,581)	$14,705

108	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2000 Retirement Strategy
Class C
Shares sold	53,326	115,106	$460,861	$1,319,996

Shares issued in reinvestment of dividends and distributions	4,335	4,748	34,502	52,604

Shares redeemed	(72,822)	(28,902)	(596,328)	(318,105)

Net increase (decrease)	(15,161)	90,952	$(100,965)	$1,054,495

Advisor Class
Shares sold	8,270	76,189	$69,871	$916,069

Shares issued in reinvestment of dividends and distributions	2,530	1,757	20,366	19,752

Shares redeemed	(1,774)	(26,972)	(14,555)	(321,674)

Net increase	9,026	50,974	$75,682	$614,147

Class R
Shares sold	73,120	393,516	$607,910	$4,511,801

Shares issued in reinvestment of dividends and distributions	2,408	1,447	19,125	16,062

Shares redeemed	(20,603)	(394,519)	(174,263)	(4,643,681)

Net increase (decrease)	54,925	444	$452,772	$(115,818)

Class K
Shares sold	1,018,115	1,556,649	$8,085,552	$16,675,691

Shares issued in reinvestment of dividends and distributions	66,381	26,949	522,419	296,711

Shares redeemed	(774,218)	(655,853)	(6,435,430)	(6,970,455)

Net increase	310,278	927,745	$2,172,541	$10,001,947

Class I
Shares sold	156,036	37,282	$1,248,920	$423,807

Shares issued in reinvestment of dividends and distributions	10,267	3,665	81,012	40,460

Shares redeemed	(20,449)	(26,094)	(164,822)	(284,675)

Net increase	145,854	14,853	$1,165,110	$179,592

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	109

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2005 Retirement Strategy
Class A
Shares sold	2,022,422	1,534,238	$18,718,186	$17,265,616

Shares issued in reinvestment of dividends and distributions	167,135	82,082	1,246,828	914,390

Shares converted from Class B	4,002	6,662	30,356	71,506

Shares redeemed	(1,201,607)	(972,377)	(10,893,866)	(10,736,426)

Net increase	991,952	650,605	$9,101,504	$7,515,086

Class B
Shares sold	15,368	11,953	$124,658	$135,397

Shares issued in reinvestment of dividends and distributions	3,192	2,759	23,717	30,434

Shares converted to Class A	(4,056)	(6,745)	(30,356)	(71,506)

Shares redeemed	(4,626)	(4,038)	(41,015)	(44,098)

Net increase	9,878	3,929	$77,004	$50,227

Class C
Shares sold	37,997	22,921	$360,468	$255,412

Shares issued in reinvestment of dividends and distributions	5,459	9,494	40,507	104,628

Shares redeemed	(23,516)	(135,630)	(187,012)	(1,420,844)

Net increase (decrease)	19,940	(103,215)	$213,963	$(1,060,804)

Advisor Class
Shares sold	16,843	23,345	$136,595	$263,539

Shares issued in reinvestment of dividends and distributions	3,153	1,002	23,617	11,192

Shares redeemed	(324)	(1,432)	(2,735)	(15,881)

Net increase	19,672	22,915	$157,477	$258,850

110	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2005 Retirement Strategy
Class R
Shares sold	185,000	160,523	$1,437,385	$1,734,725

Shares issued in reinvestment of dividends and distributions	22,482	16,824	167,258	186,239

Shares redeemed	(137,750)	(145,602)	(1,089,387)	(1,581,671)

Net increase	69,732	31,745	$515,256	$339,293

Class K
Shares sold	834,509	1,689,207	$6,345,520	$18,280,130

Shares issued in reinvestment of dividends and distributions	114,769	32,012	855,031	355,648

Shares redeemed	(1,073,451)	(493,652)	(8,041,908)	(5,295,025)

Net increase (decrease)	(124,173)	1,227,567	$(841,357)	$13,340,753

Class I
Shares sold	83,379	105,919	$669,199	$1,224,124

Shares issued in reinvestment of dividends and distributions	11,430	8,509	85,266	94,701

Shares redeemed	(64,464)	(66,707)	(500,371)	(741,453)

Net increase	30,345	47,721	$254,094	$577,372

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2010 Retirement Strategy
Class A
Shares sold	2,879,212	7,566,891	$23,333,442	$85,231,825

Shares issued in reinvestment of dividends and distributions	552,630	222,298	3,984,467	2,545,312

Shares converted from Class B	2,569	4,009	19,044	45,607

Shares redeemed	(2,321,089)	(4,933,403)	(17,720,556)	(54,106,191)

Net increase	1,113,322	2,859,795	$9,616,397	$33,716,553

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	111

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2010 Retirement Strategy
Class B
Shares sold	25,883	50,464	$213,551	$577,371

Shares issued in reinvestment of dividends and distributions	7,304	3,623	52,446	41,261

Shares converted to Class A	(2,589)	(4,043)	(19,044)	(45,607)

Shares redeemed	(32,840)	(20,898)	(242,698)	(233,876)

Net increase (decrease)	(2,242)	29,146	$4,255	$339,149

Class C
Shares sold	65,943	104,149	$501,896	$1,158,468

Shares issued in reinvestment of dividends and distributions	15,946	7,339	114,489	83,587

Shares redeemed	(91,676)	(68,204)	(710,341)	(740,593)

Net increase (decrease)	(9,787)	43,284	$(93,956)	$501,462

Advisor Class
Shares sold	476,510	1,425,115	$4,031,366	$16,692,110

Shares issued in reinvestment of dividends and distributions	107,847	35,258	779,737	405,114

Shares redeemed	(354,914)	(276,788)	(2,761,814)	(3,165,522)

Net increase	229,443	1,183,585	$2,049,289	$13,931,702

Class R
Shares sold	799,689	1,521,562	$6,332,971	$17,873,089

Shares issued in reinvestment of dividends and distributions	97,030	33,360	698,614	381,309

Shares redeemed	(362,751)	(956,314)	(2,835,697)	(11,161,068)

Net increase	533,968	598,608	$4,195,888	$7,093,330

Class K
Shares sold	2,828,329	4,221,414	$21,245,407	$48,520,357

Shares issued in reinvestment of dividends and distributions	460,252	177,779	3,323,019	2,037,347

Shares redeemed	(1,531,607)	(1,601,103)	(12,104,393)	(18,198,419)

Net increase	1,756,974	2,798,090	$12,464,033	$32,359,285

112	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2010 Retirement Strategy
Class I
Shares sold	470,615	1,785,358	$3,831,763	$20,083,219

Shares issued in reinvestment of dividends and distributions	118,932	49,065	859,876	563,271

Shares redeemed	(699,694)	(1,152,186)	(5,446,982)	(12,716,446)

Net increase (decrease)	(110,147)	682,237	$(755,343)	$7,930,044

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2015 Retirement Strategy
Class A
Shares sold	4,177,034	7,156,571	$32,534,158	$82,755,999

Shares issued in reinvestment of dividends and distributions	653,767	235,838	4,661,359	2,759,305

Shares converted from Class B	2,319	11,249	17,116	127,870

Shares redeemed	(2,331,400)	(4,255,755)	(18,001,232)	(48,540,041)

Net increase	2,501,720	3,147,903	$19,211,401	$37,103,133

Class B
Shares sold	42,327	90,052	$319,004	$1,024,974

Shares issued in reinvestment of dividends and distributions	18,707	8,817	133,007	102,631

Shares converted to Class A	(2,335)	(11,339)	(17,116)	(127,870)

Shares redeemed	(63,547)	(46,351)	(479,725)	(517,836)

Net increase (decrease)	(4,848)	41,179	$(44,830)	$481,899

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	113

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2015 Retirement Strategy
Class C
Shares sold	113,986	169,893	$846,713	$1,913,808

Shares issued in reinvestment of dividends and distributions	17,930	6,439	127,481	74,950

Shares redeemed	(55,824)	(112,468)	(396,099)	(1,253,421)

Net increase	76,092	63,864	$578,095	$735,337

Advisor Class
Shares sold	417,443	938,121	$3,265,583	$10,759,627

Shares issued in reinvestment of dividends and distributions	79,518	6,824	569,349	80,178

Shares redeemed	(165,251)	(71,542)	(1,315,011)	(808,351)

Net increase	331,710	873,403	$2,519,921	$10,031,454

Class R
Shares sold	1,644,003	1,942,874	$12,167,387	$21,902,752

Shares issued in reinvestment of dividends and distributions	172,942	33,788	1,231,347	394,647

Shares redeemed	(846,364)	(499,655)	(6,550,166)	(5,600,019)

Net increase	970,581	1,477,007	$6,848,568	$16,697,380

Class K
Shares sold	2,919,279	6,523,200	$21,802,976	$75,691,765

Shares issued in reinvestment of dividends and distributions	669,855	223,444	4,789,460	2,618,767

Shares redeemed	(1,864,544)	(1,953,883)	(14,711,332)	(22,300,212)

Net increase	1,724,590	4,792,761	$11,881,104	$56,010,320

Class I
Shares sold	719,188	3,176,672	$5,217,302	$35,768,820

Shares issued in reinvestment of dividends and distributions	329,270	94,344	2,357,575	1,108,536

Shares redeemed	(1,365,411)	(940,897)	(9,714,246)	(10,658,115)

Net increase (decrease)	(316,953)	2,330,119	$(2,139,369)	$26,219,241

114	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2020 Retirement Strategy
Class A
Shares sold	4,741,862	8,671,375	$37,866,143	$101,424,375

Shares issued in reinvestment of dividends and distributions	853,288	260,283	5,921,754	3,081,764

Shares converted from Class B	5,054	10,563	37,210	123,259

Shares redeemed	(2,344,808)	(4,309,065)	(17,747,468)	(49,202,759)

Net increase	3,255,396	4,633,156	$26,077,639	$55,426,639

Class B
Shares sold	47,324	107,497	$380,925	$1,253,144

Shares issued in reinvestment of dividends and distributions	19,424	7,642	134,028	89,948

Shares converted to Class A	(5,098)	(10,666)	(37,210)	(123,259)

Shares redeemed	(45,243)	(29,967)	(342,930)	(337,578)

Net increase	16,407	74,506	$134,813	$882,255

Class C
Shares sold	191,065	254,725	$1,403,774	$2,891,199

Shares issued in reinvestment of dividends and distributions	26,998	5,964	186,558	70,197

Shares redeemed	(124,698)	(71,757)	(905,863)	(812,592)

Net increase	93,365	188,932	$684,469	$2,148,804

Advisor Class
Shares sold	395,396	837,847	$3,063,087	$9,675,769

Shares issued in reinvestment of dividends and distributions	75,913	10,093	529,115	120,008

Shares redeemed	(172,718)	(107,719)	(1,246,707)	(1,209,870)

Net increase	298,591	740,221	$2,345,495	$8,585,907

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	115

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2020 Retirement Strategy
Class R
Shares sold	1,724,938	2,840,939	$12,627,808	$32,849,262

Shares issued in reinvestment of dividends and distributions	228,463	60,825	1,583,251	717,732

Shares redeemed	(870,385)	(981,261)	(6,762,860)	(11,345,611)

Net increase	1,083,016	1,920,503	$7,448,199	$22,221,383

Class K
Shares sold	5,892,470	9,293,537	$42,065,807	$109,199,826

Shares issued in reinvestment of dividends and distributions	955,015	254,289	6,646,905	3,015,863

Shares redeemed	(2,633,475)	(2,117,530)	(19,821,307)	(24,227,159)

Net increase	4,214,010	7,430,296	$28,891,405	$87,988,530

Class I
Shares sold	680,261	1,491,162	$5,193,557	$17,690,725

Shares issued in reinvestment of dividends and distributions	219,267	93,077	1,528,282	1,105,756

Shares redeemed	(706,329)	(722,121)	(5,150,195)	(8,358,128)

Net increase	193,199	862,118	$1,571,644	$10,438,353

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2025 Retirement Strategy
Class A
Shares sold	4,253,421	7,711,554	$33,461,096	$91,531,448

Shares issued in reinvestment of dividends and distributions	767,478	229,666	5,241,873	2,820,298

Shares converted from Class B	3,901	9,218	26,929	112,480

Shares redeemed	(2,157,719)	(4,567,629)	(16,060,794)	(53,679,386)

Net increase	2,867,081	3,382,809	$22,669,104	$40,784,840

116	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2025 Retirement Strategy
Class B
Shares sold	17,857	69,297	$131,410	$827,712

Shares issued in reinvestment of dividends and distributions	10,785	3,987	73,120	48,557

Shares converted to Class A	(3,938)	(9,326)	(26,929)	(112,480)

Shares redeemed	(17,032)	(21,345)	(120,250)	(239,238)

Net increase	7,672	42,613	$57,351	$524,551

Class C
Shares sold	109,186	184,913	$789,001	$2,165,953

Shares issued in reinvestment of dividends and distributions	19,380	4,648	131,589	56,660

Shares redeemed	(52,004)	(66,936)	(362,692)	(756,320)

Net increase	76,562	122,625	$557,898	$1,466,293

Advisor Class
Shares sold	320,899	600,629	$2,388,868	$6,961,929

Shares issued in reinvestment of dividends and distributions	57,495	3,439	393,845	42,402

Shares redeemed	(84,495)	(43,407)	(635,352)	(485,892)

Net increase	293,899	560,661	$2,147,361	$6,518,439

Class R
Shares sold	1,405,750	1,770,330	$10,050,280	$20,853,576

Shares issued in reinvestment of dividends and distributions	188,944	33,313	1,290,486	409,077

Shares redeemed	(458,375)	(365,408)	(3,419,974)	(4,301,318)

Net increase	1,136,319	1,438,235	$7,920,792	$16,961,335

Class K
Shares sold	3,327,448	7,028,187	$24,885,738	$84,392,142

Shares issued in reinvestment of dividends and distributions	799,353	197,070	5,475,565	2,423,964
Shares redeemed	(2,209,114)	(1,552,813)	(16,772,827)	(18,101,327)

Net increase	1,917,687	5,672,444	$13,588,476	$68,714,779

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	117

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2025 Retirement Strategy
Class I
Shares sold	526,270	940,386	$3,983,574	$11,456,504

Shares issued in reinvestment of dividends and distributions	170,957	62,009	1,171,057	764,577

Shares redeemed	(421,428)	(282,221)	(3,189,082)	(3,304,713)

Net increase	275,799	720,174	$1,965,549	$8,916,368

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2030 Retirement Strategy
Class A
Shares sold	4,069,768	5,741,253	$32,623,056	$68,264,824

Shares issued in reinvestment of dividends and distributions	546,423	129,935	3,704,751	1,589,110

Shares converted from Class B	2,113	4,270	14,086	49,767

Shares redeemed	(1,674,083)	(2,703,409)	(12,508,118)	(31,271,692)

Net increase	2,944,221	3,172,049	$23,833,775	$38,632,009

Class B
Shares sold	11,111	80,188	$81,410	$928,183

Shares issued in reinvestment of dividends and distributions	9,433	2,550	63,481	30,928

Shares converted to Class A	(2,131)	(4,316)	(14,086)	(49,767)

Shares redeemed	(28,468)	(20,012)	(220,886)	(241,160)

Net increase (decrease)	(10,055)	58,410	$(90,081)	$668,184

118	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2030 Retirement Strategy
Class C
Shares sold	168,952	215,345	$1,247,821	$2,484,530

Shares issued in reinvestment of dividends and distributions	21,029	3,807	141,522	46,218

Shares redeemed	(65,183)	(65,847)	(462,148)	(769,251)

Net increase	124,798	153,305	$927,195	$1,761,497

Advisor Class
Shares sold	335,484	471,423	$2,644,556	$5,387,212

Shares issued in reinvestment of dividends and distributions	42,115	1,635	286,383	20,062

Shares redeemed	(107,204)	(26,441)	(862,666)	(305,261)

Net increase	270,395	446,617	$2,068,273	$5,102,013

Class R
Shares sold	1,596,574	2,467,059	$11,519,649	$29,557,602

Shares issued in reinvestment of dividends and distributions	181,724	34,403	1,230,275	420,066

Shares redeemed	(466,614)	(722,183)	(3,569,502)	(8,395,601)

Net increase	1,311,684	1,779,279	$9,180,422	$21,582,067

Class K
Shares sold	3,660,527	6,265,995	$25,998,113	$74,713,558

Shares issued in reinvestment of dividends and distributions	559,643	122,714	3,799,979	1,502,019

Shares redeemed	(1,083,556)	(1,430,370)	(8,209,436)	(16,587,116)

Net increase	3,136,614	4,958,339	$21,588,656	$59,628,461

Class I
Shares sold	625,979	931,228	$4,954,909	$11,116,139

Shares issued in reinvestment of dividends and distributions	118,772	30,147	806,461	369,899

Shares redeemed	(451,776)	(441,142)	(3,441,123)	(5,324,315)

Net increase	292,975	520,233	$2,320,247	$6,161,723

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	119

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2035 Retirement Strategy
Class A
Shares sold	2,829,024	4,170,844	$22,015,449	$49,254,305

Shares issued in reinvestment of dividends and distributions	346,947	88,757	2,359,239	1,090,822

Shares converted from Class B	410	3,780	2,968	41,695

Shares redeemed	(1,182,554)	(2,048,067)	(8,735,052)	(23,864,422)

Net increase	1,993,827	2,215,314	$15,642,604	$26,522,400

Class B
Shares sold	7,435	51,154	$58,523	$597,669

Shares issued in reinvestment of dividends and distributions	5,995	1,646	40,586	20,100

Shares converted to Class A	(413)	(3,818)	(2,968)	(41,695)

Shares redeemed	(8,410)	(9,650)	(62,970)	(120,095)

Net increase	4,607	39,332	$33,171	$455,979

Class C
Shares sold	81,580	146,853	$610,983	$1,701,553

Shares issued in reinvestment of dividends and distributions	9,845	2,069	66,598	25,276

Shares redeemed	(51,308)	(56,103)	(392,405)	(643,926)

Net increase	40,117	92,819	$285,176	$1,082,903

Advisor Class
Shares sold	217,039	269,606	$1,604,084	$3,130,977

Shares issued in reinvestment of dividends and distributions	26,958	2,523	183,851	31,107

Shares redeemed	(27,175)	(28,780)	(196,096)	(345,710)

Net increase	216,822	243,349	$1,591,839	$2,816,374

120	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2035 Retirement Strategy
Class R
Shares sold	1,034,806	1,258,382	$7,488,248	$14,659,374

Shares issued in reinvestment of dividends and distributions	106,701	12,032	721,302	147,155

Shares redeemed	(272,630)	(196,137)	(2,069,288)	(2,333,033)

Net increase	868,877	1,074,277	$6,140,262	$12,473,496

Class K
Shares sold	1,954,585	4,223,202	$14,171,459	$50,546,592

Shares issued in reinvestment of dividends and distributions	348,048	84,491	2,366,727	1,038,403

Shares redeemed	(724,364)	(921,282)	(5,615,819)	(10,704,762)

Net increase	1,578,269	3,386,411	$10,922,367	$40,880,233

Class I
Shares sold	351,164	677,233	$2,721,058	$8,212,800

Shares issued in reinvestment of dividends and distributions	73,619	23,758	501,346	292,701

Shares redeemed	(173,384)	(293,159)	(1,356,400)	(3,424,673)

Net increase	251,399	407,832	$1,866,004	$5,080,828

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2040 Retirement Strategy
Class A
Shares sold	2,983,988	3,742,234	$24,404,990	$45,337,956

Shares issued in reinvestment of dividends and distributions	285,145	54,683	1,978,903	681,347

Shares converted from Class B	531	1,567	3,694	18,075

Shares redeemed	(1,020,999)	(1,227,235)	(7,801,673)	(14,621,615)

Net increase	2,248,665	2,571,249	$18,585,914	$31,415,763

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	121

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2040 Retirement Strategy
Class B
Shares sold	12,605	36,258	$101,840	$448,498

Shares issued in reinvestment of dividends and distributions	4,870	1,403	33,650	17,403

Shares converted to Class A	(535)	(1,579)	(3,694)	(18,075)

Shares redeemed	(4,826)	(6,841)	(34,507)	(81,623)

Net increase	12,114	29,241	$97,289	$366,203

Class C
Shares sold	128,143	116,926	$943,316	$1,387,151

Shares issued in reinvestment of dividends and distributions	8,912	1,010	61,582	12,518

Shares redeemed	(44,203)	(16,870)	(326,619)	(195,649)

Net increase	92,852	101,066	$678,279	$1,204,020

Advisor Class
Shares sold	216,733	288,033	$1,631,795	$3,351,406

Shares issued in reinvestment of dividends and distributions	21,766	751	151,714	9,400

Shares redeemed	(49,788)	(9,727)	(375,209)	(114,795)

Net increase	188,711	279,057	$1,408,300	$3,246,011

Class R
Shares sold	1,039,520	1,397,494	$7,609,903	$17,110,045

Shares issued in reinvestment of dividends and distributions	84,944	19,455	586,961	241,247

Shares redeemed	(240,387)	(489,187)	(1,807,471)	(5,781,762)

Net increase	884,077	927,762	$6,389,393	$11,569,530

Class K
Shares sold	2,126,334	2,570,284	$15,287,957	$31,200,018

Shares issued in reinvestment of dividends and distributions	196,831	42,937	1,366,011	534,130
Shares redeemed	(518,150)	(514,467)	(4,015,747)	(6,099,864)

Net increase	1,805,015	2,098,754	$12,638,221	$25,634,284

122	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2040 Retirement Strategy
Class I
Shares sold	387,743	708,004	$2,908,998	$8,672,884

Shares issued in reinvestment of dividends and distributions	54,716	15,535	380,273	193,876

Shares redeemed	(182,369)	(306,145)	(1,484,024)	(3,661,966)

Net increase	260,090	417,394	$1,805,247	$5,204,794

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2045 Retirement Strategy
Class A
Shares sold	1,627,038	2,425,126	$12,228,120	$28,833,021

Shares issued in reinvestment of dividends and distributions	178,585	55,347	1,225,096	683,535

Shares converted from Class B	364	593	2,653	7,509

Shares redeemed	(734,508)	(1,004,490)	(5,486,761)	(11,838,242)

Net increase	1,071,479	1,476,576	$7,969,108	$17,685,823

Class B
Shares sold	7,806	9,838	$60,210	$120,019

Shares issued in reinvestment of dividends and distributions	1,563	651	10,634	7,982

Shares converted to Class A	(368)	(600)	(2,653)	(7,509)

Shares redeemed	(1,429)	(5,314)	(10,020)	(63,168)

Net increase	7,572	4,575	$58,171	$57,324

Class C
Shares sold	82,596	74,157	$644,008	$865,548

Shares issued in reinvestment of dividends and distributions	6,203	1,006	42,181	12,335

Shares redeemed	(32,206)	(8,700)	(232,471)	(105,115)

Net increase	56,593	66,463	$453,718	$772,768

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	123

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2045 Retirement Strategy
Advisor Class
Shares sold	194,018	166,269	$1,395,044	$1,938,483

Shares issued in reinvestment of dividends and distributions	15,525	1,868	106,965	23,168

Shares redeemed	(21,489)	(25,135)	(159,383)	(295,277)

Net increase	188,054	143,002	$1,342,626	$1,666,374

Class R
Shares sold	595,208	611,959	$4,416,736	$7,183,685

Shares issued in reinvestment of dividends and distributions	52,061	8,153	355,055	100,193

Shares redeemed	(98,231)	(110,315)	(759,707)	(1,292,617)

Net increase	549,038	509,797	$4,012,084	$5,991,261

Class K
Shares sold	1,021,113	1,388,581	$7,335,207	$16,671,993

Shares issued in reinvestment of dividends and distributions	107,633	32,195	736,207	396,964

Shares redeemed	(328,285)	(336,295)	(2,662,954)	(3,966,191)

Net increase	800,461	1,084,481	$5,408,460	$13,102,766

Class I
Shares sold	323,487	341,951	$2,403,574	$4,100,614

Shares issued in reinvestment of dividends and distributions	30,652	7,883	209,965	97,359

Shares redeemed	(91,101)	(109,540)	(690,064)	(1,300,169)

Net increase	263,038	240,294	$1,923,475	$2,897,804

124	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares			Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008		Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2050 Retirement Strategy
Class A
Shares sold	271,340	119,248		$1,662,691	$1,134,313

Shares issued in reinvestment of dividends and distributions	4,851	452		27,602	4,457

Shares converted from Class B	237	– 0	–	1,158	– 0	–

Shares redeemed	(71,355)	(28,188)		(398,546)	(260,542)

Net increase	205,073	91,512		$1,292,905	$878,228

Class B
Shares sold	499	2,729		$3,050	$25,850

Shares issued in reinvestment of dividends and distributions	67	3		382	27

Shares converted to Class A	(238)	– 0	–	(1,158)	– 0	–

Net increase	328	2,732		$2,274	$25,877

Class C
Shares sold	5,818	5,137		$35,736	$46,273

Shares issued in reinvestment of dividends and distributions	60	– 0	–(a)	341	1

Shares redeemed	(176)	(17)		(1,170)	(153)

Net increase	5,702	5,120		$34,907	$46,121

Advisor Class
Shares sold	63,174	42,245		$380,274	$391,659

Shares issued in reinvestment of dividends and distributions	1,749	15		9,967	152

Shares redeemed	(3,039)	(7,871)		(18,161)	(73,965)

Net increase	61,884	34,389		$372,080	$317,846

Class R
Shares sold	110,808	878,575		$642,459	$8,234,935

Shares issued in reinvestment of dividends and distributions	1,370	– 0	–	7,810	– 0	–

Shares redeemed	(6,330)	(849,569)		(34,574)	(8,001,122)

Net increase	105,848	29,006		$615,695	$233,813

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	125

Notes to Financial Statements

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2050 Retirement Strategy
Class K
Shares sold	732,532	89,019	$4,115,035	$804,489

Shares issued in reinvestment of dividends and distributions	3,527	35	20,107	344

Shares redeemed	(399,134)	(1,981)	(2,171,641)	(17,358)

Net increase	336,925	87,073	$1,963,501	$787,475

Class I
Shares sold	43,123	28,833	$265,825	$268,518

Shares issued in reinvestment of dividends and distributions	963	31	5,487	301

Shares redeemed	(5,051)	(4,827)	(28,719)	(44,195)

Net increase	39,035	24,037	$242,593	$224,624

(a)	Amount is less than one share.

	Shares			Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008		Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2055 Retirement Strategy
Class A
Shares sold	166,311	48,442		$1,136,441	$434,062

Shares issued in reinvestment of distributions	503	60		2,829	575

Shares redeemed	(129,311)	(8,786)		(799,913)	(77,708)

Net increase	37,503	39,716		$339,357	$356,929

Class B
Shares sold	817	548		$4,598	$5,000

Shares issued in reinvestment of distributions	7	– 0	–	38	– 0	–

Net increase	824	548		$4,636	$5,000

Class C
Shares sold	1,506	3,388		$8,818	$33,897

Shares issued in reinvestment of distributions	29	99		159	945

Shares redeemed	(421)	(7)		(2,217)	(63)

Net increase	1,114	3,480		$6,760	$34,779

126	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	Shares			Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008		Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

2055 Retirement Strategy
Advisor Class
Shares sold	27,424	4,925		$154,620	$44,305

Shares issued in reinvestment of distributions	109	4		619	40

Shares redeemed	(9,505)	(17)		(52,101)	(157)

Net increase	18,028	4,912		$103,138	$44,188

Class R
Shares sold	36,080	28,001		$216,466	$236,252

Shares issued in reinvestment of dividends and distributions	269	– 0	–(a)	1,498	2

Shares redeemed	(44,016)	(182)		(247,983)	(1,574)

Net increase (decrease)	(7,667)	27,819		$(30,019)	$234,680

Class K
Shares sold	98,281	41,020		$571,550	$372,300

Shares issued in reinvestment of dividends and distributions	1,243	1		6,949	9

Shares redeemed	(30,463)	(6,159)		(188,543)	(61,063)

Net increase	69,061	34,862		$389,956	$311,246

Class I
Shares sold	8,569	4,921		$51,656	$42,946

Shares issued in reinvestment of dividends and distributions	182	1		1,012	6

Shares redeemed	(354)	(170)		(2,052)	(1,514)

Net increase	8,397	4,752		$50,616	$41,438

(a)	Amount is less than one share.

NOTE F

Risks Involved in Investing in the Strategies

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of an Underlying Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	127

Notes to Financial Statements

derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—An Underlying Portfolio’s investments in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of an Underlying Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Portfolio’s investments in securities denominated in foreign currencies, the Portfolio’s positions in various currencies may cause the Portfolio to experience losses due to the changes in exchange rates and interest rates.

Indemnification Risk—In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications. The Strategies’ maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $250 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the six months ended February 28, 2009.

128	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2009 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2008 and August 31, 2007 were as follows:

2000 Retirement Strategy	2008	2007
Distributions paid from:
Ordinary income	$534,880	$59,742
Long-term capital gains	195,352	4,673

Total distributions paid	$730,232	$64,415

2005 Retirement Strategy	2008	2007
Distributions paid from:
Ordinary income	$986,918	$243,509
Long-term capital gains	723,451	10,307

Total distributions paid	$1,710,369	$253,816

2010 Retirement Strategy	2008	2007
Distributions paid from:
Ordinary income	$4,071,398	$685,765
Long-term capital gains	1,990,917	29,435

Total distributions paid	$6,062,315	$715,200

2015 Retirement Strategy	2008	2007
Distributions paid from:
Ordinary income	$5,497,336	$844,938
Long-term capital gains	1,664,490	44,428

Total distributions paid	$7,161,826	$889,366

2020 Retirement Strategy	2008	2007
Distributions paid from:
Ordinary income	$6,127,730	$883,669
Long-term capital gains	2,082,040	31,470

Total distributions paid	$8,209,770	$915,139

2025 Retirement Strategy	2008	2007
Distributions paid from:
Ordinary income	$4,716,904	$967,000
Long-term capital gains	1,854,278	21,331

Total distributions paid	$6,571,182	$988,331

2030 Retirement Strategy	2008	2007
Distributions paid from:
Ordinary income	$3,160,320	$493,649
Long-term capital gains	823,222	28,033

Total distributions paid	$3,983,542	$521,682

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	129

Notes to Financial Statements

2035 Retirement Strategy	2008		2007
Distributions paid from:
Ordinary income	$1,977,727		$386,871
Long-term capital gains	669,092		19,075

Total distributions paid	$2,646,819		$405,946

2040 Retirement Strategy	2008		2007
Distributions paid from:
Ordinary income	$1,369,602		$166,973
Long-term capital gains	320,632		10,271

Total distributions paid	$1,690,234		$177,244

2045 Retirement Strategy	2008		2007
Distributions paid from:
Ordinary income	$837,758		$200,630
Long-term capital gains	484,357		11,370

Total distributions paid	$1,322,115		$212,000

2050 Retirement Strategy	2008		2007
Distributions paid from:
Ordinary income	$6,258		$ – 0	–
Long-term capital gains	– 0	–	– 0	–

Total distributions paid	$6,258		$ – 0	–

2055 Retirement Strategy	2008		2007
Distributions paid from:
Ordinary income	$4,284		$ – 0	–
Long-term capital gains	– 0	–	– 0	–

Total distributions paid	$4,284		$ – 0	–

As of August 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Strategy	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital and Other Gains (Losses)(b)	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
2000	$199,916	$400,895	$0	$(2,134,963)	$(1,534,152)
2005	382,644	1,121,684	0	(5,645,828)	(4,141,500)
2010	1,606,833	5,366,714	0	(25,813,523)	(18,839,976)
2015	2,350,972	7,693,201	0	(40,477,394)	(30,433,221)
2020	2,813,249	10,144,067	0	(55,715,993)	(42,758,677)
2025	2,142,350	9,028,305	0	(46,979,990)	(35,809,335)
2030	1,323,858	6,716,514	0	(37,639,550)	(29,599,178)
2035	717,229	4,331,176	0	(24,269,080)	(19,220,675)
2040	531,618	3,083,123	0	(18,981,029)	(15,366,288)
2045	319,933	1,827,290	0	(10,607,797)	(8,460,574)
2050	69,306	0	(19,899)	(217,820)	(168,413)
2055	10,902	0	(5,314)	(71,176)	(65,588)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(b)

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Strategy’s next taxable year. 2050 and 2055 Retirement Strategies elect to defer $19,899 and $5,314 of capital losses that are deemed to arise in the next taxable year.

130	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	131

Notes to Financial Statements

held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Recent Accounting Pronouncement

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Strategies’ financial statements.

132	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.58		$ 11.73	$ 10.88		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.44	.31		.15
Net realized and unrealized gain (loss) on investment transactions	(3.03)		(1.07)	.80		.73

Net increase (decrease) in net asset value from operations	(2.85)		(.63)	1.11		.88

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.36)	(.23)		– 0	–
Distributions from net realized gain on investment transactions	(.18)		(.16)	(.03)		– 0	–

Total dividends and distributions	(.39)		(.52)	(.26)		– 0	–

Net asset value, end of period	$ 7.34		$ 10.58	$ 11.73		$ 10.88

Total Return
Total investment return based on net asset value(c)	(27.22)%		(5.59)%	10.32%		8.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,090		$5,952	$5,462		$938
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.82	%(e)	.82%	.92	%(f)	1.05	%(f)
Expenses, before waivers/reimbursements(d)	2.76	%(e)	2.77%	8.86	%(f)	104.94	%(f)
Net investment income(b)	4.35	%(e)	3.87%	2.82%		1.73%
Portfolio turnover rate	33%		66%	99%		51%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	133

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.41		$ 11.60	$ 10.81		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.15		.35	.20		.14
Net realized and unrealized gain (loss) on investment transactions	(2.98)		(1.04)	.81		.67

Net increase (decrease) in net asset value from operations	(2.83)		(.69)	1.01		.81

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.34)	(.19)		– 0	–
Distributions from net realized gain on investment transactions	(.18)		(.16)	(.03)		– 0	–

Total dividends and distributions	(.31)		(.50)	(.22)		– 0	–

Net asset value, end of period	$ 7.27		$ 10.41	$ 11.60		$ 10.81

Total Return
Total investment return based on net asset value(c)	(27.47)%		(6.21)%	9.45%		8.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$92		$180	$184		$29
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.52	%(e)	1.52%	1.59	%(f)	1.75	%(f)
Expenses, before waivers/reimbursements(d)	3.53	%(e)	3.50%	7.63	%(f)	169.75	%(f)
Net investment income(b)	3.72	%(e)	3.14%	1.74%		1.40%
Portfolio turnover rate	33%		66%	99%		51%

See footnote summary on page 217.

134	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.41		$ 11.60	$ 10.81		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.16		.36	.19		.11
Net realized and unrealized gain (loss) on investment transactions	(2.99)		(1.05)	.82		.70

Net increase (decrease) in net asset value from operations	(2.83)		(.69)	1.01		.81

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.34)	(.19)		– 0	–
Distributions from net realized gain on investment transactions	(.18)		(.16)	(.03)		– 0	–

Total dividends and distributions	(.31)		(.50)	(.22)		– 0	–

Net asset value, end of period	$ 7.27		$ 10.41	$ 11.60		$ 10.81

Total Return
Total investment return based on net asset value(c)	(27.47)%		(6.21)%	9.45%		8.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$817		$1,327	$425		$34
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.52	%(e)	1.52%	1.60	%(f)	1.75	%(f)
Expenses, before waivers/reimbursements(d)	3.48	%(e)	3.42%	9.09	%(f)	172.05	%(f)
Net investment income(b)	3.87	%(e)	3.11%	1.86%		1.10%
Portfolio turnover rate	33%		66%	99%		51%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	135

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.63		$ 11.78	$ 10.92		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.21		.45	.38		.27
Net realized and unrealized gain (loss) on investment transactions	(3.06)		(1.05)	.76		.65

Net increase (decrease) in net asset value from operations	(2.85)		(.60)	1.14		.92

Less: Dividends and Distributions
Dividends from net investment income	(.24)		(.39)	(.25)		– 0	–
Distributions from net realized gain on investment transactions	(.18)		(.16)	(.03)		– 0	–

Total dividends and distributions	(.42)		(.55)	(.28)		– 0	–

Net asset value, end of period	$ 7.36		$ 10.63	$ 11.78		$ 10.92

Total Return
Total investment return based on net asset value(c)	(27.12)%		(5.39)%	10.52%		9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$450		$553	$13		$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.52	%(e)	.52%	.65	%(f)	.75	%(f)
Expenses, before waivers/reimbursements(d)	2.47	%(e)	2.35%	9.96	%(f)	189.29	%(f)
Net investment income(b)	4.93	%(e)	3.78%	3.32%		2.61%
Portfolio turnover rate	33%		66%	99%		51%

See footnote summary on page 217.

136	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.46		$ 11.54	$ 10.87		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.16		.49	.17		.22
Net realized and unrealized gain (loss) on investment transactions	(2.98)		(1.13)	.89		.65

Net increase (decrease) in net asset value from operations	(2.82)		(.64)	1.06		.87

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.28)	(.36)		– 0	–
Distributions from net realized gain on investment transactions	(.18)		(.16)	(.03)		– 0	–

Total dividends and distributions	(.38)		(.44)	(.39)		– 0	–

Net asset value, end of period	$ 7.26		$ 10.46	$ 11.54		$ 10.87

Total Return
Total investment return based on net asset value(c)	(27.29)%		(5.78)%	9.85%		8.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$641		$350	$381		$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)	1.02%	1.06	%(f)	1.25	%(f)
Expenses, before waivers/reimbursements(d)	3.01	%(e)	2.91%	6.87	%(f)	180.27	%(f)
Net investment income(b)	3.95	%(e)	3.27%	1.85%		2.10%
Portfolio turnover rate	33%		66%	99%		51%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	137

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.40		$ 11.55	$ 10.89		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.38	.20		.23
Net realized and unrealized gain (loss) on investment transactions	(2.97)		(.98)	.91		.66

Net increase (decrease) in net asset value from operations	(2.79)		(.60)	1.11		.89

Less: Dividends and Distributions
Dividends from net investment income	(.23)		(.39)	(.42)		– 0	–
Distributions from net realized gain on investment transactions	(.18)		(.16)	(.03)		– 0	–

Total dividends and distributions	(.41)		(.55)	(.45)		– 0	–

Net asset value, end of period	$ 7.20		$ 10.40	$ 11.55		$ 10.89

Total Return
Total investment return based on net asset value(c)	(27.19)%		(5.50)%	10.31%		8.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,052		$14,183	$5,041		$19
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.77	%(e)	.77%	.83	%(f)	1.00	%(f)
Expenses, before waivers/reimbursements(d)	2.68	%(e)	2.63%	4.40	%(f)	167.47	%(f)
Net investment income(b)	4.42	%(e)	3.40%	1.83%		2.27%
Portfolio turnover rate	33%		66%	99%		51%

See footnote summary on page 217.

138	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.44		$ 11.60	$ 10.92		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.13		.48	.22		.27
Net realized and unrealized gain (loss) on investment transactions	(2.91)		(1.06)	.90		.65

Net increase (decrease) in net asset value from operations	(2.78)		(.58)	1.12		.92

Less: Dividends and Distributions
Dividends from net investment income	(.26)		(.42)	(.41)		– 0	–
Distributions from net realized gain on investment transactions	(.18)		(.16)	(.03)		– 0	–

Total dividends and distributions	(.44)		(.58)	(.44)		– 0	–

Net asset value, end of period	$ 7.22		$ 10.44	$ 11.60		$ 10.92

Total Return
Total investment return based on net asset value(c)	(27.01)%		(5.28)%	10.43%		9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,583		$768	$681		$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.52	%(e)	.52%	.55	%(f)	.75	%(f)
Expenses, before waivers/reimbursements(d)	2.33	%(e)	2.35%	7.92	%(f)	180.50	%(f)
Net investment income(b)	3.25	%(e)	4.20%	2.09%		2.61%
Portfolio turnover rate	33%		66%	99%		51%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	139

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.35		$ 11.78	$ 10.92	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.41	.29	.13
Net realized and unrealized gain (loss) on investment transactions	(3.34)		(1.24)	.87	.79

Net increase (decrease) in net asset value from operations	(3.16)		(.83)	1.16	.92

Less: Dividends and Distributions
Dividends from net investment income	(.27)		(.35)	(.27)	– 0	–
Distributions from net realized gain on investment transactions	(.23)		(.25)	(.03)	– 0	–

Total dividends and distributions	(.50)		(.60)	(.30)	– 0	–

Net asset value, end of period	$ 6.69		$ 10.35	$ 11.78	$ 10.92

Total Return
Total investment return based on net asset value(c)	(31.07)%		(7.39)%	10.69%	9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,811		$18,835	$13,775	$3,898
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.88	%(e)	.88%	.95%	1.03%
Expenses, before waivers/reimbursements(d)	1.69	%(e)	1.85%	3.16%	13.72%
Net investment income(b)	4.42	%(e)	3.66%	2.45%	1.36%
Portfolio turnover rate	32%		29%	45%	44%

See footnote summary on page 217.

140	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.20		$ 11.66	$ 10.84	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.14		.33	.23	.05
Net realized and unrealized gain (loss) on investment transactions	(3.29)		(1.23)	.85	.79

Net increase (decrease) in net asset value from operations	(3.15)		(.90)	1.08	.84

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.31)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(.23)		(.25)	(.03)	– 0	–

Total dividends and distributions	(.40)		(.56)	(.26)	– 0	–

Net asset value, end of period	$ 6.65		$ 10.20	$ 11.66	$ 10.84

Total Return
Total investment return based on net asset value(c)	(31.31)%		(8.08)%	10.01%	8.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$437		$569	$604	$357
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.58	%(e)	1.58%	1.66%	1.73%
Expenses, before waivers/reimbursements(d)	2.42	%(e)	2.56%	4.03%	19.10%
Net investment income(b)	3.61	%(e)	2.96%	2.01%	.49%
Portfolio turnover rate	32%		29%	45%	44%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	141

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.19		$ 11.64	$ 10.83	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.15		.39	.10	.07
Net realized and unrealized gain (loss) on investment transactions	(3.30)		(1.28)	.97	.76

Net increase (decrease) in net asset value from operations	(3.15)		(.89)	1.07	.83

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.31)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(.23)		(.25)	(.03)	– 0	–

Total dividends and distributions	(.40)		(.56)	(.26)	– 0	–

Net asset value, end of period	$ 6.64		$ 10.19	$ 11.64	$ 10.83

Total Return
Total investment return based on net asset value(c)	(31.34)%		(8.01)%	9.92%	8.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$718		$898	$2,228	$167
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.58	%(e)	1.58%	1.63%	1.73%
Expenses, before waivers/reimbursements(d)	2.41	%(e)	2.57%	3.83%	22.53%
Net investment income(b)	3.70	%(e)	3.49%	1.01%	.73%
Portfolio turnover rate	32%		29%	45%	44%

See footnote summary on page 217.

142	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.40		$ 11.82	$ 10.95	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.39	.15	.20
Net realized and unrealized gain (loss) on investment transactions	(3.34)		(1.18)	1.04	.75

Net increase (decrease) in net asset value from operations	(3.16)		(.79)	1.19	.95

Less: Dividends and Distributions
Dividends from net investment income	(.29)		(.38)	(.29)	– 0	–
Distributions from net realized gain on investment transactions	(.23)		(.25)	(.03)	– 0	–

Total dividends and distributions	(.52)		(.63)	(.32)	– 0	–

Net asset value, end of period	$ 6.72		$ 10.40	$ 11.82	$ 10.95

Total Return
Total investment return based on net asset value(c)	(30.92)%		(7.08)%	10.94%	9.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$378		$381	$162	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.58	%(e)	.58%	.61%	.73%
Expenses, before waivers/reimbursements(d)	1.38	%(e)	1.54%	2.47%	45.94%
Net investment income(b)	4.67	%(e)	3.48%	1.49%	1.87%
Portfolio turnover rate	32%		29%	45%	44%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	143

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.27		$ 11.72	$ 10.89	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.17		.37	.08	.13
Net realized and unrealized gain (loss) on investment transactions	(3.32)		(1.22)	1.05	.76

Net increase (decrease) in net asset value from operations	(3.15)		(.85)	1.13	.89

Less: Dividends and Distributions
Dividends from net investment income	(.23)		(.35)	(.27)	– 0	–
Distributions from net realized gain on investment transactions	(.23)		(.25)	(.03)	– 0	–

Total dividends and distributions	(.46)		(.60)	(.30)	– 0	–

Net asset value, end of period	$ 6.66		$ 10.27	$ 11.72	$ 10.89

Total Return
Total investment return based on net asset value(c)	(31.14)%		(7.61)%	10.46%	8.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,718		$3,475	$3,593	$28
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.08	%(e)	1.08%	1.09%	1.23%
Expenses, before waivers/reimbursements(d)	2.12	%(e)	2.08%	3.24%	34.65%
Net investment income(b)	4.20	%(e)	3.38%	.63%	1.26%
Portfolio turnover rate	32%		29%	45%	44%

See footnote summary on page 217.

144	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.33		$ 11.75	$ 10.91	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.34	.14	.18
Net realized and unrealized gain (loss) on investment transactions	(3.34)		(1.16)	1.03	.73

Net increase (decrease) in net asset value from operations	(3.16)		(.82)	1.17	.91

Less: Dividends and Distributions
Dividends from net investment income	(.26)		(.35)	(.30)	– 0	–
Distributions from net realized gain on investment transactions	(.23)		(.25)	(.03)	– 0	–

Total dividends and distributions	(.49)		(.60)	(.33)	– 0	–

Net asset value, end of period	$ 6.68		$ 10.33	$ 11.75	$ 10.91

Total Return
Total investment return based on net asset value(c)	(31.05)%		(7.31)%	10.85%	9.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,197		$18,597	$6,734	$164
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.83	%(e)	.83%	.87%	.98%
Expenses, before waivers/reimbursements(d)	1.81	%(e)	1.82%	2.45%	16.01%
Net investment income(b)	4.32	%(e)	3.15%	1.27%	1.80%
Portfolio turnover rate	32%		29%	45%	44%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	145

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.36		$ 11.79	$ 10.95	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.46	.22	.19
Net realized and unrealized gain (loss) on investment transactions	(3.33)		(1.25)	.97	.76

Net increase (decrease) in net asset value from operations	(3.15)		(.79)	1.19	.95

Less: Dividends and Distributions
Dividends from net investment income	(.29)		(.39)	(.32)	– 0	–
Distributions from net realized gain on investment transactions	(.23)		(.25)	(.03)	– 0	–

Total dividends and distributions	(.52)		(.64)	(.35)	– 0	–

Net asset value, end of period	$ 6.69		$ 10.36	$ 11.79	$ 10.95

Total Return
Total investment return based on net asset value(c)	(30.95)%		(7.11)%	10.94%	9.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,315		$1,723	$1,398	$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.58	%(e)	.58%	.58%	.73%
Expenses, before waivers/reimbursements(d)	1.46	%(e)	1.49%	2.84%	45.07%
Net investment income(b)	4.50	%(e)	3.97%	1.48%	1.86%
Portfolio turnover rate	32%		29%	45%	44%

See footnote summary on page 217.

146	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.53		$ 12.00	$ 11.00	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.16		.38	.27	.13
Net realized and unrealized gain (loss) on investment transactions	(3.78)		(1.36)	1.00	.87

Net increase (decrease) in net asset value from operations	(3.62)		(.98)	1.27	1.00

Less: Dividends and Distributions
Dividends from net investment income	(.25)		(.33)	(.25)	– 0	–
Distributions from net realized gain on investment transactions	(.31)		(.16)	(.02)	– 0	–

Total dividends and distributions	(.56)		(.49)	(.27)	– 0	–

Net asset value, end of period	$ 6.35		$ 10.53	$ 12.00	$ 11.00

Total Return
Total investment return based on net asset value(c)	(34.99)%		(8.48)%	11.64%	10.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,166		$71,541	$47,201	$9,180
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.90	%(e)	.90%	.99%	1.13%
Expenses, before waivers/reimbursements(d)	1.29	%(e)	1.15%	1.65%	8.18%
Net investment income(b)	4.00	%(e)	3.31%	2.28%	1.39%
Portfolio turnover rate	12%		31%	25%	7%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	147

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.43		$ 11.88	$ 10.92	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.13		.30	.19	.05
Net realized and unrealized gain (loss) on investment transactions	(3.76)		(1.33)	.99	.87

Net increase (decrease) in net asset value from operations	(3.63)		(1.03)	1.18	.92

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.26)	(.20)	– 0	–
Distributions from net realized gain on investment transactions	(.31)		(.16)	(.02)	– 0	–

Total dividends and distributions	(.49)		(.42)	(.22)	– 0	–

Net asset value, end of period	$ 6.31		$ 10.43	$ 11.88	$ 10.92

Total Return
Total investment return based on net asset value(c)	(35.36)%		(9.00)%	10.86%	9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$724		$1,219	$1,043	$622
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.60	%(e)	1.60%	1.71%	1.83%
Expenses, before waivers/reimbursements(d)	2.03	%(e)	1.86%	2.42%	9.35%
Net investment income(b)	3.37	%(e)	2.63%	1.58%	.47%
Portfolio turnover rate	12%		31%	25%	7%

See footnote summary on page 217.

148	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.42		$ 11.89	$ 10.92	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.14		.31	.18	.03
Net realized and unrealized gain (loss) on investment transactions	(3.76)		(1.36)	1.01	.89

Net increase (decrease) in net asset value from operations	(3.62)		(1.05)	1.19	.92

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.26)	(.20)	– 0	–
Distributions from net realized gain on investment transactions	(.31)		(.16)	(.02)	– 0	–

Total dividends and distributions	(.49)		(.42)	(.22)	– 0	–

Net asset value, end of period	$ 6.31		$ 10.42	$ 11.89	$ 10.92

Total Return
Total investment return based on net asset value(c)	(35.30)%		(9.16)%	10.95%	9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,404		$2,420	$2,247	$899
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.60	%(e)	1.60%	1.69%	1.83%
Expenses, before waivers/reimbursements(d)	2.01	%(e)	1.86%	2.35%	8.39%
Net investment income(b)	3.61	%(e)	2.77%	1.50%	.28%
Portfolio turnover rate	12%		31%	25%	7%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	149

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.59		$ 12.06	$ 11.02	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.17		.43	.29	.19
Net realized and unrealized gain (loss) on investment transactions	(3.80)		(1.38)	1.04	.83

Net increase (decrease) in net asset value from operations	(3.63)		(.95)	1.33	1.02

Less: Dividends and Distributions
Dividends from net investment income	(.28)		(.36)	(.27)	– 0	–
Distributions from net realized gain on investment transactions	(.31)		(.16)	(.02)	– 0	–

Total dividends and distributions	(.59)		(.52)	(.29)	– 0	–

Net asset value, end of period	$ 6.37		$ 10.59	$ 12.06	$ 11.02

Total Return
Total investment return based on net asset value(c)	(34.94)%		(8.25)%	12.12%	10.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,376		$13,164	$710	$272
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.60	%(e)	.60%	.69%	.83%
Expenses, before waivers/reimbursements(d)	1.00	%(e)	.85%	1.36%	9.17%
Net investment income(b)	4.36	%(e)	3.59%	2.44%	1.93%
Portfolio turnover rate	12%		31%	25%	7%

See footnote summary on page 217.

150	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.50		$ 11.98	$ 10.98	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.15		.34	.11	.09
Net realized and unrealized gain (loss) on investment transactions	(3.77)		(1.34)	1.14	.89

Net increase (decrease) in net asset value from operations	(3.62)		(1.00)	1.25	.98

Less: Dividends and Distributions
Dividends from net investment income	(.23)		(.32)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(.31)		(.16)	(.02)	– 0	–

Total dividends and distributions	(.54)		(.48)	(.25)	– 0	–

Net asset value, end of period	$ 6.34		$ 10.50	$ 11.98	$ 10.98

Total Return
Total investment return based on net asset value(c)	(35.13)%		(8.70)%	11.47%	9.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,051		$11,039	$5,428	$142
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.10	%(e)	1.10%	1.15%	1.33%
Expenses, before waivers/reimbursements(d)	1.60	%(e)	1.54%	1.87%	11.87%
Net investment income(b)	3.78	%(e)	2.99%	.90%	1.01%
Portfolio turnover rate	12%		31%	25%	7%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	151

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.54		$ 12.01	$ 11.00	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.15		.39	.18	.13
Net realized and unrealized gain (loss) on investment transactions	(3.77)		(1.37)	1.11	.87

Net increase (decrease) in net asset value from operations	(3.62)		(.98)	1.29	1.00

Less: Dividends and Distributions
Dividends from net investment income	(.25)		(.33)	(.26)	– 0	–
Distributions from net realized gain on investment transactions	(.31)		(.16)	(.02)	– 0	–

Total dividends and distributions	(.56)		(.49)	(.28)	– 0	–

Net asset value, end of period	$ 6.36		$ 10.54	$ 12.01	$ 11.00

Total Return
Total investment return based on net asset value(c)	(35.01)%		(8.46)%	11.80%	10.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,582		$62,033	$37,059	$1,988
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.85	%(e)	.85%	.93%	1.08%
Expenses, before waivers/reimbursements(d)	1.29	%(e)	1.24%	1.59%	7.99%
Net investment income(b)	4.01	%(e)	3.36%	1.75%	1.28%
Portfolio turnover rate	12%		31%	25%	7%

See footnote summary on page 217.

152	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.59		$ 12.05	$ 11.03	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.18		.38	.18	.11
Net realized and unrealized gain (loss) on investment transactions	(3.81)		(1.33)	1.14	.92

Net increase (decrease) in net asset value from operations	(3.63)		(.95)	1.32	1.03

Less: Dividends and Distributions
Dividends from net investment income	(.28)		(.35)	(.28)	– 0	–
Distributions from net realized gain on investment transactions	(.31)		(.16)	(.02)	– 0	–

Total dividends and distributions	(.59)		(.51)	(.30)	– 0	–

Net asset value, end of period	$ 6.37		$ 10.59	$ 12.05	$ 11.03

Total Return
Total investment return based on net asset value(c)	(34.98)%		(8.18)%	12.04%	10.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,542		$17,024	$11,154	$181
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.60	%(e)	.60%	.64%	.83%
Expenses, before waivers/reimbursements(d)	.91	%(e)	.90%	1.29%	13.40%
Net investment income(b)	4.47	%(e)	3.28%	1.56%	1.21%
Portfolio turnover rate	12%		31%	25%	7%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	153

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.60		$ 12.25	$ 11.09	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.13		.37	.26	.11
Net realized and unrealized gain (loss) on investment transactions	(4.04)		(1.60)	1.14	.98

Net increase (decrease) in net asset value from operations	(3.91)		(1.23)	1.40	1.09

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.32)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(.28)		(.10)	(.01)	– 0	–

Total dividends and distributions	(.50)		(.42)	(.24)	– 0	–

Net asset value, end of period	$ 6.19		$ 10.60	$ 12.25	$ 11.09

Total Return
Total investment return based on net asset value(c)	(37.52)%		(10.35)%	12.75%	10.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,828		$91,231	$66,921	$8,277
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.94	%(e)	.94%	1.02%	1.13%
Expenses, before waivers/reimbursements(d)	1.21	%(e)	1.10%	1.42%	8.93%
Net investment income(b)	3.45	%(e)	3.21%	2.12%	1.12%
Portfolio turnover rate	9%		6%	13%	12%

See footnote summary on page 217.

154	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.49		$ 12.14	$ 11.02	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.11		.29	.18	.05
Net realized and unrealized gain (loss) on investment transactions	(4.00)		(1.59)	1.13	.97

Net increase (decrease) in net asset value from operations	(3.89)		(1.30)	1.31	1.02

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.25)	(.18)	– 0	–
Distributions from net realized gain on investment transactions	(.28)		(.10)	(.01)	– 0	–

Total dividends and distributions	(.43)		(.35)	(.19)	– 0	–

Net asset value, end of period	$ 6.17		$ 10.49	$ 12.14	$ 11.02

Total Return
Total investment return based on net asset value(c)	(37.63)%		(11.00)%	11.96%	10.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,994		$3,445	$3,487	$1,207
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.64	%(e)	1.64%	1.72%	1.83%
Expenses, before waivers/reimbursements(d)	1.93	%(e)	1.81%	2.12%	10.01%
Net investment income(b)	2.89	%(e)	2.57%	1.49%	.48%
Portfolio turnover rate	9%		6%	13%	12%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	155

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.49		$ 12.14	$ 11.02	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.11		.30	.13	.07
Net realized and unrealized gain (loss) on investment transactions	(4.01)		(1.60)	1.18	.95

Net increase (decrease) in net asset value from operations	(3.90)		(1.30)	1.31	1.02

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.25)	(.18)	– 0	–
Distributions from net realized gain on investment transactions	(.28)		(.10)	(.01)	– 0	–

Total dividends and distributions	(.43)		(.35)	(.19)	– 0	–

Net asset value, end of period	$ 6.16		$ 10.49	$ 12.14	$ 11.02

Total Return
Total investment return based on net asset value(c)	(37.73)%		(11.00)%	11.96%	10.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,058		$2,705	$2,356	$378
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.64	%(e)	1.64%	1.70%	1.83%
Expenses, before waivers/reimbursements(d)	1.94	%(e)	1.81%	2.05%	10.90%
Net investment income(b)	2.80	%(e)	2.61%	1.06%	.68%
Portfolio turnover rate	9%		6%	13%	12%

See footnote summary on page 217.

156	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.67		$ 12.32	$ 11.13	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.15		.33	.28	.07
Net realized and unrealized gain (loss) on investment transactions	(4.08)		(1.53)	1.17	1.06

Net increase (decrease) in net asset value from operations	(3.93)		(1.20)	1.45	1.13

Less: Dividends and Distributions
Dividends from net investment income	(.24)		(.35)	(.25)	– 0	–
Distributions from net realized gain on investment transactions	(.28)		(.10)	(.01)	– 0	–

Total dividends and distributions	(.52)		(.45)	(.26)	– 0	–

Net asset value, end of period	$ 6.22		$ 10.67	$ 12.32	$ 11.13

Total Return
Total investment return based on net asset value(c)	(37.44)%		(10.10)%	13.11%	11.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,869		$9,945	$726	$124
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.64	%(e)	.64%	.69%	.83%
Expenses, before waivers/reimbursements(d)	.91	%(e)	.82%	.99%	24.93%
Net investment income(b)	3.80	%(e)	2.87%	2.15%	.90%
Portfolio turnover rate	9%		6%	13%	12%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	157

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.56		$ 12.22	$ 11.07	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.12		.30	.14	.10
Net realized and unrealized gain (loss) on investment transactions	(4.02)		(1.55)	1.24	.97

Net increase (decrease) in net asset value from operations	(3.90)		(1.25)	1.38	1.07

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.31)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	(.28)		(.10)	(.01)	– 0	–

Total dividends and distributions	(.48)		(.41)	(.23)	– 0	–

Net asset value, end of period	$ 6.18		$ 10.56	$ 12.22	$ 11.07

Total Return
Total investment return based on net asset value(c)	(37.56)%		(10.59)%	12.56%	10.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,156		$24,178	$9,928	$410
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.14	%(e)	1.14%	1.18%	1.33%
Expenses, before waivers/reimbursements(d)	1.52	%(e)	1.49%	1.76%	9.30%
Net investment income(b)	3.22	%(e)	2.67%	1.21%	.98%
Portfolio turnover rate	9%		6%	13%	12%

See footnote summary on page 217.

158	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.61		$ 12.26	$ 11.10	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.13		.36	.17	.09
Net realized and unrealized gain (loss) on investment transactions	(4.04)		(1.59)	1.23	1.01

Net increase (decrease) in net asset value from operations	(3.91)		(1.23)	1.40	1.10

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.32)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(.28)		(.10)	(.01)	– 0	–

Total dividends and distributions	(.49)		(.42)	(.24)	– 0	–

Net asset value, end of period	$ 6.21		$ 10.61	$ 12.26	$ 11.10

Total Return
Total investment return based on net asset value(c)	(37.46)%		(10.35)%	12.77%	11.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,425		$105,443	$63,056	$4,342
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.89	%(e)	.89%	.95%	1.08%
Expenses, before waivers/reimbursements(d)	1.21	%(e)	1.18%	1.38%	8.55%
Net investment income(b)	3.52	%(e)	3.15%	1.55%	.96%
Portfolio turnover rate	9%		6%	13%	12%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	159

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.66		$ 12.31	$ 11.13	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.16		.37	.18	.10
Net realized and unrealized gain (loss) on investment transactions	(4.08)		(1.57)	1.26	1.03

Net increase (decrease) in net asset value from operations	(3.92)		(1.20)	1.44	1.13

Less: Dividends and Distributions
Dividends from net investment income	(.24)		(.35)	(.25)	– 0	–
Distributions from net realized gain on investment transactions	(.28)		(.10)	(.01)	– 0	–

Total dividends and distributions	(.52)		(.45)	(.26)	– 0	–

Net asset value, end of period	$ 6.22		$ 10.66	$ 12.31	$ 11.13

Total Return
Total investment return based on net asset value(c)	(37.39)%		(10.12)%	13.09%	11.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,898		$47,753	$26,459	$308
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.64	%(e)	.64%	.66%	.83%
Expenses, before waivers/reimbursements(d)	.82	%(e)	.84%	1.07%	11.87%
Net investment income(b)	3.97	%(e)	3.24%	1.46%	1.10%
Portfolio turnover rate	9%		6%	13%	12%

See footnote summary on page 217.

160	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.57		$ 12.41	$ 11.18	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.35	.26	.09
Net realized and unrealized gain (loss) on investment transactions	(4.24)		(1.79)	1.21	1.09

Net increase (decrease) in net asset value from operations	(4.14)		(1.44)	1.47	1.18

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.30)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(.30)		(.10)	(.01)	– 0	–

Total dividends and distributions	(.50)		(.40)	(.24)	– 0	–

Net asset value, end of period	$ 5.93		$ 10.57	$ 12.41	$ 11.18

Total Return
Total investment return based on net asset value(c)	(39.87)%		(11.97)%	13.20%	11.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$80,605		$109,315	$70,858	$9,573
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.98	%(e)	.98%	1.06%	1.18%
Expenses, before waivers/reimbursements(d)	1.20	%(e)	1.09%	1.41%	8.52%
Net investment income(b)	2.83	%(e)	3.02%	2.02%	.93%
Portfolio turnover rate	5%		4%	16%	5%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	161

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.45		$ 12.29	$ 11.10	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.08		.27	.16	.04
Net realized and unrealized gain (loss) on investment transactions	(4.21)		(1.78)	1.21	1.06

Net increase (decrease) in net asset value from operations	(4.13)		(1.51)	1.37	1.10

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.23)	(.17)	– 0	–
Distributions from net realized gain on investment transactions	(.30)		(.10)	(.01)	– 0	–

Total dividends and distributions	(.43)		(.33)	(.18)	– 0	–

Net asset value, end of period	$ 5.89		$ 10.45	$ 12.29	$ 11.10

Total Return
Total investment return based on net asset value(c)	(40.11)%		(12.60)%	12.42%	11.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,987		$3,354	$3,029	$982
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.68	%(e)	1.68%	1.76%	1.88%
Expenses, before waivers/reimbursements(d)	1.93	%(e)	1.81%	2.10%	9.59%
Net investment income(b)	2.22	%(e)	2.38%	1.31%	.41%
Portfolio turnover rate	5%		4%	16%	5%

See footnote summary on page 217.

162	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.46		$ 12.29	$ 11.10	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.09		.25	.13	.03
Net realized and unrealized gain (loss) on investment transactions	(4.22)		(1.75)	1.24	1.07

Net increase (decrease) in net asset value from operations	(4.13)		(1.50)	1.37	1.10

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.23)	(.17)	– 0	–
Distributions from net realized gain on investment transactions	(.30)		(.10)	(.01)	– 0	–

Total dividends and distributions	(.43)		(.33)	(.18)	– 0	–

Net asset value, end of period	$ 5.90		$ 10.46	$ 12.29	$ 11.10

Total Return
Total investment return based on net asset value(c)	(40.07)%		(12.52)%	12.42%	11.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,856		$4,089	$2,484	$585
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.68	%(e)	1.68%	1.74%	1.88%
Expenses, before waivers/reimbursements(d)	1.93	%(e)	1.80%	2.07%	9.83%
Net investment income(b)	2.30	%(e)	2.18%	1.09%	.32%
Portfolio turnover rate	5%		4%	16%	5%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	163

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.64		$ 12.48	$ 11.21	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.12		.35	.25	.10
Net realized and unrealized gain (loss) on investment transactions	(4.28)		(1.77)	1.27	1.11

Net increase (decrease) in net asset value from operations	(4.16)		(1.42)	1.52	1.21

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.32)	(.24)	– 0	–
Distributions from net realized gain on investment transactions	(.30)		(.10)	(.01)	– 0	–

Total dividends and distributions	(.52)		(.42)	(.25)	– 0	–

Net asset value, end of period	$ 5.96		$ 10.64	$ 12.48	$ 11.21

Total Return
Total investment return based on net asset value(c)	(39.79)%		(11.72)%	13.66%	12.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,033		$9,382	$1,769	$41
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.68	%(e)	.68%	.71%	.88%
Expenses, before waivers/reimbursements(d)	.90	%(e)	.80%	.98%	29.32%
Net investment income(b)	3.14	%(e)	3.01%	1.94%	1.14%
Portfolio turnover rate	5%		4%	16%	5%

See footnote summary on page 217.

164	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.52		$ 12.37	$ 11.16	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.31	.08	.03
Net realized and unrealized gain (loss) on investment transactions	(4.23)		(1.77)	1.37	1.13

Net increase (decrease) in net asset value from operations	(4.13)		(1.46)	1.45	1.16

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.29)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(.30)		(.10)	(.01)	– 0	–

Total dividends and distributions	(.47)		(.39)	(.24)	– 0	–

Net asset value, end of period	$ 5.92		$ 10.52	$ 12.37	$ 11.16

Total Return
Total investment return based on net asset value(c)	(39.93)%		(12.16)%	13.05%	11.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,205		$33,421	$15,551	$502
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.18	%(e)	1.18%	1.21%	1.38%
Expenses, before waivers/reimbursements(d)	1.50	%(e)	1.46%	1.77%	9.73%
Net investment income(b)	2.63	%(e)	2.73%	.69%	.28%
Portfolio turnover rate	5%		4%	16%	5%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	165

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.59		$ 12.43	$ 11.18	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.11		.35	.15	.09
Net realized and unrealized gain (loss) on investment transactions	(4.26)		(1.79)	1.33	1.09

Net increase (decrease) in net asset value from operations	(4.15)		(1.44)	1.48	1.18

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.30)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	(.30)		(.10)	(.01)	– 0	–

Total dividends and distributions	(.49)		(.40)	(.23)	– 0	–

Net asset value, end of period	$ 5.95		$ 10.59	$ 12.43	$ 11.18

Total Return
Total investment return based on net asset value(c)	(39.85)%		(11.94)%	13.36%	11.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,445		$137,794	$69,380	$4,303
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.93	%(e)	.93%	.99%	1.13%
Expenses, before waivers/reimbursements(d)	1.19	%(e)	1.16%	1.40%	7.64%
Net investment income(b)	2.85	%(e)	2.98%	1.41%	.96%
Portfolio turnover rate	5%		4%	16%	5%

See footnote summary on page 217.

166	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.63		$ 12.47	$ 11.21	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.12		.39	.19	.09
Net realized and unrealized gain (loss) on investment transactions	(4.27)		(1.81)	1.32	1.12

Net increase (decrease) in net asset value from operations	(4.15)		(1.42)	1.51	1.21

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.32)	(.24)	– 0	–
Distributions from net realized gain on investment transactions	(.30)		(.10)	(.01)	– 0	–

Total dividends and distributions	(.52)		(.42)	(.25)	– 0	–

Net asset value, end of period	$ 5.96		$ 10.63	$ 12.47	$ 11.21

Total Return
Total investment return based on net asset value(c)	(39.77)%		(11.76)%	13.61%	12.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,185		$33,966	$29,077	$1,127
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.68	%(e)	.68%	.70%	.88%
Expenses, before waivers/reimbursements(d)	.84	%(e)	.83%	1.08%	8.67%
Net investment income(b)	3.20	%(e)	3.34%	1.46%	.98%
Portfolio turnover rate	5%		4%	16%	5%
See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	167

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.79		$ 12.82	$ 11.44	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.08		.33	.25	.08
Net realized and unrealized gain (loss) on investment transactions	(4.53)		(1.96)	1.37	1.36

Net increase (decrease) in net asset value from operations	(4.45)		(1.63)	1.62	1.44

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.29)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(.32)		(.11)	(.01)	– 0	–

Total dividends and distributions	(.49)		(.40)	(.24)	– 0	–

Net asset value, end of period	$ 5.85		$ 10.79	$ 12.82	$ 11.44

Total Return
Total investment return based on net asset value(c)	(41.89)%		(13.13)%	14.22%	14.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,224		$102,304	$78,182	$7,332
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.00	%(e)	1.00%	1.08%	1.18%
Expenses, before waivers/reimbursements(d)	1.30	%(e)	1.17%	1.41%	8.73%
Net investment income(b)	2.27	%(e)	2.81%	1.92%	.79%
Portfolio turnover rate	5%		3%	11%	6%

See footnote summary on page 217.

168	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.65		$ 12.67	$ 11.35	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.26	.15	.01
Net realized and unrealized gain (loss) on investment transactions	(4.49)		(1.95)	1.36	1.34

Net increase (decrease) in net asset value from operations	(4.43)		(1.69)	1.51	1.35

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.22)	(.18)	– 0	–
Distributions from net realized gain on investment transactions	(.32)		(.11)	(.01)	– 0	–

Total dividends and distributions	(.42)		(.33)	(.19)	– 0	–

Net asset value, end of period	$ 5.80		$ 10.65	$ 12.67	$ 11.35

Total Return
Total investment return based on net asset value(c)	(42.13)%		(13.66)%	13.36%	13.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,022		$1,795	$1,596	$525
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%(e)	1.70%	1.78%	1.88%
Expenses, before waivers/reimbursements(d)	2.06	%(e)	1.90%	2.10%	10.10%
Net investment income(b)	1.72	%(e)	2.16%	1.17%	.06%
Portfolio turnover rate	5%		3%	11%	6%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	169

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.65		$ 12.69	$ 11.36	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.24	.12	.00	(g)
Net realized and unrealized gain (loss) on investment transactions	(4.49)		(1.95)	1.40	1.36

Net increase (decrease) in net asset value from operations	(4.43)		(1.71)	1.52	1.36

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.22)	(.18)	– 0	–
Distributions from net realized gain on investment transactions	(.32)		(.11)	(.01)	– 0	–

Total dividends and distributions	(.42)		(.33)	(.19)	– 0	–

Net asset value, end of period	$ 5.80		$ 10.65	$ 12.69	$ 11.36

Total Return
Total investment return based on net asset value(c)	(42.14)%		(13.80)%	13.44%	13.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,989		$2,835	$1,821	$386
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%(e)	1.70%	1.76%	1.88%
Expenses, before waivers/reimbursements(d)	2.05	%(e)	1.89%	2.09%	9.47%
Net investment income(b)	1.59	%(e)	2.00%	.95%	.04%
Portfolio turnover rate	5%		3%	11%	6%

See footnote summary on page 217.

170	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.85		$ 12.88	$ 11.47	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.29	.27	.12
Net realized and unrealized gain (loss) on investment transactions	(4.56)		(1.90)	1.39	1.35

Net increase (decrease) in net asset value from operations	(4.46)		(1.61)	1.66	1.47

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.31)	(.24)	– 0	–
Distributions from net realized gain on investment transactions	(.32)		(.11)	(.01)	– 0	–

Total dividends and distributions	(.52)		(.42)	(.25)	– 0	–

Net asset value, end of period	$ 5.87		$ 10.85	$ 12.88	$ 11.47

Total Return
Total investment return based on net asset value(c)	(41.83)%		(12.87)%	14.55%	14.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,329		$6,660	$684	$236
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%(e)	.70%	.77%	.88%
Expenses, before waivers/reimbursements(d)	1.01	%(e)	.90%	1.09%	9.42%
Net investment income(b)	2.62	%(e)	2.51%	2.12%	1.09%
Portfolio turnover rate	5%		3%	11%	6%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	171

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.77		$ 12.81	$ 11.41	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.08		.27	.07	.07
Net realized and unrealized gain (loss) on investment transactions	(4.53)		(1.93)	1.53	1.34

Net increase (decrease) in net asset value from operations	(4.45)		(1.66)	1.60	1.41

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.27)	(.19)	– 0	–
Distributions from net realized gain on investment transactions	(.32)		(.11)	(.01)	– 0	–

Total dividends and distributions	(.47)		(.38)	(.20)	– 0	–

Net asset value, end of period	$ 5.85		$ 10.77	$ 12.81	$ 11.41

Total Return
Total investment return based on net asset value(c)	(41.95)%		(13.30)%	14.07%	14.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,995		$24,582	$10,812	$478
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.20	%(e)	1.20%	1.23%	1.38%
Expenses, before waivers/reimbursements(d)	1.58	%(e)	1.53%	1.76%	7.73%
Net investment income(b)	2.07	%(e)	2.35%	.57%	.69%
Portfolio turnover rate	5%		3%	11%	6%

See footnote summary on page 217.

172	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.81		$ 12.83	$ 11.44	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.09		.33	.17	.10
Net realized and unrealized gain (loss) on investment transactions	(4.55)		(1.95)	1.45	1.34

Net increase (decrease) in net asset value from operations	(4.46)		(1.62)	1.62	1.44

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.29)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	(.32)		(.11)	(.01)	– 0	–

Total dividends and distributions	(.49)		(.40)	(.23)	– 0	–

Net asset value, end of period	$ 5.86		$ 10.81	$ 12.83	$ 11.44

Total Return
Total investment return based on net asset value(c)	(41.95)%		(13.02)%	14.22%	14.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,013		$111,995	$60,216	$6,981
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.95	%(e)	.95%	1.01%	1.13%
Expenses, before waivers/reimbursements(d)	1.27	%(e)	1.24%	1.41%	6.67%
Net investment income(b)	2.44	%(e)	2.79%	1.44%	.96%
Portfolio turnover rate	5%		3%	11%	6%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	173

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.85		$ 12.88	$ 11.47	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.10		.38	.17	.07
Net realized and unrealized gain (loss) on investment transactions	(4.57)		(1.99)	1.49	1.40

Net increase (decrease) in net asset value from operations	(4.47)		(1.61)	1.66	1.47

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.31)	(.24)	– 0	–
Distributions from net realized gain on investment transactions	(.32)		(.11)	(.01)	– 0	–

Total dividends and distributions	(.51)		(.42)	(.25)	– 0	–

Net asset value, end of period	$ 5.87		$ 10.85	$ 12.88	$ 11.47

Total Return
Total investment return based on net asset value(c)	(41.84)%		(12.88)%	14.60%	14.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,653		$24,079	$19,306	$639
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%(e)	.70%	.72%	.88%
Expenses, before waivers/reimbursements(d)	.94	%(e)	.90%	1.08%	7.62%
Net investment income(b)	2.67	%(e)	3.15%	1.27%	.79%
Portfolio turnover rate	5%		3%	11%	6%

See footnote summary on page 217.

174	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.69		$ 12.70	$ 11.24	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.07		.30	.19	.03
Net realized and unrealized gain (loss) on investment transactions	(4.56)		(2.00)	1.50	1.21

Net increase (decrease) in net asset value from operations	(4.49)		(1.70)	1.69	1.24

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.24)	(.21)	– 0	–
Distributions from net realized gain on investment transactions	(.29)		(.07)	(.02)	– 0	–

Total dividends and distributions	(.43)		(.31)	(.23)	– 0	–

Net asset value, end of period	$ 5.77		$ 10.69	$ 12.70	$ 11.24

Total Return
Total investment return based on net asset value(c)	(42.59)%		(13.67)%	15.08%	12.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,920		$73,959	$47,575	$4,240
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)	1.02%	1.09%	1.19	%(f)
Expenses, before waivers/reimbursements(d)	1.36	%(e)	1.23%	1.72%	13.11	%(f)
Net investment income(b)	1.95	%(e)	2.53%	1.54%	.35%
Portfolio turnover rate	3%		4%	6%	7%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	175

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.55		$ 12.56	$ 11.14	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05		.22	.11	(.01)
Net realized and unrealized gain (loss) on investment transactions	(4.51)		(1.98)	1.49	1.15

Net increase (decrease) in net asset value from operations	(4.46)		(1.76)	1.60	1.14

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.18)	(.16)	– 0	–
Distributions from net realized gain on investment transactions	(.29)		(.07)	(.02)	– 0	–

Total dividends and distributions	(.37)		(.25)	(.18)	– 0	–

Net asset value, end of period	$ 5.72		$ 10.55	$ 12.56	$ 11.14

Total Return
Total investment return based on net asset value(c)	(42.79)%		(14.29)%	14.35%	11.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$997		$1,944	$1,580	$374
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.72%	1.78%	1.89	%(f)
Expenses, before waivers/reimbursements(d)	2.11	%(e)	1.96%	2.38%	16.08	%(f)
Net investment income (loss)(b)	1.41	%(e)	1.87%	.89%	(.14)%
Portfolio turnover rate	3%		4%	6%	7%

See footnote summary on page 217.

176	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.56		$ 12.58	$ 11.15	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05		.20	.03	(.03)
Net realized and unrealized gain (loss) on investment transactions	(4.52)		(1.97)	1.58	1.18

Net increase (decrease) in net asset value from operations	(4.47)		(1.77)	1.61	1.15

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.18)	(.16)	– 0	–
Distributions from net realized gain on investment transactions	(.29)		(.07)	(.02)	– 0	–

Total dividends and distributions	(.37)		(.25)	(.18)	– 0	–

Net asset value, end of period	$ 5.72		$ 10.56	$ 12.58	$ 11.15

Total Return
Total investment return based on net asset value(c)	(42.85	) %	(14.34)%	14.42%	11.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,601		$3,480	$2,217	$230
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.72%	1.76%	1.89	%(f)
Expenses, before waivers/reimbursements(d)	2.10	%(e)	1.95%	2.26%	15.16	%(f)
Net investment income (loss)(b)	1.26	%(e)	1.72%	.26%	(.26)%
Portfolio turnover rate	3%		4%	6%	7%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	177

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.76		$ 12.76	$ 11.26	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.08		.24	.27	.09
Net realized and unrealized gain (loss) on investment transactions	(4.58)		(1.90)	1.47	1.17

Net increase (decrease) in net asset value from operations	(4.50)		(1.66)	1.74	1.26

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.27)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	(.29)		(.07)	(.02)	– 0	–

Total dividends and distributions	(.46)		(.34)	(.24)	– 0	–

Net asset value, end of period	$ 5.80		$ 10.76	$ 12.76	$ 11.26

Total Return
Total investment return based on net asset value(c)	(42.49)%		(13.36)%	15.53%	12.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,375		$5,209	$480	$31
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72%	.80%	.89	%(f)
Expenses, before waivers/reimbursements(d)	1.07	%(e)	.94%	1.48%	22.50	%(f)
Net investment income(b)	2.25	%(e)	2.10%	2.06%	.88%
Portfolio turnover rate	3%		4%	6%	7%

See footnote summary on page 217.

178	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.66		$ 12.69	$ 11.24	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.06		.26	.06	(.01)
Net realized and unrealized gain (loss) on investment transactions	(4.54)		(1.98)	1.61	1.25

Net increase (decrease) in net asset value from operations	(4.48)		(1.72)	1.67	1.24

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.24)	(.20)	– 0	–
Distributions from net realized gain on investment transactions	(.29)		(.07)	(.02)	– 0	–

Total dividends and distributions	(.41)		(.31)	(.22)	– 0	–

Net asset value, end of period	$ 5.77		$ 10.66	$ 12.69	$ 11.24

Total Return
Total investment return based on net asset value(c)	(42.61)%		(13.87)%	14.88%	12.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,922		$26,546	$9,026	$636
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%(e)	1.22%	1.26%	1.39	%(f)
Expenses, before waivers/reimbursements(d)	1.61	%(e)	1.57%	2.00%	13.25	%(f)
Net investment income (loss)(b)	1.74	%(e)	2.19%	.54%	(.10)%
Portfolio turnover rate	3%		4%	6%	7%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	179

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.70		$ 12.71	$ 11.24	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.07		.29	.12	.04
Net realized and unrealized gain (loss) on investment transactions	(4.56)		(1.98)	1.59	1.20

Net increase (decrease) in net asset value from operations	(4.49)		(1.69)	1.71	1.24

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.25)	(.22)	– 0	–
Distributions from net realized gain on investment transactions	(.29)		(.07)	(.02)	– 0	–

Total dividends and distributions	(.43)		(.32)	(.24)	– 0	–

Net asset value, end of period	$ 5.78		$ 10.70	$ 12.71	$ 11.24

Total Return
Total investment return based on net asset value(c)	(42.59)%		(13.64)%	15.24%	12.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,087		$88,751	$42,433	$2,800
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%(e)	.97%	1.02%	1.14	%(f)
Expenses, before waivers/reimbursements(d)	1.30	%(e)	1.28%	1.60%	10.94	%(f)
Net investment income(b)	2.00	%(e)	2.47%	1.07%	.43%
Portfolio turnover rate	3%		4%	6%	7%

See footnote summary on page 217.

180	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.74		$ 12.75	$ 11.26	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.09		.32	.14	.09
Net realized and unrealized gain (loss) on investment transactions	(4.58)		(1.99)	1.60	1.17

Net increase (decrease) in net asset value from operations	(4.49)		(1.67)	1.74	1.26

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.27)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(.29)		(.07)	(.02)	– 0	–

Total dividends and distributions	(.46)		(.34)	(.25)	– 0	–

Net asset value, end of period	$ 5.79		$ 10.74	$ 12.75	$ 11.26

Total Return
Total investment return based on net asset value(c)	(42.48)%		(13.46)%	15.54%	12.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,705		$16,718	$13,213	$755
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72%	.75%	.89	%(f)
Expenses, before waivers/reimbursements(d)	.95	%(e)	.95%	1.26%	14.42	%(f)
Net investment income(b)	2.32	%(e)	2.72%	1.08%	.88%
Portfolio turnover rate	3%		4%	6%	7%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	181

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.71		$ 12.78	$ 11.30	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.27	.19	.03
Net realized and unrealized gain (loss) on investment transactions	(4.63)		(2.02)	1.50	1.27

Net increase (decrease) in net asset value from operations	(4.57)		(1.75)	1.69	1.30

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.24)	(.20)	– 0	–
Distributions from net realized gain on investment transactions	(.28)		(.08)	(.01)	– 0	–

Total dividends and distributions	(.40)		(.32)	(.21)	– 0	–

Net asset value, end of period	$ 5.74		$ 10.71	$ 12.78	$ 11.30

Total Return
Total investment return based on net asset value(c)	(43.24)%		(14.02)%	15.09%	13.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,677		$52,620	$34,491	$3,290
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)	1.02%	1.09%	1.20	%(f)
Expenses, before waivers/reimbursements(d)	1.48	%(e)	1.36%	1.96%	17.78	%(f)
Net investment income(b)	1.60	%(e)	2.31%	1.48%	.35%
Portfolio turnover rate	2%		4%	5%	10%

See footnote summary on page 217.

182	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.59		$ 12.65	$ 11.22	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.04		.19	.10	(.05)
Net realized and unrealized gain (loss) on investment transactions	(4.58)		(2.01)	1.49	1.27

Net increase (decrease) in net asset value from operations	(4.54)		(1.82)	1.59	1.22

Less: Dividends and Distributions
Dividends from net investment income	(.06)		(.16)	(.15)	– 0	–
Distributions from net realized gain on investment transactions	(.28)		(.08)	(.01)	– 0	–

Total dividends and distributions	(.34)		(.24)	(.16)	– 0	–

Net asset value, end of period	$ 5.71		$ 10.59	$ 12.65	$ 11.22

Total Return
Total investment return based on net asset value(c)	(43.40)%		(14.64)%	14.27%	12.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$725		$1,296	$1,051	$350
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.72%	1.78%	1.90	%(f)
Expenses, before waivers/reimbursements(d)	2.22	%(e)	2.08%	2.65%	20.23	%(f)
Net investment income (loss)(b)	1.08	%(e)	1.58%	.79%	(.47)%
Portfolio turnover rate	2%		4%	5%	10%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	183

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.59		$ 12.65	$ 11.21	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.04		.17	.08	(.04)
Net realized and unrealized gain (loss) on investment transactions	(4.58)		(1.99)	1.52	1.25

Net increase (decrease) in net asset value from operations	(4.54)		(1.82)	1.60	1.21

Less: Dividends and Distributions
Dividends from net investment income	(.06)		(.16)	(.15)	– 0	–
Distributions from net realized gain on investment transactions	(.28)		(.08)	(.01)	– 0	–

Total dividends and distributions	(.34)		(.24)	(.16)	– 0	–

Net asset value, end of period	$ 5.71		$ 10.59	$ 12.65	$ 11.21

Total Return
Total investment return based on net asset value(c)	(43.40)%		(14.64)%	14.37%	12.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,299		$1,984	$1,196	$398
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.72%	1.78%	1.90	%(f)
Expenses, before waivers/reimbursements(d)	2.21	%(e)	2.08%	2.63%	19.62	%(f)
Net investment income (loss)(b)	1.02	%(e)	1.48%	.61%	(.38)%
Portfolio turnover rate	2%		4%	5%	10%

See footnote summary on page 217.

184	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.77		$ 12.84	$ 11.32	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.07		.26	.22	.05
Net realized and unrealized gain (loss) on investment transactions	(4.65)		(1.98)	1.52	1.27

Net increase (decrease) in net asset value from operations	(4.58)		(1.72)	1.74	1.32

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.27)	(.21)	– 0	–
Distributions from net realized gain on investment transactions	(.28)		(.08)	(.01)	– 0	–

Total dividends and distributions	(.42)		(.35)	(.22)	– 0	–

Net asset value, end of period	$ 5.77		$ 10.77	$ 12.84	$ 11.32

Total Return
Total investment return based on net asset value(c)	(43.09)%		(13.77)%	15.54%	13.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,076		$3,410	$942	$228
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72%	.78%	.90	%(f)
Expenses, before waivers/reimbursements(d)	1.18	%(e)	1.08%	1.63%	19.84	%(f)
Net investment income(b)	1.90	%(e)	2.21%	1.68%	.54%
Portfolio turnover rate	2%		4%	5%	10%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	185

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.64		$ 12.72	$ 11.26	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05		.19	.07	(.02)
Net realized and unrealized gain (loss) on investment transactions	(4.59)		(1.96)	1.59	1.28

Net increase (decrease) in net asset value from operations	(4.54)		(1.77)	1.66	1.26

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.23)	(.19)	– 0	–
Distributions from net realized gain on investment transactions	(.28)		(.08)	(.01)	– 0	–

Total dividends and distributions	(.39)		(.31)	(.20)	– 0	–

Net asset value, end of period	$ 5.71		$ 10.64	$ 12.72	$ 11.26

Total Return
Total investment return based on net asset value(c)	(43.25)%		(14.23)%	14.86%	12.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,090		$15,155	$4,446	$587
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%(e)	1.22%	1.27%	1.40	%(f)
Expenses, before waivers/reimbursements(d)	1.72	%(e)	1.67%	2.27%	17.88	%(f)
Net investment income (loss)(b)	1.41	%(e)	1.71%	.56%	(.25)%
Portfolio turnover rate	2%		4%	5%	10%

See footnote summary on page 217.

186	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.70		$ 12.78	$ 11.30	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.27	.09	.03
Net realized and unrealized gain (loss) on investment transactions	(4.62)		(2.02)	1.61	1.27

Net increase (decrease) in net asset value from operations	(4.56)		(1.75)	1.70	1.30

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.25)	(.21)	– 0	–
Distributions from net realized gain on investment transactions	(.28)		(.08)	(.01)	– 0	–

Total dividends and distributions	(.40)		(.33)	(.22)	– 0	–

Net asset value, end of period	$ 5.74		$ 10.70	$ 12.78	$ 11.30

Total Return
Total investment return based on net asset value(c)	(43.21)%		(14.03)%	15.16%	13.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,065		$59,621	$27,908	$1,511
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%(e)	.97%	1.02%	1.15	%(f)
Expenses, before waivers/reimbursements(d)	1.41	%(e)	1.37%	1.75%	18.95	%(f)
Net investment income(b)	1.71	%(e)	2.29%	.86%	.28%
Portfolio turnover rate	2%		4%	5%	10%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	187

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006

Net asset value, beginning of period	$ 10.75		$ 12.83	$ 11.32	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.07		.32	.11	.05
Net realized and unrealized gain (loss) on investment transactions	(4.63)		(2.05)	1.64	1.27

Net increase (decrease) in net asset value from operations	(4.56)		(1.73)	1.75	1.32

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.27)	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(.28)		(.08)	(.01)	– 0	–

Total dividends and distributions	(.43)		(.35)	(.24)	– 0	–

Net asset value, end of period	$ 5.76		$ 10.75	$ 12.83	$ 11.32

Total Return
Total investment return based on net asset value(c)	(43.07)%		(13.83)%	15.56%	13.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,624		$11,536	$8,530	$539
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72%	.74%	.90	%(f)
Expenses, before waivers/reimbursements(d)	1.06	%(e)	1.03%	1.43%	16.65	%(f)
Net investment income(b)	2.00	%(e)	2.62%	.81%	.54%
Portfolio turnover rate	2%		4%	5%	10%

See footnote summary on page 217.

188	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.86		$ 12.89	$ 11.38		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.25	.17		.02
Net realized and unrealized gain (loss) on investment transactions	(4.68)		(2.00)	1.57		1.36

Net increase (decrease) in net asset value from operations	(4.62)		(1.75)	1.74		1.38

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.23)	(.21)		– 0	–
Distributions from net realized gain on investment transactions	(.25)		(.05)	(.02)		– 0	–

Total dividends and distributions	(.37)		(.28)	(.23)		– 0	–

Net asset value, end of period	$ 5.87		$ 10.86	$ 12.89		$ 11.38

Total Return
Total investment return based on net asset value(c)	(43.08)%		(13.89)%	15.32%		13.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,092		$44,222	$19,340		$1,764
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)	1.02%	1.10	%(f)	1.21	%(f)
Expenses, before waivers/reimbursements(d)	1.60	%(e)	1.49%	2.94	%(f)	32.68	%(f)
Net investment income(b)	1.62	%(e)	2.12%	1.32%		.20%
Portfolio turnover rate	2%		6%	7%		20%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	189

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.75		$ 12.78	$ 11.31		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.04		.20	.11		(.05)
Net realized and unrealized gain (loss) on investment transactions	(4.65)		(2.03)	1.52		1.36

Net increase (decrease) in net asset value from operations	(4.61)		(1.83)	1.63		1.31

Less: Dividends and Distributions
Dividends from net investment income	(.06)		(.15)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	(.25)		(.05)	(.02)		– 0	–

Total dividends and distributions	(.31)		(.20)	(.16)		– 0	–

Net asset value, end of period	$ 5.83		$ 10.75	$ 12.78		$ 11.31

Total Return
Total investment return based on net asset value(c)	(43.30)%		(14.50)%	14.48%		13.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$663		$1,093	$925		$530
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.72%	1.82	%(f)	1.91	%(f)
Expenses, before waivers/reimbursements(d)	2.34	%(e)	2.21%	4.15	%(f)	35.10	%(f)
Net investment income (loss)(b)	1.03	%(e)	1.69%	.91%		(.50)%
Portfolio turnover rate	2%		6%	7%		20%

See footnote summary on page 217.

190	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.75		$ 12.78	$ 11.31		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.03		.15	.08		(.03)
Net realized and unrealized gain (loss) on investment transactions	(4.64)		(1.98)	1.55		1.34

Net increase (decrease) in net asset value from operations	(4.61)		(1.83)	1.63		1.31

Less: Dividends and Distributions
Dividends from net investment income	(.06)		(.15)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	(.25)		(.05)	(.02)		– 0	–

Total dividends and distributions	(.31)		(.20)	(.16)		– 0	–

Net asset value, end of period	$ 5.83		$ 10.75	$ 12.78		$ 11.31

Total Return
Total investment return based on net asset value(c)	(43.30)%		(14.50)%	14.48%		13.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,388		$1,561	$563		$155
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.72%	1.80	%(f)	1.91	%(f)
Expenses, before waivers/reimbursements(d)	2.37	%(e)	2.22%	3.94	%(f)	42.81	%(f)
Net investment income (loss)(b)	.93	%(e)	1.30%	.63%		(.32)%
Portfolio turnover rate	2%		6%	7%		20%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	191

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.93		$ 12.95	$ 11.42		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.07		.21	.31		.10
Net realized and unrealized gain (loss) on investment transactions	(4.71)		(1.93)	1.46		1.32

Net increase (decrease) in net asset value from operations	(4.64)		(1.72)	1.77		1.42

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.25)	(.22)		– 0	–
Distributions from net realized gain on investment transactions	(.25)		(.05)	(.02)		– 0	–

Total dividends and distributions	(.39)		(.30)	(.24)		– 0	–

Net asset value, end of period	$ 5.90		$ 10.93	$ 12.95		$ 11.42

Total Return
Total investment return based on net asset value(c)	(43.01)%		(13.61)%	15.56%		14.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,869		$3,254	$242		$74
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72%	.81	%(f)	.91	%(f)
Expenses, before waivers/reimbursements(d)	1.31	%(e)	1.20%	3.06	%(f)	55.18	%(f)
Net investment income(b)	1.88	%(e)	1.81%	2.37%		.97%
Portfolio turnover rate	2%		6%	7%		20%

See footnote summary on page 217.

192	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.79		$ 12.84	$ 11.37		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.05		.25	.00	(g)	.01
Net realized and unrealized gain (loss) on investment transactions	(4.66)		(2.02)	1.71		1.36

Net increase (decrease) in net asset value from operations	(4.61)		(1.77)	1.71		1.37

Less: Dividends and Distributions
Dividends from net investment income	(.09)		(.23)	(.22)		– 0	–
Distributions from net realized gain on investment transactions	(.25)		(.05)	(.02)		– 0	–

Total dividends and distributions	(.34)		(.28)	(.24)		– 0	–

Net asset value, end of period	$ 5.84		$ 10.79	$ 12.84		$ 11.37

Total Return
Total investment return based on net asset value(c)	(43.18)%		(14.09)%	15.08%		13.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,015		$14,496	$5,335		$177
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%(e)	1.22%	1.26	%(f)	1.41	%(f)
Expenses, before waivers/reimbursements(d)	1.79	%(e)	1.76%	3.07	%(f)	36.08	%(f)
Net investment income(b)	1.36	%(e)	2.06%	.01%		.06%
Portfolio turnover rate	2%		6%	7%		20%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	193

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.85		$ 12.88	$ 11.40		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.27	.09		.05
Net realized and unrealized gain (loss) on investment transactions	(4.68)		(2.01)	1.66		1.35

Net increase (decrease) in net asset value from operations	(4.62)		(1.74)	1.75		1.40

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.24)	(.25)		– 0	–
Distributions from net realized gain on investment transactions	(.25)		(.05)	(.02)		– 0	–

Total dividends and distributions	(.37)		(.29)	(.27)		– 0	–

Net asset value, end of period	$ 5.86		$ 10.85	$ 12.88		$ 11.40

Total Return
Total investment return based on net asset value(c)	(43.15)%		(13.83)%	15.40%		14.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,258		$36,392	$16,181		$501
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%(e)	.97%	1.03	%(f)	1.16	%(f)
Expenses, before waivers/reimbursements(d)	1.48	%(e)	1.47%	2.46	%(f)	33.28	%(f)
Net investment income(b)	1.60	%(e)	2.27%	.85%		.53%
Portfolio turnover rate	2%		6%	7%		20%

See footnote summary on page 217.

194	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.90		$ 12.92	$ 11.42		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.07		.31	.11		.05
Net realized and unrealized gain (loss) on investment transactions	(4.70)		(2.03)	1.67		1.37

Net increase (decrease) in net asset value from operations	(4.63)		(1.72)	1.78		1.42

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.25)	(.26)		– 0	–
Distributions from net realized gain on investment transactions	(.25)		(.05)	(.02)		– 0	–

Total dividends and distributions	(.39)		(.30)	(.28)		– 0	–

Net asset value, end of period	$ 5.88		$ 10.90	$ 12.92		$ 11.42

Total Return
Total investment return based on net asset value(c)	(43.01)%		(13.60)%	15.67%		14.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,750		$9,682	$6,087		$272
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72%	.76	%(f)	.91	%(f)
Expenses, before waivers/reimbursements(d)	1.12	%(e)	1.14%	1.92	%(f)	29.45	%(f)
Net investment income(b)	1.96	%(e)	2.59%	.86%		.48%
Portfolio turnover rate	2%		6%	7%		20%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	195

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.76		$ 12.90	$ 11.42		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.26	.19		.04
Net realized and unrealized gain (loss) on investment transactions	(4.66)		(2.03)	1.49		1.38

Net increase (decrease) in net asset value from operations	(4.60)		(1.77)	1.68		1.42

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.23)	(.19)		– 0	–
Distributions from net realized gain on investment transactions	(.25)		(.14)	(.01)		– 0	–

Total dividends and distributions	(.36)		(.37)	(.20)		– 0	–

Net asset value, end of period	$ 5.80		$ 10.76	$ 12.90		$ 11.42

Total Return
Total investment return based on net asset value(c)	(43.26)%		(14.12)%	14.85%		14.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,177		$31,511	$18,710		$1,057
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)	1.02%	1.11	%(f)	1.23	%(f)
Expenses, before waivers/reimbursements(d)	1.88	%(e)	1.82%	2.91	%(f)	44.80	%(f)
Net investment income(b)	1.63	%(e)	2.23%	1.49%		.44%
Portfolio turnover rate	3%		5%	13%		13%

See footnote summary on page 217.

196	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.64		$ 12.76	$ 11.34		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.03		.21	.10		(.03)
Net realized and unrealized gain (loss) on investment transactions	(4.61)		(2.03)	1.47		1.37

Net increase (decrease) in net asset value from operations	(4.58)		(1.82)	1.57		1.34

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.16)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	(.25)		(.14)	(.01)		– 0	–

Total dividends and distributions	(.32)		(.30)	(.15)		– 0	–

Net asset value, end of period	$ 5.74		$ 10.64	$ 12.76		$ 11.34

Total Return
Total investment return based on net asset value(c)	(43.52)%		(14.60)%	13.96%		13.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$213		$314	$319		$140
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.72%	1.81	%(f)	1.93	%(f)
Expenses, before waivers/reimbursements(d)	2.69	%(e)	2.54%	3.97	%(f)	54.54	%(f)
Net investment income (loss)(b)	.90	%(e)	1.73%	.77%		(.28)%
Portfolio turnover rate	3%		5%	13%		13%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	197

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.63		$ 12.76	$ 11.34		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.03		.16	.11		(.07)
Net realized and unrealized gain (loss) on investment transactions	(4.61)		(1.99)	1.46		1.41

Net increase (decrease) in net asset value from operations	(4.58)		(1.83)	1.57		1.34

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.16)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	(.25)		(.14)	(.01)		– 0	–

Total dividends and distributions	(.32)		(.30)	(.15)		– 0	–

Net asset value, end of period	$ 5.73		$ 10.63	$ 12.76		$ 11.34

Total Return
Total investment return based on net asset value(c)	(43.57)%		(14.68)%	13.96%		13.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$860		$993	$344		$129
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.72%	1.81	%(f)	1.93	%(f)
Expenses, before waivers/reimbursements(d)	2.63	%(e)	2.55%	4.04	%(f)	66.89	%(f)
Net investment income (loss)(b)	.85	%(e)	1.35%	.91%		(.73)%
Portfolio turnover rate	3%		5%	13%		13%

See footnote summary on page 217.

198	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.83		$ 12.95	$ 11.45		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.07		.25	.24		.09
Net realized and unrealized gain (loss) on investment transactions	(4.69)		(1.98)	1.47		1.36

Net increase (decrease) in net asset value from operations	(4.62)		(1.73)	1.71		1.45

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.25)	(.20)		– 0	–
Distributions from net realized gain on investment transactions	(.25)		(.14)	(.01)		– 0	–

Total dividends and distributions	(.39)		(.39)	(.21)		– 0	–

Net asset value, end of period	$ 5.82		$ 10.83	$ 12.95		$ 11.45

Total Return
Total investment return based on net asset value(c)	(43.26)%		(13.74)%	15.08%		14.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,195		$2,046	$596		$245
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72%	.80	%(f)	.93	%(f)
Expenses, before waivers/reimbursements(d)	1.59	%(e)	1.52%	3.13	%(f)	52.18	%(f)
Net investment income(b)	1.86	%(e)	2.19%	1.85%		.85%
Portfolio turnover rate	3%		5%	13%		13%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	199

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.70		$ 12.84	$ 11.40		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.05		.20	.05		.02
Net realized and unrealized gain (loss) on investment transactions	(4.63)		(1.98)	1.59		1.38

Net increase (decrease) in net asset value from operations	(4.58)		(1.78)	1.64		1.40

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.22)	(.19)		– 0	–
Distributions from net realized gain on investment transactions	(.25)		(.14)	(.01)		– 0	–

Total dividends and distributions	(.36)		(.36)	(.20)		– 0	–

Net asset value, end of period	$ 5.76		$ 10.70	$ 12.84		$ 11.40

Total Return
Total investment return based on net asset value(c)	(43.35)%		(14.22)%	14.50%		14.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,268		$7,636	$2,620		$210
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%(e)	1.22%	1.27	%(f)	1.43	%(f)
Expenses, before waivers/reimbursements(d)	2.06	%(e)	2.01%	3.18	%(f)	45.90	%(f)
Net investment income(b)	1.36	%(e)	1.72%	.40%		.17%
Portfolio turnover rate	3%		5%	13%		13%

See footnote summary on page 217.

200	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.74		$ 12.88	$ 11.43		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.06		.27	.11		.04
Net realized and unrealized gain (loss) on investment transactions	(4.65)		(2.03)	1.56		1.39

Net increase (decrease) in net asset value from operations	(4.59)		(1.76)	1.67		1.43

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.24)	(.21)		– 0	–
Distributions from net realized gain on investment transactions	(.25)		(.14)	(.01)		– 0	–

Total dividends and distributions	(.37)		(.38)	(.22)		– 0	–

Net asset value, end of period	$ 5.78		$ 10.74	$ 12.88		$ 11.43

Total Return
Total investment return based on net asset value(c)	(43.27)%		(14.03)%	14.76%		14.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,134		$19,539	$9,458		$484
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%(e)	.97%	1.04	%(f)	1.18	%(f)
Expenses, before waivers/reimbursements(d)	1.75	%(e)	1.72%	2.62	%(f)	44.54	%(f)
Net investment income(b)	1.64	%(e)	2.29%	1.04%		.43%
Portfolio turnover rate	3%		5%	13%		13%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	201

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2045 Retirement Strategy
	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007		2006

Net asset value, beginning of period	$ 10.78		$ 12.92	$ 11.45		$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.07		.30	.12		.04
Net realized and unrealized gain (loss) on investment transactions	(4.66)		(2.04)	1.59		1.41

Net increase (decrease) in net asset value from operations	(4.59)		(1.74)	1.71		1.45

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.26)	(.23)		– 0	–
Distributions from net realized gain on investment transactions	(.25)		(.14)	(.01)		– 0	–

Total dividends and distributions	(.40)		(.40)	(.24)		– 0	–

Net asset value, end of period	$ 5.79		$ 10.78	$ 12.92		$ 11.45

Total Return
Total investment return based on net asset value(c)	(43.18)%		(13.85)%	15.08%		14.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,904		$4,439	$2,213		$97
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72%	.75	%(f)	.93	%(f)
Expenses, before waivers/reimbursements(d)	1.40	%(e)	1.37%	2.13	%(f)	52.64	%(f)
Net investment income(b)	1.91	%(e)	2.48%	.78%		.39%
Portfolio turnover rate	3%		5%	13%		13%

See footnote summary on page 217.

202	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008		June 29, 2007(h) to August 31, 2007

Net asset value, beginning of period	$ 8.59		$ 9.86		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.04		.15	(i)	(.02)
Net realized and unrealized loss on investment transactions	(3.61)		(1.27)		(.12)

Net decrease in net asset value from operations	(3.57)		(1.12)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.03)		(.14)		– 0	–
Distributions from net realized gain on investment transactions	(.11)		(.01)		– 0	–

Total dividends and distributions	(.14)		(.15)		– 0	–

Net asset value, end of period	$ 4.88		$ 8.59		$ 9.86

Total Return
Total investment return based on net asset value(c)	(41.78)%		(11.53)%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,451		$795		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)	1.02%		1.09	%(e)(f)
Expenses, before waivers/reimbursements(d)	10.22	%(e)	54.01%		649.75	%(e)(f)
Net investment income (loss)(b)	1.51	%(e)	1.66	%(i)	(1.02	)%(e)
Portfolio turnover rate	61%		893%		8%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	203

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008		June 29, 2007(h) to August 31, 2007

Net asset value, beginning of period	$ 8.56		$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.03		.11	(i)	(.03)
Net realized and unrealized loss on investment transactions	(3.62)		(1.29)		(.12)

Net decrease in net asset value from operations	(3.59)		(1.18)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.01)		(.10)		– 0	–
Distributions from net realized gain on investment transactions	(.11)		(.01)		– 0	–

Total dividends and distributions	(.12)		(.11)		– 0	–

Net asset value, end of period	$ 4.85		$ 8.56		$ 9.85

Total Return
Total investment return based on net asset value(c)	(42.10)%		(12.11)%		(1.50	) %
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20		$32		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.72%		1.79	%(e)(f)
Expenses, before waivers/reimbursements(d)	11.25	%(e)	71.00%		649.78	%(e)(f)
Net investment income (loss)(b)	.99	%(e)	1.27	%(i)	(1.72	)%(e)
Portfolio turnover rate	61%		893%		8%

See footnote summary on page 217.

204	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008		June 29, 2007(h) to August 31, 2007

Net asset value, beginning of period	$ 8.56		$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.02		.08	(i)	(.03)
Net realized and unrealized loss on investment transactions	(3.60)		(1.26)		(.12)

Net decrease in net asset value from operations	(3.58)		(1.18)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.01)		(.10)		– 0	–
Distributions from net realized gain on investment transactions	(.11)		(.01)		– 0	–

Total dividends and distributions	(.12)		(.11)		– 0	–

Net asset value, end of period	$ 4.86		$ 8.56		$ 9.85

Total Return
Total investment return based on net asset value(c)	(41.98)%		(12.11)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57		$52		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.72%		1.79	%(e)(f)
Expenses, before waivers/reimbursements(d)	11.02	%(e)	61.58%		649.72	%(e)(f)
Net investment income (loss)(b)	.82	%(e)	.94	%(i)	(1.72	)%(e)
Portfolio turnover rate	61%		893%		8%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	205

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008	June 29, 2007(h) to August 31, 2007

Net asset value, beginning of period	$ 8.62		$ 9.87	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05		.14	(.01)
Net realized and unrealized loss on investment transactions	(3.63)		(1.23)	(.12)

Net decrease in net asset value from operations	(3.58)		(1.09)	(.13)

Less: Dividends and Distributions
Dividends from net investment income	(.04)		(.15)	– 0	–
Distributions from net realized gain on investment transactions	(.11)		(.01)	– 0	–

Total dividends and distributions	(.15)		(.16)	– 0	–

Net asset value, end of period	$ 4.89		$ 8.62	$ 9.87

Total Return
Total investment return based on net asset value(c)	(41.83)%		(11.25)%	(1.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$476		$305	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72%	.79	%(e)(f)
Expenses, before waivers/reimbursements(d)	9.87	%(e)	41.52%	648.81	%(e)(f)
Net investment income (loss)(b)	1.64	%(e)	1.64%	(.72	)%(e)
Portfolio turnover rate	61%		893%	8%
See footnote summary on page 217.

206	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008		June 29, 2007(h) to August 31, 2007

Net asset value, beginning of period	$ 8.60		$ 9.86		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.03		(.03	)(i)	(.02)
Net realized and unrealized loss on investment transactions	(3.61)		(1.10)		(.12)

Net decrease in net asset value from operations	(3.58)		(1.13)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.02)		(.12)		– 0	–
Distributions from net realized gain on investment transactions	(.11)		(.01)		– 0	–

Total dividends and distributions	(.13)		(.13)		– 0	–

Net asset value, end of period	$ 4.89		$ 8.60		$ 9.86

Total Return
Total investment return based on net asset value(c)	(41.87)%		(11.67)%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$663		$258		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%(e)	1.22%		1.29	%(e)(f)
Expenses, before waivers/reimbursements(d)	9.22	%(e)	23.00%		596.22	%(e)(f)
Net investment income (loss)(b)	.89	%(e)	(.12	)%(i)	(1.22	)%(e)
Portfolio turnover rate	61%		893%		8%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	207

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008		June 29, 2007(h) to August 31,
					2007

Net asset value, beginning of period	$ 8.61		$ 9.86		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.02		.08	(i)	(.02)
Net realized and unrealized loss on investment transactions	(3.60)		(1.18)		(.12)

Net decrease in net asset value from operations	(3.58)		(1.10)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.03)		(.14)		– 0	–
Distributions from net realized gain on investment transactions	(.11)		(.01)		– 0	–

Total dividends and distributions	(.14)		(.15)		– 0	–

Net asset value, end of period	$ 4.89		$ 8.61		$ 9.86

Total Return
Total investment return based on net asset value(c)	(41.82)%		(11.32)%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,078		$758		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%(e)	.97%		1.04	%(e)(f)
Expenses, before waivers/reimbursements(d)	8.92	%(e)	30.40%		595.99	%(e)(f)
Net investment income (loss)(b)	.76	%(e)	.95	%(i)	(.97	)%(e)
Portfolio turnover rate	61%		893%		8%

See footnote summary on page 217.

208	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008	June 29, 2007(h) to August 31, 2007

Net asset value, beginning of period	$ 8.61		$ 9.87	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05		.14	(.01)
Net realized and unrealized loss on investment transactions	(3.63)		(1.24)	(.12)

Net decrease in net asset value from operations	(3.58)		(1.10)	(.13)

Less: Dividends and Distributions
Dividends from net investment income	(.03)		(.15)	– 0	–
Distributions from net realized gain on investment transactions	(.11)		(.01)	– 0	–

Total dividends and distributions	(.14)		(.16)	– 0	–

Net asset value, end of period	$ 4.89		$ 8.61	$ 9.87

Total Return
Total investment return based on net asset value(c)	(41.78)%		(11.35)%	(1.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$314		$216	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72%	.79	%(e)(f)
Expenses, before waivers/reimbursements(d)	8.93	%(e)	41.80%	595.86	%(e)(f)
Net investment income (loss)(b)	1.64	%(e)	1.51%	(.72	)%(e)
Portfolio turnover rate	61%		893%	8%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	209

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008		June 29, 2007(h) to August 31, 2007

Net asset value, beginning of period	$ 8.38		$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.03		.13	(i)	(.02)
Net realized and unrealized loss on investment transactions	(3.62)		(1.20)		(.13)

Net decrease in net asset value from operations	(3.59)		(1.07)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.27)		– 0	–
Distributions from net realized gain on investment transactions	(.04)		(.13)		– 0	–

Total dividends and distributions	(.04)		(.40)		– 0	–

Net asset value, end of period	$ 4.75		$ 8.38		$ 9.85

Total Return
Total investment return based on net asset value(c)	(42.92)%		(11.40)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$373		$343		$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)	1.04	%(f)	1.03	%(e)(f)
Expenses, before waivers/reimbursements(d)	27.57	%(e)	98.75	%(f)	643.42	%(e)(f)
Net investment income (loss)(b)	.94	%(e)	1.45	%(i)	(1.02	)%(e)
Portfolio turnover rate	86%		42%		8%

See footnote summary on page 217.

210	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008		June29, 2007(h) to August 31, 2007

Net asset value, beginning of period	$ 8.34		$ 9.84		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.03		.15	(i)	(.03)
Net realized and unrealized loss on investment transactions	(3.62)		(1.28)		(.13)

Net decrease in net asset value from operations	(3.59)		(1.13)		(.16)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.24)		– 0	–
Distributions from net realized gain on investment transactions	(.04)		(.13)		– 0	–

Total dividends and distributions	(.04)		(.37)		– 0	–

Net asset value, end of period	$ 4.71		$ 8.34		$ 9.84

Total Return
Total investment return based on net asset value(c)	(43.13)%		(11.93)%		(1.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11		$13		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.74	%(f)	1.73	%(e)(f)
Expenses, before waivers/reimbursements(d)	30.06	%(e)	189.38	%(f)	638.66	%(e)(f)
Net investment income (loss)(b)	.88	%(e)	1.61	%(i)	(1.72	) %(e)
Portfolio turnover rate	86%		42%		8%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	211

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008		June 29, 2007(h) to August 31, 2007

Net asset value, beginning of period	$ 8.34		$ 9.84		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.03		.16	(i)	(.03)
Net realized and unrealized loss on investment transactions	(3.62)		(1.29)		(.13)

Net decrease in net asset value from operations	(3.59)		(1.13)		(.16)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.24)		– 0	–
Distributions from net realized gain on investment transactions	(.04)		(.13)		– 0	–

Total dividends and distributions	(.04)		(.37)		– 0	–

Net asset value, end of period	$ 4.71		$ 8.34		$ 9.84

Total Return
Total investment return based on net asset value(c)	(43.13)%		(11.93)%		(1.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26		$37		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.74	%(f)	1.73	%(e)(f)
Expenses, before waivers/reimbursements(d)	29.85	%(e)	190.03	%(f)	638.66	%(e)(f)
Net investment income (loss)(b)	.94	%(e)	1.74	%(i)	(1.72	)%(e)
Portfolio turnover rate	86%		42%		8%

See footnote summary on page 217.

212	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008		June 29, 2007(h) to August 31, 2007

Net asset value, beginning of period	$ 8.41		$ 9.86		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05		.18		(.01)
Net realized and unrealized loss on investment transactions	(3.65)		(1.22)		(.13)

Net decrease in net asset value from operations	(3.60)		(1.04)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.28)		– 0	–
Distributions from net realized gain on investment transactions	(.04)		(.13)		– 0	–

Total dividends and distributions	(.04)		(.41)		– 0	–

Net asset value, end of period	$ 4.77		$ 8.41		$ 9.86

Total Return
Total investment return based on net asset value(c)	(42.89)%		(11.09)%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114		$50		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.74	%(f)	.73	%(e)(f)
Expenses, before waivers/reimbursements(d)	29.65	%(e)	127.65	%(f)	637.93	%(e)(f)
Net investment income (loss)(b)	1.64	%(e)	2.04%		(.72	)%(e)
Portfolio turnover rate	86%		42%		8%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	213

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008		June 29, 2007(h) to August 31, 2007

Net asset value, beginning of period	$ 8.38		$9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.05		.04	(i)	(.02)
Net realized and unrealized loss on investment transactions	(3.64)		(1.13)		(.13)

Net decrease in net asset value from operations	(3.59)		(1.09)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.05)		(.25)		– 0	–
Distributions from net realized gain on investment transactions	(.04)		(.13)		– 0	–

Total dividends and distributions	(.09)		(.38)		– 0	–

Net asset value, end of period	$ 4.70		$ 8.38		$ 9.85

Total Return
Total investment return based on net asset value(c)	(43.04)%		(11.55)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$100		$242		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%(e)	1.22%		1.23	%(e)(f)
Expenses, before waivers/reimbursements(d)	25.51	%(e)	89.30%		586.71	%(e)(f)
Net investment income (loss)(b)	1.52	%(e)	.51	%(i)	(1.22	)%(e)
Portfolio turnover rate	86%		42%		8%

See footnote summary on page 217.

214	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,		June 29, 2007(h) to August 31,
			2008		2007

Net asset value, beginning of period	$ 8.41		$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.04		.19	(i)	(.02)
Net realized and unrealized loss on investment transactions	(3.63)		(1.25)		(.13)

Net decrease in net asset value from operations	(3.59)		(1.06)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.05)		(.25)		– 0	–
Distributions from net realized gain on investment transactions	(.04)		(.13)		– 0	–

Total dividends and distributions	(.09)		(.38)		– 0	–

Net asset value, end of period	$ 4.73		$ 8.41		$ 9.85

Total Return
Total investment return based on net asset value(c)	(42.81	) %	(11.26	) %	(1.50	) %
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$496		$302		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%(e)	.97%		.98	%(e)(f)
Expenses, before waivers/reimbursements(d)	26.29	%(e)	87.41%		586.41	%(e)(f)
Net investment income (loss)(b)	1.41	%(e)	2.17	%(i)	(.97	)%(e)
Portfolio turnover rate	86%		42%		8%

See footnote summary on page 217.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	215

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008		June 29, 2007(h) to August 31, 2007

Net asset value, beginning of period	$ 8.41		$ 9.86		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.04		.17		(.01)
Net realized and unrealized loss on investment transactions	(3.63)		(1.21)		(.13)

Net decrease in net asset value from operations	(3.59)		(1.04)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.06)		(.28)		– 0	–
Distributions from net realized gain on investment transactions	(.04)		(.13)		– 0	–

Total dividends and distributions	(.10)		(.41)		– 0	–

Net asset value, end of period	$ 4.72		$ 8.41		$ 9.86

Total Return
Total investment return based on net asset value(c)	(42.87	) %	(11.09	) %	(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67		$48		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72%		.73	%(e)(f)
Expenses, before waivers/reimbursements(d)	26.12	%(e)	129.39%		586.25	%(e)(f)
Net investment income (loss)(b)	1.55	%(e)	2.01%		(.72	)%(e)
Portfolio turnover rate	86%		42%		8%

See footnote summary on page 217.

216	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on strategy distributions or redemption of strategy shares. Total investment return calculated for a period less than one year is not annualized.

(d)	Expense ratios do not include expenses of the Underlying Portfolios in which the Strategy invests. For the six months ended February 28, 2009 and the years ended August 31, 2008, August 31, 2007 and August 31, 2006, the estimated annualized blended expense ratios were .04%, .04%, .04% and .07%, respectively, for each of the Strategies.

(e)	Annualized.

(f)	Ratios reflect expenses grossed up, where applicable for expense offset arrangement with the Transfer Agent.

For the periods shown below, the net expense ratios were as follows:

Year Ended August 31, 2008
2055 Retirement Strategy
Class A	1.02%
Class B	1.72%
Class C	1.72%
Advisor Class	.72%
Class R
Class K
Class I

	Year Ended August 31, 2007
	2000 Retirement Strategy	2040 Retirement Strategy	2045 Retirement Strategy	2050 Retirement Strategy	2055 Retirement Strategy
Class A	.90%	1.08%	1.09%	1.02%	1.02%
Class B	1.57%	1.80%	1.79%	1.72%	1.72%
Class C	1.59%	1.78%	1.79%	1.72%	1.72%
Advisor Class	.63%	.79%	.79%	.72%	.72%
Class R	1.05%	1.24%	1.25%	1.22%	1.22%
Class K	.82%	1.02%	1.02%	.97%	.97%
Class I	.54%	.74%	.73%	.72%	.72%

	Year Ended August 31, 2006
	2000 Retirement Strategy	2030 Retirement Strategy	2035 Retirement Strategy	2040 Retirement Strategy	2045 Retirement Strategy
Class A	1.03%	1.18%	1.18%	1.18%	1.18%
Class B	1.73%	1.88%	1.88%	1.88%	1.88%
Class C	1.73%	1.88%	1.88%	1.88%	1.88%
Advisor Class	.73%	.88%	.88%	.88%	.88%
Class R	1.23%	1.38%	1.38%	1.38%	1.38%
Class K	.98%	1.13%	1.13%	1.13%	1.13%
Class I	.73%	.88%	.88%	.88%	.88%

(g)	Amount is less than $.005.

(h)	Commencement of operations.

(i)	Net of fees and expenses waived by the Distributor.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	217

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr. (1)

Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Seth J. Masters(2), Senior Vice President

Thomas J. Fontaine(2), Vice President

Dokyoung Lee(2), Vice President

Christopher H. Nikolich(2), Vice President

Patrick J. Rudden(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

KPMG LLP
345 Park Avenue
New York, NY 10154

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The management of, and investment decisions for, each of the Strategies are made by the Multi-Asset Solutions Team. Messrs. Masters, Fontaine, Lee, Nikolich and Rudden are the members of the Multi-Asset Solutions Team primarily responsible for the day-to-day management of the Strategies.

218	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Board of Directors

Pages 219-320 represent the holdings of the Underlying Portfolios in which the Strategies may invest, including specific breakdowns within Underlying Portfolios. This holdings information has been derived from each fund’s February 29, 2008 financial statements. A copy of the underlying Portfolios’ unaudited semi-annual report is available upon request.

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

U.S. VALUE PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	219

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

U.S. LARGE CAP GROWTH PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

220	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

GLOBAL REAL ESTATE INVESTMENT PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	221

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represent 2.1% or less in the following countries: Belgium, Brazil, China, Finland, Hong Kong, Norway, Russia and South Africa.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

222	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represent 1.9% or less in the following countries: Canada, Hong Kong, Ireland, South Africa, Sweden and Taiwan.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	223

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

SMALL-MID CAP VALUE PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

224	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

SMALL-MID CAP GROWTH PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	225

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

SHORT DURATION BOND PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time.

226	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

INTERMEDIATE DURATION BOND PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	227

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

INFLATION-PROTECTED SECURITIES PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time.

228	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

HIGH-YIELD PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	229

Portfolio Summary

U.S. VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.0%
Energy – 18.9%
Oil, Gas & Consumable Fuels – 18.9%
Apache Corp.	368,800	$21,792,392
BP PLC (Sponsored) (ADR)	193,400	7,418,824
Chevron Corp.	941,000	57,128,110
ConocoPhillips	672,400	25,114,140
Devon Energy Corp.	425,600	18,585,952
EOG Resources, Inc.	147,800	7,395,912
Exxon Mobil Corp.	1,578,500	107,180,150
Occidental Petroleum Corp.	221,900	11,509,953
Royal Dutch Shell PLC (ADR)	330,500	14,532,085
Sunoco, Inc.	141,500	4,733,175

		275,390,693

Financials – 14.7%
Capital Markets – 4.1%
Deutsche Bank AG	313,100	8,002,836
The Goldman Sachs Group, Inc.	334,300	30,448,044
Morgan Stanley	1,071,300	20,933,202

		59,384,082

Commercial Banks – 0.5%
Fifth Third Bancorp	430,500	908,355
SunTrust Banks, Inc.	153,500	1,846,605
U.S. Bancorp	299,300	4,282,983

		7,037,943

Consumer Finance – 0.1%
Capital One Financial Corp.	148,900	1,794,245

Diversified Financial Services – 2.4%
Bank of America Corp.	1,314,800	5,193,460
JP Morgan Chase & Co.	1,303,100	29,775,835

		34,969,295

Insurance – 7.6%
ACE Ltd.	354,700	12,950,097
Allstate Corp.	878,100	14,778,423
American International Group, Inc.	1,159,800	487,116
Everest Re Group Ltd.	65,500	4,266,015
Fidelity National Financial, Inc. – Class A	522,500	8,657,825
Genworth Financial, Inc. – Class A	945,500	1,144,055
Hartford Financial Services Group, Inc.	667,700	4,072,970
Lincoln National Corp.	566,300	4,864,517
MetLife, Inc.	1,046,800	19,323,928
Old Republic International Corp.	334,800	3,039,984
PartnerRe Ltd.	66,100	4,091,590
RenaissanceRe Holdings Ltd.	95,300	4,291,359
Torchmark Corp.	101,400	2,088,840

230	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

The Travelers Co., Inc.	509,000	$18,400,350
Unum Group	715,800	7,286,844
XL Capital Ltd. – Class A	489,900	1,621,569

		111,365,482

		214,551,047

Health Care – 14.3%
Biotechnology – 1.4%
Amgen, Inc.(a)	437,800	21,421,554

Health Care Equipment & Supplies – 0.2%
Covidien Ltd.	95,000	3,008,650

Health Care Providers & Services – 0.6%
Cardinal Health, Inc.	263,700	8,557,065

Pharmaceuticals – 12.1%
Eli Lilly & Co.	303,800	8,925,644
GlaxoSmithKline PLC (Sponsored) (ADR)	301,400	9,081,182
Johnson & Johnson	660,300	33,015,000
Merck & Co., Inc.	1,474,800	35,690,160
Pfizer, Inc.	3,541,100	43,590,941
Sanofi-Aventis SA (ADR)	420,500	10,773,210
Schering-Plough Corp.	673,600	11,713,904
Wyeth	563,300	22,993,906

		175,783,947

		208,771,216

Consumer Staples – 12.6%
Beverages – 2.0%
The Coca-Cola Co.	51,900	2,120,115
Coca-Cola Enterprises, Inc.	1,018,600	11,693,528
Constellation Brands, Inc. – Class A(a)	594,100	7,753,005
Pepsi Bottling Group, Inc.	393,800	7,285,300

		28,851,948

Food & Staples Retailing – 2.1%
The Kroger Co.	398,300	8,232,861
Safeway, Inc.	659,800	12,206,300
Supervalu, Inc.	320,666	5,005,596
Wal-Mart Stores, Inc.	100,000	4,924,000

		30,368,757

Food Products – 4.3%
Archer-Daniels-Midland Co.	918,100	24,476,546
Bunge Ltd.	260,000	12,188,800
ConAgra Foods, Inc.	419,900	6,332,092
Del Monte Foods Co.	590,000	4,218,500
The JM Smucker Co.	18,541	688,242
Kraft Foods, Inc. – Class A	173,300	3,947,774

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	231

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Sara Lee Corp.	953,700	$7,353,027
Tyson Foods, Inc. – Class A	453,900	3,826,377

		63,031,358

Household Products – 2.3%
Procter & Gamble Co.	707,554	34,082,876

Tobacco – 1.9%
Altria Group, Inc.	560,300	8,651,032
Philip Morris International, Inc.	219,800	7,356,706
Reynolds American, Inc.	325,600	10,933,648

		26,941,386

		183,276,325

Consumer Discretionary – 11.0%
Auto Components – 0.6%
Autoliv, Inc.	314,300	4,676,784
Magna International, Inc. – Class A	179,600	4,608,536

		9,285,320

Automobiles – 0.6%
Toyota Motor Corp. (Sponsored) (ADR)	134,100	8,467,074

Household Durables – 0.0%
KB Home	12,300	109,470

Media – 4.5%
CBS Corp. – Class B	1,860,500	7,944,335
Gannett Co., Inc.	1,019,700	3,303,828
News Corp. – Class A	1,770,330	9,843,035
Time Warner, Inc.	3,000,200	22,891,526
Viacom, Inc. – Class B(a)	461,800	7,107,102
The Walt Disney Co.	830,600	13,929,162

		65,018,988

Multiline Retail – 1.4%
Family Dollar Stores, Inc.	383,000	10,509,520
JC Penney Co., Inc.	312,300	4,787,559
Macy’s, Inc.	746,070	5,871,571

		21,168,650

Specialty Retail – 3.7%
AutoNation, Inc.(a)	175,700	1,753,486
Foot Locker, Inc.	540,900	4,494,879
The Gap, Inc.	655,500	7,072,845
Home Depot, Inc.	963,100	20,119,159
Limited Brands, Inc.	753,035	5,790,839
Lowe’s Cos, Inc.	334,449	5,297,672
TJX Cos, Inc.	390,200	8,689,754

		53,218,634

232	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.2%
Jones Apparel Group, Inc.	864,600	$2,325,774

		159,593,910

Telecommunication Services – 7.9%
Diversified Telecommunication Services – 6.3%
AT&T, Inc.	2,769,300	65,826,261
Telefonica SA (ADR)	68,900	3,828,084
Verizon Communications, Inc.	780,700	22,273,371

		91,927,716

Wireless Telecommunication Services – 1.6%
Sprint Nextel Corp.(a)	4,842,700	15,932,483
Vodafone Group PLC (Sponsored) (ADR)	432,800	7,682,200

		23,614,683

		115,542,399

Information Technology – 6.9%
Communications Equipment – 3.4%
Corning, Inc.	665,100	7,016,805
Motorola, Inc.	3,694,551	13,004,819
Nokia OYJ (Sponsored) – Class A (ADR)	2,260,900	21,162,024
Telefonaktiebolaget LM Ericsson (Sponsored) – Class B (ADR)	1,010,000	8,241,600

		49,425,248

Computers & Peripherals – 1.0%
International Business Machines Corp.	66,800	6,147,604
Lexmark International, Inc. – Class A(a)	285,800	4,898,612
Western Digital Corp.(a)	261,500	3,572,090

		14,618,306

Electronic Equipment, Instruments & Components – 1.3%
AU Optronics Corp. (Sponsored) (ADR)	1,448,000	10,411,120
Ingram Micro, Inc. – Class A(a)	237,677	2,588,303
Sanmina-SCI Corp.(a)	310,800	77,700
Tyco Electronics Ltd.	568,000	5,384,640
Vishay Intertechnology, Inc.(a)	83,800	213,690

		18,675,453

Semiconductors & Semiconductor Equipment – 0.3%
Nvidia Corp.(a)	531,100	4,397,508

Software – 0.9%
Symantec Corp.(a)	913,500	12,633,705

		99,750,220

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	233

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Industrials – 4.4%
Airlines – 0.4%
UAL Corp.(a)	1,125,200	$5,524,732

Commercial Services & Supplies – 0.7%
Republic Services, Inc. – Class A	483,480	9,621,252

Electrical Equipment – 0.2%
Cooper Industries Ltd. – Class A	167,600	3,534,684

Industrial Conglomerates – 2.9%
3M Co.	98,900	4,495,994
General Electric Co.	3,198,700	27,220,937
Tyco International Ltd.	553,700	11,101,685

		42,818,616

Machinery – 0.2%
Caterpillar, Inc.	21,000	516,810
Cummins, Inc.	81,000	1,684,800

		2,201,610

		63,700,894

Materials – 2.0%
Chemicals – 0.3%
Eastman Chemical Co.	235,500	4,837,170

Containers & Packaging – 1.7%
Ball Corp.	309,300	12,461,697
Owens-Illinois, Inc.(a)	473,400	7,299,828
Sonoco Products Co.	210,400	4,054,408

		23,815,933

		28,653,103

Utilities – 1.3%
Independent Power Producers & Energy Traders – 0.3%
Reliant Energy, Inc.(a)	982,400	3,399,104

Multi-Utilities – 1.0%
CMS Energy Corp.	277,400	3,068,044
Dominion Resources, Inc.	233,200	7,037,976
NiSource, Inc.	164,300	1,437,625
Wisconsin Energy Corp.	85,125	3,389,678

		14,933,323

		18,332,427

Total Common Stocks (cost $2,331,649,069)		1,367,562,234

234	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.5%
Investment Companies – 5.5%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(b) (cost $79,978,093)	79,978,093	$79,978,093

Total Investments – 99.5% (cost $2,411,627,162)		1,447,540,327
Other assets less liabilities – 0.5%		7,263,597

Net Assets – 100.0%		$1,454,803,924

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	235

U.S. Value Portfolio—Portfolio of Investments

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Health Care – 26.5%
Biotechnology – 13.8%
Celgene Corp.(a)	977,600	$43,728,048
Genentech, Inc.(a)	993,700	85,011,035
Gilead Sciences, Inc.(a)	1,906,250	85,400,000

		214,139,083

Health Care Equipment & Supplies – 4.3%
Alcon, Inc.	195,550	16,105,498
Baxter International, Inc.	567,600	28,896,516
Becton Dickinson & Co.	332,725	20,592,350

		65,594,364

Health Care Providers & Services – 2.1%
Medco Health Solutions, Inc.(a)	812,100	32,955,018

Pharmaceuticals – 6.3%
Abbott Laboratories	685,100	32,432,634
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	1,453,000	64,774,740

		97,207,374

		409,895,839

Information Technology – 26.0%
Communications Equipment – 6.9%
Cisco Systems, Inc.(a)	3,575,600	52,096,492
QUALCOMM, Inc.	1,637,300	54,734,939

		106,831,431

Computers & Peripherals – 10.1%
Apple, Inc.(a)	730,960	65,282,038
Hewlett-Packard Co.	3,114,050	90,400,871

		155,682,909

Internet Software & Services – 6.5%
Google, Inc. – Class A(a)	298,615	100,928,884

Semiconductors & Semiconductor Equipment – 0.7%
Intel Corp.	903,300	11,508,042

Software – 1.8%
Activision Blizzard, Inc.(a)	696,400	6,984,892
Microsoft Corp.	1,268,500	20,486,275

		27,471,167

		402,422,433

236	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Staples – 15.8%
Beverages – 4.8%
The Coca-Cola Co.	471,800	$19,273,030
Molson Coors Brewing Co. – Class B	360,000	12,682,800
PepsiCo, Inc.	894,400	43,056,416

		75,012,246

Food & Staples Retailing – 4.9%
Costco Wholesale Corp.	803,000	33,999,020
Wal-Mart Stores, Inc.	865,650	42,624,606

		76,623,626

Food Products – 0.8%
General Mills, Inc.	233,500	12,254,080

Household Products – 4.0%
Colgate-Palmolive Co.	586,200	35,277,516
Procter & Gamble Co.	552,000	26,589,840

		61,867,356

Tobacco – 1.3%
Philip Morris International, Inc.	592,300	19,824,281

		245,581,589

Energy – 8.4%
Energy Equipment & Services – 4.8%
Cameron International Corp.(a)	653,200	12,593,696
National Oilwell Varco, Inc.(a)	199,600	5,335,308
Schlumberger Ltd.	1,507,135	57,361,558

		75,290,562

Oil, Gas & Consumable Fuels – 3.6%
Apache Corp.	262,600	15,517,034
EOG Resources, Inc.	576,775	28,861,821
XTO Energy, Inc.	350,000	11,081,000

		55,459,855

		130,750,417

Consumer Discretionary – 7.0%
Hotels, Restaurants & Leisure – 3.1%
McDonald’s Corp.	918,050	47,968,112

Media – 1.7%
The Walt Disney Co.	1,584,400	26,570,388

Multiline Retail – 1.8%
Kohl’s Corp.(a)	811,200	28,505,568

Textiles, Apparel & Luxury Goods – 0.4%
Nike, Inc. – Class B	133,000	5,523,490

		108,567,558

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	237

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 6.4%
Capital Markets – 3.6%
The Blackstone Group LP	424,800	$2,068,776
The Charles Schwab Corp.	535,900	6,811,289
Franklin Resources, Inc.	349,500	16,007,100
The Goldman Sachs Group, Inc.	340,600	31,021,848

		55,909,013

Diversified Financial Services – 2.8%
CME Group, Inc. – Class A	120,810	22,035,744
JP Morgan Chase & Co.	945,800	21,611,530

		43,647,274

		99,556,287

Industrials – 5.3%
Aerospace & Defense – 1.6%
Honeywell International, Inc.	314,960	8,450,377
Lockheed Martin Corp.	264,100	16,667,351

		25,117,728

Construction & Engineering – 1.1%
Fluor Corp.	108,500	3,607,625
Jacobs Engineering Group, Inc.(a)	405,500	13,681,570

		17,289,195

Electrical Equipment – 1.8%
Emerson Electric Co.	1,032,400	27,616,700

Machinery – 0.8%
Cummins, Inc.	130,800	2,720,640
Danaher Corp.	169,500	8,603,820

		11,324,460

		81,348,083

Materials – 4.0%
Chemicals – 4.0%
Air Products & Chemicals, Inc.	172,000	7,955,000
Monsanto Co.	707,140	53,933,568

		61,888,568

Total Common Stocks (cost $1,960,693,834)		1,540,010,774

238	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(b) (cost $1,839,640)	1,839,640	$1,839,640

Total Investments – 99.5% (cost $1,962,533,474)		1,541,850,414
Other assets less liabilities – 0.5%		7,561,625

Net Assets – 100.0%		$1,549,412,039

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	239

U.S. Large Cap Growth Portfolio—Portfolio of Investments

GLOBAL REAL ESTATE INVESTMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Equity:Other – 46.1%
Diversified/Specialty – 37.7%
Alexandria Real Estate Equities, Inc.	149,206	$5,962,272
British Land Co. PLC(a)	1,009,526	6,567,831
Canadian Real Estate Investment Trust(a)	772,462	12,526,247
Dexus Property Group(a)	15,823,701	6,926,049
Digital Realty Trust, Inc.	455,800	13,623,862
Entertainment Properties Trust	443,200	6,608,112
General Property Group(a)	5,297,900	1,564,022
Henderson Land Development Co., Ltd.(a)	3,506,000	11,640,319
Kerry Properties Ltd.(a)	4,444,691	8,289,790
Land Securities Group PLC(a)	1,166,652	9,110,673
Lend Lease Corp. Ltd.(a)	3,902,334	13,196,794
Mitsubishi Estate Co., Ltd.(a)	1,823,000	18,370,326
Mitsui Fudosan Co., Ltd.(a)	1,834,000	18,424,216
Morguard Real Estate Investment Trust(a)	781,200	5,434,381
New World Development Co., Ltd.(a)	11,662,338	10,409,117
Rayonier, Inc.	185,095	4,923,527
Sun Hung Kai Properties Ltd.(a)	3,811,600	29,563,520
Unibail-Rodamco(a)	328,818	41,279,577
Vornado Realty Trust	289,000	9,458,970
Wereldhave NV(a)	131,800	8,853,762

		242,733,367

Health Care – 6.9%
HCP, Inc.	477,200	8,718,444
Health Care REIT, Inc.	278,200	8,560,214
Nationwide Health Properties, Inc.	320,382	6,490,939
Omega Healthcare Investors, Inc.	549,400	7,213,622
Ventas, Inc.	635,900	13,716,363

		44,699,582

Triple Net – 1.5%
Macquarie Infrastructure Group(a)	3,799,231	2,455,799
National Retail Properties, Inc.	485,900	6,982,383

		9,438,182

		296,871,131

Retail – 25.5%
Regional Mall – 8.3%
Macerich Co.	443,300	5,062,486
Multiplan Empreendimentos Imobiliarios SA(b)	1,385,500	8,904,882
Simon Property Group, Inc.	510,000	16,881,000
Taubman Centers, Inc.	147,900	2,314,635
Westfield Group(a)	3,022,211	20,266,765

		53,429,768

240	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Real Estate Investment Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Shopping Center/Other Retail – 17.2%
CapitaMall Trust	8,381,800	$7,624,625
Citycon Oyj(a)	1,651,071	3,332,646
Corio NV(a)	195,400	7,677,210
Eurocommercial Properties NV(a)	266,700	7,112,467
Federal Realty Investment Trust	58,500	2,406,105
First Capital Realty, Inc.(a)	346,100	4,124,254
Kimco Realty Corp.	455,100	4,027,635
Klepierre(a)	809,943	16,383,451
The Link REIT(a)	10,277,500	19,506,681
Macquarie CountryWide Trust(a)	4,358,364	327,044
Mercialys SA(a)	227,600	7,414,009
Primaris Retail Real Estate Investment Trust(a)	910,299	6,690,218
Regency Centers Corp.	112,200	3,027,156
RioCan Real Estate Investment Trust(a)(c)	132,100	1,317,677
RioCan Real Estate Investment Trust (Toronto)(a)	514,689	5,133,944
Tanger Factory Outlet Centers	434,300	11,986,680
Weingarten Realty Investors	261,300	2,950,077

		111,041,879

		164,471,647

Office – 14.9%
Office – 14.9%
Brookfield Properties Corp.	711,656	3,522,697
Castellum AB(a)	852,600	5,263,519
Cominar Real Estate Investment Trust(a)	611,889	6,372,842
Corporate Office Properties Trust	480,300	12,007,500
Douglas Emmett, Inc.	593,700	4,464,624
Dundee Real Estate Investment Trust(a)	189,355	2,046,558
Highwoods Properties, Inc.	154,500	2,918,505
Hufvudstaden AB – Class A(a)	547,500	2,919,666
ING Office Fund(a)	8,019,300	1,310,061
Japan Real Estate Investment Corp. – Class A(a)	1,920	14,293,701
Mack-Cali Realty Corp.	346,400	5,916,512
Nippon Building Fund, Inc. – Class A(a)	1,111	8,985,545
Nomura Real Estate Office Fund, Inc. – Class A(a)	1,460	7,369,990
NTT Urban Development Corp.(a)	26,525	18,624,366

		96,016,086

Residential – 7.5%
Manufactured Homes – 0.5%
Equity Lifestyle Properties, Inc.	103,100	3,436,323

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	241

Global Real Estate Investment Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Multi-Family – 6.0%
Boardwalk Real Estate Investment Trust(a)	153,328	$3,076,925
Camden Property Trust	264,800	4,975,592
China Overseas Land & Investment Ltd.(a)	6,742,000	8,805,469
Equity Residential	209,784	3,692,198
Essex Property Trust, Inc.	68,800	3,742,720
Home Properties, Inc.	230,600	6,120,124
Mid-America Apartment Communities, Inc.	196,400	5,076,940
UDR, Inc.	413,241	3,268,736

		38,758,704

Self Storage – 1.0%
Public Storage	116,500	6,463,420

		48,658,447

Lodging – 2.4%
Lodging – 2.4%
DiamondRock Hospitality Co.	742,130	2,293,182
Fonciere Des Murs(a)	232,300	2,879,645
Host Hotels & Resorts, Inc.	1,035,857	3,832,671
LaSalle Hotel Properties	321,407	1,709,885
Marriott International, Inc. – Class A	76,300	1,080,408
Starwood Hotels & Resorts Worldwide, Inc.	136,525	1,582,325
Sunstone Hotel Investors, Inc.	830,241	1,818,228

		15,196,344

Industrials – 1.8%
Industrial Warehouse Distribution – 1.8%
Ascendas Real Estate Investment Trust	11,508,000	9,217,449
ProLogis	472,867	2,737,900

		11,955,349

Total Common Stocks (cost $1,197,283,683)		633,169,004

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AllianceBernstein Fixed-Income Shares, Inc. –Government STIF Portfolio(d) (cost $18,500,056)	18,500,056	18,500,056

Total Investments – 101.1% (cost $1,215,783,739)		651,669,060
Other assets less liabilities – (1.1)%		(7,132,350)

Net Assets – 100.0%		$644,536,710

242	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Real Estate Investment Portfolio—Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/16/09	12,923	$8,491,703	$8,255,798	$(235,905)
Australian Dollar settling 3/16/09	11,223	7,555,324	7,169,761	(385,563)
British Pound settling 3/16/09	2,051	3,028,302	2,936,066	(92,236)
British Pound settling 3/16/09	3,880	5,586,928	5,554,332	(32,596)
Canadian Dollar settling 3/16/09	8,939	7,204,513	7,026,211	(178,302)
Euro settling 3/16/09	10,919	15,017,774	13,841,372	(1,176,402)
Euro settling 3/16/09	9,621	13,113,904	12,195,974	(917,930)
Japanese Yen settling 3/16/09	1,614,909	16,766,082	16,550,823	(215,259)
Japanese Yen settling 3/16/09	1,418,033	15,780,118	14,533,087	(1,247,031)
New Zealand Dollar settling 3/16/09	17,966	9,812,130	8,989,896	(822,234)
New Zealand Dollar settling 3/16/09	22,069	12,367,026	11,042,971	(1,324,055)
Norwegian Krone settling 3/16/09	104,021	14,827,099	14,792,221	(34,878)
Swedish Krona settling 3/16/09	30,285	3,611,376	3,362,140	(249,236)
Sale Contracts:
British Pound settling 3/16/09	3,880	5,787,796	5,554,332	233,464
British Pound settling 3/16/09	2,051	3,059,477	2,936,066	123,411
Canadian Dollar settling 3/16/09	44,939	35,644,656	35,322,845	321,811
Canadian Dollar settling 3/16/09	7,386	6,050,626	5,805,526	245,100
Canadian Dollar settling 3/16/09	4,258	3,587,799	3,346,863	240,936
Canadian Dollar settling 3/16/09	4,435	3,630,692	3,485,988	144,704
Euro settling 3/16/09	14,127	17,858,647	17,907,965	(49,318)
Euro settling 3/16/09	6,413	8,034,206	8,129,382	(95,176)
Euro settling 3/16/09	18,763	24,585,534	23,784,749	800,785
Hong Kong Dollar settling 3/16/09	73,887	9,537,498	9,528,434	9,064
Swedish Krona settling 3/16/09	68,955	8,617,759	7,655,155	962,604

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $385,847,076.

(b)	Non-income producing security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the market value of this security amounted to $1,317,677 or 0.2% of net assets.

(d)	Investment in affiliated money market mutual fund.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	243

Global Real Estate Investment Portfolio—Portfolio of Investments

INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Financials – 23.8%
Capital Markets – 4.2%
Credit Suisse Group AG(a)	459,600	$11,184,785
Deutsche Bank AG(a)	441,000	11,368,101
UBS AG (Swiss Virt-X)(a)(b)	897,186	8,401,225

		30,954,111

Commercial Banks – 12.7%
ABSA Group Ltd.	187,500	1,641,763
Australia & New Zealand Banking Group Ltd.	804,300	6,736,837
Banco do Brasil SA	762,700	4,417,243
Barclays PLC(a)	3,153,600	4,137,131
BNP Paribas SA(a)	343,100	11,111,363
Credit Agricole SA(a)	761,711	7,376,413
HSBC Holdings PLC(a)	1,620,800	11,272,862
Intesa Sanpaolo SpA(a)	3,893,800	9,477,209
KB Financial Group, Inc.(b)	369,000	7,074,636
Lloyds Banking Group PLC(a)	5,870,635	4,819,168
National Australia Bank Ltd.	207,000	2,325,140
Nordea Bank AB(a)	634,400	3,163,037
Societe Generale – Class A(a)	232,776	7,215,514
Standard Bank Group Ltd.	557,100	3,564,505
Sumitomo Mitsui Financial Group, Inc.(a)	210,800	6,682,627
Unibanco – Uniao de Bancos Brasileiros SA (Sponsored) (ADR)	64,900	3,396,217

		94,411,665

Consumer Finance – 0.0%
ORIX Corp.(a)	4,890	99,336

Diversified Financial Services – 0.6%
ING Group(a)	921,411	4,165,026

Insurance – 5.7%
Allianz SE(a)	216,800	14,480,330
Aviva PLC(a)	1,855,395	7,622,874
Fairfax Financial Holdings Ltd.(a)	11,200	2,719,094
Fondiaria-Sai SpA (ordinary shares)(a)	142,900	1,657,805
Muenchener Rueckversicherungs AG(a)	111,300	13,536,189
Sun Life Financial, Inc.(a)	112,900	1,766,891

		41,783,183

Real Estate Management & Development – 0.6%
New World Development Co., Ltd.	5,256,000	4,691,196

		176,104,517

244	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Energy – 15.7%
Oil, Gas & Consumable Fuels – 15.7%
BP PLC(a)	2,834,600	$18,058,658
China Petroleum & Chemical Corp. – Class H	17,552,500	8,979,814
ENI SpA(a)	621,800	12,410,890
LUKOIL (Sponsored) (ADR)	356,050	11,407,842
Nippon Mining Holdings, Inc.(a)	1,416,000	4,917,964
Petro-Canada(a)	405,600	8,952,404
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A(a)	1,067,752	23,342,841
StatoilHydro ASA(a)	648,900	10,773,463
Total SA(a)	364,800	17,138,864

		115,982,740

Telecommunication Services – 13.0%
Diversified Telecommunication Services – 10.2%
BCE, Inc.(a)	362,000	7,065,288
Deutsche Telekom AG – Class W(a)	666,000	8,007,791
France Telecom SA(a)	521,200	11,647,630
Nippon Telegraph & Telephone Corp.(a)	262,100	11,207,253
Telecom Italia SpA (ordinary shares)(a)	6,603,400	8,026,431
Telecom Italia SpA (savings shares)(a)	4,931,400	4,690,050
Telefonica SA(a)	872,000	16,048,377
Telstra Corp. Ltd.	2,555,100	5,758,337
TELUS Corp. – Class A(a)	127,400	3,186,502

		75,637,659

Wireless Telecommunication Services – 2.8%
KDDI Corp.(a)	743	3,892,336
Vodafone Group PLC(a)	9,629,937	17,063,040

		20,955,376

		96,593,035

Information Technology – 9.0%
Communications Equipment – 2.5%
Nokia OYJ(a)	895,000	8,386,483
Telefonaktiebolaget LM Ericsson – Class B(a)	1,266,000	10,254,187

		18,640,670

Computers & Peripherals – 2.7%
Compal Electronics, Inc. (GDR)(c)	2,190,349	6,333,176
Fujitsu Ltd.(a)	1,960,000	6,638,478
Toshiba Corp.(a)	2,965,000	7,183,759

		20,155,413

Electronic Equipment, Instruments & Components – 1.1%
AU Optronics Corp.	4,093,000	2,981,532

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	245

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Hitachi High-Technologies Corp.(a)	159,600	$1,958,506
Hitachi Ltd.(a)	1,339,000	3,334,262

		8,274,300

Office Electronics – 0.3%
Canon, Inc.(a)	78,700	1,986,156

Semiconductors & Semiconductor Equipment – 2.4%
Samsung Electronics (Preference Shares)	11,500	2,036,836
Samsung Electronics Co. Ltd.	31,700	9,749,901
United Microelectronics Corp.	27,512,175	6,066,234

		17,852,971

		66,909,510

Consumer Discretionary – 8.2%
Auto Components – 0.5%
Compagnie Generale des Etablissements Michelin – Class B(a)	27,700	893,227
Magna International, Inc. – Class A(a)	100,700	2,583,594

		3,476,821

Automobiles – 4.8%
Honda Motor Co. Ltd.(a)	480,100	11,480,527
Isuzu Motors Ltd.(a)	1,716,000	1,665,049
Nissan Motor Co. Ltd.(a)	2,582,000	7,882,179
Renault SA(a)	317,600	4,560,493
Toyota Motor Corp.(a)	307,100	9,836,295

		35,424,543

Hotels, Restaurants & Leisure – 0.5%
TUI Travel PLC(a)	1,205,700	3,797,013

Household Durables – 1.7%
Sharp Corp.(a)	1,065,000	8,222,297
Sony Corp.(a)	258,300	4,325,370

		12,547,667

Media – 0.7%
Lagardere SCA(a)	174,400	5,644,726

		60,890,770

Materials – 7.7%
Chemicals – 2.6%
BASF SE(a)	342,900	9,451,680
Mitsubishi Chemical Holdings Corp.(a)	1,585,500	5,385,359
Mitsui Chemicals, Inc.(a)	358,000	761,323
Solvay SA – Class A(a)	59,400	3,361,602

		18,959,964

Metals & Mining – 4.2%
Antofagasta PLC(a)	308,300	1,929,206

246	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

ArcelorMittal (Euronext Amsterdam)(a)	391,032	$7,494,824
BHP Billiton Ltd.	462,300	8,324,439
Inmet Mining Corp.(a)	31,700	718,620
JFE Holdings, Inc.(a)	340,700	7,372,034
MMC Norilsk Nickel (ADR)	358,420	1,684,574
Sumitomo Metal Mining Co. Ltd.(a)	395,000	3,942,823

		31,466,520

Paper & Forest Products – 0.9%
Stora Enso Oyj – Class R(a)	675,600	2,811,041
Svenska Cellulosa AB – Class B(a)	643,200	4,162,994

		6,974,035

		57,400,519

Health Care – 7.7%
Health Care Providers & Services – 0.3%
Celesio AG(a)	101,700	2,097,417

Pharmaceuticals – 7.4%
Bayer AG(a)	210,000	10,057,063
GlaxoSmithKline PLC(a)	1,096,100	16,624,388
Novartis AG(a)	375,110	13,685,254
Sanofi-Aventis SA(a)	283,319	14,561,759

		54,928,464

		57,025,881

Industrials – 7.0%
Aerospace & Defense – 0.9%
European Aeronautic Defence & Space Co., NV(a)	466,100	6,767,227

Airlines – 1.1%
Deutsche Lufthansa AG(a)	547,700	5,952,590
Qantas Airways Ltd.	2,703,029	2,669,812

		8,622,402

Industrial Conglomerates – 1.1%
Bidvest Group Ltd.	240,000	1,964,144
Koninklijke Philips Electronics NV(a)	382,000	6,107,890

		8,072,034

Machinery – 1.3%
Vallourec(a)	52,500	4,086,308
Volvo AB – Class B(a)	1,270,500	5,313,175

		9,399,483

Road & Rail – 0.5%
East Japan Railway Co.(a)	61,400	3,677,101

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	247

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 1.8%
Mitsubishi Corp.(a)	703,800	$8,756,313
Mitsui & Co. Ltd.(a)	482,000	4,439,925

		13,196,238

Transportation Infrastructure – 0.3%
Macquarie Infrastructure Group	3,219,500	2,081,065

		51,815,550

Utilities – 3.4%
Electric Utilities – 2.1%
E.ON AG(a)	453,100	11,583,340
The Tokyo Electric Power Co., Inc.(a)	141,700	4,000,193

		15,583,533

Multi-Utilities – 1.3%
A2A SpA(a)	1,560,500	2,242,405
Centrica PLC(a)	1,151,500	4,428,278
RWE AG(a)	47,700	2,996,118

		9,666,801

		25,250,334

Consumer Staples – 2.8%
Food & Staples Retailing – 2.0%
Aeon Co. Ltd.(a)	379,100	2,239,170
Delhaize Group(a)	43,700	2,523,124
Koninklijke Ahold NV(a)	902,940	10,019,150

		14,781,444

Food Products – 0.8%
Associated British Foods PLC(a)	634,800	5,884,032

		20,665,476

Total Common Stocks (cost $1,333,122,900)		728,638,332

RIGHTS – 0.0%
Financials – 0.0%
Commercial Banks – 0.0%
Shinhan Financial Group Co. Ltd.(b)	30,954	64,596

Diversified Financial Services – 0.0%
Fortis(a)(b)	453,498	0

Total Rights (cost $0)		64,596

248	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS –2.6%
Investment Companies – 2.6%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(d) (cost $19,019,312)	19,019,312	$19,019,312

Total Investments – 100.9% (cost $1,352,142,212)		747,722,240
Other assets less liabilities – (0.9)%		(6,306,033)

Net Assets – 100.0%		$741,416,207

FINANCIAL FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	147	March 2009	$4,584,810	$3,680,595	$(904,215)
FTSE 100 Index Futures	38	March 2009	$2,341,506	$2,071,311	$(270,195)

					$(1,174,410)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
British Pound settling 3/16/09	22,298	$30,816,951	$31,920,233	$1,103,282
British Pound settling 3/16/09	20,244	28,952,159	28,979,873	27,714
Canadian Dollar settling 3/16/09	7,049	5,640,463	5,540,638	(99,825)
Euro settling 3/16/09	10,098	14,048,136	12,800,639	(1,247,497)
Euro settling 3/16/09	37,155	51,689,293	47,099,203	(4,590,090)
Euro settling 3/16/09	6,823	9,300,090	8,649,115	(650,975)
Euro settling 3/16/09	4,714	6,459,594	5,975,660	(483,934)
Euro settling 3/16/09	3,950	5,215,975	5,007,182	(208,793)
Japanese Yen settling 3/16/09	893,351	9,000,564	9,155,744	155,180
Japanese Yen settling 3/16/09	1,120,531	11,847,692	11,484,059	(363,633)
Japanese Yen settling 3/16/09	339,967	3,601,536	3,484,242	(117,294)
Japanese Yen settling 3/16/09	634,666	6,671,565	6,504,542	(167,023)
Japanese Yen settling 3/16/09	884,543	9,590,621	9,065,473	(525,148)
Japanese Yen settling 3/16/09	1,173,552	12,923,016	12,027,459	(895,557)
Japanese Yen settling 3/16/09	1,059,115	11,915,565	10,854,621	(1,060,944)
Japanese Yen settling 3/16/09	1,452,254	16,339,492	14,883,810	(1,455,682)
Japanese Yen settling 6/15/09	860,398	8,823,147	8,837,136	13,989
Norwegian Krone settling 3/16/09	147,113	20,145,842	20,920,084	774,242
Norwegian Krone settling 6/15/09	231,007	33,494,226	32,761,172	(733,054)
Swedish Krona settling 3/16/09	63,148	7,977,261	7,010,482	(966,779)
Swedish Krona settling 3/16/09	20,245	2,422,593	2,247,533	(175,060)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	249

International Value Portfolio—Portfolio of Investments

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Swedish Krona settling 3/16/09	166,762	$20,259,866	$18,513,364	$(1,746,502)
Swedish Krona settling 6/15/09	20,443	2,289,634	2,271,811	(17,823)
Sale Contracts:
British Pound settling 3/16/09	15,678	23,255,491	22,443,512	811,979
British Pound settling 3/16/09	1,292	1,994,654	1,849,535	145,119
British Pound settling 3/16/09	25,572	37,047,435	36,607,059	440,376
Canadian Dollar settling 3/16/09	2,446	1,947,297	1,922,599	24,698
Canadian Dollar settling 3/16/09	2,170	1,672,408	1,705,658	(33,250)
Canadian Dollar settling 3/16/09	16,782	13,311,124	13,190,948	120,176
Canadian Dollar settling 3/16/09	8,970	7,558,140	7,050,578	507,562
Canadian Dollar settling 6/15/09	7,792	6,281,085	6,129,039	152,046
Euro settling 3/16/09	10,098	12,626,539	12,800,639	(174,100)
Euro settling 3/16/09	7,709	9,977,759	9,772,245	205,514
Euro settling 3/16/09	52,642	68,134,541	66,731,160	1,403,381
Euro settling 3/16/09	7,527	9,900,413	9,541,534	358,879
Euro settling 6/15/09	45,692	57,667,416	57,915,129	(247,713)
Norwegian Krone settling 3/16/09	147,113	21,260,026	20,920,084	339,942
Swedish Krona settling 3/16/09	15,593	1,934,615	1,731,083	203,532
Swedish Krona settling 3/16/09	15,073	1,825,260	1,673,354	151,906
Swedish Krona settling 3/16/09	32,482	3,837,529	3,606,044	231,485
Swedish Krona settling 3/16/09	187,007	23,956,214	20,760,897	3,195,317
Swedish Krona settling 6/15/09	200,272	22,666,999	22,256,036	410,963
Swiss Franc settling 3/16/09	5,744	5,241,115	4,911,123	329,992
Swiss Franc settling 3/16/09	9,245	8,115,273	7,904,479	210,794

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $615,395,065.

(b)	Non-income producing security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the market value of this security amounted to $6,333,176 or 0.9% of net assets.

(d)	Investment in affiliated money market mutual fund.

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

See notes to financial statements.

250	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.9%
Health Care – 16.0%
Biotechnology – 0.7%
CSL Ltd./Australia(a)	239,652	$5,542,288

Pharmaceuticals – 15.3%
AstraZeneca PLC(a)	329,050	10,434,741
Bayer AG(a)	424,427	20,326,139
GlaxoSmithKline PLC(a)	258,257	3,916,946
Novartis AG(a)	302,816	11,047,730
Novo Nordisk A/S – Class B	315,154	15,345,928
Roche Holding AG(a)	66,319	7,528,370
Sanofi-Aventis(a)	379,147	19,487,035
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	650,700	29,008,206

		117,095,095

		122,637,383

Consumer Staples – 15.1%
Beverages – 0.5%
Pernod-Ricard SA(a)	77,524	4,221,250

Food & Staples Retailing – 2.7%
Tesco PLC(a)	4,314,767	20,462,379

Food Products – 5.1%
Nestle SA(a)	742,054	24,258,079
Unilever PLC(a)	754,441	14,574,058

		38,832,137

Household Products – 3.4%
Reckitt Benckiser PLC(a)	676,844	25,899,815

Tobacco – 3.4%
British American Tobacco PLC(a)	1,037,660	26,523,018

		115,938,599

Energy – 12.1%
Oil, Gas & Consumable Fuels – 12.1%
BG Group PLC(a)	1,716,024	24,529,524
Petroleo Brasileiro SA (ADR)	542,700	15,049,071
Royal Dutch Shell PLC (London Virt-X) – Class A(a)	820,598	18,015,695
StatoilHydro ASA(a)	863,523	14,336,774
Total SA(a)	437,047	20,533,138

		92,464,202

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	251

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 10.3%
Capital Markets – 3.8%
Credit Suisse Group AG(a)	390,607	$9,505,778
Julius Baer Holding AG(a)	414,019	9,543,069
Man Group PLC(a)	4,018,781	9,774,917

		28,823,764

Commercial Banks – 2.9%
Banco Itau Holding Financeira SA (ADR)	250,400	2,298,672
Banco Santander Central Hispano SA(a)	1,404,378	8,579,196
Industrial & Commercial Bank of China Ltd.	14,622,000	5,889,101
Standard Chartered PLC(a)	597,209	5,628,268

		22,395,237

Insurance – 3.5%
Muenchener Rueckversicherungs AG (MunichRe)(a)	83,912	10,205,289
QBE Insurance Group Ltd.(a)	1,138,602	13,675,314
Zurich Financial Services AG(a)	20,543	2,909,246

		26,789,849

Real Estate Management & Development – 0.1%
China Overseas Land & Investment Ltd.	666,000	869,837

		78,878,687

Consumer Discretionary – 9.9%
Auto Components – 1.0%
Bridgestone Corp.(a)	289,000	3,936,108
Denso Corp.(a)	213,000	4,044,107

		7,980,215

Automobiles – 2.1%
Honda Motor Co. Ltd.(a)	659,700	15,775,263

Distributors – 0.3%
Li & Fung Ltd.	870,000	1,885,272

Hotels, Restaurants & Leisure – 1.5%
Carnival PLC(a)	291,769	5,912,772
Compass Group PLC(a)	1,328,719	5,837,727

		11,750,499

Media – 3.0%
British Sky Broadcasting Group PLC(a)	683,515	4,556,272
Eutelsat Communications(a)	300,582	6,173,059
Pearson PLC(a)	301,366	2,827,879
SES SA (FDR)(a)	530,818	9,722,493

		23,279,703

Multiline Retail – 0.6%
Next PLC(a)	250,175	4,148,630

252	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Specialty Retail – 1.4%
Hennes & Mauritz AB – Class B(a)	163,320	$6,058,218
Kingfisher PLC(a)	2,741,215	4,912,469

		10,970,687

		75,790,269

Telecommunication Services – 8.8%
Diversified Telecommunication Services – 4.2%
Deutsche Telekom AG(a)	952,894	11,457,320
Telefonica SA(a)	1,127,649	20,753,367

		32,210,687

Wireless Telecommunication Services – 4.6%
China Mobile Ltd.	393,000	3,414,428
KDDI Corp.(a)	848	4,442,397
MTN Group Ltd.	391,377	3,314,430
NTT DoCoMo, Inc.(a)	3,019	4,703,056
Vodafone Group PLC(a)	10,853,368	19,230,806

		35,105,117

		67,315,804

Materials – 7.7%
Chemicals – 2.2%
Syngenta AG(a)	79,222	16,935,886

Construction Materials – 1.2%
CRH PLC(a)	471,924	9,612,441

Metals & Mining – 4.3%
ArcelorMittal (Euronext Amsterdam)(a)	162,739	3,119,183
Barrick Gold Corp.(a)	235,479	7,116,937
BHP Billiton PLC(a)	728,260	11,349,845
Cia Vale do Rio Doce – Class B (ADR)	863,200	11,126,648

		32,712,613

		59,260,940

Industrials – 7.2%
Aerospace & Defense – 2.3%
BAE Systems PLC(a)	3,361,717	17,748,079

Construction & Engineering – 0.4%
China Railway Construction Corp. Ltd.(b)	2,810,000	3,392,889

Electrical Equipment – 0.9%
Schneider Electric SA(a)	108,879	6,499,504

Machinery – 1.1%
Atlas Copco AB – Class A(a)	653,673	4,509,564
NGK Insulators Ltd.(a)	322,000	4,235,281

		8,744,845

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	253

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 2.5%
Mitsubishi Corp.(a)	458,800	$5,708,150
Mitsui & Co. Ltd.(a)	1,436,000	13,227,661

		18,935,811

		55,321,128

Utilities – 7.1%
Electric Utilities – 1.4%
E.ON AG(a)	409,043	10,457,038

Independent Power Producers & Energy Traders – 0.6%
China Resources Power Holdings Co.	2,462,000	4,555,679

Multi-Utilities – 5.1%
Centrica PLC(a)	2,287,338	8,796,326
GDF Suez(a)	469,297	14,820,323
National Grid PLC(a)	1,748,546	15,564,825

		39,181,474

		54,194,191

Information Technology – 2.7%
Electronic Equipment, Instruments & Components – 0.5%
AU Optronics Corp. (Sponsored) (ADR)	531,800	3,823,642

Internet Software & Services – 0.5%
Tencent Holdings Ltd.	649,000	3,707,695

IT Services – 0.2%
Cap Gemini(a)	65,636	1,881,034

Software – 1.5%
Nintendo Co. Ltd.(a)	26,700	7,622,832
SAP AG(a)	121,886	3,899,498

		11,522,330

		20,934,701

Total Common Stocks (cost $1,057,819,009)		742,735,904

WARRANTS – 1.2%
Information Technology – 1.2%
Semiconductors & Semiconductor Equipment – 1.2%
Taiwan Semiconductor Manufacturing Co, Ltd. 01/02/12, expiring 2/01/12(b) (cost $9,434,971)	7,062,000	9,039,360

254	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(c) (cost $21,698,070)	21,698,070	$21,698,070

Total Investments – 100.9% (cost $1,088,952,050)		773,473,334
Other assets less liabilities – (0.9)%		(7,131,453)

Net Assets – 100.0%		$766,341,881

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/16/09	21,700	$15,328,880	$13,862,943	$(1,465,937)
British Pound settling 3/16/09	17,362	23,995,152	24,854,206	859,054
British Pound settling 3/16/09	12,339	17,775,810	17,663,636	(112,174)
British Pound settling 3/16/09	6,027	8,648,383	8,627,825	(20,558)
Euro settling 3/16/09	26,416	36,332,038	33,486,006	(2,846,032)
Euro settling 3/16/09	10,415	14,500,284	13,202,481	(1,297,803)
Euro settling 3/16/09	7,187	9,770,726	9,110,536	(660,190)
Euro settling 3/16/09	44,621	61,144,156	56,563,411	(4,580,745)
Euro settling 3/16/09	5,747	7,588,913	7,285,133	(303,780)
Japanese Yen settling 3/16/09	1,212,064	13,066,667	12,422,159	(644,508)
Japanese Yen settling 3/16/09	11,267,814	123,698,433	115,481,177	(8,217,256)
Japanese Yen settling 6/15/09	629,112	6,903,532	6,461,601	(441,931)
New Zealand Dollar settling 3/16/09	21,872	12,903,386	10,944,395	(1,958,991)
Norwegian Krone settling 3/16/09	188,258	26,907,454	26,771,075	(136,379)
Sale Contracts:
British Pound settling 3/16/09	23,456	35,812,386	33,577,944	2,234,442
British Pound settling 3/16/09	10,129	14,887,604	14,499,957	387,647
British Pound settling 3/16/09	6,967	10,111,694	9,973,462	138,232
British Pound settling 3/16/09	4,397	6,630,676	6,294,433	336,243
British Pound settling 3/16/09	116,173	176,887,333	166,305,017	10,582,316
Canadian Dollar settling 3/16/09	6,820	5,403,478	5,360,640	42,838
Euro settling 3/16/09	13,519	17,651,082	17,137,239	513,843
Euro settling 3/16/09	7,371	9,540,285	9,343,782	196,503
Euro settling 3/16/09	5,147	6,721,467	6,524,548	196,919
Euro settling 3/16/09	13,983	17,796,723	17,725,424	71,299
Euro settling 3/16/09	8,526	10,876,021	10,807,907	68,114
Japanese Yen settling 3/16/09	823,996	9,199,464	8,444,941	754,523
Japanese Yen settling 3/16/09	830,057	9,338,550	8,507,059	831,491
Swedish Krona settling 3/16/09	29,795	3,826,986	3,307,742	519,244
Swiss Franc settling 3/16/09	2,525	2,303,937	2,158,876	145,061
Swiss Franc settling 3/16/09	47,924	43,985,131	40,975,042	3,010,089

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	255

International Growth Portfolio—Portfolio of Investments

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $615,306,131.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund.

Glossary:

ADR	– American Depositary Receipt
FDR	– Fiduciary Depositary Receipt

See	notes to financial statements.

256	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

SMALL-MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.3%
Financials – 20.0%
Commercial Banks – 2.3%
Popular, Inc.	29,300	$65,925
The South Financial Group, Inc.	528,000	665,280
Susquehanna Bancshares, Inc.	200,800	1,761,016
Synovus Financial Corp.	225,300	784,044
Trustmark Corp.	121,300	2,157,927
Webster Financial Corp.	303,500	1,177,580
Whitney Holding Corp.	162,000	1,790,100

		8,401,872

Insurance – 10.2%
Arch Capital Group Ltd.(a)	104,100	5,621,400
Aspen Insurance Holdings Ltd.	343,500	7,484,865
Fidelity National Financial, Inc. – Class A	305,000	5,053,850
Old Republic International Corp.	376,000	3,414,080
PartnerRe Ltd.	45,500	2,816,450
Platinum Underwriters Holdings, Ltd.	256,700	7,197,868
Reinsurance Group of America, Inc. – Class A	59,700	1,623,840
RenaissanceRe Holdings Ltd.	35,000	1,576,050
StanCorp Financial Group, Inc.	144,300	2,595,957

		37,384,360

Real Estate Investment Trusts (REITs) – 4.8%
Alexandria Real Estate Equities, Inc.	49,000	1,958,040
Digital Realty Trust, Inc.	171,300	5,120,157
Home Properties, Inc.	120,913	3,209,031
Mid-America Apartment Communities, Inc.	74,000	1,912,900
Sunstone Hotel Investors, Inc.	299,301	655,469
Tanger Factory Outlet Centers	138,100	3,811,560
Taubman Centers, Inc.	66,300	1,037,595

		17,704,752

Real Estate Management & Development – 0.5%
Brookfield Properties Corp.	373,700	1,849,815

Thrifts & Mortgage Finance – 2.2%
Astoria Financial Corp.	113,400	810,810
First Niagara Financial Group, Inc.	167,400	1,945,188
Provident Financial Services, Inc.	129,600	1,210,464
Washington Federal, Inc.	359,450	4,094,136

		8,060,598

		73,401,397

Information Technology – 16.2%
Communications Equipment – 0.3%
CommScope, Inc.(a)	126,600	1,130,538

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	257

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Computers & Peripherals – 2.6%
Lexmark International, Inc. – Class A(a)	127,100	$2,178,494
SanDisk Corp.(a)	274,000	2,441,340
Western Digital Corp.(a)	356,500	4,869,790

		9,489,624

Electronic Equipment, Instruments & Components – 8.7%
Anixter International, Inc.(a)	151,900	4,467,379
Arrow Electronics, Inc.(a)	256,000	4,257,280
AU Optronics Corp. (Sponsored) (ADR)	744,000	5,349,360
Avnet, Inc.(a)	196,400	3,391,828
AVX Corp.	235,600	2,016,736
Benchmark Electronics, Inc.(a)	170,300	1,663,831
Flextronics International Ltd.(a)	941,300	1,939,078
Ingram Micro, Inc. – Class A(a)	382,800	4,168,692
Insight Enterprises, Inc.(a)	393,000	1,033,590
Tech Data Corp.(a)	216,700	3,746,743

		32,034,517

IT Services – 0.9%
Convergys Corp.(a)	406,900	2,624,505
Perot Systems Corp. – Class A(a)	39,092	444,867

		3,069,372

Semiconductors & Semiconductor Equipment – 3.2%
Amkor Technology, Inc.(a)	506,000	865,260
Siliconware Precision Industries Co. (Sponsored) (ADR)	1,226,100	5,431,623
Teradyne, Inc.(a)	782,400	3,231,312
Zoran Corp.(a)	432,600	2,249,520

		11,777,715

Software – 0.5%
Amdocs Ltd.(a)	117,400	1,966,450

		59,468,216

Industrials – 13.5%
Aerospace & Defense – 0.6%
Goodrich Corp.	64,300	2,130,902

Airlines – 1.6%
Alaska Air Group, Inc.(a)	111,700	2,447,347
Continental Airlines, Inc. – Class B(a)	181,300	1,816,626
Skywest, Inc.	164,700	1,686,528

		5,950,501

Building Products – 0.4%
Quanex Building Products Corp.	198,200	1,389,382

258	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 1.1%
United Stationers, Inc.(a)	176,800	$3,841,864

Electrical Equipment – 2.8%
Acuity Brands, Inc.	103,600	2,374,512
Cooper Industries Ltd. – Class A	94,000	1,982,460
EnerSys(a)	298,600	3,200,992
Regal-Beloit Corp.	97,000	2,781,960

		10,339,924

Machinery – 3.9%
Briggs & Stratton Corp.	344,100	4,191,138
Gardner Denver, Inc.(a)	91,900	1,738,748
Mueller Industries, Inc.	245,000	4,427,150
Terex Corp.(a)	445,100	3,970,292

		14,327,328

Professional Services – 0.8%
Kelly Services, Inc. – Class A	400,100	3,040,760

Road & Rail – 1.4%
Arkansas Best Corp.	45,800	797,836
Con-way, Inc.	116,300	1,757,293
Hertz Global Holdings, Inc.(a)	442,900	1,399,564
Werner Enterprises, Inc.	97,100	1,322,502

		5,277,195

Trading Companies & Distributors – 0.9%
GATX Corp.	186,700	3,411,009

		49,708,865

Consumer Staples – 10.8%
Beverages – 1.3%
Pepsi Bottling Group, Inc.	251,500	4,652,750

Food & Staples Retailing – 2.7%
Ruddick Corp.	297,200	6,443,296
Supervalu, Inc.	228,200	3,562,202

		10,005,498

Food Products – 5.2%
Bunge Ltd.	96,000	4,500,480
Del Monte Foods Co.	1,013,800	7,248,670
Smithfield Foods, Inc.(a)	447,100	3,509,735
Tyson Foods, Inc. – Class A	479,400	4,041,342

		19,300,227

Tobacco – 1.6%
Universal Corp.	207,200	5,954,928

		39,913,403

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	259

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Discretionary – 8.3%
Auto Components – 0.3%
ArvinMeritor, Inc.	618,700	$389,781
Autoliv, Inc.	61,500	915,120

		1,304,901

Automobiles – 1.0%
Thor Industries, Inc.	336,700	3,606,057

Hotels, Restaurants & Leisure – 0.5%
Boyd Gaming Corp.	458,500	1,948,625

Household Durables – 0.4%
Mohawk Industries, Inc.(a)	63,300	1,429,947

Leisure Equipment & Products – 1.0%
Callaway Golf Co.	529,900	3,587,423

Media – 0.5%
CBS Corp. – Class B	279,900	1,195,173
Gannett Co., Inc.	191,800	621,432

		1,816,605

Multiline Retail – 0.9%
JC Penney Co., Inc.	217,100	3,328,143

Specialty Retail – 3.5%
AutoNation, Inc.(a)	191,900	1,915,162
Foot Locker, Inc.	646,800	5,374,908
Limited Brands, Inc.	225,800	1,736,402
Men’s Wearhouse, Inc.	349,500	3,732,660

		12,759,132

Textiles, Apparel & Luxury Goods – 0.2%
Jones Apparel Group, Inc.	240,100	645,869

		30,426,702

Materials – 8.3%
Chemicals – 3.3%
Arch Chemicals, Inc.	129,866	2,334,990
Celanese Corp. – Class A	241,200	2,059,848
Cytec Industries, Inc.	178,400	2,747,360
Methanex Corp.	170,600	1,248,792
Rockwood Holdings, Inc.(a)	349,100	2,056,199
Westlake Chemical Corp.	119,000	1,486,310

		11,933,499

Containers & Packaging – 2.1%
Aptargroup, Inc.	133,000	3,731,980
Owens-Illinois, Inc.(a)	119,500	1,842,690
Sonoco Products Co.	113,300	2,183,291

		7,757,961

260	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Metals & Mining – 2.9%
Commercial Metals Co.	454,600	$4,641,466
Reliance Steel & Aluminum Co.	173,300	4,122,807
Steel Dynamics, Inc.	228,100	1,904,635

		10,668,908

		30,360,368

Energy – 6.2%
Energy Equipment & Services – 1.6%
Helmerich & Payne, Inc.	148,400	3,511,144
Oil States International, Inc.(a)	163,300	2,175,156

		5,686,300

Oil, Gas & Consumable Fuels – 4.6%
Cimarex Energy Co.	232,100	4,560,765
Denbury Resources, Inc.(a)	293,200	3,776,416
Frontier Oil Corp.	404,100	5,515,965
Whiting Petroleum Corp.(a)	134,500	3,133,850

		16,986,996

		22,673,296

Health Care – 6.1%
Health Care Providers & Services – 6.1%
AMERIGROUP Corp.(a)	160,500	3,977,190
Coventry Health Care, Inc.(a)	170,900	1,968,768
LifePoint Hospitals, Inc.(a)	194,078	4,079,520
Molina Healthcare, Inc.(a)	228,925	4,287,765
Omnicare, Inc.	151,600	3,930,988
Universal Health Services, Inc. – Class B	113,400	4,176,522

		22,420,753

Utilities – 5.9%
Electric Utilities – 2.8%
Allegheny Energy, Inc.	58,800	1,390,032
Northeast Utilities	289,500	6,342,945
Portland General Electric Co.	158,125	2,596,412

		10,329,389

Gas Utilities – 1.5%
Atmos Energy Corp.	253,091	5,524,977

Independent Power Producers & Energy Traders – 0.3%
Reliant Energy, Inc.(a)	378,000	1,307,880

Multi-Utilities – 1.3%
Wisconsin Energy Corp.	118,600	4,722,652

		21,884,898

Total Common Stocks (cost $632,567,402)		350,257,898

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	261

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.2%
Investment Companies – 5.2%
AllianceBernstein Fixed-Income Shares, Inc. –Government STIF Portfolio(b) (cost $19,152,727)	19,152,727	$19,152,727

Total Investments – 100.5% (cost $651,720,129)		369,410,625
Other assets less liabilities – (0.5)%		(1,968,634)

Net Assets – 100.0%		$367,441,991

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

262	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

SMALL-MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Information Technology – 20.8%
Communications Equipment – 1.4%
F5 Networks, Inc.(a)	273,600	$5,472,000

Internet Software & Services – 4.4%
Akamai Technologies, Inc.(a)	187,800	3,397,302
Digital River, Inc.(a)	192,300	4,599,816
VistaPrint Ltd.(a)	367,400	9,001,300

		16,998,418

IT Services – 2.5%
Alliance Data Systems Corp.(a)	56,600	1,675,360
Cognizant Technology Solutions Corp. – Class A(a)	266,200	4,898,080
Global Payments, Inc.	107,900	3,310,372

		9,883,812

Semiconductors & Semiconductor Equipment – 5.0%
Atheros Communications, Inc.(a)	129,400	1,563,152
Cymer, Inc.(a)	117,600	2,172,072
Hittite Microwave Corp.(a)	99,700	2,749,726
ON Semiconductor Corp.(a)	1,500,300	5,491,098
PMC – Sierra, Inc.(a)	916,900	4,685,359
Verigy Ltd.(a)	399,800	2,762,618

		19,424,025

Software – 7.5%
Concur Technologies, Inc.(a)	101,200	2,124,188
Intuit, Inc.(a)	185,300	4,222,987
McAfee, Inc.(a)	142,800	3,991,260
Quest Software, Inc.(a)	344,300	3,890,590
Red Hat, Inc.(a)	254,100	3,478,629
Solera Holdings, Inc.(a)	268,700	5,586,273
Synopsys, Inc.(a)	321,000	5,980,230

		29,274,157

		81,052,412

Industrials – 20.7%
Aerospace & Defense – 1.8%
Hexcel Corp.(a)	666,300	4,137,723
L-3 Communications Holdings, Inc.	44,500	3,010,425

		7,148,148

Air Freight & Logistics – 2.0%
CH Robinson Worldwide, Inc.	102,400	4,237,312
Expeditors International of Washington, Inc.	128,200	3,531,910

		7,769,222

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	263

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 3.4%
Iron Mountain, Inc.(a)	344,000	$6,391,520
Stericycle, Inc.(a)	144,300	6,923,514

		13,315,034

Construction & Engineering – 0.1%
Chicago Bridge & Iron Co. NV	31,440	189,583

Electrical Equipment – 3.8%
Ametek, Inc.	271,200	7,175,952
Baldor Electric Co.	361,400	4,412,694
EnerSys(a)	308,100	3,302,832

		14,891,478

Machinery – 6.5%
Actuant Corp. – Class A	322,600	3,319,554
Bucyrus International, Inc. – Class A	311,400	3,867,588
Chart Industries, Inc.(a)	113,268	727,181
IDEX Corp.	278,475	5,380,137
Joy Global, Inc.	275,355	4,807,698
Lincoln Electric Holdings, Inc.	130,500	4,010,265
Valmont Industries, Inc.	73,000	3,179,880

		25,292,303

Marine – 0.8%
Kirby Corp.(a)	141,100	3,109,844

Professional Services – 1.4%
Huron Consulting Group, Inc.(a)	134,100	5,534,307

Road & Rail – 0.9%
Kansas City Southern(a)	192,400	3,403,556

		80,653,475

Health Care – 19.8%
Biotechnology – 7.5%
Acorda Therapeutics, Inc.(a)	228,300	5,022,600
Alexion Pharmaceuticals, Inc.(a)	212,500	7,267,500
Cephalon, Inc.(a)	56,100	3,679,599
Onyx Pharmaceuticals, Inc.(a)	141,900	4,255,581
OSI Pharmaceuticals, Inc.(a)	132,000	4,501,200
United Therapeutics Corp.(a)	63,400	4,254,774

		28,981,254

Health Care Equipment & Supplies – 6.8%
Gen-Probe, Inc.(a)	145,300	5,894,821
Immucor, Inc.(a)	270,000	6,058,800
Masimo Corp.(a)	289,600	7,237,104
NuVasive, Inc.(a)	245,400	6,957,090
Resmed, Inc.(a)	13,000	479,440

		26,627,255

264	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care Providers & Services – 2.2%
athenahealth, Inc.(a)	156,800	$3,995,264
Psychiatric Solutions, Inc.(a)	259,000	4,387,460

		8,382,724

Life Sciences Tools & Services – 3.3%
Icon PLC (Sponsored) (ADR)(a)	318,300	6,531,516
Illumina, Inc.(a)	204,700	6,413,251

		12,944,767

		76,936,000

Consumer Discretionary – 19.7%
Diversified Consumer Services – 4.2%
Corinthian Colleges, Inc.(a)	297,800	5,866,660
ITT Educational Services, Inc.(a)	48,500	5,504,750
Strayer Education, Inc.	29,500	5,007,625

		16,379,035

Hotels, Restaurants & Leisure – 1.9%
Orient-Express Hotels Ltd. – Class A	459,200	1,818,432
Panera Bread Co. – Class A(a)	125,800	5,540,232

		7,358,664

Internet & Catalog Retail – 1.8%
NetFlix, Inc.(a)	192,700	6,964,178

Media – 2.7%
Discovery Communications, Inc. – Class A(a)	185,700	2,880,207
National CineMedia, Inc.	687,700	7,564,700

		10,444,907

Multiline Retail – 2.9%
Dollar Tree, Inc.(a)	169,500	6,579,990
Kohl’s Corp.(a)	131,700	4,627,938

		11,207,928

Specialty Retail – 4.8%
American Eagle Outfitters, Inc.	643,945	6,284,903
Dick’s Sporting Goods, Inc.(a)	389,100	4,805,385
Ross Stores, Inc.	210,800	6,222,816
Williams-Sonoma, Inc.	185,800	1,622,034

		18,935,138

Textiles, Apparel & Luxury Goods – 1.4%
Carter’s, Inc.(a)	339,800	5,542,138

		76,831,988

Energy – 7.8%
Energy Equipment & Services – 3.6%
Complete Production Services, Inc.(a)	684,900	2,088,945
FMC Technologies, Inc.(a)	130,800	3,464,892
Oceaneering International, Inc.(a)	130,600	4,149,162

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	265

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Superior Energy Services, Inc.(a)	235,400	$3,104,926
Tesco Corp.(a)	150,500	1,154,335

		13,962,260

Oil, Gas & Consumable Fuels – 4.2%
Bill Barrett Corp.(a)	118,800	2,297,592
Cabot Oil & Gas Corp.	170,500	3,473,085
Forest Oil Corp.(a)	56,100	795,498
Newfield Exploration Co.(a)	171,700	3,318,961
Penn Virginia Corp.	110,400	1,529,040
Southwestern Energy Co.(a)	172,000	4,948,440

		16,362,616

		30,324,876

Financials – 6.4%
Capital Markets – 5.5%
Affiliated Managers Group, Inc.(a)	112,650	4,053,147
Greenhill & Co., Inc.	96,020	6,202,892
Lazard Ltd. – Class A	256,900	6,237,532
optionsXpress Holdings, Inc.	66,200	653,394
Pzena Investment Management, Inc. – Class A	207,000	405,720
Stifel Financial Corp.(a)	121,500	4,002,210

		21,554,895

Thrifts & Mortgage Finance – 0.9%
People’s United Financial, Inc.	197,600	3,440,216

		24,995,111

Telecommunication Services – 2.6%
Diversified Telecommunication Services – 0.9%
tw telecom, Inc.(a)	433,800	3,487,752

Wireless Telecommunication Services – 1.7%
SBA Communications Corp. – Class A(a)	312,200	6,487,516

		9,975,268

Materials – 1.1%
Chemicals – 0.7%
Airgas, Inc.	95,100	2,928,129

Metals & Mining – 0.4%
Allegheny Technologies, Inc.	70,980	1,396,177

		4,324,306

Total Common Stocks (cost $531,759,415)		385,093,436

266	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(b) (cost $9,256,205)	9,256,205	$9,256,205

Total Investments – 101.3% (cost $541,015,620)		394,349,641
Other assets less liabilities – (1.3)%		(5,092,763)

Net Assets – 100.0%		$389,256,878

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	267

Small-Mid Cap Growth Portfolio—Portfolio of Investments

SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value

MORTGAGE PASS-THRU’S – 34.4%
Agency Fixed Rate 30-Year – 25.1%
Federal Home Loan Mortgage Corp. Gold Series 2007 6.00%, 7/01/37 - 9/01/37	$12,520	$12,975,581
6.50%, 12/01/33	10,249	10,808,431
7.00%, 2/01/37	12,318	13,058,362
Series 2008 6.00%, 8/01/38	29,333	30,399,071
Federal National Mortgage Association Series 2007 6.50%, 10/01/37	58,201	60,951,505
Series 2008 6.00%, 8/01/38	43,127	44,589,169
6.50%, 12/01/28 - 10/01/35	31,752	33,543,348
Government National Mortgage Association Series 2008 6.50%, 9/15/38	35,161	36,709,172

		243,034,639

Agency ARMS – 8.3%
Federal Home Loan Mortgage Corp. Series 2005 4.779%, 5/01/35(a)	6,533	6,678,862
Series 2006 6.209%, 12/01/36(a)	4,241	4,413,824
Series 2007 5.913%, 11/01/36(a)	7,821	8,122,691
6.077%, 1/01/37(a)	6,838	7,116,320
Federal National Mortgage Association Series 2005 4.545%, 2/01/35(a)	10,144	10,273,449
Series 2006 4.478%, 1/01/36(a)	9,154	9,246,572
5.825%, 11/01/36(a)	11,248	11,715,274
Series 2007 4.399%, 11/01/35(a)	10,129	10,299,382
5.782%, 8/01/37(a)	12,163	12,686,189

		80,552,563

Agency Fixed Rate 15-Year – 1.0%
Federal National Mortgage Association Series 1998 6.00%, 10/01/13 - 12/01/13	40	42,117
Series 2001 6.00%, 11/01/16	168	176,509
Series 2002 6.00%, 12/01/17	95	99,618

268	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2005 6.00%, 6/01/17 - 6/01/20	$352	$366,967
Series 2006 6.00%, 5/01/21 - 1/01/22	6,832	7,143,288
Series 2007 6.00%, 2/01/22	1,505	1,573,986

		9,402,485

Total Mortgage Pass-Thru’s (cost $324,385,983)		332,989,687

CORPORATES - INVESTMENT GRADES – 23.1%
Financial Institutions – 13.3%
Banking – 8.7%
BB&T Corp. 6.50%, 8/01/11	3,035	3,094,234
Capital One Bank 5.00%, 6/15/09	4,160	4,124,536
Comerica, Inc. 4.80%, 5/01/15	2,380	1,748,543
Credit Suisse USA, Inc. 4.70%, 6/01/09	6,625	6,652,514
Deutsche Bank Ag London 5.00%, 10/12/10	2,550	2,551,153
Fifth Third Bancorp 6.25%, 5/01/13	6,600	6,301,277
JP Morgan Chase & Co. 7.875%, 6/15/10	4,685	4,794,957
Marshall & Ilsley Corp. 4.375%, 8/01/09	5,123	5,094,347
Morgan Stanley 5.05%, 1/21/11	6,635	6,543,517
6.75%, 4/15/11	4,920	4,940,162
Series MTN 5.625%, 1/09/12	195	188,090
National City Bank of Cleveland Ohio Series BKNT 6.25%, 3/15/11	6,470	6,320,957
PNC Funding Corp. 4.50%, 3/10/10	2,445	2,403,217
Royal Bank of Canada 5.65%, 7/20/11	4,960	5,252,739
Royal Bank of Scotland Group PLC 6.40%, 4/01/09	2,429	2,418,172
Union Planters Corp. 7.75%, 3/01/11	3,867	3,757,421
UnionBanCal Corp. 5.25%, 12/16/13	5,212	4,860,445

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	269

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

US Bancorp 5.30%, 4/28/09	$6,550	$6,560,506
Wells Fargo & Co. 3.125%, 4/01/09	6,700	6,704,603

		84,311,390

Finance – 2.3%
General Electric Capital Corp. 3.125%, 4/01/09	6,730	6,735,842
HSBC Finance Corp. 4.75%, 4/15/10	4,905	4,818,383
8.00%, 7/15/10	4,710	4,784,375
International Lease Finance Corp. 4.75%, 7/01/09	6,630	5,710,014

		22,048,614

Insurance – 1.5%
Allstate Life Global Funding Trust Series 04-1 4.50%, 5/29/09	2,911	2,913,070
Genworth Financial, Inc. 5.231%, 5/16/09	2,218	2,186,757
UnitedHealth Group, Inc. 4.125%, 8/15/09	2,429	2,429,462
WellPoint, Inc. 4.25%, 12/15/09	6,800	6,782,680

		14,311,969

Other Finance – 0.2%
ORIX Corp. 5.48%, 11/22/11	3,130	2,167,425

REITS – 0.6%
Simon Property Group LP 5.00%, 3/01/12	6,630	5,915,598

		128,754,996

Industrial – 8.4%
Basic – 0.0%
United States Steel Corp. 5.65%, 6/01/13	460	376,350

Capital Goods – 0.6%
Caterpillar Financial Services 4.50%, 6/15/09	3,478	3,486,076
Illinois Tool Works, Inc. 5.75%, 3/01/09	2,624	2,624,000

		6,110,076

270	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 2.6%
AT&T, Inc. 4.125%, 9/15/09	$6,670	$6,739,508
4.85%, 2/15/14	4,875	4,835,590
Qwest Corp. 8.875%, 3/15/12	3,930	3,871,050
Verizon New England, Inc. 6.50%, 9/15/11	3,215	3,306,094
Vodafone Group PLC 7.75%, 2/15/10	6,160	6,402,353

		25,154,595

Consumer Cyclical - Automotive – 1.0%
Daimler Finance North America LLC 7.20%, 9/01/09	5,900	5,882,920
8.00%, 6/15/10	3,495	3,479,601

		9,362,521

Consumer Non-Cyclical – 1.4%
Avon Products, Inc. 5.625%, 3/01/14	2,450	2,443,018
Baxter FinCo BV 4.75%, 10/15/10	5,757	5,912,738
Diageo Capital PLC 4.375%, 5/03/10	1,720	1,742,501
Genentech, Inc. 4.40%, 7/15/10	1,910	1,940,942
Kraft Foods, Inc. 4.125%, 11/12/09	1,639	1,657,775

		13,696,974

Energy – 1.0%
ConocoPhillips 6.375%, 3/30/09	2,828	2,836,164
Vastar Resources, Inc. 6.50%, 4/01/09	6,390	6,407,873

		9,244,037

Services – 0.5%
The Western Union Co. 5.40%, 11/17/11	4,980	4,961,818

Technology – 0.3%
Motorola, Inc. 8.00%, 11/01/11	3,240	2,915,222

Transportation - Railroads – 0.3%
Norfolk Southern Corp. 6.20%, 4/15/09	2,700	2,702,022

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	271

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.7%
FedEx Corp. 3.50%, 4/01/09	$6,715	$6,720,916

		81,244,531

Utility – 1.4%
Electric – 1.4%
Pacific Gas & Electric Co. 3.60%, 3/01/09	6,660	6,660,000
PPL Electric Utilities Corp. 6.25%, 8/15/09	6,380	6,443,041

		13,103,041

Total Corporates - Investment Grades (cost $228,023,174)		223,102,568

AGENCIES – 16.7%
Agency Debentures – 16.7%
Bank of America Corp. 2.10%, 4/30/12	8,760	8,698,794
3.125%, 6/15/12	20,625	21,153,268
Bank of America NA 1.70%, 12/23/10	10,800	10,836,645
Citigroup, Inc. 2.875%, 12/09/11	20,735	21,172,322
Federal Home Loan Banks 1.625%, 3/16/11	10,000	9,987,280
3.625%, 9/16/11	3,700	3,875,091
Federal Home Loan Mortgage Corp. 2.875%, 4/30/10	7,915	8,045,708
4.125%, 9/27/13	4,652	4,960,507
Series 1 2.375%, 5/28/10	22,135	22,409,208
The Goldman Sachs Group, Inc. 3.25%, 6/15/12	20,570	21,289,765
JP Morgan Chase & Co. 3.125%, 12/01/11	20,565	21,160,151
Wells Fargo & Co. 3.00%, 12/09/11	7,493	7,692,344

Total Agencies (cost $158,515,233)		161,281,083

COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.8%
Non-Agency Fixed Rate CMBS – 6.9%
Banc of America Commercial Mortgage, Inc. Series 2006-6, Class A2 5.309%, 10/10/45	5,000	3,975,264

272	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Bear Stearns Commercial Mortgage Securities, Inc. Series 2002-TOP6, Class A2 6.46%, 10/15/36	$10,615	$10,261,409
GE Capital Commercial Mortgage Corp. Series 2005-C3, Class A3FX 4.863%, 7/10/45	5,665	5,255,423
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A2 4.305%, 8/10/42	8,452	8,080,949
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5, Class A2 5.198%, 12/15/44	5,847	5,285,049
Series 2007-LDPX, Class A2S 5.305%, 1/15/49	5,950	4,565,558
LB Commercial Conduit Mortgage Trust Series 2007-C3, Class C 5.938%, 7/15/44	10,000	1,230,193
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4 6.462%, 3/15/31	5,900	5,752,354
Series 2003-C5, Class A3 4.254%, 7/15/27	7,435	6,635,632
Series 2004-C7, Class A2 3.992%, 10/15/29	15,840	15,380,355
Nomura Asset Securities Corp. Series 1998-D6, Class A1B 6.59%, 3/15/30	35	35,238

		66,457,424

Non-Agency Floating Rate CMBS – 1.9%
Banc of America Large Loan, Inc. Series 2005-MIB1, Class C 0.765%, 3/15/22(a)(b)	2,500	1,732,974
Commercial Mortgage Pass-Through Certificates Series 2005-F10A, Class A1 0.555%, 4/15/17(a)(b)	420	418,094
Series 2005-FL11, Class D 0.795%, 11/15/17(a)(b)	1,739	1,279,494
Series 2007-FL14, Class C 0.755%, 6/15/22(a)(b)	3,874	1,756,670
Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class SVD 0.925%, 10/15/21(a)(b)	4,900	2,697,286

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	273

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2007-TFLA, Class A2 0.575%, 2/15/22(a)(b)	$8,000	$4,858,727
Lehman Brothers Floating Rate Commercial Mortgage Trust Series 2004-LLFA, Class C 0.765%, 10/15/17(a)(b)	2,400	1,828,644
Morgan Stanley Capital I Series 2005-XLF, Class G 0.825%, 8/15/19(a)(b)	2,000	1,800,292
Series 2005-XLF, Class H 0.845%, 8/15/19(a)(b)	1,000	839,705
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A, Class H 0.855%, 9/15/21(a)(b)	2,600	906,898
Series 2007-WHL8, Class E 0.855%, 6/15/20(a)(b)	2,725	892,243

		19,011,027

Total Commercial Mortgage-Backed Securities (cost $112,650,812)		85,468,451

ASSET-BACKED SECURITIES – 5.7%
Home Equity Loans - Floating Rate – 2.5%
ACE Securities Corp. Series 2003-OP1, Class A2 0.834%, 12/25/33(a)	18	13,681
BNC Mortgage Loan Trust Series 2007-2, Class M5 1.374%, 5/25/37(a)	1,200	24,240
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33(c)	1,621	1,483,783
First Franklin Mortgage Loan Trust Series 2004-FF4, Class A2 0.764%, 6/25/34(a)	83	69,973
HFC Home Equity Loan Asset Backed Certificates Series 2006-1, Class M1 0.75%, 1/20/36(a)	1,591	934,558
Home Equity Mortgage Trust Series 2005-3, Class M1 1.014%, 11/25/35(a)	248	227,109
Household Home Equity Loan Trust Series 2007-2, Class A2V 0.63%, 7/20/36(a)	2,800	1,932,876

274	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Indymac Residential Asset Backed Trust Series 2007-B, Class 2A2 0.634%, 7/25/37(a)	$3,350	$1,511,764
Lehman ABS Mortgage Loan Trust Series 2007-1, Class 2A2 0.674%, 6/25/37(a)(b)	3,700	1,079,711
Lehman XS Trust Series 2005-2, Class 1M1 0.974%, 8/25/35(a)	5,000	346,210
Series 2006-1, Class 1M1 0.924%, 2/25/36(a)	4,000	285,688
Master Asset Backed Securities Trust Series 2006-WMC1, Class A2 0.584%, 2/25/36(a)	698	665,861
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2A 0.594%, 4/25/37(a)	2,897	2,299,039
Series 2007-5, Class 2A1 1.174%, 10/25/37(a)	3,316	2,568,840
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV2 0.604%, 6/25/37(a)	3,100	1,190,917
Newcastle Mortgage Securities Trust Series 2006-1, Class A2 0.594%, 3/25/36(a)	1,119	1,090,957
Series 2007-1, Class 2A1 0.604%, 4/25/37(a)	3,109	2,041,914
Novastar Home Loan Equity Series 2007-2, Class M1 0.774%, 9/25/37(a)	4,935	132,752
Option One Mortgage Loan Trust Series 2006-2, Class 2A2 0.574%, 7/25/36(a)	3,277	2,672,070
Security National Mortgage Loan Trust Series 2007-1A, Class 1A1 5.91%, 4/25/37(b)	1,446	1,436,403
Soundview Home Equity Loan Trust Series 2007-OPT2, Class 2A2 0.604%, 7/25/37(a)	4,185	1,323,506
Specialty Underwriting & Residential Finance Series 2005-AB2, Class M1 0.924%, 6/25/36(a)	2,000	459,400

		23,791,252

Home Equity Loans - Fixed Rate – 2.1%
American General Mortgage Loan Trust Series 2003-1, Class A3 4.03%, 4/25/33	2,901	2,315,611

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	275

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF2 2.645%, 4/25/34	$194	$177,801
Countrywide Asset-Backed Certificates Series 2007-S1, Class A3 5.81%, 11/25/36	3,242	579,967
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB3, Class AF1 2.879%, 12/25/32	2,180	1,370,742
Series 2005-CB4, Class AF2 4.751%, 8/25/35	1,285	1,022,756
Series 2005-RP2, Class AF2 5.75%, 9/25/35(b)	1,800	1,751,580
Series 2007-CB4, Class A2A 5.844%, 4/25/37	1,789	1,648,858
Flagstar Home Equity Loan Trust Series 2007-1A, Class AF2 5.765%, 1/25/35(b)	5,500	2,775,184
Home Equity Mortgage Trust Series 2005-4, Class A3 4.742%, 1/25/36	377	363,766
Series 2006-5, Class A1 5.50%, 1/25/37	2,540	505,924
Household Home Equity Loan Trust Series 2007-1, Class A2F 5.60%, 3/20/36	7,610	6,286,339
Nationstar NIM Trust Series 2007-A, Class A 9.97%, 3/25/37(b)(d)	35	2,289
Structured Asset Securities Corp. Series 2007-RM1, Class AI0 5.00%, 5/25/47(b)(e)	10,434	1,819,587

		20,620,404

Credit Cards - Fixed Rate – 0.6%
MBNA Master Credit Card Trust Series 1999-J, Class A 7.00%, 2/15/12	5,307	5,365,996

Autos - Floating Rate – 0.4%
GE Dealer Floorplan Master Note Trust Series 2006-2, Class A 0.54%, 4/20/13(a)	4,360	3,795,818

Other ABS - Fixed Rate – 0.1%
DB Master Finance, LLC Series 2006-1, Class A2 5.779%, 6/20/31(b)	1,600	1,040,658

276	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Other ABS - Floating Rate – 0.0%
Petra CRE CDO Ltd. Series 2007-1A, Class C 1.574%, 2/25/47(a)(b)	$1,865	$37,300

Total Asset-Backed Securities (cost $98,415,546)		54,651,428

INFLATION-LINKED SECURITIES – 5.1%
United States – 5.1%
U.S. Treasury Notes 3.00%, 7/15/12 (TIPS) (cost $49,960,823)	48,067	49,779,434

CMOS – 3.9%
Agency Fixed Rate – 1.3%
Fannie Mae REMICS Series 2005-86, Class WH 5.00%, 11/25/25	6,262	6,353,620
Series 2006-50, Class PA 5.00%, 4/25/27	6,253	6,368,570

		12,722,190

Non-Agency Floating Rate – 1.3%
Adjustable Rate Mortgage Trust Series 2005-11, Class 5M1 0.944%, 2/25/36(a)	4,155	31,163
American Home Mortgage Investment Trust Series 2005-2, Class 2A1 2.044%, 9/25/45(a)	98	48,755
Countrywide Alternative Loan Trust Series 2006-OA14, Class 3A1 2.673%, 11/25/46(a)	2,136	666,540
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class 1A6 0.954%, 2/25/35(a)	138	30,652
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1, Class 1A1 0.784%, 8/25/35(a)	118	53,801
Series 2007-OA4, Class 1A1A 0.664%, 8/25/47(a)	2,775	897,419
Homebanc Mortgage Trust Series 2005-4, Class A2 0.804%, 10/25/35(a)	3,807	1,671,300
Lehman XS Trust Series 2007-2N, Class M1 0.814%, 2/25/37(a)	3,602	62,962

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	277

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

MLCC Mortgage Investors, Inc. Series 2004-A, Class A1 0.704%, 4/25/29(a)	$104	$59,667
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.84%, 2/25/42(a)(b)	3,481	3,304,690
Sequoia Mortgage Trust Series 2007-3, Class 1A1 0.67%, 7/20/36(a)	3,397	1,817,041
Structured Adjustable Rate Mortgage Loan Trust Series 2005-5, Class A3 0.704%, 5/25/35(a)	179	94,256
Series 2005-9, Class 2A1 2.914%, 5/25/35(a)	964	304,620
Structured Asset Mortgage Investment, Inc. Series 2004-AR5, Class 1A1 0.796%, 10/19/34(a)	693	358,851
WaMu Mortgage Pass Through Certificates Series 2006-AR11, Class 1A 2.783%, 9/25/46(a)	3,511	1,092,735
Series 2006-AR4, Class 1A1B 2.763%, 5/25/46(a)	1,405	281,099
Series 2006-AR9, Class 1AB2 0.694%, 8/25/46(a)	4,400	1,854,208

		12,629,759

Non-Agency Fixed Rate – 0.7%
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2006-AB2, Class A7 5.961%, 6/25/36	678	637,810
Merrill Lynch Mortgage Investors, Inc. Series 2005-A8, Class A1C1 5.25%, 8/25/36	1,376	973,183
Nomura Asset Acceptance Corp. Series 2006-WF1, Class A2 5.755%, 6/25/36	6,125	5,138,006

		6,748,999

Agency Floating Rate – 0.5%
Federal National Mortgage Association Series 2003-52, Class FV 1.474%, 5/25/31(a)	2,799	2,790,880
Series 2003-W13, Class AV2 0.754%, 10/25/33(a)	328	275,802
Freddie Mac Reference REMIC Series 2006-R008, Class FK 0.855%, 7/15/23(a)	1,586	1,567,769

		4,634,451

278	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Non-Agency ARMS – 0.1%
Bear Stearns Alt-A Trust Series 2006-1, Class 22A1 5.313%, 2/25/36(f)	$3,197	$1,414,046

Total CMOs (cost $63,738,188)		38,149,445

GOVERNMENTS - TREASURIES – 1.3%
United States – 1.3%
U.S. Treasury Bonds 5.00%, 8/15/11 (cost $12,391,636)	11,300	12,388,506

	Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AllianceBernstein Fixed-Income Shares, Inc. –Government STIF Portfolio(g) (cost $4,682,302)	4,682,302	4,682,302

Total Investments – 99.5% (cost $1,052,763,697)		962,492,904
Other assets less liabilities – 0.5%		4,417,100

Net Assets – 100.0%		$966,910,004

FINANCIAL FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	1,343	June 2009	$291,371,094	$290,906,392	$(464,702)
Sold Contracts
U.S. T-Note 10 Yr Futures	399	June 2009	48,431,110	47,892,469	538,641
U.S. T-Note 5 Yr Futures	217	June 2009	25,402,148	25,299,149	102,999

					$176,938

(a)	Floating Rate Security. Stated interest rate was in effect at February 28, 2009.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate market value of these securities amounted to $32,258,429 or 3.3% of net assets.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2009.

(d)	Illiquid security, valued at fair value.

(e)	IO – Interest Only

(f)	Variable rate coupon, rate shown as of February 28, 2009.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	279

Short Duration Bond Portfolio—Portfolio of Investments

(g)	Investment in affiliated money market mutual fund.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the fund’s total exposure to subprime investments was 6.34%. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).

Glossary:

ABS – Asset-Backed Securities

ARMS – Adjustable Rate Mortgages

CMBS – Commercial Mortgage-Backed Securities

CMOS – Collateralized Mortgage Obligations

REITS – Real Estate Investment Trusts

REMIC – Real Estate Mortgage Investment Conduit

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

280	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

INTERMEDIATE DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADES – 40.5%
Industrial – 18.4%
Basic – 2.2%
ArcelorMittal 6.125%, 6/01/18(a)	$4,330	$3,333,784
BHP Billiton Finance USA Ltd. 7.25%, 3/01/16(a)	3,132	3,200,024
Celulosa Arauco Y Constitucion 8.625%, 8/15/10(a)	999	1,031,037
The Dow Chemical Co. 7.375%, 11/01/29(a)	200	128,435
International Paper Co. 5.30%, 4/01/15(a)	2,625	1,889,362
7.40%, 6/15/14(a)	4,280	3,442,849
Lubrizol Corp. 4.625%, 10/01/09(a)	805	809,748
Packaging Corp. of America 5.75%, 8/01/13(a)	1,329	1,194,107
PPG Industries, Inc. 5.75%, 3/15/13(a)	3,190	3,208,119
Rio Tinto Finance USA Ltd. 6.50%, 7/15/18(a)	2,125	1,877,435
United States Steel Corp. 5.65%, 6/01/13(a)	3,901	3,191,607
7.00%, 2/01/18(a)	1,260	944,286

		24,250,793

Capital Goods – 2.2%
Caterpillar Financial Services 4.50%, 6/15/09(a)	2,246	2,251,215
Fisher Scientific International, Inc. 6.125%, 7/01/15(a)	5,151	5,074,286
6.75%, 8/15/14(a)	1,166	1,140,435
Hutchison Whampoa International Ltd. 7.45%, 11/24/33(a)(b)	1,449	1,308,356
Illinois Tool Works, Inc. 5.75%, 3/01/09(a)	1,727	1,727,000
Lafarge SA 6.15%, 7/15/11(a)	2,204	1,942,112
Masco Corp. 4.80%, 6/15/15(a)	4,795	3,241,051
6.125%, 10/03/16(a)	5,040	3,471,426
Tyco International Finance SA 6.00%, 11/15/13(a)	1,250	1,175,519
8.50%, 1/15/19(a)	1,265	1,320,266
Waste Management, Inc. 6.875%, 5/15/09(a)	1,435	1,443,939

		24,095,605

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	281

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Communications - Media – 1.9%
BSKYB Finance UK PLC 5.625%, 10/15/15(a)(b)	$3,710	$3,300,027
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22(a)	2,746	2,973,130
Comcast Cable Communications, Inc. 6.875%, 6/15/09(a)	1,463	1,472,899
Comcast Corp. 5.30%, 1/15/14(a)	3,203	3,094,204
5.50%, 3/15/11(a)	2,767	2,807,312
News America Holdings, Inc. 6.55%, 3/15/33(a)	1,383	1,093,376
Reed Elsevier Capital, Inc. 8.625%, 1/15/19(a)	1,345	1,347,858
RR Donnelley & Sons Co. 4.95%, 4/01/14(a)	710	534,255
Time Warner Entertainment Co. 8.375%, 3/15/23(a)	4,950	4,811,093
WPP Finance Corp. 5.875%, 6/15/14(a)	376	327,180

		21,761,334

Communications - Telecommunications – 5.0%
AT&T Corp. 8.00%, 11/15/31(a)	295	323,430
AT&T, Inc. 4.125%, 9/15/09(a)	2,135	2,157,249
British Telecommunications PLC 8.625%, 12/15/10(a)	4,581	4,773,613
Embarq Corp. 6.738%, 6/01/13(a)	3,425	3,219,500
7.082%, 6/01/16(a)	7,985	7,186,500
New Cingular Wireless Services, Inc. 8.75%, 3/01/31(a)	2,294	2,512,444
Pacific Bell Telephone Co. 6.625%, 10/15/34(a)	6,250	5,588,031
Qwest Corp. 7.50%, 10/01/14(a)	3,270	2,906,213
7.875%, 9/01/11(a)	3,735	3,678,975
8.875%, 3/15/12(a)	2,780	2,738,300
Telecom Italia Capital SA 4.00%, 1/15/10(a)	2,995	2,942,959
6.375%, 11/15/33(a)	375	279,900
US Cellular Corp. 6.70%, 12/15/33(a)	4,720	3,387,124

282	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Verizon Communications, Inc. 4.90%, 9/15/15(a)	$2,540	$2,385,187
5.25%, 4/15/13(a)	2,310	2,345,165
Verizon New Jersey, Inc. Series A 5.875%, 1/17/12(a)	2,259	2,267,019
Vodafone Group PLC 5.50%, 6/15/11(a)	3,015	3,057,496
7.75%, 2/15/10(a)	4,075	4,235,323

		55,984,428

Consumer Cyclical - Other – 0.8%
Marriott International, Inc. Series J 5.625%, 2/15/13(a)	4,120	3,523,436
MDC Holdings, Inc. 5.50%, 5/15/13(a)	4,540	3,791,104
Wyndham Worldwide Corp. 6.00%, 12/01/16(a)	4,535	2,196,650

		9,511,190

Consumer Non-Cyclical – 2.9%
Avon Products, Inc. 6.50%, 3/01/19	2,850	2,790,731
Baxter FinCo BV 4.75%, 10/15/10(a)	3,753	3,854,526
Bunge Ltd. Finance Corp. 5.10%, 7/15/15(a)	1,711	1,334,667
5.875%, 5/15/13(a)	2,720	2,391,206
Cadbury Schweppes US Finance LLC 5.125%, 10/01/13(a)(b)	3,480	3,216,550
ConAgra Foods, Inc. 7.875%, 9/15/10(a)	641	677,647
Fortune Brands, Inc. 4.875%, 12/01/13(a)	2,016	1,846,188
Kraft Foods, Inc. 4.125%, 11/12/09(a)	3,245	3,282,172
5.25%, 10/01/13(a)	4,355	4,427,324
The Kroger Co. 6.80%, 12/15/18(a)	2,175	2,243,619
Reynolds American, Inc. 7.25%, 6/01/13(a)	3,730	3,561,038
Safeway, Inc. 6.50%, 3/01/11(a)	453	474,098
Wyeth 5.50%, 2/01/14(a)	2,212	2,328,241

		32,428,007

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	283

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Energy – 1.8%
Amerada Hess Corp. 7.875%, 10/01/29(a)	$3,628	$3,432,451
Canadian Natural Resources Ltd. 5.15%, 2/01/13(a)	1,220	1,166,464
ConocoPhillips 6.375%, 3/30/09(a)	1,854	1,859,353
Nabors Industries, Inc. 9.25%, 1/15/19(a)(b)	2,995	2,752,186
Noble Energy, Inc. 8.25%, 3/01/19(a)	2,858	2,869,409
The Premcor Refining Group, Inc. 7.50%, 6/15/15(a)	2,115	2,040,552
Valero Energy Corp. 6.875%, 4/15/12(a)	3,943	3,986,456
Weatherford International Ltd. 5.15%, 3/15/13(a)	1,600	1,467,582

		19,574,453

Technology – 1.4%
Computer Sciences Corp. 5.50%, 3/15/13(a)(b)	2,290	2,191,157
Electronic Data Systems Corp. 7.45%, 10/15/29(a)	1,555	1,721,309
Series B 6.00%, 8/01/13(a)	5,930	6,259,987
International Business Machines Corp. Series MTN 4.375%, 6/01/09(a)	455	456,371
Motorola, Inc. 6.50%, 9/01/25(a)	1,800	1,033,740
7.50%, 5/15/25(a)	290	154,748
7.625%, 11/15/10(a)	146	139,080
Xerox Capital Trust I 8.00%, 2/01/27(a)	4,410	3,297,247

		15,253,639

Transportation - Railroads – 0.2%
Canadian Pacific Railway Co. 6.50%, 5/15/18(a)	935	821,335
Norfolk Southern Corp. 6.20%, 4/15/09(a)	1,770	1,771,326

		2,592,661

		205,452,110

284	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 18.3%
Banking – 11.4%
American Express Centurion Series MTN 4.375%, 7/30/09(a)	$2,567	$2,537,780
American Express Co. 4.75%, 6/17/09(a)	1,922	1,919,845
ANZ National International Ltd. 6.20%, 7/19/13(a)(b)	1,890	1,811,735
Bank of America Corp. 4.875%, 1/15/13(a)	4,230	3,711,597
Bank of Tokyo-Mitsubishi UFJ L 7.40%, 6/15/11(a)	170	175,519
BankAmerica Capital II Series 2 8.00%, 12/15/26(a)	1,950	1,159,698
Barclays Bank PLC 8.55%, 6/15/11(a)(b)(c)	961	348,816
The Bear Stearns Co., Inc. 5.55%, 1/22/17(a)	5,410	4,815,409
Capital One Bank 5.00%, 6/15/09(a)	4,275	4,238,556
6.50%, 6/13/13(a)	2,990	2,772,445
Capital One Financial Corp. 5.50%, 6/01/15(a)	484	402,171
6.75%, 9/15/17(a)	383	336,570
Citigroup, Inc. 1.42%, 6/09/09(a)(d)	421	412,470
4.625%, 8/03/10(a)	2,357	2,162,962
5.50%, 4/11/13(a)	2,900	2,625,976
6.50%, 8/19/13(a)	2,770	2,582,463
Compass Bank 5.50%, 4/01/20(a)	4,989	3,356,465
Countrywide Financial Corp. 6.25%, 5/15/16(a)	1,806	1,518,768
Series MTN 5.80%, 6/07/12(a)	1,272	1,165,690
Countrywide Home Loans, Inc. Series MTNL 4.00%, 3/22/11(a)	1,151	1,072,443
Credit Suisse First Boston USA, Inc. 5.50%, 8/15/13(a)	1,128	1,108,897
Deutsche Bank AG London 5.00%, 10/12/10(a)	4,225	4,226,910
The Goldman Sachs Group, Inc. 4.75%, 7/15/13(a)	3,441	3,149,444
5.125%, 1/15/15(a)	1,590	1,421,989

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	285

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

7.35%, 10/01/09(a)	$899	$912,487
7.50%, 2/15/19(a)	2,855	2,827,718
Huntington National Bank Series BKNT 4.375%, 1/15/10(a)	517	496,863
JP Morgan Chase & Co. 6.75%, 2/01/11(a)	6,200	6,335,817
JP Morgan Chase Capital XXV Series Y 6.80%, 10/01/37(a)	733	547,419
KeyBank NA Series BKNT 7.00%, 2/01/11(a)	3,140	3,103,485
Marshall & Ilsley Bank Series BKNT 5.00%, 1/17/17(a)	3,700	2,525,342
Marshall & Ilsley Corp. 4.375%, 8/01/09(a)	3,377	3,358,112
5.626%, 8/17/09(a)	2,022	2,019,022
Merrill Lynch & Co., Inc. 6.05%, 5/16/16(a)	1,607	1,166,912
Morgan Stanley 5.05%, 1/21/11(a)	4,375	4,314,677
6.60%, 4/01/12(a)	2,565	2,546,919
6.75%, 4/15/11(a)	4,135	4,151,945
Series MTN 5.625%, 1/09/12(a)	3,940	3,800,390
MUFG Capital Finance 1 Ltd. 6.346%, 7/25/16(a)(c)	250	172,128
National City Bank of Cleveland Ohio Series BKNT 6.20%, 12/15/11(a)	4,225	4,119,058
6.25%, 3/15/11(a)	4,245	4,147,212
Regions Financial Corp. 6.375%, 5/15/12(a)	4,250	3,859,408
Resona Bank Ltd. 5.85%, 4/15/16(a)(b)(c)	330	150,150
Resona Preferred Global Securities 7.191%, 7/30/15(a)(b)(c)	619	266,829
Royal Bank of Scotland Group PLC 6.40%, 4/01/09(a)	2,824	2,811,411
SouthTrust Corp. 5.80%, 6/15/14(a)	3,315	3,003,354
Standard Chartered PLC 6.409%, 1/30/17(a)(b)(c)	4,800	1,519,478
Suntrust Bank Series CD 1.381%, 6/02/09(a)(d)	591	578,908

286	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

UBS Preferred Funding Trust I 8.622%, 10/01/10(a)(c)	$2,319	$836,760
UFJ Finance Aruba AEC 6.75%, 7/15/13(a)	1,913	1,913,945
Union Bank of California Series BKNT 5.95%, 5/11/16(a)	1,005	899,041
Union Planters Corp. 7.75%, 3/01/11(a)	2,817	2,737,175
US Bancorp 5.30%, 4/28/09(a)	4,260	4,266,833
Wachovia Corp. 5.35%, 3/15/11(a)	2,205	2,217,099
Series MTN 5.50%, 5/01/13(a)	4,155	4,000,924
Wells Fargo & Co. 4.20%, 1/15/10(a)	1,808	1,805,724
Zions Banc Corp. 5.50%, 11/16/15(a)	1,420	960,437

		127,407,600

Finance – 2.6%
American General Finance Corp. Series MTNG 5.375%, 9/01/09(a)	1,705	1,217,017
Series MTNI 4.625%, 5/15/09(a)	2,620	2,252,013
CIT Group, Inc. 5.85%, 9/15/16(a)	4,960	2,660,524
General Electric Capital Corp. 4.80%, 5/01/13(a)	4,955	4,667,149
Series MTNA 4.375%, 11/21/11(a)	3,613	3,538,211
HSBC Finance Corp. 7.00%, 5/15/12(a)	2,095	2,083,249
International Lease Finance Corp. 6.375%, 3/15/09(a)	4,190	4,000,269
Series MTN 5.65%, 6/01/14(a)	524	306,460
SLM Corp. Series MTN 5.125%, 8/27/12(a)	1,145	756,269
5.40%, 10/25/11(a)	3,309	2,448,660
Series MTNA 5.375%, 1/15/13 - 5/15/14(a)	8,395	5,223,858

		29,153,679

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	287

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Insurance – 2.6%
Allied World Assurance Co. Holdings Ltd. 7.50%, 8/01/16(a)	$1,820	$1,285,894
Allstate Life Global Funding Trust Series 04-1 4.50%, 5/29/09(a)	1,884	1,885,340
Assurant, Inc. 5.625%, 2/15/14(a)	1,028	848,754
Berkshire Hathaway Finance Corp. 4.20%, 12/15/10(a)	1,656	1,690,690
GE Insurance Solutions Corp. 7.00%, 2/15/26(a)	3,065	2,404,235
Genworth Financial, Inc. 5.231%, 5/16/09(a)	1,342	1,323,097
Series MTN 6.515%, 5/22/18(a)	4,100	1,785,136
Humana, Inc. 6.30%, 8/01/18(a)	1,094	885,710
Liberty Mutual Group, Inc. 5.75%, 3/15/14(a)(b)	2,683	2,152,936
Prudential Financial, Inc. Series MTN 5.15%, 1/15/13(a)	2,545	2,276,899
UnitedHealth Group, Inc. 4.125%, 8/15/09(a)	1,589	1,589,302
5.25%, 3/15/11(a)	4,300	4,339,951
WellPoint, Inc. 4.25%, 12/15/09(a)	4,327	4,315,979
XL Capital Ltd. 5.25%, 9/15/14(a)	4,520	2,845,087

		29,629,010

REITS – 1.7%
ERP Operating LP 5.25%, 9/15/14(a)	4,570	3,850,243
HCP, Inc. 6.00%, 1/30/17(a)	4,630	3,126,482
Health Care REIT, Inc. 6.20%, 6/01/16(a)	3,980	3,081,535
Healthcare Realty Trust, Inc. 5.125%, 4/01/14(a)	2,373	1,852,081
Simon Property Group LP 5.00%, 3/01/12(a)	4,335	3,867,891
5.625%, 8/15/14(a)	3,236	2,777,378

		18,555,610

		204,745,899

288	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Utility – 3.3%
Electric – 2.1%
Carolina Power & Light Co. 6.50%, 7/15/12(a)	$4,720	$4,879,423
Exelon Corp. 6.75%, 5/01/11(a)	1,295	1,295,150
FirstEnergy Corp. Series B 6.45%, 11/15/11(a)	1,300	1,298,635
Series C 7.375%, 11/15/31(a)	2,291	1,955,334
FPL Group Capital, Inc. 5.625%, 9/01/11(a)	2,855	3,009,861
MidAmerican Energy Holdings Co. 5.875%, 10/01/12(a)	2,638	2,718,158
Nisource Finance Corp. 6.80%, 1/15/19(a)	4,345	3,407,275
7.875%, 11/15/10(a)	1,656	1,621,844
Pacific Gas & Electric Co. 4.80%, 3/01/14(a)	1,700	1,735,059
SPI Electricity & Gas Australia Holdings Pty Ltd. 6.15%, 11/15/13(a)(b)	1,447	1,433,161

		23,353,900

Natural Gas – 1.0%
Duke Energy Field Services Corp. 7.875%, 8/16/10(a)	506	512,058
Energy Transfer Partners LP 6.70%, 7/01/18(a)	3,640	3,286,115
7.50%, 7/01/38(a)	4,135	3,464,291
Enterprise Products Operating LLC Series B 5.60%, 10/15/14(a)	1,278	1,186,698
Williams Cos, Inc. 7.125%, 9/01/11(a)	2,285	2,227,875

		10,677,037

Other Utility – 0.2%
Veolia Environnement 6.00%, 6/01/18(a)	2,785	2,599,238

		36,630,175

Non Corporate Sectors – 0.5%
Agencies - Not Government Guaranteed – 0.5%
Gaz Capital SA 6.212%, 11/22/16(a)(b)	7,890	5,156,667

Total Corporates - Investment Grades (cost $509,336,128)		451,984,851

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	289

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

MORTGAGE PASS-THRU’S – 26.1%
Agency Fixed Rate 30-Year – 25.4%
Federal Home Loan Mortgage Corp. Gold. Series 2005 4.50%, 8/01/35 - 10/01/35(a)	$3,669	$3,678,554
5.50%, 1/01/35(a)	10,844	11,139,463
Series 2006 4.50%, 1/01/36 - 5/01/36(a)	183	183,128
7.00%, 8/01/36 - 10/01/36(a)	1,216	1,288,729
Series 2007 5.50%, 7/01/35(a)	5,612	5,773,091
7.00%, 2/01/37(a)	11,587	12,283,578
Series 2008 6.50%, 5/01/35(a)	5,593	5,901,908
Federal National Mortgage Association Series 2003 5.00%, 11/01/33(a)	15,479	15,807,697
5.50%, 4/01/33 - 7/01/33(a)	20,838	21,431,615
Series 2004 5.50%, 4/01/34 - 11/01/34(a)	15,892	16,334,240
Series 2005 4.50%, 8/01/35 - 10/01/35(a)	24,174	24,256,611
5.50%, 2/01/35(a)	3,835	3,944,007
6.00%, 4/01/35(a)	12,406	12,879,282
Series 2006 5.00%, 1/01/36 - 2/01/36(a)	19,979	20,371,608
6.00%, 11/01/36(a)	23,662	24,484,259
6.50%, 9/01/36(a)	31,584	33,076,616
Series 2007 4.50%, 9/01/35 - 8/01/37(a)	14,008	14,077,385
5.50%, 8/01/37(a)	27,949	28,745,115
Series 2008 6.00%, 3/01/37(a)	27,250	28,213,546

		283,870,432

Agency ARMS – 0.7%
Federal Home Loan Mortgage Corp. Series 2006 5.811%, 12/01/36(a)(d)	1,628	1,686,279
Series 2007 5.979%, 2/01/37(a)(d)	5,587	5,810,349

		7,496,628

Total Mortgage Pass - Thru’s (cost $281,545,845)		291,367,060

290	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 15.3%
Non-Agency Fixed Rate CMBS – 15.2%
Banc of America Commercial Mortgage, Inc. Series 2001-PB1, Class A2 5.787%, 5/11/35(a)	$816	$790,979
Series 2004-4, Class A3 4.128%, 7/10/42(a)	996	969,429
Series 2004-6, Class A2 4.161%, 12/10/42(a)	3,729	3,555,541
Series 2006-5, Class A4 5.414%, 9/10/47(a)	7,680	5,044,015
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-PWR7, Class A3 5.116%, 2/11/41(a)	2,500	1,866,549
Series 2005-T18, Class A4 4.933%, 2/13/42(a)	4,235	3,206,276
Series 2006-PW12, Class A4 5.718%, 9/11/38(a)	2,285	1,639,584
Series 2007-PW18, Class A4 5.70%, 6/11/50(a)	8,425	5,362,277
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.096%, 12/10/49(a)	8,585	5,532,203
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4 5.306%, 12/10/46(a)	3,065	1,977,993
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-CK2, Class A2 3.861%, 3/15/36(a)	71	69,445
Series 2004-C1, Class A4 4.75%, 1/15/37(a)	1,815	1,478,919
Series 2005-C1, Class A4 5.014%, 2/15/38(a)	1,516	1,165,582
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3 5.467%, 9/15/39(a)	6,475	3,669,959
Series 2006-C5, Class A3 5.311%, 12/15/39(a)	4,500	2,733,398
GE Capital Commercial Mortgage Corp. Series 2005-C3, Class A3FX 4.863%, 7/10/45(a)	3,265	3,028,942

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	291

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Greenwich Capital Commercial Funding Corp. Series 2003-C1, Class A4 4.111%, 7/05/35(a)	$1,102	$928,604
Series 2005-GG3, Class A2 4.305%, 8/10/42(a)	1,813	1,733,126
Series 2007-GG11, Class A4 5.736%, 12/10/49(a)	1,470	919,839
Series 2007-GG9, Class A4 5.444%, 3/10/39(a)	9,020	5,650,844
GS Mortgage Securities Corp. II Series 2006-GG8, Class A2 5.479%, 11/10/39(a)	8,400	6,882,881
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class A2 4.302%, 1/15/38(a)	1,720	1,454,414
Series 2005-LDP1, Class A4 5.038%, 3/15/46(a)	1,846	1,379,500
Series 2005-LDP3, Class A2 4.851%, 8/15/42(a)	2,810	2,519,014
Series 2005-LDP4, Class A2 4.79%, 10/15/42(a)	1,294	1,190,954
Series 2006-CB14, Class A4 5.481%, 12/12/44(a)	4,158	2,605,293
Series 2006-CB15, Class A4 5.814%, 6/12/43(a)	7,100	4,467,539
Series 2006-CB17, Class A4 5.429%, 12/12/43(a)	8,580	5,175,601
Series 2007-LD11, Class A2 5.804%, 6/15/49(a)	9,010	6,829,424
LB-UBS Commercial Mortgage Trust Series 2003-C3, Class A4 4.166%, 5/15/32(a)	4,900	4,110,689
Series 2004-C2, Class A4 4.367%, 3/15/36(a)	7,760	5,922,543
Series 2004-C4, Class A4 5.227%, 6/15/29(a)	6,015	4,812,467
Series 2004-C8, Class A2 4.201%, 12/15/29(a)	1,074	1,042,551
Series 2005-C1, Class A4 4.742%, 2/15/30(a)	4,209	3,270,758
Series 2005-C7, Class A4 5.197%, 11/15/30(a)	2,380	1,760,214
Series 2006-C1, Class A4 5.156%, 2/15/31(a)	6,557	4,489,842
Series 2006-C6, Class A4 5.372%, 9/15/39(a)	8,090	5,257,194

292	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2007-C1, Class A4 5.424%, 2/15/40(a)	$5,725	$3,498,358
Series 2008-C1, Class A2 6.149%, 4/15/41(a)	4,785	3,039,471
Merrill Lynch Mortgage Trust Series 2005-CKI1, Class A6 5.242%, 11/12/37(a)	2,100	1,536,284
Series 2005-MKB2, Class A2 4.806%, 9/12/42(a)	2,230	2,135,594
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1, Class A2 5.439%, 2/12/39(a)	5,385	4,652,225
Series 2006-2, Class A4 5.909%, 6/12/46(a)	3,075	2,122,354
Series 2007-9, Class A4 5.70%, 9/12/49(a)	8,644	5,046,676
Morgan Stanley Capital I Series 2004-HQ4, Class A5 4.59%, 4/14/40(a)	6,500	5,798,109
Series 2005-HQ5, Class A4 5.168%, 1/14/42(a)	5,186	3,877,631
Series 2007-HQ13, Class A3 5.569%, 12/15/44(a)	8,155	4,740,493
Series 2007-IQ15, Class A4 5.881%, 6/11/49(a)	4,030	2,417,438
Series 2007-T27, Class A4 5.65%, 6/11/42(a)	9,860	6,660,014
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A3 5.765%, 7/15/45(a)	8,565	5,866,082
Series 2007-C32, Class A3 5.741%, 6/15/49(a)	6,885	3,595,837

		169,480,948

Non-Agency Floating Rate CMBS – 0.1%
GS Mortgage Securities Corp. II Series 2007-EOP, Class E 0.885%, 3/06/20(a)(b)(d)	1,855	1,215,169

Total Commercial Mortgage-Backed Securities (cost $239,793,564)		170,696,117

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	293

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES – 2.8%
Germany – 0.5%
Landwirtschaftliche Rentenbank 5.125%, 3/14/16 - 2/01/17(a)		$5,490	$5,953,368

South Korea – 0.1%
Korea Development Bank 4.625%, 9/16/10(a)		1,335	1,299,218

United Kingdom – 1.7%
Barclays Bank PLC Series EMTN 2.875%, 12/23/11(a)	GBP	3,095	4,462,838
Lloyds TSB Bank PLC Series EMTN 4.00%, 11/17/11(a)		971	1,445,511
Royal Bank of Scotland PLC Series EMTN 4.125%, 11/14/11(a)		1,838	2,741,221
Bank of Scotland PLC Series EMTN 4.625%, 11/04/11(a)		6,354	9,643,709

			18,293,279

United States – 0.5%
General Electric Capital Corp. 2.75%, 12/07/11(a)		4,050	5,825,736

Total Governments - Sovereign Agencies (cost $31,804,512)			31,371,601

GOVERNMENTS - TREASURIES – 2.8%
United Kingdom – 1.8%
United Kingdom Gilt 4.50%, 3/07/13(a)		$8,070	12,580,770
5.00%, 3/07/12(a)		4,620	7,215,470

			19,796,240

United States – 1.0%
U.S. Treasury Bonds 4.50%, 2/15/36(a)		10,266	11,369,817

Total Governments - Treasuries (cost $29,932,720)			31,166,057

294	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 2.3%
United States – 2.3%
U.S. Treasury Notes 3.00%, 7/15/12 (TIPS)(a) (cost $27,076,327)	$24,858	$25,743,390

GOVERNMENTS - SOVEREIGN BONDS – 2.0%
Brazil – 0.8%
Republic of Brazil 8.25%, 1/20/34(a)	8,475	9,195,375

Peru – 0.7%
Republic of Peru 8.375%, 5/03/16(a)	1,995	2,224,425
9.875%, 2/06/15(a)	4,245	5,030,325

		7,254,750

Russia – 0.5%
Russian Federation 7.50%, 3/31/30(a)(b)	6,469	5,704,929

Total Governments - Sovereign Bonds (cost $22,841,151)		22,155,054

AGENCIES – 1.6%
Agency Debentures – 1.6%
Federal National Mortgage Association 6.25%, 5/15/29(a)	12,375	15,337,253
6.625%, 11/15/30(a)	1,710	2,227,728

Total Agencies (cost $16,627,372)		17,564,981

CORPORATES - NON-INVESTMENT GRADES – 1.3%
Industrial – 1.3%
Basic – 0.0%
Westvaco Corp. 8.20%, 1/15/30(a)	670	511,985

Capital Goods – 0.3%
Mohawk Industries, Inc. 6.375%, 1/15/16(a)	4,515	3,362,424

Consumer Cyclical - Other – 0.9%
Starwood Hotels & Resorts Worldwide, Inc. 6.25%, 2/15/13(a)	4,520	3,570,800

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	295

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

7.375%, 11/15/15(a)	$3,621	$2,733,855
7.875%, 5/01/12(a)	3,776	3,266,240

		9,570,895

Transportation - Airlines – 0.1%
UAL Pass Through Trust Series 2007-1 Series 071A 6.636%, 7/02/22(a)	1,722	1,240,133

		14,685,437

Financial Institutions – 0.0%
Banking – 0.0%
RBS Capital Trust III 5.512%, 9/30/14(a)(c)	562	112,400

Total Corporates - Non-Investment Grades (cost $19,032,408)		14,797,837

CMOS – 1.2%
Non-Agency ARMS – 0.9%
Bear Stearns Alt-A Trust Series 2006-1, Class 22A1 5.313%, 2/25/36(a)(c)	3,400	1,503,714
Series 2006-3, Class 22A1 6.039%, 5/25/36(a)(c)	1,541	634,645
Series 2007-1, Class 21A1 5.693%, 1/25/47(a)(c)	2,259	942,269
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 5.12%, 5/25/35(a)(c)	3,820	2,323,271
Series 2006-AR1, Class 3A1 5.50%, 3/25/36(a)(d)	4,110	2,064,219
Deutsche Mortgage Securities, Inc. Series 2005-WF1, Class 1A1 5.102%, 6/26/35(a)(b)	2,272	1,943,593
Indymac Index Mortgage Loan Trust Series 2006-AR7, Class 4A1 6.012%, 5/25/36(a)(c)	1,957	725,580

		10,137,291

Non-Agency Floating Rate – 0.2%
Countrywide Alternative Loan Trust Series 2005-62, Class 2A1 2.823%, 12/25/35(a)(d)	1,484	652,881
Series 2006-OA14, Class 3A1 2.673%, 11/25/46(a)(d)	4,837	1,509,477
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class M1 1.004%, 2/25/35(a)(d)	2,993	188,567

296	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

JP Morgan Alternative Loan Trust Series 2006-S1, Class 3A1 0.584%, 3/25/36(a)(d)	$202	$182,933

		2,533,858

Agency Floating Rate – 0.1%
Fannie Mae Grantor Trust Series 2004-T5, Class AB4 0.659%, 5/28/35(a)(d)	392	340,883

Total CMOs (cost $29,207,167)		13,012,032

QUASI-SOVEREIGNS – 0.9%
Quasi-Sovereign Bonds – 0.9%
Russia – 0.9%
RSHB Capital SA for OJSC Russian Agricultural Bank 6.299%, 5/15/17(a)(b)	4,470	2,592,600
7.75%, 5/29/18(a)(b)	13,270	7,895,650

Total Quasi-Sovereigns (cost $17,184,343)		10,488,250

ASSET-BACKED SECURITIES – 0.6%
Home Equity Loans - Floating Rate – 0.4%
Asset Backed Funding Certificates Series 2003-WF1, Class A2 1.514%, 12/25/32(a)(d)	800	522,449
Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC4, Class M1 0.744%, 5/25/37(a)(d)	3,715	142,656
GE-WMC Mortgage Securities LLC Series 2005-2, Class A2B 0.644%, 12/25/35(a)(d)	374	336,794
HFC Home Equity Loan Asset Backed Certificates Series 2005-3, Class A1 0.73%, 1/20/35(a)(d)	976	645,911
Lehman XS Trust Series 2005-4, Class 1M1 0.974%, 10/25/35(a)(d)	4,865	321,843
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2A 0.594%, 4/25/37(a)(d)	2,644	2,098,257

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	297

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Option One Mortgage Loan Trust Series 2006-3, Class M1 0.704%, 2/25/37(a)(d)	$1,785	$45,161
RAAC Series Series 2006-SP3, Class A1 0.554%, 8/25/36(a)(d)	422	396,718
Residential Asset Mortgage Products, Inc. Series 2005-RS3, Class AIA2 0.644%, 3/25/35(a)(d)	182	156,792
Series 2005-RZ1, Class A2 0.674%, 4/25/35(a)(d)	403	298,540

		4,965,121

Home Equity Loans - Fixed Rate – 0.1%
Citifinancial Mortgage Securities, Inc. Series 2003-1, Class AFPT 3.36%, 1/25/33(a)	753	490,895
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB7, Class AF2 5.147%, 11/25/35(a)	145	144,220
Home Equity Mortgage Trust Series 2005-4, Class A3 4.742%, 1/25/36(a)	224	216,378
Residential Funding Mortgage Securities II, Inc. Series 2005-HI2, Class A3 4.46%, 5/25/35(a)	177	175,830

		1,027,323

Other ABS - Fixed Rate – 0.1%
DB Master Finance, LLC Series 2006-1, Class A2 5.779%, 6/20/31(a)(b)	1,000	650,411

Other ABS - Floating Rate – 0.0%
Petra CRE CDO Ltd. Series 2007-1A, Class C 1.574%, 2/25/47(a)(b)(d)	2,220	44,400
SLM Student Loan Trust Series 2003-C, Class A1 2.096%, 9/15/16(a)(d)	281	267,970

		312,370

Total Asset-Backed Securities (cost $20,876,900)		6,955,225

298	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

SUPRANATIONALS – 0.5%
European Investment Bank 4.875%, 2/15/36(a)	$1,970	$1,895,636
International Bank for Reconstruction & Development 9.25%, 7/15/17(a)	2,340	3,249,591

Total Supranationals (cost $5,118,433)		5,145,227

	Shares
SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(e) (cost $13,951,300)	13,951,300	13,951,300

Total Investments – 99.1% (cost $1,264,328,170)		1,106,398,982
Other assets less liabilities – 0.9%		10,560,886

Net Assets – 100.0%		$1,116,959,868

INTEREST RATE SWAP TRANSACTIONS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	$11,500	9/17/13	3 Month LIBOR	3.565%	$631,685

FINANCIAL FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr Futures	189	June 2009	$22,943,257	$22,685,906	$(257,351)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
British Pound settling 4/27/09	3	$3,608	$3,580	$28
British Pound settling 4/27/09	30,917	44,535,639	44,256,850	278,789

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	299

Intermediate Duration Bond Portfolio—Portfolio of Investments

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $1,089,656,950.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate market value of these securities amounted to $45,654,800 or 4.1% of net assets.

(c)	Variable rate coupon, rate shown as of February 28, 2009.

(d)	Floating Rate Security. Stated interest rate was in effect at February 28, 2009.

(e)	Investment in affiliated money market mutual fund.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the fund’s total exposure to subprime investments was 1.29%. These investments are valued in accordance with the fund’s Valuation Policies (see Note A.1. for additional details).

Currency Abbreviations:

GBP – Great British Pound

Glossary:

ABS – Asset-Backed Securities

ARMS – Adjustable Rate Mortgages

CMBS – Commercial Mortgage-Backed Securities

CMOS – Collateralized Mortgage Obligations

LIBOR – London Interbank Offered Rates

OJSC – Open Joint Stock Company

REITS – Real Estate Investment Trusts

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

300	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

INFLATION PROTECTED SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 99.3%
Inflation-Linked Securities – 99.3%
United States – 99.3%
U.S. Treasury Notes 1.625%, 1/15/15 – 1/15/18 (TIPS)	$107,118	$102,502,071
1.875%, 7/15/13 – 7/15/15 (TIPS)	99,255	97,947,641
2.00%, 7/15/14 – 1/15/26 (TIPS)	96,915	95,123,242
2.125%, 1/15/19 (TIPS)	14,688	14,751,808
2.375%, 1/15/17 (TIPS)	38,915	38,635,311
3.00%, 7/15/12 (TIPS)	66,494	68,862,963
3.375%, 1/15/12 (TIPS)	71,641	74,685,549
3.50%, 1/15/11 (TIPS)	22,424	23,153,273

Total Inflation-Linked Securities (cost $518,923,377)		515,661,858

	Shares
SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(a) (cost $2,074,724)	2,074,724	2,074,724

Total Investments – 99.7% (cost $520,998,101)		517,736,582
Other assets less liabilities – 0.3%		1,458,509

Net Assets – 100.0%		$519,195,091

(a)	Investment in affiliated money market mutual fund.

Glossary:

TIPS	– Treasury Inflation Protected Security

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	301

Inflation Protected Securities Portfolio—Portfolio of Investments

HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADES – 75.4%
Industrial – 58.4%
Basic – 4.7%
Arch Western Finance LLC 6.75%, 7/01/13(a)	$670	$626,450
Bowater Canada Finance Corp. 7.95%, 11/15/11(a)	3,630	471,900
Domtar Corp. 7.125%, 8/15/15(a)	2,500	1,700,000
Evraz Group SA 8.25%, 11/10/15(a)(b)	1,369	807,710
8.875%, 4/24/13(a)(b)	200	120,500
Georgia-Pacific Corp. 7.00%, 1/15/15(a)(b)	905	841,650
7.125%, 1/15/17(a)(b)	595	545,912
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 5.734%, 11/15/14(a)(c)	525	49,875
9.75%, 11/15/14(a)	525	68,250
Huntsman International LLC 7.875%, 11/15/14(a)	975	463,125
Ineos Group Holdings PLC 8.50%, 2/15/16(a)(b)	1,575	94,500
Jefferson Smurfit Corp. US 8.25%, 10/01/12(d)	630	50,400
Momentive Performance Materials, Inc. 10.125%, 12/01/14(a)(e)	880	242,111
NewMarket Corp. 7.125%, 12/15/16(a)	615	482,775
NewPage Corp. 10.00%, 5/01/12(a)	797	241,093
Novelis, Inc. 7.25%, 2/15/15(a)	4,070	1,271,875
Peabody Energy Corp. 5.875%, 4/15/16(a)	900	805,500
7.375%, 11/01/16(a)	1,095	1,067,625
Series B 6.875%, 3/15/13(a)	1,815	1,765,088
Smurfit-Stone Container Enterprises, Inc. 8.00%, 3/15/17(d)	2,650	231,875
Steel Capital SA for OAO Severstal 9.25%, 4/19/14(a)(b)	1,938	1,068,363
9.75%, 7/29/13(a)(b)	1,100	635,250
Steel Dynamics Inc. 7.75%, 4/15/16(a)(b)	2,730	2,102,100
Vedanta Resources PLC 8.75%, 1/15/14(a)(b)	2,600	1,820,000

		17,573,927

302	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Capital Goods – 5.5%
Alion Science and Technology Corp. 10.25%, 2/01/15(a)	$270	$81,000
AMH Holdings, Inc. 11.25%, 3/01/14(a)(f)	1,635	490,500
Berry Plastics Holding Corp. 8.875%, 9/15/14(a)	1,260	749,700
Bombardier, Inc. 6.30%, 5/01/14(a)(b)	3,015	2,020,050
8.00%, 11/15/14(a)(b)	2,120	1,505,200
Case Corp. 7.25%, 1/15/16(a)	2,935	2,010,475
Case New Holland, Inc. 7.125%, 3/01/14(a)	2,990	2,048,150
Crown Americas 7.625%, 11/15/13(a)	1,500	1,507,500
Hanson Ltd. 6.125%, 8/15/16(a)	706	314,279
L-3 Communications Corp. 5.875%, 1/15/15(a)	1,828	1,686,330
Series B 6.375%, 10/15/15(a)	340	321,300
Owens Brockway Glass Container, Inc. 6.75%, 12/01/14(a)	2,530	2,441,450
Owens Corning, Inc. 6.50%, 12/01/16(a)	1,210	889,170
7.00%, 12/01/36(a)	1,555	962,458
Plastipak Holdings, Inc. 8.50%, 12/15/15(a)(b)	990	702,900
Sequa Corp. 11.75%, 12/01/15(a)(b)	590	94,400
Terex Corp. 8.00%, 11/15/17(a)	786	632,730
United Rentals North America, Inc. 6.50%, 2/15/12(a)	1,155	906,675
7.75%, 11/15/13(a)	2,075	1,182,750

		20,547,017

Communications - Media – 7.4%
Allbritton Communications Co. 7.75%, 12/15/12(a)	1,351	607,950
AMC Entertainment, Inc. 11.00%, 2/01/16(a)	520	468,000
Cablevision Systems Corp. Series B 8.00%, 4/15/12(a)	2,387	2,309,422
CCH I LLC 11.00%, 10/01/15(a)	2,200	187,000
11.75%, 5/15/14(a)(f)	9,037	90,370

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	303

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Central European Media Enterprises Ltd. 8.25%, 5/15/12(a)(b)	EUR	398	$353,195
Charter Communications Operations LLC 8.00%, 4/30/12(a)(b)		$1,800	1,602,000
Clear Channel Communications, Inc. 5.50%, 9/15/14(a)		5,809	493,765
5.75%, 1/15/13(a)		1,641	139,485
CSC Holdings, Inc. 6.75%, 4/15/12(a)		2,565	2,462,400
7.625%, 7/15/18(a)		1,535	1,373,825
7.875%, 2/15/18(a)		640	576,000
Dex Media West LLC Series B 8.50%, 8/15/10(a)		444	208,680
DirecTV Holdings LLC 6.375%, 6/15/15(a)		2,311	2,097,233
Echostar DBS Corp. 6.375%, 10/01/11(a)		1,080	1,031,400
6.625%, 10/01/14(a)		970	873,000
7.125%, 2/01/16(a)		1,650	1,489,125
Idearc, Inc. 8.00%, 11/15/16(a)		7,690	115,350
Intelsat Bermuda Ltd. 11.25%, 6/15/16(a)		2,812	2,650,310
Lamar Media Corp. 6.625%, 8/15/15(a)		890	574,050
Liberty Media Corp. 5.70%, 5/15/13(a)		545	412,171
LIN Television Corp. 6.50%, 5/15/13(a)		725	377,000
Nielsen Finance LLC/Nielsen Finance Co. 12.50%, 8/01/16(a)(f)		755	294,450
Quebecor Media, Inc. 7.75%, 3/15/16(a)		3,255	2,652,825
Rainbow National Services LLC 8.75%, 9/01/12(a)(b)		1,224	1,225,530
10.375%, 9/01/14(a)(b)		473	484,234
RH Donnelley Corp. Series A-1 6.875%, 1/15/13(a)		705	29,962
Series A-2 6.875%, 1/15/13(a)		2,248	95,540
Series A-3 8.875%, 1/15/16(a)		2,740	123,300
Series A-4 8.875%, 10/15/17(a)		6,350	285,750
Sirius Satellite Radio, Inc. 9.625%, 8/01/13(a)		545	234,350

304	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Univision Communications, Inc. 7.85%, 7/15/11(a)	$1,190	$678,300
WDAC Subsidiary Corp. 8.375%, 12/01/14(a)(b)	982	186,580
WMG Holdings Corp. 9.50%, 12/15/14(a)(f)	3,196	1,102,620

		27,885,172

Communications - Telecommunications – 9.2%
American Tower Corp. 7.00%, 10/15/17(a)	310	303,800
Cincinnati Bell, Inc. 8.375%, 1/15/14(a)	1,740	1,592,100
Cricket Communications, Inc. 9.375%, 11/01/14(a)	2,085	1,902,563
Digicel Ltd. 9.25%, 9/01/12(a)(b)	2,227	2,009,868
Fairpoint Communications, Inc. 13.125%, 4/01/18(a)(b)	1,885	782,275
Frontier Communications Corp. 6.25%, 1/15/13(a)	1,977	1,799,070
9.00%, 8/15/31(a)	2,145	1,565,850
Inmarsat Finance PLC 7.625%, 6/30/12(a)	1,835	1,800,594
10.375%, 11/15/12(a)(f)	1,037	1,057,740
Level 3 Financing, Inc. 8.75%, 2/15/17(a)	2,360	1,351,100
9.25%, 11/01/14(a)	1,200	762,000
Mobile Telesystems Finance SA 8.00%, 1/28/12(a)(b)	2,858	2,343,950
Nextel Communications, Inc. Series D 7.375%, 8/01/15(a)	4,450	2,047,000
Qwest Capital Funding, Inc. 7.25%, 2/15/11(a)	4,029	3,837,622
Qwest Communications International, Inc. 7.50%, 2/15/14(a)	350	296,625
Sprint Capital Corp. 6.875%, 11/15/28(a)	3,815	2,107,787
8.75%, 3/15/32(a)	1,180	710,950
Sprint Nextel Corp. 6.00%, 12/01/16(a)	3,300	2,145,000
Time Warner Telecom Holdings, Inc. 9.25%, 2/15/14(a)	740	701,150
Vip Finance (Vimpelcom) 8.375%, 4/30/13(a)(b)	2,060	1,400,800

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	305

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Windstream Corp. 8.125%, 8/01/13(a)	$964	$935,080
8.625%, 8/01/16(a)	3,070	2,947,200

		34,400,124

Consumer Cyclical - Automotive – 3.2%
Affinia Group, Inc. 9.00%, 11/30/14(a)	45	20,250
Allison Transmission, Inc. 11.00%, 11/01/15(a)(b)	560	271,600
Ford Motor Co. 7.45%, 7/16/31(a)	5,020	941,250
Ford Motor Credit Co. 4.01%, 1/13/12(a)(c)	2,785	1,364,650
7.00%, 10/01/13(a)	4,474	2,203,606
8.00%, 12/15/16(a)	3,295	1,552,143
General Motors Corp. 8.25%, 7/15/23(a)	4,155	498,600
8.375%, 7/15/33(a)	6,705	888,412
The Goodyear Tire & Rubber Co. 8.625%, 12/01/11(a)	550	440,000
9.00%, 7/01/15(a)	1,307	986,785
Keystone Automotive Operations, Inc. 9.75%, 11/01/13(a)	1,436	502,600
Lear Corp. Series B 5.75%, 8/01/14(a)	1,835	348,650
8.50%, 12/01/13(a)	370	66,600
8.75%, 12/01/16(a)	3,010	511,700
Tenneco, Inc. 8.625%, 11/15/14(a)	465	65,100
TRW Automotive, Inc. 7.25%, 3/15/17(a)(b)	4,330	1,212,400
Visteon Corp. 7.00%, 3/10/14(a)	1,795	71,800

		11,946,146

Consumer Cyclical - Other – 5.6%
Beazer Homes USA, Inc. 8.375%, 4/15/12(a)	1,500	517,500
Boyd Gaming Corp. 7.75%, 12/15/12(a)	737	552,750
Broder Brothers Co. Series B 11.25%, 10/15/10(a)	642	149,265
DR Horton, Inc. 4.875%, 1/15/10(a)	250	237,500
6.50%, 4/15/16(a)	2,180	1,700,400

306	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Gaylord Entertainment Co. 8.00%, 11/15/13(a)	$1,307	$865,887
Greektown Holdings LLC 10.75%, 12/01/13(b)(d)	850	76,500
Harrah’s Operating Co. Inc 10.75%, 2/01/16(a)	5,146	720,440
Harrah’s Operating Co., Inc. 5.75%, 10/01/17(a)	514	30,840
6.50%, 6/01/16(a)	5,352	321,120
Host Hotels & Resorts LP 6.875%, 11/01/14(a)	385	287,787
Series Q 6.75%, 6/01/16(a)	2,935	2,113,200
KB Home 6.375%, 8/15/11(a)	600	525,000
Lennar Corp. Series B 5.60%, 5/31/15(a)	1,135	768,963
Levi Strauss & Co. 8.875%, 4/01/16(a)	742	567,630
MGM Mirage 6.625%, 7/15/15(a)	3,952	1,541,280
7.625%, 1/15/17(a)	2,080	832,000
8.375%, 2/01/11(a)	1,024	327,680
Mohegan Tribal Gaming Auth 7.125%, 8/15/14(a)	1,245	373,500
Penn National Gaming, Inc. 6.875%, 12/01/11(a)	1,496	1,436,160
Pulte Homes, Inc. 5.25%, 1/15/14(a)	1,090	882,900
Six Flags Operations, Inc. 12.25%, 7/15/16(a)(b)	316	175,380
Six Flags, Inc. 9.625%, 6/01/14(a)	763	141,155
Starwood Hotels & Resorts Worldwide, Inc. 6.25%, 2/15/13(a)	2,110	1,666,900
7.875%, 5/01/12(a)	539	466,235
Station Casinos, Inc. 6.625%, 3/15/18(a)	3,610	108,300
Turning Stone Resort Casino Enterprise 9.125%, 12/15/10(a)(b)	1,097	899,540
Universal City Development Partners 11.75%, 4/01/10(a)	610	468,175
Universal City Florida Holding Co. 8.375%, 5/01/10(a)	630	302,400
William Lyon Homes, Inc. 10.75%, 4/01/13(a)	1,597	319,400

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	307

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Wynn Las Vegas Capital Corp. 6.625%, 12/01/14(a)	$2,135	$1,505,175

		20,880,962

Consumer Cyclical - Restaurants – 0.1%
OSI Restaurant Partners, Inc. 10.00%, 6/15/15(a)	1,065	264,919
Sbarro, Inc. 10.375%, 2/01/15(a)	415	153,550

		418,469

Consumer Cyclical - Retailers – 1.6%
Autonation, Inc. 3.094%, 4/15/13(a)(c)	175	138,688
Burlington Coat Factory Warehouse Corp. 11.125%, 4/15/14(a)	555	144,300
Couche-Tard US/Finance 7.50%, 12/15/13(a)	1,006	950,670
Dollar General Corp. 10.625%, 7/15/15(a)	510	511,275
GSC Holdings Corp. 8.00%, 10/01/12(a)	1,290	1,290,000
Limited Brands, Inc. 5.25%, 11/01/14(a)	2,028	1,370,255
6.90%, 7/15/17(a)	845	562,585
Michaels Stores, Inc. 10.00%, 11/01/14(a)	1,345	458,981
11.375%, 11/01/16(a)	1,165	275,231
Rite Aid Corp. 6.875%, 8/15/13(a)	2,080	353,600

		6,055,585

Consumer Non-Cyclical – 7.7%
Aramark Corp. 8.50%, 2/01/15(a)	1,710	1,556,100
Bausch & Lomb, Inc. 9.875%, 11/01/15(a)(b)	740	671,550
Biomet, Inc. 11.625%, 10/15/17(a)	1,220	1,128,500
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15(a)	1,240	421,600
Community Health Systems, Inc. 8.875%, 7/15/15(a)	3,391	3,208,734
DaVita, Inc. 6.625%, 3/15/13(a)	950	926,250
7.25%, 3/15/15(a)	1,219	1,182,430
Dean Foods Co. 7.00%, 6/01/16(a)	921	874,950
Del Monte Corp. 6.75%, 2/15/15(a)	395	377,225

308	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Elan Finance PLC/Elan Finance Corp. 7.75%, 11/15/11(a)	$2,825	$2,408,313
Hanger Orthopedic Group, Inc. 10.25%, 6/01/14(a)	670	666,650
HCA, Inc. 6.375%, 1/15/15(a)	4,848	3,345,120
6.50%, 2/15/16(a)	1,520	1,018,400
6.75%, 7/15/13(a)	1,650	1,311,750
9.25%, 11/15/16(a)	1,000	915,000
9.625%, 11/15/16(a)(e)	2,665	2,225,275
Healthsouth Corp. 10.75%, 6/15/16(a)	980	982,450
IASIS Healthcare Corp. 8.75%, 6/15/14(a)	1,174	1,127,040
New Albertsons, Inc. 7.45%, 8/01/29(a)	2,220	1,798,200
Select Medical Corp. 7.625%, 2/01/15(a)	910	559,650
Stater Brothers Holdings 8.125%, 6/15/12(a)	594	589,545
Universal Hospital Services, Inc. 5.943%, 6/01/15(a)(c)	895	635,450
Viant Holdings, Inc. 10.12%, 7/15/17(a)(b)	567	283,500
Visant Corp. 7.625%, 10/01/12(a)	883	823,397

		29,037,079

Energy – 6.6%
Chesapeake Energy Corp. 6.50%, 8/15/17(a)	3,850	3,031,875
6.625%, 1/15/16(a)	2,195	1,794,413
6.875%, 1/15/16(a)	270	222,075
7.50%, 9/15/13(a)	805	718,462
CIE Generale De Geophysique 7.50%, 5/15/15(a)	1,285	1,005,513
7.75%, 5/15/17(a)	195	151,125
Complete Production Services, Inc. 8.00%, 12/15/16(a)	1,325	896,031
Energy XXI Gulf Coast, Inc. 10.00%, 6/15/13(a)	1,145	440,825
Forest Oil Corp. 7.25%, 6/15/19(a)	2,790	2,232,000
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75%, 11/01/15(a)(b)	1,425	1,090,125
Newfield Exploration Co. 7.125%, 5/15/18(a)	1,635	1,438,800

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	309

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

OPTI Canada, Inc. 8.25%, 12/15/14(a)		$1,108	$376,720
PetroHawk Energy Corp. 9.125%, 7/15/13(a)		2,806	2,651,670
Pioneer Natural Resources Co. 5.875%, 7/15/16(a)		1,495	1,140,287
Plains Exploration & Production Co. 7.75%, 6/15/15(a)		2,615	2,392,725
Pride International, Inc. 7.375%, 7/15/14(a)		634	630,830
Range Resources Corp. 7.50%, 5/15/16(a)		940	869,500
Southwestern Energy Co. 7.50%, 2/01/18(a)(b)		1,025	968,625
Tesoro Corp. 6.25%, 11/01/12(a)		1,180	1,014,800
6.50%, 6/01/17(a)		2,160	1,663,200

			24,729,601

Other Industrial – 0.8%
Central European Distribution Corp. 8.00%, 7/25/12(a)(b)	EUR	173	159,279
Noble Group Ltd. 6.625%, 3/17/15(a)(b)		$2,000	1,240,000
RBS Global, Inc. and Rexnord Corp. 9.50%, 8/01/14(a)		1,105	933,725
Sensus Metering Systems, Inc. 8.625%, 12/15/13(a)		655	537,100

			2,870,104

Services – 1.6%
Expedia, Inc. 8.50%, 7/01/16(a)(b)		1,070	877,400
Realogy Corp. 10.50%, 4/15/14(a)		2,530	531,300
Service Corp. International 6.75%, 4/01/16(a)		3,825	3,480,750
Ticketmaster Entertainment, Inc. 10.75%, 7/28/16(a)(b)		510	367,200
Travelport LLC 9.875%, 9/01/14(a)		535	216,675
West Corp. 9.50%, 10/15/14(a)		500	350,000

			5,823,325

Technology – 3.3%
Amkor Technology, Inc. 9.25%, 6/01/16(a)		2,210	1,248,650
Avago Technologies Finance 10.125%, 12/01/13(a)		755	636,088

310	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

CA, Inc. 4.75%, 12/01/09(a)	$965	$965,000
First Data Corp. 9.875%, 9/24/15(a)	1,341	737,550
Flextronics International Ltd. 6.50%, 5/15/13(a)	1,418	1,251,385
Freescale Semiconductor, Inc. 8.875%, 12/15/14(a)	4,530	815,400
10.125%, 12/15/16(a)	2,625	341,250
Iron Mountain, Inc. 6.625%, 1/01/16(a)	1,360	1,264,800
7.75%, 1/15/15(a)	950	942,875
Lucent Technologies, Inc. 6.45%, 3/15/29(a)	1,260	456,750
NXP BV / NXP Funding LLC 3.844%, 10/15/13(a)(c)	1,000	160,000
9.50%, 10/15/15(a)	445	37,825
Seagate Technology HDD Holding 6.375%, 10/01/11(a)	2,143	1,446,525
Serena Software, Inc. 10.375%, 3/15/16(a)	875	518,437
Sungard Data Systems, Inc. 9.125%, 8/15/13(a)	1,712	1,455,200

		12,277,735

Transportation - Airlines – 0.6%
AMR Corp. 9.00%, 8/01/12(a)	1,570	989,100
Continental Airlines, Inc. 8.75%, 12/01/11(a)	1,330	851,200
Series RJO3 7.875%, 7/02/18(a)	532	314,134

		2,154,434

Transportation - Railroads – 0.3%
Trinity Industries, Inc. 6.50%, 3/15/14(a)	1,300	1,079,000

Transportation - Services – 0.2%
Avis Budget Car Rental 7.75%, 5/15/16(a)	1,660	332,000
Hertz Corp. 8.875%, 1/01/14(a)	1,145	561,050

		893,050

		218,571,730

Utility – 9.2%
Electric – 7.7%
The AES Corp. 7.75%, 3/01/14(a)	2,430	2,180,925

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	311

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

8.00%, 10/15/17(a)	$2,740	$2,329,000
8.75%, 5/15/13(a)(b)	140	135,800
CMS Energy Corp. 8.50%, 4/15/11(a)	835	842,723
Dynegy Holdings, Inc. 7.75%, 6/01/19(a)	3,360	2,032,800
8.375%, 5/01/16(a)	1,680	1,066,800
Dynegy Roseton/Danskammer Pass Through Trust Series A 7.27%, 11/08/10(a)	183	173,777
Series B 7.67%, 11/08/16(a)	1,222	916,500
Edison Mission Energy 7.00%, 5/15/17(a)	2,840	2,399,800
7.50%, 6/15/13(a)	1,360	1,247,800
7.75%, 6/15/16(a)	1,695	1,542,450
Energy Future Holdings Corp. 10.875%, 11/01/17(a)	1,545	880,650
Mirant Americas Generation LLC 8.50%, 10/01/21(a)	2,925	2,281,500
NRG Energy, Inc. 7.25%, 2/01/14(a)	420	395,850
7.375%, 2/01/16 - 1/15/17(a)	4,305	3,977,950
Reliant Energy, Inc. 6.75%, 12/15/14(a)	598	526,240
7.625%, 6/15/14(a)	2,265	1,642,125
7.875%, 6/15/17(a)	1,840	1,338,600
Texas Competitive Electric Holdings Co. LLC Series A 10.25%, 11/01/15(a)	2,151	1,086,255
TXU Corp. Series P 5.55%, 11/15/14(a)	1,957	859,416
Series Q 6.50%, 11/15/24(a)	3,106	799,404

		28,656,365

Natural Gas – 1.5%
El Paso Corp. 7.375%, 12/15/12(a)	1,245	1,153,582
7.75%, 1/15/32(a)	1,355	1,040,154
Enterprise Products Operating LLC 8.375%, 8/01/66(a)(g)	2,535	1,711,125
Kinder Morgan Finance Co. 5.70%, 1/05/16(a)	1,135	987,450

312	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Regency Energy Partners 8.375%, 12/15/13(a)	$1,089	$906,592

		5,798,903

		34,455,268

Credit Default Index Holdings – 4.9%
DJ CDX.NA.HY-100 – 4.9%
CDX North America High Yield Series 8-T1 7.625%, 6/29/12(a)(b)	17,100	14,535,000
Dow Jones CDX HY Series 5-T2 7.25%, 12/29/10(a)(b)	4,312	3,854,025

		18,389,025

Financial Institutions – 2.9%
Brokerage – 0.1%
E*Trade Financial Corp. 7.375%, 9/15/13(a)	680	217,600

Finance – 2.1%
GMAC LLC 6.75%, 12/01/14(a)(b)	1,657	804,606
6.875%, 9/15/11(a)(b)	4,435	2,887,176
8.00%, 11/01/31(a)(b)	1,332	597,962
iStar Financial, Inc. 5.15%, 3/01/12(a)	2,500	950,000
Residential Capital LLC 8.375%, 6/30/10(a)	1,625	650,000
9.625%, 5/15/15(a)(b)	5,320	2,021,600

		7,911,344

Insurance – 0.2%
Crum & Forster Holdings Corp. 7.75%, 5/01/17(a)	760	592,800
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)(b)	770	308,000

		900,800

REITS – 0.5%
AMR REAL ESTATE PTR/FIN 7.125%, 2/15/13(a)	2,500	2,056,250

		11,085,994

Total Corporates - Non-Investment Grades (cost $452,788,429)		282,502,017

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	313

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADES – 15.4%
Industrial – 8.2%
Basic – 2.2%
ArcelorMittal 6.50%, 4/15/14(a)	$2,081	$1,793,379
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/01/17(a)	2,735	2,358,937
The Mosaic Co. 7.625%, 12/01/16(a)(b)(h)	1,875	1,800,000
United States Steel Corp. 7.00%, 2/01/18(a)	1,825	1,367,715
Weyerhaeuser Co. 7.375%, 3/15/32(a)	1,385	919,585

		8,239,616

Capital Goods – 1.2%
Allied Waste North America, Inc. 6.375%, 4/15/11(a)	1,603	1,574,948
Series B 7.125%, 5/15/16(a)	1,053	1,016,145
Masco Corp. 6.125%, 10/03/16(a)	1,420	978,060
Tyco International Finance SA 8.50%, 1/15/19(a)	700	730,582

		4,299,735

Communications - Telecommunications – 1.7%
Alltel Corp. 7.875%, 7/01/32(a)	750	768,750
Embarq Corp. 6.738%, 6/01/13(a)	2,215	2,082,100
Qwest Corp. 6.50%, 6/01/17(a)	1,270	1,041,400
6.875%, 9/15/33(a)	2,240	1,500,800
8.875%, 3/15/12(a)	1,115	1,098,275

		6,491,325

Consumer Cyclical - Other – 0.5%
Toll Brothers Finance Corp. 5.15%, 5/15/15(a)	2,443	1,980,196

Consumer Cyclical - Retailers – 0.5%
Macy’s Retail Holdings, Inc. 5.75%, 7/15/14(a)	1,460	951,837
5.90%, 12/01/16(a)	1,495	888,611

		1,840,448

314	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 1.2%
Cadbury Schweppes US Finance LLC 5.125%, 10/01/13(a)(b)	$1,080	$998,240
Coventry Health Care, Inc. 5.875%, 1/15/12(a)	683	537,315
Reynolds American, Inc. 7.25%, 6/01/12 - 6/01/13(a)	2,395	2,287,398
Ventas Realty LP/Ventas Capital Corp. 6.75%, 4/01/17(a)	832	703,040

		4,525,993

Energy – 0.2%
National Oilwell Varco, Inc. Series B 6.125%, 8/15/15(a)	856	761,270

Technology – 0.7%
Computer Sciences Corp. 5.50%, 3/15/13(a)(b)	1,300	1,243,888
Motorola, Inc. 7.50%, 5/15/25(a)	1,470	784,414
Xerox Corp. 6.40%, 3/15/16(a)	535	453,413

		2,481,715

		30,620,298

Financial Institutions – 3.5%
Banking – 2.1%
The Bear Stearns Co., Inc. 5.55%, 1/22/17(a)	1,685	1,499,808
Capital One Financial Corp. 6.15%, 9/01/16(a)	1,000	725,044
6.75%, 9/15/17(a)	663	582,627
Citigroup, Inc. 5.50%, 4/11/13(a)	900	814,958
Countrywide Financial Corp. 6.25%, 5/15/16(a)	1,221	1,026,809
Series MTN 5.80%, 6/07/12(a)	515	471,958
Countrywide Home Loans, Inc. Series MTNL 4.00%, 3/22/11(a)	56	52,178
Fifth Third Bancorp 6.25%, 5/01/13(a)	1,225	1,169,555
Merrill Lynch & Co., Inc. 5.70%, 5/02/17(a)	2,065	1,459,430

		7,802,367

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	315

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Finance – 1.3%
CIT Group, Inc. 5.40%, 1/30/16(a)	$515	$275,949
Series MTN 5.125%, 9/30/14(a)	2,450	1,453,254
International Lease Finance Corp. 6.375%, 3/25/13(a)	2,815	1,774,210
SLM Corp. Series MTN 5.125%, 8/27/12(a)	255	168,427
Series MTNA 4.50%, 7/26/10(a)	845	668,032
5.00%, 10/01/13(a)	1,000	610,674

		4,950,546

Insurance – 0.1%
Liberty Mutual Group, Inc. 5.75%, 3/15/14(a)(b)	450	361,096

Other Finance – 0.0%
Aiful Corp. 6.00%, 12/12/11(a)(b)	921	267,631

		13,381,640

Utility – 3.2%
Electric – 2.1%
Allegheny Energy Supply Co. LLC 7.80%, 3/15/11(a)	1,070	1,091,400
8.25%, 4/15/12(a)(b)	1,830	1,857,450
Aquila, Inc. 11.875%, 7/01/12(a)	1,096	1,156,280
Oncor Electric Delivery Co. 5.95%, 9/01/13(a)(b)	1,240	1,216,803
6.80%, 9/01/18(a)(b)	1,140	1,121,046
Sierra Pacific Power Co. Series M 6.00%, 5/15/16(a)	440	407,359
Teco Finance, Inc. 6.572%, 11/01/17(a)	500	413,699
7.00%, 5/01/12(a)	722	683,198

		7,947,235

Natural Gas – 1.1%
Tennessee Gas Pipeline Co. 7.00%, 10/15/28(a)	570	468,708
Williams Co., Inc. 7.625%, 7/15/19(a)	2,189	2,046,715
7.875%, 9/01/21(a)	1,634	1,527,790

		4,043,213

		11,990,448

316	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Non Corporate Sectors – 0.5%
Agencies - Not Government Guaranteed – 0.5%
TransCapitalInvest Ltd. for OJSC AK Transneft 7.70%, 8/07/13(a)(b)	$2,125	$1,774,375

Total Corporates - Investment Grades (cost $67,733,021)		57,766,761

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.0%
Non-Agency Fixed Rate CMBS – 3.0%
Banc of America Commercial Mortgage, Inc. Series 2006-5, Class A4 5.414%, 9/10/47(a)	1,500	985,159
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3 5.826%, 6/15/38(a)	2,375	1,652,782
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, 3/10/39(a)	1,875	1,174,649
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5, Class A4 5.179%, 12/15/44(a)	2,000	1,475,843
Series 2007-C1, Class A4 5.716%, 2/15/51(a)	1,100	536,069
Series 2007-CB18, Class A4 5.44%, 6/12/47(a)	1,875	1,126,757
Series 2007-LD11, Class A4 5.819%, 6/15/49(a)	2,000	1,181,361
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, 11/15/38(a)	2,600	1,674,069
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 5.414%, 7/12/46(a)	2,125	1,389,159

Total Commercial Mortgage-Backed Securities (cost $15,346,798)		11,195,848

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Kazakhstan – 0.3%
KazMunaiGaz Finance Sub BV 8.375%, 7/02/13(a)(b)	1,650	1,155,000

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	317

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Russia – 0.5%
RSHB Capital SA for OJSC Russian Agricultural Bank 6.299%, 5/15/17(a)(b)		$3,030	$1,757,400

Total Quasi-Sovereigns (cost $3,241,831)			2,912,400

EMERGING MARKETS - CORPORATE BONDS – 0.7%
Industrial – 0.7%
Consumer Cyclical - Other – 0.5%
Royal Caribbean Cruises Ltd. 7.00%, 6/15/13(a)		2,385	1,335,600
8.75%, 2/02/11(a)		846	626,040

			1,961,640

Consumer Non-Cyclical – 0.2%
Foodcorp Ltd. 8.875%, 6/15/12(a)(b)	EUR	1,128	815,113

Total Emerging Markets - Corporate Bonds (cost $4,027,181)			2,776,753

BANK LOANS – 0.7%
Industrial – 0.7%
Consumer Cyclical - Other – 0.3%
Las Vegas Sands LLC 2.16%, 5/23/14(c)		$2,469	1,097,209

Energy – 0.4%
Ashmore Energy International 0.38%-3.10%, 3/30/12(c)		250	147,289
4.46%, 3/30/14(c)		2,225	1,312,701

			1,459,990

Total Bank Loans (cost $2,797,993)			2,557,199

	Shares
PREFERRED STOCKS – 0.2%
Financial Institutions – 0.2%
Banking – 0.1%
Preferred Blocker, Inc. 7.00%(a)(b)		1,687	288,055

REITS – 0.1%
Sovereign REIT 12.00%(a)(b)		624	399,360

			687,415

318	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Shares	U.S. $ Value

Non Corporate Sectors – 0.0%
Agencies - Government Sponsored – 0.0%
Federal Home Loan Mortgage Corp. Series Z 8.375%(a)	36,525	$18,262
Federal National Mortgage Association 8.25%(a)	54,625	44,793

		63,055

Total Preferred Stocks (cost $3,520,973)		750,470

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AllianceBernstein Fixed-Income Shares, Inc. –Government STIF Portfolio(i) (cost $2,052,028)	2,052,028	2,052,028

Total Investments – 96.8% (cost $551,508,254)		362,513,476
Other assets less liabilities – 3.2%		11,987,649

Net Assets – 100.0%		$374,501,125

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at Feb. 28, 2009	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Morgan Capital Services, Inc.:
Residential Capital LLC 6.50%, 4/17/13, 6/30/10*	(5.00)%	85.757%	$1,625	$881,805	$556,563	$325,242
Sale Contracts:
Morgan Capital Services, Inc.:
CDX NA High Yield 5.00%, 6/20/13, 6/20/13*	5.00	15.153	960	(235,742)	(76,528)	(159,214)

*	Termination date

INTEREST RATE SWAP TRANSACTIONS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	$1,000	9/17/13	3 Month LIBOR	3.620%	$57,558

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	319

High Yield Portfolio—Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Euro settling 3/02/09	1,496	$1,949,553	$1,896,157	$53,396
Euro settling 5/07/09	1,496	1,904,936	1,895,641	9,295

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $357,904,249.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate market value of these securities amounted to $71,239,692 or 19.0% of net assets.

(c)	Floating Rate Security. Stated interest rate was in effect at February 28, 2009.

(d)	Security is in default and is non-income producing.

(e)	Pay-In-Kind Payments (PIK).

(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(g)	Variable rate coupon, rate shown as of February 28, 2009.

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2009.

(i)	Investment in affiliated money market mutual fund.

Currency Abbreviations:

EUR – Euro Dollar

Glossary:

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rates

OJSC – Open Joint Stock Company

REITS – Real Estate Investment Trusts

See notes to financial statements.

320	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High Yield Portfolio—Portfolio of Investments

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Blended Style Series, Inc. (the “Fund”), in respect of the following AllianceBernstein Retirement Strategies (each a “Strategy” and collectively, the “Strategies”):2

AllianceBernstein 2000 Retirement Strategy

AllianceBernstein 2005 Retirement Strategy

AllianceBernstein 2010 Retirement Strategy

AllianceBernstein 2015 Retirement Strategy

AllianceBernstein 2020 Retirement Strategy

AllianceBernstein 2025 Retirement Strategy

AllianceBernstein 2030 Retirement Strategy

AllianceBernstein 2035 Retirement Strategy

AllianceBernstein 2040 Retirement Strategy

AllianceBernstein 2045 Retirement Strategy

AllianceBernstein 2050 Retirement Strategy

AllianceBernstein 2055 Retirement Strategy

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by an August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”).

The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Strategy is managed to the specific year of planned retirement included in its name. The Strategies’ asset mixes will become more conservative until reaching the year approaching 15 years after the retirement year at which time the asset allocation will become static. Each Strategy will pursue its investment objectives through investing in a combination of The AllianceBernstein Pooling Portfolios (the “Pooling Portfolios”),3 which represent a variety of asset

1	It should be noted that the information in the fee evaluation was completed on July 24, 2008 and presented to the Board of Directors on August 5-August 7, 2008, in accordance with the September 1, 2004 Assurance of Discontinuance between the NYAG and the Adviser.

2	Future references to the Strategies do not include “AllianceBernstein.”

3	The AllianceBernstein Pooling Portfolios include U.S. Value Portfolio, U.S. Large Cap Growth Portfolio, Global Real Estate Investment Portfolio, International Value Portfolio, International Growth Portfolio, Small-Mid Cap Value Portfolio, Small-Mid Cap Growth Portfolio, Global Research Growth Portfolio, Global Value Portfolio, Short Duration Bond Portfolio, Intermediate Duration Bond Portfolio, Inflation Protected Securities Portfolio and High Yield Portfolio.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	321

classes and investment styles. As a result, certain expenses will be minimal, such as custodian charges, or non-existent, such as brokerage commissions, except as incurred indirectly through the Pooling Portfolios.

The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Boards of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Strategies which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Strategies grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Strategies.

INVESTMENT ADVISORY FEES, NET ASSETS, EXPENSE CAPS & RATIOS

The Adviser proposed that each Strategy pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee charged to each Strategy is dependent on the percentage of equity investments and the level of net assets held by each Strategy:

% Invested in Equity Investments[4]	Advisory Fee
Equal to or less than 60%	0.55%
Greater than 60% and less than 80%	0.60%
Equal to or greater than 80%	0.65%

Net Asset Level	Discount
Assets equal to or less than $2.5 billion	n/a
Assets greater than $2.5 billion and less than $5 billion	10 basis points
Assets greater than $5 billion	15 basis points

4	For purposes of determining the percent of the portfolio that consists of equity investments, 50% of the assets invested in the Global Real Estate Investment Portfolio will be considered to be invested in equity investments.

322	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Accordingly, under the terms of the Investment Advisory Agreement and based on the Strategies’ current percentages of investments held in equities, the Strategies will pay the Adviser at the following annual rates:

	Average Daily Net Assets
Strategy	First $2.5 billion	Next $2.5 billion	In excess of $5 billion
2025, 2030, 2035, 2040, 2045, 2050, 2055	0.65%	0.55%	0.50%

2010, 2015, 2020	0.60%	0.50%	0.45%

2000, 2005	0.55%	0.45%	0.40%

It should be noted that there are no management fees charged by the Adviser for managing the Pooling Portfolios, in which the Strategies invest, although there are other expenses at the Pooling Portfolio level of approximately 0.04% of the Strategies’ average net assets (estimated for the six month period ended February 29, 2008).

The Strategies’ net assets on June 30, 2008 are set forth below:

Strategy	06/30/08 Net Assets ($millions)
2000 Retirement Strategy	$17.1
2005 Retirement Strategy	$43.8
2010 Retirement Strategy	$175.3
2015 Retirement Strategy	$269.7
2020 Retirement Strategy	$319.7
2025 Retirement Strategy	$265.0
2030 Retirement Strategy	$205.1
2035 Retirement Strategy	$139.4
2040 Retirement Strategy	$102.0
2045 Retirement Strategy	$62.3
2050 Retirement Strategy	$1.6
2055 Retirement Strategy	$0.7

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	323

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Strategies. Indicated below are the reimbursement amounts, in dollars and as a percentage of average daily net assets, which the Adviser was entitled to receive (before expense caps) from the Strategies but waved the amounts in their entirety during the Strategies’ most recently completed fiscal year:

Strategy	Amount	As a % of Average Daily Net Assets
2000 Retirement Strategy	$37,012	0.68%
2005 Retirement Strategy	$37,012	0.26%
2010 Retirement Strategy	$37,012	0.08%
2015 Retirement Strategy	$37,012	0.05%
2020 Retirement Strategy	$37,012	0.04%
2025 Retirement Strategy	$37,012	0.04%
2030 Retirement Strategy	$37,012	0.07%
2035 Retirement Strategy	$37,012	0.10%
2040 Retirement Strategy	$37,012	0.20%
2045 Retirement Strategy	$37,012	0.22%
2050 Retirement Strategy	$5,613	46.23%[5]
2055 Retirement Strategy	$5,613	45.57%[5]

The Adviser agreed to waive that portion of its management fees and/or reimburse the Strategies for that portion of the Strategies’ total operating expenses to the degree necessary to limit the Strategies’ expense ratios to the amounts set forth below for the Strategies’ current fiscal year. The waiver is terminable by the Adviser at the end of the Strategies’ fiscal year upon at least 60 days written notice. It should be noted that the Strategies expense caps were reduced effective March 1, 2007. Set forth below are the Strategies’ expense caps, and gross expense ratios as of February 29, 2008:

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio (02/29/08)[5]	Fiscal Year End
2000 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.86% 1.56% 1.56% 1.06% 0.81% 0.56% 0.56%	2.84% 3.56% 3.44% 2.74% 2.59% 2.26% 2.32%	August 31

5	Annualized.

324	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio (02/29/08)[5]	Fiscal Year End
2005 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.92% 1.62% 1.62% 1.12% 0.87% 0.62% 0.62%	1.86% 2.56% 2.56% 2.01% 1.83% 1.47% 1.56%	August 31

2010 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.94% 1.64% 1.64% 1.14% 0.89% 0.64% 0.64%	1.17% 1.87% 1.87% 1.54% 1.25% 0.92% 0.86%	August 31

2015 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.98% 1.68% 1.68% 1.18% 0.93% 0.68% 0.68%	1.11% 1.82% 1.81% 1.51% 1.20% 0.87% 0.80%	August 31

2020 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.02% 1.72% 1.72% 1.22% 0.97% 0.72% 0.72%	1.14% 1.85% 1.85% 1.54% 1.23% 0.90% 0.84%	August 31

2025 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.04% 1.74% 1.74% 1.24% 0.99% 0.74% 0.74%	1.17% 1.88% 1.88% 1.48% 1.25% 0.92% 0.87%	August 31

2030 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.23% 1.94% 1.94% 1.52% 1.30% 0.97% 0.93%	August 31

5	Annualized.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	325

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio (02/29/08)[5]	Fiscal Year End
2035 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.35% 2.06% 2.06% 1.61% 1.40% 1.06% 1.05%	August 31

2040 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.49% 2.20% 2.19% 1.72% 1.51% 1.18% 1.18%	August 31

2045 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.78% 2.48% 2.48% 1.99% 1.75% 1.39% 1.47%	August 31

2050 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	102.65% 148.38% 159.60% 117.70% 111.93% 104.95% 121.54%	August 31

2055 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	306.91% 356.80% 340.61% 315.86% 294.42% 315.74% 345.57%	August 31

The expense limitation undertaking described includes the blended expense ratios of the Pooling Portfolios (i.e., the Strategies’ underlying expense ratios). For the six months ended February 29, 2008 and the fiscal year ended August 31, 2007, each of the 2000-2055 Retirement Strategies had an estimated blended expense ratio related to the Pooling Portfolios of 0.04% and 0.04%, respectively.

5	Annualized.

326	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The management fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients and different liabilities assumed. Services that are provided by the Adviser to the Strategies that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Strategies’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Strategies are more costly than those for institutional accounts due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is entitled to be reimbursed for a portion of their expenses by the Strategies. Also, retail mutual funds managed by the Adviser are widely held and accordingly, servicing the Strategies’ investors is more time consuming and labor intensive compared to servicing institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an open-end investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly if a fund is in net redemption, and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although these risks are generally still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and the legal and reputational risks are greater, it is worth considering information regarding the advisory fees charged to institutional accounts that have investment styles similar to those of the Strategies. In addition to the AllianceBernstein Institutional fee schedule, set forth below is a

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	327

comparison of the advisory fees of the Retirement Strategies and what would have been the effective advisory fees of the Strategies had the AllianceBernstein Institutional fee schedule been applicable to the Strategies based on June 30, 2008 net assets:6

AB Institutional Fee Schedule	Strategy	Net Assets 06/30/08 ($MM)		AB Inst. Fee (%)		Advisory Fee (%)[7]

Target Date—All Active

75 bp on 1st $25 million

60 bp on next $25 million

50 bp on next $50 million

40 bp on next $100 million

35 bp on the balance

+Other operating expenses (capped)

Minimum Account Size:

$100M or plan assets of $500M

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

		$ $ $ $ $ $ $ $ $ $ $ $	17.1 43.8 175.3 269.7 319.7 265.0 205.1 139.4 102.0 62.3 1.6 0.7	0.750 0.686 0.507 0.457 0.440 0.459 0.491 0.534 0.586 0.640 0.750 0.750	% % % % % % % % % % % %	0.550 0.550 0.600 0.600 0.600 0.650 0.650 0.650 0.650 0.650 0.650 0.650	% % % % % % % % % % % %

The Adviser provides sub-advisory services to certain other investment companies managed by other fund families. The Adviser charges the fees set forth below for the sub-advisory relationships:

Client	Fee Schedule
2030, 2040, 2050	0.65% on first $2.5 billion 0.55% on next $2.5 billion 0.50% in excess of $5 billion

2010, 2015, 2020	0.60% on first $2.5 billion 0.50% on next $2.5 billion 0.45% in excess of $5 billion

2005	0.55% on first $2.5 billion 0.54% on next $2.5 billion 0.40% in excess of $5 billion

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Strategies by the Adviser. In addition, to the extent that certain of these sub-advisory relationships are with affiliates of the Adviser, the fee schedules may not reflect arm’s-length bargaining or negotiations.

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

7	Excludes reimbursements made by the Strategy to the Adviser for certain non-management expenses and any expense reimbursements or advisory fee waivers made by the Adviser to the Strategy related to expense caps.

328	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Strategies with fees charged to other investment companies for similar services by other investment advisers. Lipper’s analysis included each Strategy’s ranking with respect to the proposed management fees relative to the median of each Strategy’s Lipper Expense Group (“EG”)8 at the approximate current asset level of the subject Strategy.9

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, similar 12b-1/non 12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds. It should be noted that, at the request of the Senior Officer and the Adviser, Lipper allowed for the EGs of the Retirement Strategies to include no-load funds10 in addition to front-end load funds, which the Class A Shares of the Strategies are considered, in order for the EGs to have a sufficient number of peers.

Lipper classifies the 2000, 2005 and 2010 Retirement Strategies as mixed asset target 2010 funds. As a result, the peer groups of those Strategies are almost identical. Similarly, the 2015 and 2020 Retirement Strategies are classified as mixed asset target 2020 funds while 2025 and 2030 Retirement Strategy are classified as mixed asset target 2030 funds. The 2035, 2040, 2045, 2050 and 2055 Retirement Strategies are classified as mixed asset target 2030+ funds.

The original EG for 2025 Retirement Strategy had an insufficient number of peers in the view of the Senior Officer and the Adviser. Consequently, at the request of the Senior Officer and the Adviser, Lipper expanded the EG of the Strategy to include two 2020 funds in addition to the five other 2030 funds that have the same Lipper investment classification as 2025 Retirement Strategy.

8	Note that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have a higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes.

9	The management fee is calculated by Lipper using the Strategy’s management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Strategy, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Strategy had the lowest effective fee rate in the Lipper peer group.

10	The EGs for each of the 2000-2035 Retirement Strategies had one peer that was no load; the EGs for each of the 2040-2055 Retirement Strategies had two peers that were no load.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	329

Strategy	Management Fee (%)[11]	Lipper Exp. Group Median (%)	Rank
2000 Retirement Strategy	0.550	0.573	3/9
2005 Retirement Strategy	0.550	0.573	3/9
2010 Retirement Strategy	0.600	0.600	5/9
2015 Retirement Strategy	0.600	0.693	3/10
2020 Retirement Strategy	0.600	0.693	3/10
2025 Retirement Strategy	0.650	0.709	3/8
2030 Retirement Strategy	0.650	0.732	3/8
2035 Retirement Strategy	0.650	0.770	3/9
2040 Retirement Strategy	0.650	0.737	4/10
2045 Retirement Strategy	0.650	0.737	4/10
2050 Retirement Strategy	0.650	0.737	4/10
2055 Retirement Strategy	0.650	0.737	4/10

Set forth below is a comparison of the Retirement Strategies’ total expense ratios (inclusive of the Strategies’ underlying expenses) and the medians of the Strategies’ EGs. The Strategies’ total expense ratio rankings are also shown. As previously mentioned, the Strategies’ expense caps were reduced on March 1, 2007. Accordingly, pro-forma data is also shown (in bold and italicized).12 It should be noted that Lipper intentionally omitted the Lipper Expense Universe (“EU”) due to the limited number of fund complexes that offer mixed-asset target maturity funds.

Strategy	Total Expense Ratio (%)[13]	Lipper Exp. Group Median (%)[14]	Lipper Group Rank
2000 Retirement Strategy	0.944	1.003	2/9
Pro-forma[15]	0.860	1.003	1/9

2005 Retirement Strategy	0.991	1.003	3/9
Pro-forma[15]	0.920	1.003	1/9

11	The management fee would not reflect any expense reimbursements made by the Strategies to the Adviser for certain clerical, legal, accounting, administrative and other services. As previously mentioned, the Adviser waived such reimbursements during the Strategies’ most recently completed fiscal year. In addition, the management fee does not reflect any advisory fee waiver or expense reimbursement for expense caps that would effectively reduce the actual management fee.

12	The pro-forma expense ratio shows what would have been the total expense ratio of the Retirement Strategy had the change to the Strategy’s expense cap been in effect for the Strategy’s full fiscal year. With respect to 2000-2045 Retirement Strategies, the actual total expense ratios of the Strategies reflects the reduced expense caps for only a portion of the Strategies’ entire fiscal year, which is to say from March 12, 2007 through August 31, 2007.

13	The total expense ratios (inclusive of the Strategies’ underlying expenses) shown are for the Retirement Strategies’ Class A shares.

14	Peer total expense ratios are also inclusive of their respective underlying expenses.

15	Note that the EG medians are the same for the non-pro-forma EG and the pro-forma EG. Lipper includes each Strategy twice (on a non-pro-forma basis and on a pro-forma basis) to calculate the EG median. Lipper does not include each Strategy twice when considering the total number of funds for ranking.

330	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Strategy	Total Expense Ratio (%)[13]	Lipper Exp. Group Median (%)[14]	Lipper Group Rank
2010 Retirement Strategy	1.029	1.018	6/9
Pro-forma[15]	0.940	1.018	2/9

2015 Retirement Strategy	1.056	1.060	4/10
Pro-forma[15]	0.980	1.060	2/10

2020 Retirement Strategy	1.104	1.070	6/10
Pro-forma[15]	1.020	1.070	3/10

2025 Retirement Strategy	1.118	1.118	4/8
Pro-forma[15]	1.040	1.118	3/8

2030 Retirement Strategy	1.130	1.130	3/8
Pro-forma[15]	1.060	1.130	3/8

2035 Retirement Strategy	1.130	1.156	3/9
Pro-forma[15]	1.060	1.156	3/9

2040 Retirement Strategy	1.119	1.130	4/10
Pro-forma[15]	1.060	1.130	4/10

2045 Retirement Strategy	1.131	1.131	5/10
Pro-forma[15]	1.060	1.131	4/10

2050 Retirement Strategy	1.060	1.156	4/10

2055 Retirement Strategy	1.060	1.156	4/10

Based on the information provided, except for 2010 Retirement Strategy, whose contractual management fee is equal to the Strategy’s EG median, the contractual management fees of the Retirement Strategies are lower than their EG medians. In addition, the total expense ratios, on a pro-forma basis, of 2000-2045 Retirement Strategies are lower than their respective EG medians; and the actual total expense ratios of 2050-55 Retirement Strategies are lower than their respective EG medians.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s

13	The total expense ratios (inclusive of the Strategies’ underlying expenses) shown are for the Retirement Strategies’ Class A shares.

14	Peer total expense ratios are also inclusive of their respective underlying expenses.

15	Note that the EG medians are the same for the non-pro-forma EG and the pro-forma EG. Lipper includes each Strategy twice (on a non-pro-forma basis and on a pro-forma basis) to calculate the EG median. Lipper does not include each Strategy twice when considering the total number of funds for ranking.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	331

profitability in connection with investment advisory services provided to the Retirement Strategies. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Retirement Strategies’ profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s overall profitability pertaining to the Retirement Strategies in the aggregate was negative in 2007.

In addition to the Adviser’s direct profits from managing the Strategies, certain of the Adviser’s affiliates have a business relationship with the Strategies and may earn a profit from providing such services to the Strategies. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Strategies and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution, and brokerage related services to the Strategies and/or the Pooling Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and commissions for providing brokerage services. In addition, the Adviser benefits from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), the Strategies’ distribution and affiliate of the Adviser, retained the following front-end load sales charges from sales of Class A shares during the Strategies’ most recently completed fiscal year:

Strategy	Amount Received
2000 Retirement Strategy	$319
2005 Retirement Strategy	$2,794
2010 Retirement Strategy	$7,680
2015 Retirement Strategy	$7,745
2020 Retirement Strategy	$5,906
2025 Retirement Strategy	$7,051
2030 Retirement Strategy	$3,152
2035 Retirement Strategy	$3,358
2040 Retirement Strategy	$1,345
2045 Retirement Strategy	$2,572
2050 Retirement Strategy	$0
2055 Retirement Strategy	$5

332	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

ABI received the following Rule 12b-1 and CDSC fees from the Strategies during the Strategies’ most recently compensated fiscal year:

Strategy	12b-1 Fee Received	CDSC Received
2000 Retirement Strategy	$16,233	$14
2005 Retirement Strategy	$48,325	$1,427
2010 Retirement Strategy	$148,126	$1,134
2015 Retirement Strategy	$229,003	$2,721
2020 Retirement Strategy	$246,246	$2,716
2025 Retirement Strategy	$239,198	$4,583
2030 Retirement Strategy	$145,579	$868
2035 Retirement Strategy	$107,188	$1,287
2040 Retirement Strategy	$54,468	$1,256
2045 Retirement Strategy	$49,603	$224
2050 Retirement Strategy	$50	$0
2055 Retirement Strategy	$51	$0

The Adviser have disclosed in the Strategies’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Strategies. In 2007, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $24 million for distribution services and educational support (revenue sharing payments). For 2008, it is anticipated, ABI will pay approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $28 million.16

Fees and reimbursements for out of the pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Strategies, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis.

16	ABI currently inserts the “Advance” in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an “independent mailing” would cost.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	333

Strategy	ABIS Fee	Expense Offset[17]
2000 Retirement Strategy	$19,395	$677
2005 Retirement Strategy	$19,856	$1,154
2010 Retirement Strategy	$24,709	$2,052
2015 Retirement Strategy	$32,525	$3,086
2020 Retirement Strategy	$33,728	$3,767
2025 Retirement Strategy	$33,278	$3,706
2030 Retirement Strategy	$27,408	$3,443
2035 Retirement Strategy	$23,115	$3,487
2040 Retirement Strategy	$20,509	$3,146
2045 Retirement Strategy	$19,726	$3,118
2050 Retirement Strategy	$0	$8
2055 Retirement Strategy	$0	$2

There are no portfolio transactions for the Retirement Strategies since they pursue their investment objectives through investing in a combination of the Pooling Portfolios. However, the Pooling Portfolios do engage in portfolio transactions. The Adviser profits directly from any of the Pooling Portfolios that effect brokerage transactions through and pay commissions to the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC and/or its U.K. affiliate, Sanford C. Bernstein Limited, collectively “SCB.” During the Pooling Portfolios’ most recently completed fiscal year, none of the Pooling Portfolios effected brokerage transactions or paid commissions to SCB. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,18 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

17	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balances that occur within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then from the transfer agent’s account to the Fund’s account.

18	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

334	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli19 study on advisory fees and various fund characteristics. The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors. In this regard, it was noted that the advisory fees of the AllianceBernstein Mutual Funds were generally within the 25th-75th percentile range of their comparable peers.20 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant observed that the actual advisory fees of the AllianceBernstein Mutual Funds were generally lower than the fees predicted by the study’s regression model.

The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets. The independent consultant observed that the advisory fees of the AllianceBernstein Mutual Funds were generally in line with their peers.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGIES.

With assets under management of approximately $717 billion as of June 30, 2008 the Adviser has the investment experience to manage the Strategies and to provide the non-investment services to the Strategies.

19	The Deli study was originally published in 2002 based on 1997 data.

20	The two dimensional analysis also showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	335

The information prepared by Lipper shows the 1 year performance return21 and ranking of each Strategy relative to its Lipper Performance Group (“PG”)22 and Lipper Performance Universe (“PU”)23 for the periods ended April 30, 2008.24

Strategy	Strategy Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
2000 Retirement Strategy
1 year	-0.22	-0.22	-0.01	5/9	15/25

2005 Retirement Strategy
1 year	-1.34	-0.88	-0.01	6/9	18/25

2010 Retirement Strategy
1 year	-1.91	-0.88	-0.01	8/9	23/25

2015 Retirement Strategy
1 year	-3.10	-0.91	-1.81	8/10	31/44

2020 Retirement Strategy
1 year	-4.05	-0.91	-1.81	9/10	37/44

2025 Retirement Strategy
1 year	-4.59	-2.82	-3.11	5/6	23/34

2030 Retirement Strategy
1 year	-5.03	-3.05	-3.11	6/8	29/34

2035 Retirement Strategy
1 year	-5.36	-3.56	-3.46	7/9	38/50

21	The performance returns of the Strategies shown were provided by the Adviser. Lipper maintains its own database for performance of the Strategies. Rounding differences may cause the Adviser’s performance returns for the Strategies to be one or two basis points different from Lipper’s own returns. To maintain consistency, the Adviser’s returns for the Strategies are shown instead of Lipper’s.

22	Each Strategy’s PG is identical to the respective Strategy’s EG with the exception of 2025 Retirement Strategy.

23	The PU for each Strategy includes the Strategy and all funds of the same Lipper classification/objective and load type as the Strategy. In contrast to the PG, the PU allows for the inclusion of multiple funds managed by the same investment adviser.

24	As previously mentioned, Lipper classifies the 2000, 2005 and 2010 Retirement Strategies as mixed asset target 2010 funds. As a result, the peer groups of those Strategies are almost identical. Similarly, the 2015 and 2020 Retirement Strategies are classified as mixed asset target 2020 funds; the 2025 and 2030 Retirement Strategies are classified as mixed asset target 2030 funds; the 2035, 2040, 2045, 2050 and 2055 Retirement Strategies are classified as mixed asset target 2030+ funds.

336	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Strategy	Strategy Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
2040 Retirement Strategy
1 year	-5.32	-3.63	-3.46	8/10	37/50

2045 Retirement Strategy
1 year	-5.20	-3.63	-3.46	8/10	36/50

2050 Retirement Strategy	N/A	N/A	N/A	N/A	N/A

2055 Retirement Strategy	N/A	N/A	N/A	N/A	N/A

The table below shows the 1 year and since inception performance returns of the Strategies (in bold) versus their composite benchmarks.25

	Periods Ending April 30, 2008 Annualized Performance (Net)
Strategy	1 Year (%)	Since Inception (%)[26]
2000 Retirement Strategy	-0.22	7.12
Composite Index	1.20	8.02
Inception Date: September 1, 2005

2005 Retirement Strategy	-1.34	7.15
Composite Index	-0.17	8.41
Inception Date: September 1, 2005

2010 Retirement Strategy	-1.91	7.58
Composite Index	-1.37	8.64
Inception Date: September 1, 2005

2015 Retirement Strategy	-3.10	7.88
Composite Index	-2.39	8.87
Inception Date: September 1, 2005

2020 Retirement Strategy	-4.05	8.06
Composite Index	-3.37	9.09
Inception Date: September 1, 2005

25	The composite benchmark is derived by applying the Strategies’ target allocations over time to the results of the following benchmarks: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net); for real estate investment trusts (REITs), FTSE EPRA/NAREIT Global Real Estate Index, for intermediate bonds, Lehman Brothers (LB) U.S. Aggregate Index; for short-term bonds, Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation Protected Securities, LB 1-10 Year TIPS Index; for high yield bonds, LB High Yield (2% constrained) Index.

26	The Adviser provided Retirement Strategy and benchmark performance return information for periods through April 30, 2008.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	337

	Periods Ending April 30, 2008 Annualized Performance (Net)
Strategy	1 Year (%)	Since Inception (%)[26]
2025 Retirement Strategy	-4.59	9.05
Composite Index	-4.15	9.33
Inception Date: September 1, 2005

2030 Retirement Strategy	-5.03	8.46
Composite Index	-4.62	9.57
Inception Date: September 1, 2005

2035 Retirement Strategy	-5.36	8.50
Composite Index	-4.85	9.58
Inception Date: September 1, 2005

2040 Retirement Strategy	-5.32	8.95
Composite Index	-4.85	9.58
Inception Date: September 1, 2005

2045 Retirement Strategy	-5.20	8.85
Composite Index	-4.85	9.58
Inception Date: September 1, 2005

2050 Retirement Strategy[27]	N/A	-3.12
Composite Index	N/A	-5.72
Inception Date: June 29, 2007

2055 Retirement Strategy[27]	N/A	-2.63
Composite Index	N/A	-5.72
Inception Date: June 29, 2007

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for each Strategy is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of each Strategy is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: September 3, 2008

26	The Adviser provided Retirement Strategy and benchmark performance return information for periods through April 30, 2008.

27	Unannualized performance information is shown for 2050 Retirement Strategy and 2055 Retirement Strategy and their benchmarks, whose performance period is less than a year.

338	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Wealth Preservation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund*

Global & International

Global Growth Fund*

Global Thematic Growth Fund*

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National National II* Arizona California Florida Massachusetts Michigan	Minnesota New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

ACM Managed Dollar Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Spain Fund

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to November 3, 2008, Small/Mid Cap Growth Fund was named Mid-Cap Growth Fund, Global Growth Fund was named Global Research Growth Fund, and Global Thematic Growth Fund was named Global Technology Fund. Prior to December 1, 2008, National II was named Insured National.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	339

AllianceBernstein Family of Funds

NOTES

340	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

NOTES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	341

NOTES

342	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

NOTES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	343

NOTES

344	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

RS-00-55-0152-0209

SEMI-ANNUAL REPORT

AllianceBernstein Blended Style Funds

U.S. Large Cap Portfolio

February 28, 2009

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

April 21, 2009

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Blended Style Funds US Large Cap Portfolio (the “Fund”) for the semi-annual reporting period ended February 28, 2009. The Fund invests in the AllianceBernstein Pooling Portfolios, and the Pooling Portfolios’ investment adviser (the “Adviser”) is AllianceBernstein L.P.

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. The Fund will seek to achieve its investment objective by investing in two portfolios, the AllianceBernstein US Value Portfolio and the AllianceBernstein US Large Cap Growth Portfolio of the AllianceBernstein Pooling Portfolios, representing growth and value equity investment styles (the “Underlying Portfolios”). Under normal circumstances, the Fund will invest at least 80% of its net assets in Underlying Portfolios that invest in large capitalization companies. By investing in the Underlying Portfolios, the Adviser efficiently diversifies the Fund between growth and value styles. Normally, approximately 50% of the value of the Fund’s investments in the Underlying Portfolios will consist of growth stocks and 50% of value stocks, although this allocation will vary within a narrow range around this 50/50 target. Beyond this range, the Adviser will rebalance the investments in the Underlying Portfolios as necessary to maintain this targeted allocation. Performance for each of the Underlying Portfolios compared with its benchmark, plus additional performance, may be found on page 7.

Investment Results

The table on page 4 shows the Fund’s performance compared with its benchmark, the Standard & Poor’s (S&P) 500 Stock Index, for the six- and 12-month periods ended February 28, 2009.

The Fund’s Class A shares without sales charges underperformed the S&P 500 Stock Index for the six- and 12-month periods ended February 28, 2009. The growth portfolio (the US Large Cap Growth Underlying Portfolio) slightly outperformed the benchmark during both periods, although both the Portfolio and the benchmark posted negative returns. This outperformance did not offset the underperformance of the value portfolio (the US Value Underlying Portfolio). There was no leverage in the Fund during either period.

The largest detractor from the Fund’s performance during the six-month period was stock selection in the technology, energy and telecommunications sectors. For the 12-month period, the largest detractor from performance was stock selection in the technology, financials and consumer discretionary sectors. For both periods, a modest overweight to financials, the worst-performing sector, detracted from returns. An overweight and stock selection in health care partially offset weaker sectors for both periods.

Market Review and Investment Strategy

The US equity market collapsed during the 12-month period ended

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	1

February 28, 2009. The market experienced one of its worst-ever losses amid a widespread flight from risk, as investors feared the worsening credit crisis would lead to a worldwide economic recession. All industry sectors were down, with financials and cyclicals leading the retreat. Sectors seen as least vulnerable to an economic downturn, such as consumer staples and health care, fared better. By design, the blended Fund is structured to capture the research-driven stock selections of both the growth and value teams while mitigating the broad risks such as industry sector deviations from the market. As equity markets declined and investors’ risk aversion increased, market volatility rose significantly and equity correlations increased, hurting the Fund’s performance. However, the pervasive fear in the market has created unusually attractive opportunities for both actively managed growth and value strategies.

The Fund’s Blend Strategies Team (the “Team”) is positioning the Fund in hopes of capturing these attractive opportunities, while withstanding the near-term risks associated with a possibly prolonged recession and restrictive credit conditions. The growth opportunity has increased because depressed earnings have made investors unwilling to value any future earnings growth. High-quality, industry-leading growth companies are currently selling at unusually low valuations. These market leaders have demonstrated earnings stability, often with less sensitivity to the economic cycle. The value opportunity—as measured by the valuation discount of the cheapest stocks compared to the market—has risen to levels near prior peaks. The valuation opportunity is widespread across most industry sectors as low valuations reflect widespread risk aversion. Many companies with low valuations also have sustainable cash flows and low refinancing risk. The Team believes the Fund’s growth and value stocks have the financial strength to weather the economic downturn and, more importantly, prosper in a future recovery.

2	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at 800.227.4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Fund have been deducted from historical performance. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged S&P 500 Stock Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is comprised of 500 US companies and is a common measure of the performance of the overall US stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Neither growth investing nor value investing guarantees a profit or eliminates risk. Growth stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. If a growth stock company should fail to meet these high earnings expectations, the price of these stocks can be severely negatively affected. Not all companies whose stocks are considered to be value stocks are able to turn their businesses around or successfully employ corrective strategies, which would result in stock prices that rise as initially expected. Because the Fund allocates its investments between “growth” and “value” stocks, an investment in the Fund is subject to the risk that this allocation will result in lower returns during periods when one style is outperforming another than if the Fund had invested entirely in the outperforming style. The costs associated with this systematic rebalancing may be significant over time. These risks are fully discussed in the Fund’s prospectus.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	3

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein Blended Style Funds US Large Cap Portfolio Class A	-42.16%	-45.22%

Class B*	-42.37%	-45.63%

Class C	-42.33%	-45.54%

Advisor Class†	-42.12%	-45.10%

Class R†	-42.22%	-45.31%

Class K†	-42.18%	-45.25%

Class I†	-42.03%	-44.94%

S&P 500 Stock Index	-41.82%	-43.32%

* Effective January 31, 2009, Class B Shares are no longer available for purchase to new investors. Please see Note A for additional information.

†  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Historical Performance and Benchmark Disclosures on previous page.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-45.22%	-47.55%
5 Years	-8.14%	-8.94%
Since Inception*	-3.47%	-4.09%

Class B Shares
1 Year	-45.63%	-47.60%
5 Years	-8.80%	-8.80%
Since Inception*	-4.15%	-4.15%

Class C Shares
1 Year	-45.54%	-46.03%
5 Years	-8.77%	-8.77%
Since Inception*	-4.13%	-4.13%

Advisor Class Shares†
1 Year	-45.10%	-45.10%
5 Years	-7.87%	-7.87%
Since Inception*	-3.18%	-3.18%

Class R Shares†
1 Year	-45.31%	-45.31%
5 Years	-8.34%	-8.34%
Since Inception*	-8.61%	-8.61%

Class K Shares†
1 Year	-45.25%	-45.25%
Since Inception*	-11.28%	-11.28%

Class I Shares†
1 Year	-44.94%	-44.94%
Since Inception*	-10.94%	-10.94%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.44%, 2.18%, 2.15%, 1.11%, 1.64%, 1.45% and 1.03% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Dates: 7/15/02 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as the NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for these share classes are listed above.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-42.08%
5 Years	-7.08%
Since Inception	-2.78%

Class B Shares
1 Year	-42.16%
5 Years	-6.94%
Since Inception	-2.84%

Class C Shares
1 Year	-40.49%
5 Years	-6.91%
Since Inception	-2.82%

Advisor Class Shares†
1 Year	-39.40%
5 Years	-5.98%
Since Inception	-1.85%

Class R Shares†
1 Year	-39.59%
5 Years	-6.45%
Since Inception*	-6.86%

Class K Shares†
1 Year	-39.42%
Since Inception*	-9.08%

Class I Shares†
1 Year	-39.27%
Since Inception*	-8.79%

*	Inception Dates: 7/15/02 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for these share classes are listed above.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

EACH UNDERLYING PORTFOLIO* VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein US Value Portfolio	-44.97%	-49.48%

Russell 1000 Value Index	-44.71%	-47.35%

AllianceBernstein US Large Cap Growth Portfolio	-38.50%	-39.02%

Russell 1000 Growth Index	-39.90%	-40.03%

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
NAV/SEC Returns†

AllianceBernstein US Value Portfolio
1 Year	-49.48%
Since Inception^	-13.26%

AllianceBernstein US Large Cap Growth Portfolio
1 Year	-39.02%
Since Inception^	-8.05%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns
AllianceBernstein US Value Portfolio
1 Year	-43.70%
Since Inception^	-10.77%

AllianceBernstein US Large Cap Growth Portfolio
1 Year	-33.40%
Since Inception^	-5.94%

*	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment. These share classes are not currently offered for direct investment from the general public. The Underlying Portfolios do not bear sales charges or management fees.

†

These Portfolios are offered at net asset value (NAV) and their SEC returns are the same as their NAV returns. The AllianceBernstein Underlying Portfolios can be purchased at the relevant net asset value (NAV) without a sales charge or other fee. However, there may be sales charges in connection with purchases of other AllianceBernstein Funds which invest in these Underlying Portfolios.

^	Inception date: 5/20/05.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	7

The Underlying Portfolios Historical Performance

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2008		Ending Account Value February 28, 2009		Expenses Paid During Period*
	Actual	Hypothetical	Actual	Hypothetical**	Actual	Hypothetical
Class A	$1,000	$1,000	$578.35	$1,016.07	$6.89	$8.80
Class B	$1,000	$1,000	$576.30	$1,012.50	$9.69	$12.37
Class C	$1,000	$1,000	$576.71	$1,012.55	$9.66	$12.33
Advisor Class	$1,000	$1,000	$578.81	$1,017.55	$5.72	$7.30
Class R	$1,000	$1,000	$577.79	$1,015.17	$7.59	$9.69
Class K	$1,000	$1,000	$578.16	$1,016.31	$6.69	$8.55
Class I	$1,000	$1,000	$579.72	$1,017.95	$5.41	$6.90
*	Expenses are equal to the classes’ annualized expense ratios of 1.76%, 2.48%, 2.47%, 1.46%, 1.94%, 1.71% and 1.38%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% return before expenses.

8	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Fund Expenses

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $44.6

*	All data are as of February 28, 20009. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time. The Fund invests in the AllianceBernstein Underlying Portfolios. For more details regarding the Fund’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 32-42.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	9

Portfolio Summary

STATEMENT OF NET ASSETS

February 28, 2009 (unaudited)

Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Large Cap Growth (shares of 3,367,245)	$22,796,250
AllianceBernstein U.S. Value (shares of 4,411,833)	22,059,163

Total investments (cost $67,083,403)	44,855,413
Receivable for capital stock sold	172,070
Receivable for investments sold	118,850

Total assets	45,146,333

Liabilities
Payable for capital stock redeemed	383,158
Printing fee payable	28,045
Advisory fee payable	25,830
Distribution fee payable	23,244
Administrative fee payable	20,338
Transfer Agent fee payable	15,705
Accrued expenses	61,719

Total liabilities	558,039

Net Assets	$44,588,294

Composition of Net Assets
Capital stock, at par	$7,826
Additional paid-in capital	69,802,807
Distributions in excess of net investment income	(194,563)
Accumulated net realized loss on investment transactions	(2,799,786)
Net unrealized depreciation on investments	(22,227,990)

$44,588,294

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$18,042,528	3,121,316	$5.78	*

B	$11,146,799	1,993,539	$5.59

C	$9,258,003	1,654,409	$5.60

Advisor	$4,191,373	718,514	$5.83

R	$55,280	9,714	$5.69

K	$812,261	141,392	$5.74

I	$1,082,050	187,308	$5.78

*	The maximum offering price per share for Class A shares was $6.04 which reflects a sales charge of 4.25%.

See notes to financial statements.

10	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Statement of Net Assets

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2009 (unaudited)

Investment Income
Income distributions from Underlying Portfolios	$906,143
Interest	1,659	$907,802

Expenses
Advisory fee (see Note B)	198,877
Distribution fee—Class A	35,903
Distribution fee—Class B	78,698
Distribution fee—Class C	63,938
Distribution fee—Class R	186
Distribution fee—Class K	1,094
Transfer agency—Class A	33,449
Transfer agency—Class B	26,979
Transfer agency—Class C	19,566
Transfer agency—Advisor Class	8,697
Transfer agency—Class R	62
Transfer agency—Class K	875
Transfer agency—Class I	152
Administrative	49,587
Registration fees	42,849
Custodian	33,857
Printing	27,489
Legal	23,756
Trustees’ fees	23,124
Audit	18,805
Miscellaneous	4,502

Total expenses	692,445
Less: expenses waived and reimbursed by the Adviser (see Note B)	(64,096)
Less: expense offset arrangement (see Note B)	(302)

Net expenses		628,047

Net investment income		279,755

Realized and Unrealized Loss on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares		(4,583,662)
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		(32,342,014)

Net loss on investment transactions		(36,925,676)

Net Decrease in Net Assets from Operations		$(36,645,921)

See notes to financial statements.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	11

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$279,755	$1,187,781
Net realized gain (loss) on sale of Underlying Portfolio shares	(4,583,662)	3,768,888
Net realized gain distributions from Underlying Portfolios	– 0	–	4,668,786
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(32,342,014)	(31,631,557)

Net decrease in net assets from operations	(36,645,921)	(22,006,102)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(335,779)	(428,422)
Class B	(39,602)	(22,105)
Class C	(31,880)	(16,796)
Advisor Class	(108,751)	(675,796)
Class R	(1,138)	(555)
Class K	(17,180)	(13,440)
Class I	(28,924)	(36,359)
Net realized gain on investment transactions
Class A	(1,897,881)	(3,029,958)
Class B	(1,287,075)	(2,444,092)
Class C	(1,036,109)	(1,855,890)
Advisor Class	(468,133)	(3,495,569)
Class R	(6,267)	(4,228)
Class K	(80,336)	(71,570)
Class I	(108,674)	(170,967)
Capital Stock Transactions
Net decrease	(5,917,413)	(54,767,400)

Total decrease	(48,011,063)	(89,039,249)
Net Assets
Beginning of period	92,599,357	181,638,606

End of period (including undistributed/(distributions in excess of) net investment income of ($194,563) and $88,936, respectively)	$44,588,294	$92,599,357

See notes to financial statements.

12	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 28, 2009 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Blended Style Series, Inc. (the “Company”) was organized as a Maryland corporation on April 24, 2002 and is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Company operates as a series company currently comprised of the U.S. Large Cap Portfolio (the “Fund”) and the twelve portfolios of the AllianceBernstein Retirement Strategies (the “Funds”). Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the U.S. Large Cap Portfolio. The Global Blend Portfolio, formerly a series of the company, ceased operations on November 24, 2008. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Automatic Investment Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Fund invests primarily in a combination of portfolios of the AllianceBernstein Pooling Portfolios (the “Underlying Portfolios”) representing a variety of asset classes and investment styles that are managed by AllianceBernstein L.P. (the “Adviser”). On May 20, 2005 the Fund acquired shares on the Underlying Portfolios through a tax-free exchange of Fund investment securities at cost for shares of beneficial interest of the Underlying Portfolios. The transfer had no impact on the Fund’s net assets. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	13

Notes to Financial Statements

reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$44,855,413		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$44,855,413		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

2. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Portfolios are valued at their net asset value each business day.

14	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Notes to Financial Statements

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainties in Income Taxes” (“FIN 48”), management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged to each Fund in proportion to their net assets. Expenses included in the accompanying statement of operations do not include any expenses of the Underlying Portfolios. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	15

Notes to Financial Statements

The Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses on an annual basis to 1.65% of average daily net assets for Class A shares, 2.35% of average daily net assets for Class B and Class C shares, 1.35% of average daily net assets for Advisor Class shares, 1.85% of average daily net assets for Class R shares, 1.60% of average daily net assets for Class K shares and 1.35% of average daily net assets for Class I shares (the “Expense Caps”). For the six months ended February 28, 2009, such reimbursement amounted to $64,096. The Expense Caps expired on January 1, 2009.

Pursuant to the investment advisory agreement, the Fund paid $49,587 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended February 28, 2009.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $37,503 for the six months ended February 28, 2009.

For the six months ended February 28, 2009, the expenses of Class A, Class B, Class C and Advisor Class shares were reduced by $302 under an expense offset arrangement with ABIS.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $506 from the sale of Class A shares and received $23, $7,943 and $806 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2009.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety

16	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Notes to Financial Statements

for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $719,469, $1,013,478, $6,312 and $7,232 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios, aggregated $3,354,822 and $14,504,392, respectively, for the six months ended February 28, 2009.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$	– 0	–
Gross unrealized depreciation		(22,227,990)

Net unrealized depreciation		$(22,227,990)

1. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. The Fund or the Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. The Fund or the Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund or the Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	17

Notes to Financial Statements

NOTE E

Capital Stock

Class A, Class B, Class C, Advisor Class and Class R shares each consist of 6,000,000,000 authorized shares and Class K and Class I shares each consist of 3,000,000,000 authorized shares. Transactions in capital stock for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

Class A
Shares sold	347,562	348,416	$2,745,005	$4,178,900

Shares issued in reinvestment of dividends and distributions	295,302	244,988	2,022,820	3,177,490

Shares converted from Class B	70,321	196,066	515,721	2,430,587

Shares redeemed	(745,073)	(1,166,736)	(5,754,848)	(14,199,684)

Net decrease	(31,888)	(377,266)	$(471,302)	$(4,412,707)

Class B
Shares sold	53,771	61,108	$406,394	$738,308

Shares issued in reinvestment of dividends and distributions	184,340	181,940	1,222,179	2,279,706

Shares converted to Class A	(72,911)	(203,611)	(515,721)	(2,430,587)

Shares redeemed	(395,794)	(925,904)	(2,952,657)	(11,344,666)

Net decrease	(230,594)	(886,467)	$(1,839,805)	$(10,757,239)

Class C
Shares sold	113,451	131,192	$799,321	$1,578,971

Shares issued in reinvestment of dividends and distributions	147,068	136,083	976,530	1,706,491

Shares redeemed	(401,252)	(749,596)	(2,954,027)	(9,085,038)

Net decrease	(140,733)	(482,321)	$(1,178,176)	$(5,799,576)

Advisor Class
Shares sold	201,969	1,324,510	$1,638,952	$17,090,470

Shares issued in reinvestment of dividends and distributions	66,698	63,753	460,879	835,158

Shares redeemed	(556,753)	(4,142,895)	(4,837,219)	(51,840,676)

Net decrease	(288,086)	(2,754,632)	$(2,737,388)	$(33,915,048)

18	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Notes to Financial Statements

	Shares			Amount
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)			Year Ended August 31, 2008

Class R
Shares sold	1,073		4,436		$8,381		$53,344

Shares issued in reinvestment of dividends and distributions	1,005		309		6,775		3,963

Shares redeemed	(1,390)		(204)		(8,370)		(2,525)

Net increase	688		4,541		$6,786		$54,782

Class K
Shares sold	44,348		17,410		$342,829		$208,075

Shares issued in reinvestment of dividends and distributions	14,340		6,508		97,511		84,152

Shares redeemed	(3,954)		(29,068)		(24,174)		(375,161)

Net increase (decrease)	54,734		(5,150)		$416,166		$(82,934)

Class I
Shares sold	– 0	–	4,231	$	– 0	–	$63,000

Shares issued in reinvestment of dividends and distributions	20,116		15,948		137,596		207,322

Shares redeemed	(32,299)		(9,859)		(251,290)		(125,000)

Net increase (decrease)	(12,183)		10,320		$(113,694)		$145,322

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk—An Underlying Portfolio’s investments in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of an Underlying Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	19

Notes to Financial Statements

Currency markets are generally not as regulated as securities markets. Independent of the Portfolio’s investments in securities denominated in foreign currencies, the Portfolio’s positions in various currencies may cause the Portfolio to experience losses due to the changes in exchange rates and interest rates.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2009.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2009 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2008 and August 31, 2007 were as follows:

	2008	2007
Distributions paid from:
Ordinary income	$1,381,371	$818,294
Long-term capital gains	10,884,378	7,766,644

Total taxable distributions	12,265,749	8,584,938

Total distributions paid	$12,265,749	$8,584,938

As of August 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$88,936
Undistributed long-term capital gains	7,586,621
Unrealized appreciation/(depreciation)	9,195,754	(a)

Total accumulated earnings/(deficit)	$16,871,311

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of loss on wash sales.

20	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Notes to Financial Statements

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	21

Notes to Financial Statements

adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Recent Accounting Pronouncement

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Fund’s financial statements.

22	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,						October 1, 2004 to August 31, 2005(a)		July 1, 2004 to September 30, 2004(b)		Year Ended June 30, 2004
			2008		2007		2006

Net asset value, beginning of period	$ 11.11		$ 14.18		$ 13.31		$ 12.89		$ 11.87		$ 12.14		$ 10.68

Income From Investment Operations
Net investment income (loss)(c)	.04	(d)	.12		.07	(d)	(.02	)(d)	.01	(d)	.00	(d)(e)	.01	(d)(f)
Net realized and unrealized gain (loss) on investment transactions	(4.60)		(2.18)		1.59		.98		1.44		(.27)		1.47

Net increase (decrease) in net asset value from operations	(4.56)		(2.06)		1.66		.96		1.45		(.27)		1.48

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.13)		.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.65)		(.88)		(.79)		(.54)		(.43)		– 0	–	(.02)

Total dividends and distributions	(.77)		(1.01)		(.79)		(.54)		(.43)		– 0	–	(.02)

Net asset value, end of period	$ 5.78		$ 11.11		$ 14.18		$ 13.31		$ 12.89		$ 11.87		$ 12.14

Total Return
Total investment return based on net asset value(g)	(42.16)%		(15.55)%		12.70%		7.47%		12.35%		(2.22)%		13.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,043		$35,039		$50,062		$51,188		$55,567		$52,492		$54,956
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.76	%(h)(i)	1.42	%(h)	1.31	%(h)	1.36	%(h)(j)	1.47	%(h)(i)	1.47	%(i)	1.53%
Expenses, before waivers/ reimbursements	1.96	%(h)(i)	1.42	%(h)	1.34	%(h)	1.41	%(h)(j)	1.52	%(h)(i)	1.74	%(i)	1.76%
Net investment income (loss)	1.16	%(d)(i)	.95%		.52	%(d)	(.13	)%(d)(j)	.06	%(d)(i)	.01	%(d)(i)	.09	%(d)(f)
Portfolio turnover rate	5%		10%		19%		6%		44%		11%		39%

See footnote summary on page 30.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	23

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,						October 1, 2004 to August 31, 2005(a)		July 1, 2004 to September 30, 2004(b)		Year Ended June 30, 2004
			2008		2007		2006

Net asset value, beginning of period	$ 10.68		$ 13.65		$ 12.93		$ 12.63		$ 11.71		$ 11.99		$ 10.62

Income From Investment Operations
Net investment income (loss)(c)	.02	(d)	.03		(.02	)(d)	(.11	)(d)	(.07	)(d)	(.02	)(d)	(.07	)(d)(f)
Net realized and unrealized gain (loss) on investment transactions	(4.44)		(2.11)		1.53		.95		1.42		(.26)		1.46

Net increase (decrease) in net asset value from operations	(4.42)		(2.08)		1.51		.84		1.35		(.28)		1.39

Less: Dividends and Distributions
Dividends from net investment income	(.02)		(.01)		– 0	–	– 0	–	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.65)		(.88)		(.79)		(.54)		(.43)		– 0	–	(.02)

Total dividends and distributions	(.67)		(.89)		(.79)		(.54)		(.43)		– 0	–	(.02)

Net asset value, end of period	$ 5.59		$ 10.68		$ 13.65		$ 12.93		$ 12.63		$ 11.71		$ 11.99

Total Return
Total investment return based on net asset value(g)	(42.37)%		(16.19)%		11.86%		6.65%		11.64%		(2.34)%		13.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,147		$23,762		$42,459		$51,945		$64,829		$64,399		$67,551
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	2.48	%(h)(i)	2.16	%(h)	2.04	%(h)	2.09	%(h)(j)	2.19	%(h)(i)	2.19	%(i)	2.25%
Expenses, before waivers/ reimbursements	2.72	%(h)(i)	2.16	%(h)	2.07	%(h)	2.14	%(h)(j)	2.24	%(h)(i)	2.46	%(i)	2.48%
Net investment income (loss)	.48	%(d)(i)	.24%		(.18	)%(d)	(.84	)%(d)(j)	(.66	)%(d)(i)	(.71	)%(d)(i)	(.63	)%(d)(f)
Portfolio turnover rate	5%		10%		19%		6%		44%		11%		39%

See footnote summary on page 30.

24	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,						October 1, 2004 to August 31, 2005(a)		July 1, 2004 to September 30, 2004(b)		Year Ended June 30, 2004
			2008		2007		2006

Net asset value, beginning of period	$ 10.69		$ 13.66		$ 12.93		$ 12.63		$ 11.71		$ 11.99		$ 10.62

Income From Investment Operations
Net investment income (loss)(c)	.02	(d)	.03		(.03	)(d)	(.11	)(d)	(.07	)(d)	(.02	)(d)	(.07	)(d)(f)
Net realized and unrealized gain (loss) on investment transactions	(4.44)		(2.11)		1.55		.95		1.42		(.26)		1.46

Net increase (decrease) in net asset value from operations	(4.42)		(2.08)		1.52		.84		1.35		(.28)		1.39

Less: Dividends and Distributions
Dividends from net investment income	(.02)		(.01)		– 0	–	– 0	–	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.65)		(.88)		(.79)		(.54)		(.43)		– 0	–	(.02)

Total dividends and distributions	(.67)		(.89)		(.79)		(.54)		(.43)		– 0	–	(.02)

Net asset value, end of period	$ 5.60		$ 10.69		$ 13.66		$ 12.93		$ 12.63		$ 11.71		$ 11.99

Total Return
Total investment return based on net asset value(g)	(42.33)%		(16.18)%		11.95%		6.65%		11.64%		(2.34)%		13.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,258		$19,192		$31,101		$32,904		$36,807		$39,267		$42,854
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	2.47	%(h)(i)	2.13	%(h)	2.02	%(h)	2.07	%(h)(j)	2.17	%(h)(i)	2.18	%(i)	2.24%
Expenses, before waivers/ reimbursements	2.69	%(h)(i)	2.13	%(h)	2.05	%(h)	2.12	%(h)(j)	2.22	%(h)(i)	2.45	%(i)	2.47%
Net investment income (loss)	.46	%(d)(i)	.25%		(.19	)%(d)	(.83	)%(d)(j)	(.63	)%(d)(i)	(.71	)%(d)(i)	(.62	)%(d)(f)
Portfolio turnover rate	5%		10%		19%		6%		44%		11%		39%

See footnote summary on page 30.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	25

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,						October 1, 2004 to August 31, 2005(a)		July 1, 2004 to September 30, 2004(b)		Year Ended June 30, 2004
			2008		2007		2006

Net asset value, beginning of period	$ 11.24		$ 14.35		$ 13.46		$ 12.99		$ 11.92		$ 12.18		$ 10.71

Income From Investment Operations
Net investment income(c)	.07	(d)	.20		.07	(d)	.03	(d)	.04	(d)	.01	(d)	.04	(d)(f)
Net realized and unrealized gain (loss) on investment transactions	(4.68)		(2.25)		1.66		.98		1.46		(.27)		1.48

Net increase (decrease) in net asset value from operations	(4.61)		(2.05)		1.73		1.01		1.50		(.26)		1.52

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.18)		(.05)		– 0	–	– 0	–	– 0	–	(.03)
Distributions from net realized gain on investment transactions	(.65)		(.88)		(.79)		(.54)		(.43)		– 0	–	(.02)

Total dividends and distributions	(.80)		(1.06)		(.84)		(.54)		(.43)		– 0	–	(.05)

Net asset value, end of period	$ 5.83		$ 11.24		$ 14.35		$ 13.46		$ 12.99		$ 11.92		$ 12.18

Total Return
Total investment return based on net asset value(g)	(42.12)%		(15.37)%		13.06%		7.81%		12.73%		(2.13)%		14.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,191		$11,318		$53,956		$12,407		$9,737		$9,251		$9,261
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.46	%(h)(i)	1.09	%(h)	1.02	%(h)	1.05	%(h)(j)	1.17	%(h)(i)	1.17	%(i)	1.23%
Expenses, before waivers/ reimbursements	1.65	%(h)(i)	1.09	%(h)	1.05	%(h)	1.11	%(h)(j)	1.22	%(h)(i)	1.44	%(i)	1.46%
Net investment income	1.77	%(d)(i)	1.47%		.51	%(d)	.20	%(d)(j)	.36	%(d)(i)	.31	%(d)(i)	.39	%(d)(f)
Portfolio turnover rate	5%		10%		19%		6%		44%		11%		39%

See footnote summary on page 30.

26	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,						October 1, 2004 to August 31, 2005(a)		July 1, 2004 to September 30, 2004(b)		February 17, 2004(k) to June 30, 2004
			2008		2007		2006

Net asset value, beginning of period	$ 10.97		$ 14.03		$ 13.22		$ 12.85		$ 11.86		$ 12.13		$ 12.27

Income From Investment Operations
Net investment income (loss)(c)	.04	(d)	.06		.02	(d)	(.05	)(d)	(.02	)(d)	(.01	)(d)	(.01	)(d)(f)
Net realized and unrealized gain (loss) on investment transactions	(4.55)		(2.12)		1.61		.96		1.44		(.26)		(.13)

Net increase (decrease) in net asset value from operations	(4.51)		(2.06)		1.63		.91		1.42		(.27)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.12)		(.03)		– 0	–	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.65)		(.88)		(.79)		(.54)		(.43)		– 0	–	– 0	–

Total dividends and distributions	(.77)		(1.00)		(.82)		(.54)		(.43)		– 0	–	– 0	–

Net asset value, end of period	$ 5.69		$ 10.97		$ 14.03		$ 13.22		$ 12.85		$ 11.86		$ 12.13

Total Return
Total investment return based on net asset value(g)	(42.22)%		(15.71)%		12.52%		7.09%		12.10%		(2.23)%		(1.14)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55		$99		$63		$13		$11		$10		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.94	%(h)(i)	1.62	%(h)	1.50	%(h)	1.64	%(h)(j)	1.72	%(h)(i)	1.66	%(i)	1.78	%(i)
Expenses, before waivers/ reimbursements	2.06	%(h)(i)	1.62	%(h)	1.53	%(h)	1.69	%(h)(j)	1.77	%(h)(i)	1.93	%(i)	2.15	%(i)
Net investment income (loss)	.96	%(d)(i)	.49%		.17	%(d)	(.41	)%(d)(j)	(.20	)%(d)(i)	(.18	)%(d)(i)	(.12	)%(d)(f)(i)
Portfolio turnover rate	5%		10%		19%		6%		44%		11%		39%

See footnote summary on page 30.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	27

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,					March 1, 2005(k) to August 31, 2005
			2008	2007		2006

Net asset value, beginning of period	$ 11.08		$ 14.19	$ 13.31		$ 12.90		$ 12.31

Income From Investment Operations
Net investment income (loss)(c)	.04	(d)	.11	(.10	)(d)	(.02	)(d)	(.03	)(d)
Net realized and unrealized gain (loss) on investment transactions	(4.59)		(2.17)	1.78		.97		.62

Net increase (decrease) in net asset value from operations	(4.55)		(2.06)	1.68		.95		.59

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.17)	(.01)		– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.65)		(.88)	(.79)		(.54)		– 0	–

Total dividends and distributions	(.79)		(1.05)	(.80)		(.54)		– 0	–

Net asset value, end of period	$ 5.74		$ 11.08	$ 14.19		$ 13.31		$ 12.90

Total Return
Total investment return based on net asset value(g)	(42.18)%		(15.58)%	12.84%		7.38%		4.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$812		$960	$1,302		$11		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	1.71	%(i)	1.43%	1.58%		1.37	%(j)	1.51	%(i)
Expenses, before waivers/reimbursements(h)	1.86	%(i)	1.43%	1.63%		1.42	%(j)	1.56	%(i)
Net investment income (loss)	1.11	%(d)(i)	.89%	(1.20	)%(d)	(.13	)%(d)(j)	(.50	)%(d)(i)
Portfolio turnover rate	5%		10%	19%		6%		44%
See footnote summary on page 30.

28	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,					March 1, 2005(k) to August 31,
			2008	2007		2006		2005

Net asset value, beginning of period	$ 11.17		$ 14.25	$ 13.38		$ 12.92		$ 12.31

Income From Investment Operations
Net investment income (loss)(c)	.07	(d)	.17	.08	(d)	(.02	)(d)	(.01	)(d)
Net realized and unrealized gain (loss) on investment transactions	(4.64)		(2.18)	1.64		1.02		.62

Net increase (decrease) in net asset value from operations	(4.57)		(2.01)	1.72		1.00		.61

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.19)	(.06)		– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.65)		(.88)	(.79)		(.54)		– 0	–

Total dividends and distributions	(.82)		(1.07)	(.85)		(.54)		– 0	–

Net asset value, end of period	$ 5.78		$ 11.17	$ 14.25		$ 13.38		$ 12.92

Total Return
Total investment return based on net asset value(g)	(42.03)%		(15.15)%	13.09%		7.77%		4.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,082		$2,228	$2,696		$277		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	1.38	%(i)	1.01%	.96%		.97	%(j)	1.19	%(i)
Expenses, before waivers/reimbursements(h)	1.40	%(i)	1.01%	.99%		1.02	%(j)	1.24	%(i)
Net investment income (loss)	1.67	%(d)(i)	1.33%	.62	%(d)	(.19	)%(d)(j)	(.17	)%(d)(i)
Portfolio turnover rate	5%		10%	19%		6%		44%

See footnote summary on page 30.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	29

Financial Highlights

(a)	The Fund changed its fiscal year end from September 30 to August 31.

(b)	The Fund changed its fiscal year end from June 30 to September 30.

(c)	Based on average shares outstanding.

(d)	Net of fees and expenses waived/reimbursed by the Adviser.

(e)	Amount is less than $.005.

(f)	Net of fees and expenses waived by the Transfer Agent.

(g)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(h)	Expense ratios do not include expenses of the Underlying Portfolios in which the Fund invests. For the six months ended February 28, 2009 and the years ended August 31, 2008, August 31, 2007 and August 31, 2006, the estimated annualized blended expense ratios were .03%, .02%, .02%, and .04%, respectively.

(i)	Annualized.

(j)	The ratio includes expenses attributable to costs of proxy solicitation.

(k)	Commencement of distributions.

See notes to financial statements.

30	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Seth J. Masters(2), Senior Vice President

Thomas J. Fontaine(2), Vice President

Dokyoung Lee(2), Vice President

Patrick J. Rudden(2), Vice President

Karen A. Sesin(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Independent Registered Public Accounting Firm
KPMG LLP 345 Park Avenue New York, NY 10154
Principal Underwriter
AllianceBernstein Investments, Inc. 1345 Avenue of the Americas New York, NY 10105 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004	Transfer Agent AllianceBernstein Investor Services, Inc. P.O. Box 786003 San Antonio, TX 78278-6003 Toll-Free (800) 221-5672

(1)	Member of the Audit Committee, Governance and Nominating Committee and Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Blend Strategies Team. Messrs. Masters, Fontaine, Lee and Rudden and Ms. Sesin are the members of the Blend Strategies Team primarily responsible for the day-to- day management of the Fund’s portfolio.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	31

Board of Directors

Pages 32-42 represent the holdings of the Underlying Portfolios in which the Fund may invest, including specific breakdowns within Underlying Portfolios. This holdings information has been derived from each fund’s February 28, 2009 financial statements. A copy of the Underlying Portfolios’ unaudited semi-annual report is available upon request.

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

U.S. VALUE PORTFOLIO

U.S. LARGE CAP GROWTH PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

32	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Portfolio Summary

U.S. VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.0%
Energy – 18.9%
Oil, Gas & Consumable Fuels – 18.9%
Apache Corp.	368,800	$21,792,392
BP PLC (Sponsored) (ADR)	193,400	7,418,824
Chevron Corp.	941,000	57,128,110
ConocoPhillips	672,400	25,114,140
Devon Energy Corp.	425,600	18,585,952
EOG Resources, Inc.	147,800	7,395,912
Exxon Mobil Corp.	1,578,500	107,180,150
Occidental Petroleum Corp.	221,900	11,509,953
Royal Dutch Shell PLC (ADR)	330,500	14,532,085
Sunoco, Inc.	141,500	4,733,175

		275,390,693

Financials – 14.7%
Capital Markets – 4.1%
Deutsche Bank AG	313,100	8,002,836
The Goldman Sachs Group, Inc.	334,300	30,448,044
Morgan Stanley	1,071,300	20,933,202

		59,384,082

Commercial Banks – 0.5%
Fifth Third Bancorp	430,500	908,355
SunTrust Banks, Inc.	153,500	1,846,605
U.S. Bancorp	299,300	4,282,983

		7,037,943

Consumer Finance – 0.1%
Capital One Financial Corp.	148,900	1,794,245

Diversified Financial Services – 2.4%
Bank of America Corp.	1,314,800	5,193,460
JP Morgan Chase & Co.	1,303,100	29,775,835

		34,969,295

Insurance – 7.6%
ACE Ltd.	354,700	12,950,097
Allstate Corp.	878,100	14,778,423
American International Group, Inc.	1,159,800	487,116
Everest Re Group Ltd.	65,500	4,266,015
Fidelity National Financial, Inc. – Class A	522,500	8,657,825
Genworth Financial, Inc. – Class A	945,500	1,144,055
Hartford Financial Services Group, Inc.	667,700	4,072,970
Lincoln National Corp.	566,300	4,864,517
MetLife, Inc.	1,046,800	19,323,928
Old Republic International Corp.	334,800	3,039,984
PartnerRe Ltd.	66,100	4,091,590
RenaissanceRe Holdings Ltd.	95,300	4,291,359
Torchmark Corp.	101,400	2,088,840

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	33

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

The Travelers Co., Inc.	509,000	$18,400,350
Unum Group	715,800	7,286,844
XL Capital Ltd. – Class A	489,900	1,621,569

		111,365,482

		214,551,047

Health Care – 14.3%
Biotechnology – 1.4%
Amgen, Inc.(a)	437,800	21,421,554

Health Care Equipment & Supplies – 0.2%
Covidien Ltd.	95,000	3,008,650

Health Care Providers & Services – 0.6%
Cardinal Health, Inc.	263,700	8,557,065

Pharmaceuticals – 12.1%
Eli Lilly & Co.	303,800	8,925,644
GlaxoSmithKline PLC (Sponsored) (ADR)	301,400	9,081,182
Johnson & Johnson	660,300	33,015,000
Merck & Co., Inc.	1,474,800	35,690,160
Pfizer, Inc.	3,541,100	43,590,941
Sanofi-Aventis SA (ADR)	420,500	10,773,210
Schering-Plough Corp.	673,600	11,713,904
Wyeth	563,300	22,993,906

		175,783,947

		208,771,216

Consumer Staples – 12.6%
Beverages – 2.0%
The Coca-Cola Co.	51,900	2,120,115
Coca-Cola Enterprises, Inc.	1,018,600	11,693,528
Constellation Brands, Inc. – Class A(a)	594,100	7,753,005
Pepsi Bottling Group, Inc.	393,800	7,285,300

		28,851,948

Food & Staples Retailing – 2.1%
The Kroger Co.	398,300	8,232,861
Safeway, Inc.	659,800	12,206,300
Supervalu, Inc.	320,666	5,005,596
Wal-Mart Stores, Inc.	100,000	4,924,000

		30,368,757

Food Products – 4.3%
Archer-Daniels-Midland Co.	918,100	24,476,546
Bunge Ltd.	260,000	12,188,800
ConAgra Foods, Inc.	419,900	6,332,092
Del Monte Foods Co.	590,000	4,218,500
The JM Smucker Co.	18,541	688,242
Kraft Foods, Inc. – Class A	173,300	3,947,774

34	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Sara Lee Corp.	953,700	$7,353,027
Tyson Foods, Inc. – Class A	453,900	3,826,377

		63,031,358

Household Products – 2.3%
Procter & Gamble Co.	707,554	34,082,876

Tobacco – 1.9%
Altria Group, Inc.	560,300	8,651,032
Philip Morris International, Inc.	219,800	7,356,706
Reynolds American, Inc.	325,600	10,933,648

		26,941,386

		183,276,325

Consumer Discretionary – 11.0%
Auto Components – 0.6%
Autoliv, Inc.	314,300	4,676,784
Magna International, Inc. – Class A	179,600	4,608,536

		9,285,320

Automobiles – 0.6%
Toyota Motor Corp. (Sponsored) (ADR)	134,100	8,467,074

Household Durables – 0.0%
KB Home	12,300	109,470

Media – 4.5%
CBS Corp. – Class B	1,860,500	7,944,335
Gannett Co., Inc.	1,019,700	3,303,828
News Corp. – Class A	1,770,330	9,843,035
Time Warner, Inc.	3,000,200	22,891,526
Viacom, Inc. – Class B(a)	461,800	7,107,102
The Walt Disney Co.	830,600	13,929,162

		65,018,988

Multiline Retail – 1.4%
Family Dollar Stores, Inc.	383,000	10,509,520
JC Penney Co., Inc.	312,300	4,787,559
Macy’s, Inc.	746,070	5,871,571

		21,168,650

Specialty Retail – 3.7%
AutoNation, Inc.(a)	175,700	1,753,486
Foot Locker, Inc.	540,900	4,494,879
The Gap, Inc.	655,500	7,072,845
Home Depot, Inc.	963,100	20,119,159
Limited Brands, Inc.	753,035	5,790,839
Lowe’s Cos, Inc.	334,449	5,297,672
TJX Cos, Inc.	390,200	8,689,754

		53,218,634

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	35

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.2%
Jones Apparel Group, Inc.	864,600	$2,325,774

		159,593,910

Telecommunication Services – 7.9%
Diversified Telecommunication Services – 6.3%
AT&T, Inc.	2,769,300	65,826,261
Telefonica SA (ADR)	68,900	3,828,084
Verizon Communications, Inc.	780,700	22,273,371

		91,927,716

Wireless Telecommunication Services – 1.6%
Sprint Nextel Corp.(a)	4,842,700	15,932,483
Vodafone Group PLC (Sponsored) (ADR)	432,800	7,682,200

		23,614,683

		115,542,399

Information Technology – 6.9%
Communications Equipment – 3.4%
Corning, Inc.	665,100	7,016,805
Motorola, Inc.	3,694,551	13,004,819
Nokia OYJ (Sponsored) – Class A (ADR)	2,260,900	21,162,024
Telefonaktiebolaget LM Ericsson (Sponsored) – Class B (ADR)	1,010,000	8,241,600

		49,425,248

Computers & Peripherals – 1.0%
International Business Machines Corp.	66,800	6,147,604
Lexmark International, Inc. – Class A(a)	285,800	4,898,612
Western Digital Corp.(a)	261,500	3,572,090

		14,618,306

Electronic Equipment, Instruments & Components – 1.3%
AU Optronics Corp. (Sponsored) (ADR)	1,448,000	10,411,120
Ingram Micro, Inc. – Class A(a)	237,677	2,588,303
Sanmina-SCI Corp.(a)	310,800	77,700
Tyco Electronics Ltd.	568,000	5,384,640
Vishay Intertechnology, Inc.(a)	83,800	213,690

		18,675,453

Semiconductors & Semiconductor Equipment – 0.3%
Nvidia Corp.(a)	531,100	4,397,508

Software – 0.9%
Symantec Corp.(a)	913,500	12,633,705

		99,750,220

36	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Industrials – 4.4%
Airlines – 0.4%
UAL Corp.(a)	1,125,200	$5,524,732

Commercial Services & Supplies – 0.7%
Republic Services, Inc. – Class A	483,480	9,621,252

Electrical Equipment – 0.2%
Cooper Industries Ltd. – Class A	167,600	3,534,684

Industrial Conglomerates – 2.9%
3M Co.	98,900	4,495,994
General Electric Co.	3,198,700	27,220,937
Tyco International Ltd.	553,700	11,101,685

		42,818,616

Machinery – 0.2%
Caterpillar, Inc.	21,000	516,810
Cummins, Inc.	81,000	1,684,800

		2,201,610

		63,700,894

Materials – 2.0%
Chemicals – 0.3%
Eastman Chemical Co.	235,500	4,837,170

Containers & Packaging – 1.7%
Ball Corp.	309,300	12,461,697
Owens-Illinois, Inc.(a)	473,400	7,299,828
Sonoco Products Co.	210,400	4,054,408

		23,815,933

		28,653,103

Utilities – 1.3%
Independent Power Producers & Energy Traders – 0.3%
Reliant Energy, Inc.(a)	982,400	3,399,104

Multi-Utilities – 1.0%
CMS Energy Corp.	277,400	3,068,044
Dominion Resources, Inc.	233,200	7,037,976
NiSource, Inc.	164,300	1,437,625
Wisconsin Energy Corp.	85,125	3,389,678

		14,933,323

		18,332,427

Total Common Stocks (cost $2,331,649,069)		1,367,562,234

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	37

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.5%
Investment Companies – 5.5%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(b) (cost $79,978,093)	79,978,093	$79,978,093

Total Investments – 99.5% (cost $2,411,627,162)		1,447,540,327
Other assets less liabilities – 0.5%		7,263,597

Net Assets – 100.0%		$1,454,803,924

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

38	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

U.S. Value Portfolio—Portfolio of Investments

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Health Care – 26.5%
Biotechnology – 13.8%
Celgene Corp.(a)	977,600	$43,728,048
Genentech, Inc.(a)	993,700	85,011,035
Gilead Sciences, Inc.(a)	1,906,250	85,400,000

		214,139,083

Health Care Equipment & Supplies – 4.3%
Alcon, Inc.	195,550	16,105,498
Baxter International, Inc.	567,600	28,896,516
Becton Dickinson & Co.	332,725	20,592,350

		65,594,364

Health Care Providers & Services – 2.1%
Medco Health Solutions, Inc.(a)	812,100	32,955,018

Pharmaceuticals – 6.3%
Abbott Laboratories	685,100	32,432,634
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	1,453,000	64,774,740

		97,207,374

		409,895,839

Information Technology – 26.0%
Communications Equipment – 6.9%
Cisco Systems, Inc.(a)	3,575,600	52,096,492
QUALCOMM, Inc.	1,637,300	54,734,939

		106,831,431

Computers & Peripherals – 10.1%
Apple, Inc.(a)	730,960	65,282,038
Hewlett-Packard Co.	3,114,050	90,400,871

		155,682,909

Internet Software & Services – 6.5%
Google, Inc. – Class A(a)	298,615	100,928,884

Semiconductors & Semiconductor Equipment – 0.7%
Intel Corp.	903,300	11,508,042

Software – 1.8%
Activision Blizzard, Inc.(a)	696,400	6,984,892
Microsoft Corp.	1,268,500	20,486,275

		27,471,167

		402,422,433

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	39

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Staples – 15.8%
Beverages – 4.8%
The Coca-Cola Co.	471,800	$19,273,030
Molson Coors Brewing Co. – Class B	360,000	12,682,800
PepsiCo, Inc.	894,400	43,056,416

		75,012,246

Food & Staples Retailing – 4.9%
Costco Wholesale Corp.	803,000	33,999,020
Wal-Mart Stores, Inc.	865,650	42,624,606

		76,623,626

Food Products – 0.8%
General Mills, Inc.	233,500	12,254,080

Household Products – 4.0%
Colgate-Palmolive Co.	586,200	35,277,516
Procter & Gamble Co.	552,000	26,589,840

		61,867,356

Tobacco – 1.3%
Philip Morris International, Inc.	592,300	19,824,281

		245,581,589

Energy – 8.4%
Energy Equipment & Services – 4.8%
Cameron International Corp.(a)	653,200	12,593,696
National Oilwell Varco, Inc.(a)	199,600	5,335,308
Schlumberger Ltd.	1,507,135	57,361,558

		75,290,562

Oil, Gas & Consumable Fuels – 3.6%
Apache Corp.	262,600	15,517,034
EOG Resources, Inc.	576,775	28,861,821
XTO Energy, Inc.	350,000	11,081,000

		55,459,855

		130,750,417

Consumer Discretionary – 7.0%
Hotels, Restaurants & Leisure – 3.1%
McDonald’s Corp.	918,050	47,968,112

Media – 1.7%
The Walt Disney Co.	1,584,400	26,570,388

Multiline Retail – 1.8%
Kohl’s Corp.(a)	811,200	28,505,568

Textiles, Apparel & Luxury Goods – 0.4%
Nike, Inc. – Class B	133,000	5,523,490

		108,567,558

40	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 6.4%
Capital Markets – 3.6%
The Blackstone Group LP	424,800	$2,068,776
The Charles Schwab Corp.	535,900	6,811,289
Franklin Resources, Inc.	349,500	16,007,100
The Goldman Sachs Group, Inc.	340,600	31,021,848

		55,909,013

Diversified Financial Services – 2.8%
CME Group, Inc. – Class A	120,810	22,035,744
JP Morgan Chase & Co.	945,800	21,611,530

		43,647,274

		99,556,287

Industrials – 5.3%
Aerospace & Defense – 1.6%
Honeywell International, Inc.	314,960	8,450,377
Lockheed Martin Corp.	264,100	16,667,351

		25,117,728

Construction & Engineering – 1.1%
Fluor Corp.	108,500	3,607,625
Jacobs Engineering Group, Inc.(a)	405,500	13,681,570

		17,289,195

Electrical Equipment – 1.8%
Emerson Electric Co.	1,032,400	27,616,700

Machinery – 0.8%
Cummins, Inc.	130,800	2,720,640
Danaher Corp.	169,500	8,603,820

		11,324,460

		81,348,083

Materials – 4.0%
Chemicals – 4.0%
Air Products & Chemicals, Inc.	172,000	7,955,000
Monsanto Co.	707,140	53,933,568

		61,888,568

Total Common Stocks (cost $1,960,693,834)		1,540,010,774

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	41

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(b) (cost $1,839,640)	1,839,640	$1,839,640

Total Investments – 99.5% (cost $1,962,533,474)		1,541,850,414
Other assets less liabilities – 0.5%		7,561,625

Net Assets – 100.0%		$1,549,412,039

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

42	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

U.S. Large Cap Growth Portfolio—Portfolio of Investments

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Blended Style Series, Inc. (the “Fund”), in respect of the AllianceBernstein U.S. Large Cap Portfolio (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”).

The Portfolio seeks long term growth of capital through investing in a combination of shares of The AllianceBernstein Pooling Portfolios (the “Pooling Portfolios”),3 which represent a variety of asset classes and investment styles, rather than making direct investments in portfolio securities. As a result, certain expenses will be minimal, such as custodian charges, or non-existent, such as brokerage commissions, except as incurred indirectly through the Pooling Portfolios.

The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Management fees charged to institutional and other clients of the Adviser for like services;

2.	Management fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

1	It should be noted that the information in the fee summary was completed on July 24, 2008 and presented to the Board of Directors on August 5-7, 2008.

2	Future references to the Portfolio do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolio.

3	The Portfolio invests in a combination of the following Pooling Portfolios: U.S. Value Portfolio and U.S. Large Cap Growth Portfolio.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	43

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

INVESTMENT ADVISORY FEES, EXPENSE CAPS & RATIOS

The Adviser proposed that the Portfolio pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4

Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 06/30/08 ($MIL)	Portfolio
Blend	65 bp on 1st $2.5 billion 55 bp on next $2.5 billion 50 bp on the balance	$101.3	U.S. Large Cap Portfolio

It should be noted that there are no management fees charged by the Adviser for managing the Pooling Portfolios in which the Portfolio invests, although those Funds do bear expenses incurred by the Pooling Portfolios.

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser was entitled to receive $92,000 (0.05% of the Portfolio’s average daily net assets) for such services but waived $56,622 (0.03% of the Portfolio’s average daily net assets).

The Adviser agreed to waive that portion of its management fees and/or reimburse the Portfolio for that portion of its total operating expenses to the degree necessary to limit the Portfolio’s expense ratios to the amounts set forth below for the Portfolio’s fiscal year. The expense limitation undertaking is set to terminate on December 31, 2008. It should be noted that all share classes of the Portfolio were operating below their expense caps for the most recent semi-annual period. Accordingly, the expense limitation undertaking of the

4	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

44	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Portfolio was of no effect. Set forth below are the gross expense ratios of the Portfolio for the most recent semi-annual period:

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio (02/29/08)[5]	Fiscal Year End
U.S. Large Cap Portfolio	Class A Class B Class C Class R Class K Class I Advisor	1.65 2.35 2.35 1.85 1.60 1.35 1.35	% % % % % % %	1.39% 2.12% 2.10% 1.53% 1.39% 0.97% 1.09%	August 31

The expense limitation undertaking set forth in the table above for U.S. Large Cap Portfolio includes the blended expense ratio of the Pooling Portfolios (i.e., the Portfolio’s underlying expense ratio). For the six months ended February 29, 2008, the estimated underlying expense ratio for the Portfolio was 0.02%.

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are entitled to be reimbursed by the Portfolio to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time.

5	Annualized

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	45

In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and legal and reputational risks are greater, it is worth considering information regarding the advisory fees charged to institutional accounts with a substantially similar investment style as the Portfolio.6 In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AllianceBernstein Institutional fee schedule been applicable to the Portfolio versus the Portfolio’s advisory fee based on June 30, 2008 net assets:

Portfolio	Net Assets 06/30/08 ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
U.S. Large Cap Portfolio	$101.3	U.S. Blend Schedule 80 bp on 1st $25 million 60 bp on next $25 million 50 bp on next $50 million 40 bp on next $100 million 30 bp on the balance Minimum account size: $50m	0.597%	0.650%

The AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is managed by the adviser and is available through variable annuity and variable life contracts offered by other financial institutions, offers policyholders the option to utilize the AVPS portfolios as the investment option underlying their

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

46	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a substantially similar investment style as the Portfolio:7

Portfolio	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee
U.S. Large Cap Portfolio	U.S. Large Cap Blended Style Portfolio	0.65% on first $2.5 billion 0.55% on next $2.5 billion 0.50% on the balance	0.65%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the following fees for American Equity Blend Portfolio, which is a Luxembourg fund that has a somewhat similar investment style as the Portfolio.

Portfolio	Luxembourg Fund	Fee
U.S. Large Cap Portfolio	American Equity Blend Portfolio
	Class A8	1.50%
	Class I (Institutional)	0.70%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Portfolio.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers. Lipper’s analysis included the Portfolio’s ranking with respect to the proposed management fee relative to the median of the Portfolio’s Lipper Expense Group (“EG”)9 at the approximate current asset level of the Portfolio.10

7	It should be noted that the AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same breakpoints in its advisory fee schedule as the AVPS portfolio.

8	Class A shares of the Luxembourg funds are charged an “all-in” fee, which covers investment advisory and distribution-related services.

9	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

10	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	47

Lipper describes an EG as a representative sample of comparable funds and a Lipper Expense Universe (“EU”) as a broader group, consisting of all funds in the same investment classification/objective with a similar load type as the subject Portfolio.

Portfolio	Contractual Management Fee[11]	Lipper Group Median	Rank
U.S. Large Cap Portfolio	0.650	0.750	3/19

Lipper also analyzed the total expense ratio of the Portfolio in comparison to its EG12 and EU.13 It should be noted that the Portfolio’s total expense ratio is inclusive of the Portfolio’s underlying expenses. The result of that analysis is set forth below:

Portfolio	Expense Ratio (%)[14]	Lipper Group Median (%)	Lipper Group Rank	Lipper Universe Median (%)	Lipper Universe Rank
U.S. Large Cap Portfolio	1.330	1.275	13/19	1.243	84/121

Based on this analysis, the Portfolio has a more favorable ranking on a management fee basis than on a total expense ratio basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

11	The contractual management fee would not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services. As previously mentioned, during the most recently completed fiscal year, the Adviser waived a portion of these payments. In addition, the contractual management fee would not reflect any advisory fee waivers or expense reimbursements made by the Adviser to the Portfolio for expense caps that would effectively reduce the actual management fee, although for the most recently completed fiscal year the Portfolio was operating below its expense cap.
12	Lipper uses the following criteria in screening funds to be included in the Portfolio’s expense group: fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. A Lipper Expense Group will typically consist of seven to twenty funds.
13	Except for asset (size) comparability and load type, Lipper uses the same criteria for selecting a Lipper Expense Group when selecting a Lipper Expense Universe. Unlike the Lipper Expense Group, the Lipper Expense Universe allows for the same adviser to be represented by more than just one fund.
14	Most recently completed fiscal year Class A share total expense ratio.

48	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability percentage from providing investment advisory services to the Portfolio decreased during calendar year 2007 versus 2006.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and/or Pooling Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”), and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolio’s principal underwriter. ABI and the Adviser have disclosed in the Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolio. In 2007, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $24 million for distribution services and educational support (revenue sharing payments). For 2008, it is anticipated, ABI will pay approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $28 million.15 During the Portfolio’s most recently completed fiscal year, ABI received from the Portfolio $4,651, $976,818 and $60,663 in front-end sales charges, Rule 12b-1 and CDSC fees, respectively.

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolio, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS’ after-tax profitability decreased in 2007 in comparison to 2006.

15	ABI currently inserts the “Advance” in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an “independent mailing” would cost.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	49

During the Portfolio’s most recently completed fiscal year, ABIS received $115,569 in fees from the Portfolio.16

There are no portfolio transactions for the Portfolio since the Portfolio pursues its investment objectives through investing in a combination of the Pooling Portfolios. However, the Pooling Portfolios do engage in portfolio transactions. During the most recently completed fiscal year, none of the Pooling Portfolios effected brokerage transactions through and paid commissions to the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB”. The Pooling Portfolios may in the future effect brokerage transactions through SCB and pay commissions for such transactions. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Pooling Portfolios and other clients. These soft dollar benefits reduce the Adviser’s research expenses and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,17 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli18 study on advisory fees and various fund characteristics. The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors. In this regard, it was noted that the advisory fees of the AllianceBernstein Mutual Funds were generally within the 25th – 75th percentile

16	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then the transfer agent’s account to the Portfolio’s account. During the Portfolio’s most recently completed fiscal year, the fees paid by the Portfolio to ABIS were reduced by $8,607 under the offset agreement between the Portfolio and ABIS.

17	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

18	The Deli study was originally published in 2002 based on 1997 data.

50	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

range of their comparable peers.19 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund assets under management (“AUM”), family AUM, index fund indicator and investment style. The independent consultant observed that the actual advisory fees of the AllianceBernstein Mutual Funds were generally lower than the fees predicted by the study’s regression model.

The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets. The independent consultant observed that the advisory fees of the AllianceBernstein Mutual Funds were generally in line with their peers.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $717 billion as of June 30, 2008, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information in the table below, prepared by Lipper, shows the 1, 3, and 5 year net performance returns and rankings of the Portfolio20 relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”) 21 for the periods ended April 30, 2008.22

U.S. Large Cap Portfolio	Portfolio Return	PG Median	PU Median	PG Rank	PU Rank
1 year	-6.73	1.54	1.64	19/19	130/133
3 year	7.62	8.36	8.78	14/19	86/120
5 year	8.19	8.65	9.20	11/18	70/108

19	The two dimensional analysis also showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.
20	The performance rankings are for the Class A shares of the Portfolio. It should be noted that the performance returns of the Portfolio shown were provided by the Adviser. Lipper maintains its own database that includes the Portfolio’s performance returns. Rounding differences may cause the Adviser’s Portfolio returns to be one or two basis points different from Lipper’s own Portfolio returns. To maintain consistency, the performance returns of the Portfolio, as reported by the Adviser, are provided instead of Lipper.
21	The Portfolio’s PG is identical to the Portfolio’s EG. The Portfolio’s PU is not identical to the Portfolio’s EU as the criteria for including or excluding a fund in/from a PU is somewhat different than that of an EU.
22	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	51

Set forth below are the 1, 3 and 5 year and since inception performance returns of the Portfolio (in bold)23 versus its benchmark.

	Periods Ending April 30, 2008 Annualized Net Performance (%)
	1 Year (%)	3 Year (%)	5 Year (%)	Since Inception (%)[24]
U.S. Large Cap Portfolio	-6.73	7.62	8.19	7.41
S&P 500 Stock Index	-4.68	8.23	10.62	9.32
Inception Date: July 15, 2002

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: September 3, 2008

23	The performance returns are for the Class A shares of the Portfolio.

24	The Adviser provided Portfolio and benchmark performance return information for periods through April 30, 2008.

52	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Wealth Preservation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund*

Global & International

Global Growth Fund*

Global Thematic Growth Fund*

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National National II* Arizona California Florida Massachusetts Michigan	Minnesota New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

ACM Managed Dollar Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Spain Fund

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to November 3, 2008, Small/Mid Cap Growth Fund was named Mid-Cap Growth Fund, Global Growth Fund was named Global Research Growth Fund, and Global Thematic Growth Fund was named Global Technology Fund. Prior to December 1, 2008, National II was named Insured National.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	53

AllianceBernstein Family of Funds

NOTES

54	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

NOTES

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO •	55

NOTES

56	• ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

LCB-0152-0209

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	April 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	April 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	April 24, 2009